John V. Murphy
President &                               (OppenheimerFunds logo)
Chief Executive Officer                    OppenheimerFunds, Inc.
                                          498 Seventh Avenue, 10th Floor
                                               New York, NY  10018
                                           www.oppenheimerfunds.com

                                                        August 8, 2003

Dear Oppenheimer Europe Fund Shareholder,

One of the things we are proud of at OppenheimerFunds, Inc. is our commitment to our Fund  shareholders.  I am  writing  to you  today  to let you  know  about a positive change that has been proposed for Oppenheimer Europe Fund.

After careful consideration,  the Board of Trustees has determined that it would be in the best  interest of  shareholders  of  Oppenheimer  Europe Fund ("Europe
Fund") to reorganize  into another  Oppenheimer  fund,  Oppenheimer  Global Fund
("Global  Fund"). A shareholder  meeting has been scheduled in October,  and all
Europe  Fund  shareholders  of record  as of July  29th are being  asked to vote either in person or by proxy,  on the proposed  reorganization.  You will find a proxy statement detailing the proposal, a ballot card, a Global Fund prospectus, instruction for voting by telephone and a postage-paid  return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?

Europe Fund and Global Fund both seek capital appreciation through investment in foreign stocks.  Global Fund's holdings offer a much broader geographic mix than
Europe  Fund.  Global  Fund's  portfolio  can  include  securities  of  European companies,  companies in other foreign  countries and in the U.S.,  depending on perceived investment opportunities.

Among other factors,  the Europe Fund Board considered that the expense ratio of
Global Fund has been lower than the expense ratio of Europe fund.  Although past performance is not  predictive of future  results,  shareholders  of Europe Fund would  have an  opportunity  to  become  shareholders  of a fund  with a  better long-term performance history.

How do you vote?

To cast your vote,  simply  mark,  sign and date the  enclosed  proxy ballot and return it in the postage-paid  envelope today. You also may vote by telephone by following the instructions on the proxy ballot.  Using a touch-tone telephone to cast your vote saves you time and helps reduce the Fund's expenses.  If you vote by phone, you do not need to mail the proxy ballot.

Remember,  it can  be  expensive  for  the  Fund--and  ultimately  for  you as a shareholder--to  remail ballots if not enough  responses are received to conduct the meeting. If your vote is not received before the scheduled meeting,  you may receive a telephone call asking you to vote.

Please read the enclosed proxy  statement for complete  details on the proposal.
Of course, if you have any questions,  please contact your financial advisor, or call  us  at  1.800.708.7780.  As  always,  we  appreciate  your  confidence  in
OppenheimerFunds and look forward to serving you for many years to come.

                                                   Sincerely,

                                                  /s/ John V. Murphy

                                                  John V. Murphy
Enclosures

                                              OPPENHEIMER EUROPE FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.708.7780

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                          TO BE HELD ON OCTOBER 10, 2003

To the Shareholders of Oppenheimer Europe Fund:

     Notice is  hereby  given  that a Special  Meeting  of the  Shareholders  of
Oppenheimer  Europe Fund ("Europe  Fund"),  a registered  investment  management company,  will be held at 6803 South  Tucson Way,  Centennial,  CO 80112 at 1:00
P.M.,  Mountain  time,  on October 10, 2003,  or any  adjournments  thereof (the
"Meeting"), for the following purposes:

1. To approve an Agreement and Plan of Reorganization between Oppenheimer Europe
Fund  ("Europe  Fund") and  Oppenheimer  Global Fund  ("Global  Fund"),  and the
transactions  contemplated thereby,  including (a) the transfer of substantially all the assets of Europe Fund to Global  Fund in exchange  for Class A, Class B,
Class C,  Class N and Class Y shares of Global  Fund,  (b) the  distribution  of these  shares of Global  Fund to the  corresponding  Class A,  Class B, Class C,
Class N and Class Y  shareholders  of Europe  Fund in  complete  liquidation  of
Europe Fund and (c) the  cancellation of the  outstanding  shares of Europe Fund
(all of the foregoing being referred to as the "Proposal").

2. To act upon such other matters as may properly come before the Meeting.

     Shareholders  of  record  at the  close of  business  on July 29,  2003 are entitled to notice of, and to vote at, the  Meeting.  The Proposal is more fully discussed in the Prospectus and Proxy Statement. Please read it carefully before telling  us,  through  your proxy or in person,  how you wish your  shares to be voted.  The Board of Trustees of Europe Fund  recommends  a vote in favor of the
Proposal. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of  Trustees,  Robert G.  Zack,  Secretary  August 8, 2003
---------------------------------------------------------------------------
Shareholders  who do not expect to attend the Meeting are  requested to indicate voting instructions on the enclosed proxy and to date, sign and return it in the accompanying  postage-paid envelope. To avoid unnecessary duplicate mailings, we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

                                        OPPENHEIMER GLOBAL FUND
                        6803 South Tucson Way, Centennial, Colorado 80112
                                        1.800.708.7780

                           COMBINED PROSPECTUS AND PROXY STATEMENT
                                  DATED AUGUST 8, 2003

                                    Acquisition of the Assets of
                                       OPPENHEIMER EUROPE FUND
                              6803 South Tucson Way, Centennial, Colorado 80112
                                             1.800.708.7780

By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                                 OPPENHEIMER GLOBAL FUND

     This combined  Prospectus  and Proxy  Statement  solicits  proxies from the shareholders of Oppenheimer Europe Fund ("Europe Fund") to be voted at a Special
Meeting of  Shareholders  (the  "Meeting")  to approve the Agreement and Plan of
Reorganization   (the   "Reorganization   Agreement")   and   the   transactions
contemplated thereby (the "Reorganization")  between Europe Fund and Oppenheimer
Global Fund  ("Global  Fund").  This  combined  Prospectus  and Proxy  Statement constitutes the Prospectus of Global Fund and the Proxy Statement of Europe Fund
filed on Form N-14 with the  Securities  and  Exchange  Commission  ("SEC").  If
shareholders   vote   to   approve   the   Reorganization   Agreement   and  the
Reorganization,  the net  assets  of  Europe  Fund  will be  acquired  by and in exchange for shares of Global  Fund.  The Meeting will be held at the offices of
OppenheimerFunds, Inc. at 6803 South Tucson Way, Centennial, CO 80112 on October
10,  2003 at 1:00 P.M.  Mountain  time.  The Board of Trustees of Europe Fund is soliciting  these proxies on behalf of Europe Fund.  This  Prospectus  and Proxy
Statement will first be sent to shareholders on or about August 25, 2003.

     If the shareholders vote to approve the Reorganization  Agreement, you will receive  Class A shares  of  Global  Fund  equal in value to the value as of the
Valuation Date (this term is defined in the Agreement and Plan of Reorganization attached  hereto as Exhibit A as the business day  preceding the Closing Date of the  Reorganization)  of your Class A shares of Europe  Fund;  Class B shares of
Global Fund equal in value to the value as of the Valuation Date of your Class B shares of Europe Fund; Class C shares of Global Fund equal in value to the value as of the Valuation  Date of your Class C shares of Europe Fund;  Class N shares of  Global  Fund  equal in value to the value as of the  Valuation  Date of your
Class N shares of Europe Fund;  and Class Y shares of Global Fund equal in value to the value as of the  Valuation  Date of your  Class Y shares of Europe  Fund.
Europe  Fund will then be  liquidated  and  de-registered  under the  Investment
Company Act of 1940 (the "Investment Company Act").

     Global Fund's investment objective is to seek capital appreciation.  Global
Fund invests mainly in common stocks of U.S. and foreign companies the portfolio manager has selected for their long-term growth potential.

     This Prospectus and Proxy Statement gives  information about Class A, Class
B,  Class C,  Class N and  Class Y shares of Global  Fund that you  should  know before  investing.  You should  retain it for future  reference.  A Statement of
Additional  Information  relating  to  the  Reorganization   described  in  this
Prospectus and Proxy  Statement,  dated August 8, 2003 (the "Proxy  Statement of
Additional  Information")  has been  filed  with  the  Securities  and  Exchange
Commission  ("SEC")  as part of the  Registration  Statement  on Form  N-14 (the
"Registration  Statement")  and is  incorporated  herein by  reference.  You may receive a free copy by  writing  to  OppenheimerFunds  Services  (the  "Transfer
Agent")  at P.O.  Box  5270,  Denver,  Colorado  80217 or by  calling  toll-free
1.800.708.7780.  That Statement of Additional Information includes the following documents: (i) the Europe Fund Statement of Additional Information;  (ii) Annual
Report and  Semi-Annual  Report as of August 31,  2002 and  February  28,  2003,
respectively,  of Europe Fund;  (iii) the Global Fund  Statement  of  Additional
Information;  and (iv) Annual Report and Semi-Annual  Report as of September 30,
2002 and March 31, 2003, respectively, of Global Fund.

     The Prospectus of Global Fund dated November 22, 2002, is enclosed herewith and considered a part of this Prospectus and Proxy Statement.  It is intended to provide you with information about Global Fund.

     The  following  documents  have been filed  with the SEC and are  available without  charge  upon  written  request  to the  Transfer  Agent  or by  calling toll-free  number shown above:  (i) a Prospectus for Europe Fund,  dated October
23, 2002 and its supplement  dated July 1, 2003;  (ii) a Statement of Additional
Information  for Europe Fund,  dated October 23, 2002 and its  supplement  dated
January 13, 2003;  and (iii) a Statement of  Additional  Information  for Global
Fund, dated November 22, 2002 and its supplement dated March 31, 2003.

Mutual fund  shares are not  deposits or  obligations  of any bank,  and are not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other
U.S.  government  agency.  Mutual fund shares involve investment risks including the possible loss of principal.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This Prospectus and Proxy Statement is dated August 8, 2003.

                                                 TABLE OF CONTENTS
                                      COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                Page
                                                                ----

Synopsis....................................................................
     What am I being asked to vote on?......................................
     What are the general tax consequences of the Reorganization?...........
     Comparisons of some important features.................................

     How do the investment objectives and policies of the Funds compare?......
     Who manages the Funds?...................................................
     What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?...........................................
     Where can I find more financial information about the Funds?..............
     What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?...............................
     How have the Funds performed?.............................................
     What are other key features of the Funds?.................................
              Investment Management and Fees...................................
              Transfer Agency and Custody Services.............................
              Distribution Services............................................
              Purchases, Redemptions, Exchanges and other Shareholder Services..
              Dividends and Distributions......................................

What are the Principal Risks of an Investment in Europe Fund or Global Fund?...
Reasons for the Reorganization.................................................
Information About the Reorganization ...........................................
     How will the Reorganization be carried out?................................

     Who will pay the expenses of the Reorganization?..........................
     What are the tax consequences of the Reorganization?......................
     What should I know about Class A, Class B, Class C, Class N and Class Y shares of

         Global Fund?..........................................................
Comparison of Investment Objectives and Policies...............................

     Are there any significant differences between the investment objectives and strategies of the Funds?...............................................
     What are the main risks associated with an investment in the Funds?........
     How do the investment policies of the Funds compare?.......................
     What are the fundamental investment restrictions of the Funds?.............
     How do the account features and shareholder services for
     the Funds compare?........................................................
              Investment Management.............................................
              Distribution......................................................
              Purchases and Redemptions.........................................
              Shareholder Services..............................................
              Dividends and Distributions.......................................

Voting Information.............................................................

     How many votes are necessary to approve the Reorganization Agreement?.....
     How do I ensure my vote is accurately recorded?...........................
     Can I revoke my proxy?....................................................
     What other matters will be voted upon at the Meeting?.....................
     Who is entitled to vote?..................................................
     What other solicitations will be made?....................................
     Are there appraisal rights?...............................................

Information About Europe Fund.................................................
Information About Global Fund.................................................
Principal Shareholders........................................................

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Europe Fund and Oppenheimer Global Fund...........................................A-1
Exhibit B - Principal Shareholders......................................... B-1

Enclosure:
Prospectus of Oppenheimer Global Fund dated November 22, 2002.

                                                     SYNOPSIS

     This is  only a  summary  and is  qualified  in its  entirety  by the  more
detailed  information   contained  in  or  incorporated  by  reference  in  this
Prospectus  and Proxy  Statement and by the  Reorganization  Agreement  which is attached as Exhibit A. Shareholders  should carefully review this Prospectus and
Proxy  Statement  and the  Reorganization  Agreement in their  entirety  and, in particular,  the  current  Prospectus  of Global  Fund  which  accompanies  this
Prospectus and Proxy Statement and is incorporated herein by reference.

     If shareholders of Europe Fund approve the  Reorganization,  the net assets of Europe Fund will be  transferred  to Global  Fund,  in exchange  for an equal value of  shares  of  Global  Fund.  The  shares  of  Global  Fund  will then be distributed to Europe Fund shareholders,  and Europe Fund will be liquidated. As a result of the  Reorganization,  you will cease to be a  shareholder  of Europe
Fund and will  become a  shareholder  of Global  Fund.  For  federal  income tax purposes,  the holding period of your Europe Fund shares will be carried over to the holding period for shares you receive in connection with the Reorganization.
This  exchange  will occur on the  Closing  Date (as such term is defined in the
Agreement  and Plan of  Reorganization  attached  hereto  as  Exhibit  A) of the
Reorganization.

     Shareholders of Europe Fund holding certificates  representing their shares will not be required to surrender  their  certificates  in  connection  with the reorganization.  However,  former  shareholders  of Europe Fund whose shares are represented by  outstanding  share  certificates  will not be allowed to redeem, transfer  or pledge  shares of Global  Fund they  receive in the  Reorganization until the exchanged Europe Fund  certificates have been returned to the Transfer
Agent.

What am I being asked to vote on?

     Your Fund's  investment  manager,  OppenheimerFunds,  Inc. (the "Manager"), proposed to the Board of Trustees a  reorganization  of your Fund,  Europe Fund, with and  into  Global  Fund so that  shareholders  of  Europe  Fund may  become shareholders  of a  substantially  larger  fund  advised by the same  investment advisor with  generally  more favorable  long-term  performance,  and investment objectives  and  policies  similar  to those of their  current  Fund.  The Board considered the differences in investment focus,  discussed below. The Board also considered  the fact that the surviving fund has the potential for lower overall operating expenses. In addition, the Board considered that both Funds have Class
A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge arrangements.  The Board also considered that the Reorganization would be a  tax-free  reorganization,  and  there  would be no sales  charge  imposed  in effecting the Reorganization.  In addition, due to the relatively moderate costs of the  reorganization,  the Boards of both Funds  concluded  that  neither Fund would  experience  dilution as a result of the  Reorganization.  There can be no assurance that Global Fund will continue to experience more favorable  long-term performance and lower overall operating expenses than Europe Fund.

     At a meeting held on April 17,  2003,  the Board of Trustees of Europe Fund
approved a  reorganization  transaction  that will, if approved by shareholders, result in the  transfer  of the net  assets of Europe  Fund to Global  Fund,  in exchange for an equal value of shares of Global Fund.  The shares of Global Fund will then be  distributed  to Europe  Fund  shareholders  and  Europe  Fund will subsequently be liquidated. As a result of the Reorganization, you will cease to be a shareholder  of Europe Fund and will become a  shareholder  of Global Fund.
This  exchange  will occur on the  Closing  Date (as such term is defined in the
Agreement  and Plan of  Reorganization  attached  hereto  as  Exhibit  A) of the
Reorganization.

     Approval of the  Reorganization  means you will  receive  Class A shares of
Global Fund equal in value to the value as of the Valuation Date of your Class A shares of Europe Fund; Class B shares of Global Fund equal in value to the value as of the Valuation  Date of your Class B shares of Europe Fund;  Class C shares of  Global  Fund  equal in value to the value as of the  Valuation  Date of your
Class C shares of Europe  Fund;  Class N shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class N shares of Europe Fund;  and
Class Y shares of Global  Fund equal in value as of the  Valuation  Date of your
Class Y shares of Europe  Fund.  The  shares you  receive  will be issued at net asset value without a sales charge or the payment of a contingent deferred sales charge  ("CDSC")  although  if your shares of Europe Fund are subject to a CDSC, your Global Fund shares will continue to be subject to the same CDSC  applicable to your  shares.  The period  during which you held your Europe Fund shares will carry over to your  Global  Fund shares for  purposes  of  determining  the CDSC holding period.

     For the reasons set forth in the "Reasons for the Reorganization"  section, the Board of Europe Fund has determined that the  Reorganization  is in the best interests of the shareholders of Europe Fund.

                         THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                        TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

     It is expected that  shareholders of Europe Fund who are U.S. citizens will not recognize any gain or loss for federal  income tax purposes,  as a result of the  exchange of their shares for shares of Global  Fund.  You should,  however, consult your tax advisor regarding the effect, if any, of the  Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax  consequences.  For further  information about the tax consequences  of the  Reorganization,  please  see the  "Information  About  the
Reorganization--What are the tax consequences of the Reorganization?"

Comparisons of some important features

How do the investment objectives and policies of the Funds compare?

     Europe  Fund and  Global  Fund  have the same  investment  objective.  As a fundamental investment policy, the investment objective of both Funds is to seek capital appreciation.

     In  seeking  their  investment  objectives,  both  Funds  invest in foreign equities.  However, their respective investment focus is different. Under normal market conditions,  Europe Fund will invest at least 80% of its net assets (plus any borrowings for investment  purposes) in common stocks of European companies.
It currently invests mainly in common stocks of companies in developed  European markets,  such as France,  Germany,  England,  the Netherlands and Italy. It can
also invest in emerging European markets, such as Hungary,  Poland and the Czech
Republic.  Global Fund has a much broader  geographic  mix. It invests mainly in common  stocks of  companies in the U.S.  and foreign  countries.  It can invest without  limit in foreign  securities  and can invest in any country,  including countries with developed or emerging markets.  However, it currently  emphasizes investments  in developed  markets such as the United States,  Western  European countries  and  Japan.  It does not  limit its  investments  to  companies  in a particular  capitalization  range,  but  currently  focuses its  investments  in mid-cap and large-cap companies.  It is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, it normally will invest in at least three countries (one of which may be the United
States). Typically it invests in a number of different countries.

     Please  refer to the  financial  statements  of both  Funds for a  complete listing (as of the  respective  report dates) of the portfolio  investments  for each Fund. These are included in the Proxy Statement of Additional  Information, which is available free of charge (see page ii for instructions for requests).

Who Manages the Funds?

     The  day-to-day  management of the business and affairs of each Fund is the responsibility of the Manager.  Each Fund is an open-end diversified  investment management  company with an unlimited number of authorized  shares of beneficial interest  organized as a  Massachusetts  business  trust.  Europe Fund commenced operations on March 1, 1999, and Global Fund's predecessor  commenced operations on December 22, 1969.  Both Funds are governed by a Board of Trustees,  which is responsible  for protecting the interests of  shareholders  under  Massachusetts law. Both Funds are located at 498 Seventh Avenue, New York, New York 10018.

     The Manager,  also located at 498 Seventh Avenue, New York, New York 10018, acts as investment advisor to both Funds, and employs their portfolio  managers.
The portfolio  manager for Europe Fund is Dominic Freud.  He is a Vice President
of the Fund and of the Manager.  Mr. Freud has been the Fund's portfolio manager since  April  1,  2003.  Mr.  Freud  was  previously  responsible  for  European investments  at SLS Capital from January  2002 to February  2003.  Prior to that time he was head of the European equities desk and managing director at SG Cowen from May 1994 to January 2002. The portfolio  manager for Global Fund is William
L. Wilby.  He is a Vice President of the Fund and a Senior Vice President of the
Manager.  Mr. Wilby has been the Fund's  portfolio  manager  since October 1992.
Additional  information  about the Funds and the  Manager is set forth  below in
"Comparison of Investment Objectives and Policies."

What are the fees and  expenses of each Fund and what are they  expected to be after the Reorganization?

     Europe  Fund and Global Fund each pay a variety of  expenses  directly  for management of their assets,  administration and distribution of their shares and other  services.  Those  expenses  are  subtracted  from each  Fund's  assets to calculate the fund's net asset values per share. Shareholders pay these expenses indirectly. Shareholders pay other expenses directly, such as sales charges.

     The following  tables are provided to help you  understand  and compare the fees and  expenses  of  investing  in shares  of  Europe  Fund with the fees and expenses of investing in shares of Global  Fund.  The pro forma  expenses of the surviving  Global Fund show what the fees and  expenses are expected to be after giving effect to the Reorganization.

                        PRO FORMA FEE TABLE
                     For the 12 month period ended 3/31/03

                                                   ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class A shares      Class A Shares       Class A shares
                                                   ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                       5.75%                5.75%                   5.75%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              None1                None1                   None1
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.24%                0.24%                   0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.07%4               0.27%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.11%4               1.18%                   1.18%
-------------------------------------------------- ------------------- -------------------- ---------------------------

                                                   ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class B shares      Class B Shares       Class B shares
                                                   ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               5%6                  5%6                     5%6
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.21%4              0.31%5                   0.31%5
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.01%4              1.98%5                   1.98%5
-------------------------------------------------- ------------------- -------------------- ---------------------------

                                                   ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class C Shares      Class C Shares       Class C Shares
                                                   ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%7                  1%7                     1%7
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.24%4               0.28%                   0.28%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.04%4               1.95%                   1.95%
-------------------------------------------------- ------------------- -------------------- ---------------------------

                                                   ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class N shares      Class N Shares       Class N shares
                                                   ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%8                  1%8                     1%8
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.26%4               0.19%                   0.19%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.56%4               1.36%                   1.36%
-------------------------------------------------- ------------------- -------------------- ---------------------------

                                                   ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class Y Shares      Class Y Shares       Class Y Shares
                                                   ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                 None                    None
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               None                 None                    None
redemption proceeds)
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                    2.00%
-------------------------------------------------- ------------------- --------------------- --------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Management Fees                                          0.80%4               0.67%                    0.67%
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Distribution and/or Service (12b-1) Fees                  N/A                  N/A                      N/A
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Other Expenses3                                          0.54%4               0.38%5                  0.38%5
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Total Fund Operating Expenses                            1.34%4               1.05%5                  1.05%5
-------------------------------------------------- ------------------- --------------------- --------------------------

     Note:  Expenses may vary in future years.

1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments of $1 million or more  ($500,000 for retirement  plan accounts)
of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.

2.  Applies to the  proceeds of Fund shares  that are  redeemed  (either by selling or exchanging to another  Oppenheimer fund) within 30 days of their purchase.

3. "Other Expenses"  include transfer agent fees and custodial,  accounting and legal expenses.

4. The  expenses  shown for Europe Fund do not reflect  management  fee and transfer agent fee waivers,  described below under  "Investment  Management and Fees" and "Transfer  Agency and Custody  Services." After such waivers,
"Management  Fees" were 0.75% for each class,  "Other  Expenses" were 0.86%
for  Class A shares,  0.87%  for Class B shares,  0.84% for Class C shares,
0.92% for  Class N shares  and 0.54%  (unchanged)  for Class Y shares,  and
"Total Fund Operating  Expenses" were 1.85% for Class A, 2.62% for Class B,
2.59% for Class C, 2.17% for Class N and 1.29% for Class Y.

5. The  expenses  shown for Global Fund do not reflect  transfer  agent fee waivers,  described  below under  "Transfer  Agency and Custody  Services."
After  such  waivers,  "Other  Expenses"  were 0.30% for Class B shares and
0.33% for Class Y shares,  and "Total Fund  Operating  Expenses" were 1.97%
for Class B shares  and 1.00%  for  Class Y shares.  Expenses  for Class A,
Class C and Class N shares were unchanged.

6.  Applies  to  redemptions  within the first  year  after  purchase.  The contingent  deferred  sales charge  declines to 1% in the sixth year and is eliminated  after that.

7. Applies to shares  redeemed  within 12 months of
purchase.

8.  Applies to shares  redeemed  within 18 months of  retirement plan's first purchase of Class N shares.

Examples

     These examples below are intended to help you compare the cost of investing in each Fund and the proposed  surviving  Global Fund.  These examples assume an annual  return for each class of 5%, the  operating  expenses  described  in the tables above and reinvestment of your dividends and distributions.

     Your actual costs may be higher or lower  because  expenses  will vary over time.  For each  $10,000  investment,  you  would  pay the  following  projected expenses  if you sold your  shares  after the number of years shown or held your shares  for the  number  of years  shown  without  redeeming,  according  to the following examples.

                                                    Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $804               $1,230               $1,782               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $407                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $359                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $304                $930                $1,582               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $307                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $259                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                          Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                                          Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

1. In the "If shares are redeemed"  examples,  expenses include the initial sales  charge  for  Class A and the  applicable  Class  B,  Class C and  Class N contingent  deferred  sales  charges.

2. In the "If  shares  are not  redeemed"
examples,  the Class A expenses  include the initial sales charge,  but Class B,
Class C and Class N  expenses  do not  include  the  contingent  deferred  sales charges.

3.  Class B  expenses  for  years 7  through  10 are  based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

Where can I find more financial information about the Funds?

     Performance  information  for both Europe Fund and Global Fund is set forth in each  Fund's  Prospectus  under the section  "The  Fund's Past  Performance."
Global Fund's Prospectus  accompanies this Prospectus and Proxy Statement and is incorporated by reference.

     The  financial  statements  of Europe Fund for its fiscal year ended August
     31, 2002 and for the six months ended  February 28, 2003, and the financial statements of Global Fund for its fiscal year ended  September 30, 2002 and for the six  months  ended  March  31,  2003,  are  included  in the  Proxy
     Statement  of  Additional   Information  and  are  incorporated  herein  by
     reference. See page ii for instructions on how to obtain a free copy.

     What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

     The following  table sets forth the  capitalization  (unaudited)  of Europe
Fund and Global Fund as of June 30, 2003 and  indicates  the pro forma  combined capitalization as of June 30, 2003 as if the Reorganization had occurred on that date. As of June 30, 2003,  the value of the assets of Europe Fund was less than
10% of the value of the assets of Global Fund.

--------------------------------------------------------------------------------------------------------------------
Europe Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                       $5,857,789                   1,039,368           $5.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                       $3,351,478                     614,606           $5.45
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                       $1,484,953                     271,062           $5.48
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                          $60,264                      10,796           $5.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                          $76,160                      13,222           $5.76
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                           $10,830,643                   1,949,054
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Global Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                   $5,287,708,201                 130,805,687           $40.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                   $1,146,740,098                  30,217,333           $37.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                     $542,442,872                  14,068,187           $38.56
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                      $93,369,321                   2,322,018           $40.21
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                     $225,472,002                   5,548,568           $40.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $7,295,732,495                 182,961,793
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Global Fund                              Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                        Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                   $5,293,565,990                 130,964,027           $40.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                   $1,150,091,576                  30,305,443           $37.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                     $543,927,825                  14,106,012           $38.56
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                      $93,429,585                   2,323,541           $40.21
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                     $225,548,162                   5,549,906           $40.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $7,306,563,138                 183,248,929
----------------------------------------------------------------------------------------

     *Reflects  the issuance of 158,340  Class A shares,  88,110 Class B shares,
     37,825  Class C shares,  1,523  Class N shares and 1,338  Class Y shares of
     Global  Fund in a  tax-free  exchange  for the net  assets of Europe  Fund, aggregating $10,830,643.

How have the Funds performed?

     The  following  past  performance  information  for each  Fund is set forth below, and for earlier periods,  in its respective  Prospectus:  (i) a bar chart detailing  annual  total  returns of Class A shares of each Fund as of  December
31st for each of the ten most recent full calendar years (for Europe Fund, since that Fund's  inception);  and (ii) tables detailing how the average annual total returns,  both before and after taxes,  of Europe Fund's Class A, Class B, Class
C, Class N and Class Y shares  compare to those of the  Morgan  Stanley  Capital
International  (MSCI) All Country Index; and how Global Fund's Class A, Class B,
Class C, Class N and Class Y average annual total returns, both before and after taxes, compare to those of the MSCI World Index. The after-tax returns are shown for  Class A  shares  only  and are  calculated  using  the  historical  highest individual  federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state or local  taxes.  In certain  cases,  the figure  representing  "Return  After  Taxes  on  Distributions  and Sale of Fund
Shares"  may be higher than the other  return  figures  for the same  period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates  into an assumed tax  deduction  that benefits the  shareholder.  The after-tax  returns  are  calculated  based on certain  assumptions  mandated  by regulation  and your  actual  after-tax  returns  may differ  from those  shown, depending on your  individual  tax  situation.  The after-tax  returns set forth below  are not  relevant  to  investors  who  hold  their  fund  shares  through tax-deferred  arrangements  such as  401(k)  plans  or IRAs or to  institutional investors not subject to tax. The past  investment  performance  of either Fund, before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

         Annual Total Returns for Europe Fund (Class A)

     [See  appendix  to  prospectus  and proxy  statement  for data in bar chart showing annual total returns for Oppenheimer Europe Fund.]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart,  and if those charges and taxes were included,  the returns may be less than those  shown.  For the period from January 1, 2003 through
     June 30, 2003, the cumulative  total return (not  annualized)  before taxes for Class A shares of Europe Fund was 12.58%.

     During  the  period  shown  in  the  bar  chart,  the  highest  return  for
     Oppenheimer  Europe  Fund (not  annualized)  before  taxes  for a  calendar quarter  was 10.20% (4th Qtr `01) and the lowest  return  (not  annualized)
     before taxes for a calendar quarter was -24.52% (3rd Qtr `02).

         Annual Total Returns for Global Fund (Class A)

     [See  appendix  to  prospectus  and proxy  statement  for data in bar chart showing annual total returns for Oppenheimer Global Fund.]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart,  and if those charges and taxes were included,  the returns may be less than those  shown.  For the period from January 1, 2003 through
     June 30, 2003, the cumulative  total return (not  annualized)  before taxes for Class A shares of Global Fund was 11.54%.

     During  the  period  shown  in  the  bar  chart,  the  highest  return  for
     Oppenheimer  Global  Fund (not  annualized)  before  taxes  for a  calendar quarter  was 36.38% (4th Qtr `99) and the lowest  return  (not  annualized)
     before taxes for a calendar quarter was -18.17% (3rd Qtr '02).

     Average  annual total returns for the Funds for the periods ended  December
     31, 2002 are as follows:

------------------------------------------ ------------- -------------------------
Europe Fund1                                  1 Year             5 Years
                                                          (or life of class, if
                                                                  less)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class A Shares (inception 3/1/99)
  Return Before Taxes                        -28.35%             -16.70%
  Return After Taxes on Distributions        -28.35%             -17.12%
  Return After Taxes on Distributions
  and Sale of Fund Shares                    -17.26%             -12.64%
------------------------------------------ ------------- -------------------------
MSCI All Country Europe Index
(from 2/28/99) (reflects no deduction
for fees, expenses or taxes) 4               -17.85%              -7.93%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class B Shares (inception 3/1/99)            -28.42%             -16.73%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class C Shares (inception 3/1/99)            -25.18%             -15.97%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class N Shares (inception 3/1/01)            -25.00%             -23.95%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class Y Shares (inception 3/1/99)2           -23.27%             -14.96%
------------------------------------------ ------------- -------------------------

         -------------------------------------------- ----------- -------------------------- -------------------------
         Global Fund1                                   1 Year             5 Years                   10 Years
                                                                    (or life of class, if     (or life of class, if
                                                                            less)                     less)
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class A Shares (inception 12/22/69)
           Return Before Taxes                         -26.91%              3.68%                     10.70%
           Return After Taxes on Distributions         -26.91%              1.98%                     8.36%
           Return After Taxes on Distributions and
           Sale of Fund Shares                         -16.39%              2.98%                     8.39%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         MSCI World Index
         (from 12/31/92) (reflects no deduction for    -19.54%             -1.76%                     6.69%
         fees, expenses or taxes)5
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class B Shares (inception 8/17/93) 3          -26.93%              3.82%                     9.62%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class C Shares (inception 10/2/95)            -23.81%              4.11%                     7.96%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class N Shares (inception 3/1/01)             -23.39%             -16.41%                     N/A
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class Y Shares (inception 11/17/98)2          -22.31%              5.40%                      N/A
         -------------------------------------------- ----------- -------------------------- -------------------------

         Average annual total returns for the Funds for the periods ended June 30, 2003 are as follows:

------------------------------------------ ------------- -------------------------
Europe Fund1                                  1 Year             5 Years
                                                          (or life of class, if
                                                                  less)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class A Shares (inception 3/1/99)

  Return Before Taxes                        -14.26%             -12.58%
  Return After Taxes on Distributions        -14.26%             -12.97%
  Return After Taxes on Distributions
  and Sale of Fund Shares                     -9.27%             -10.43%

------------------------------------------ ------------- -------------------------
MSCI All Country Europe Index
(from 2/28/99) (reflects no deduction
for fees, expenses or taxes) 4                -4.40%              -4.70%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class B Shares (inception 3/1/99)            -14.28%             -12.49%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class C Shares (inception 3/1/99)            -10.48%             -11.99%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class N Shares (inception 3/1/01)            -10.32%             -15.27%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class Y Shares (inception 3/1/99)2            -8.43%             -10.93%
------------------------------------------ ------------- -------------------------

         -------------------------------------------- ----------- -------------------------- -------------------------
         Global Fund1                                   1 Year             5 Years                   10 Years
                                                                    (or life of class, if     (or life of class, if
                                                                            less)                     less)
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class A Shares (inception 12/22/69)

           Return Before Taxes                         -11.57%              3.45%                     10.94%
           Return After Taxes on Distributions         -11.57%              1.75%                     8.60%
           Return After Taxes on Distributions and
           Sale of Fund Shares                          -7.52%              2.42%                     8.51%

         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         MSCI World Index
         (from 12/31/92) (reflects no deduction for     -1.89%             -2.69%                     6.32%
         fees, expenses or taxes)5
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class B Shares (inception 8/17/93) 3          -11.57%              3.57%                     10.33%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class C Shares (inception 10/2/95)             -7.81%              3.88%                     8.90%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class N Shares (inception 3/1/01)              -7.30%             -9.03%                      N/A
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class Y Shares (inception 11/17/98)2           -5.97%              7.34%                      N/A
         -------------------------------------------- ----------- -------------------------- -------------------------

     1. The Funds'  average annual total returns in the tables above include the applicable  sales  charges:  for Class A shares of each Fund,  the  current maximum  initial sales charge is 5.75%;  for Class B shares of Global Fund, the contingent deferred sales charges is 5% (1-year) and 2% (5-years);  for
     Class B shares of Europe Fund, the contingent  deferred sales charges is 5%
     (1-year) and 2% (life-of-class); and for Class C and Class N shares of each
     Fund, the 1% contingent  deferred  sales charge for the 1-year  period.

     2. There is no sales charge on Class Y shares.

     3.  Because  Class B  shares  convert  to Class A shares  72  months  after purchase,  Class B  "life-of-class"  performance  for Global  Fund does not include the  contingent  deferred sales charge and uses Class A performance
     for  the  period  after   conversion.   The  Fund's  returns  measures  the
     performance  of a  hypothetical  account and assume that all  dividends and capital gains  distributions  have been reinvested in additional shares.

     4. The  performance  of Europe  Fund's  Class A shares is  compared  to the
     Morgan Stanley  Capital  International  (MSCI) All Country Europe Index, an
     unmanaged  index of foreign  stocks  representing  developed  and  emerging
     European countries.  Index performance  reflects the reinvestment of income but does not reflect transaction costs. Europe Fund's investments vary from those in the index.

     5. The  performance of Global Fund's Class A shares is compared to the MSCI
     World Index, and unmanaged index of issuers listed on the stock exchange of
     20  foreign  countries  and  the  U.S.  Index   performance   reflects  the
     reinvestment  of income  but does not  reflect  transaction  costs.  Global
     Fund's investments vary from those in the index.

     How Has Global Fund  Performed?  - Below is a discussion  by the Manager of
Global  Fund's  performance  during its fiscal year ended  September  30,  2002,
followed  by  a  graphical   comparison  of  Global  Fund's  performance  to  an
appropriate broad-based market index.

     Management's  Discussion of Performance - During the fiscal year that ended
September 30, 2002,  Global Fund's  performance  mirrored a difficult  operating
environment,   producing  negative  absolute  returns  while  outperforming  its benchmark index, the MSCI World Index.  Economic,  business and political events converged to exert undue pressure on global markets,  with the United States and
Europe  experiencing  the brunt of the downturn.  Given the often  contradictory nature of near-term  indicators,  Global Fund's portfolio  manager  maintained a long-term perspective, employing a theme-driven,  valuation sensitive investment approach that seeks "contrarian growth" from fundamentally sound stocks that are believed to be  temporarily  depressed.  Global  Fund's  portfolio  manager also maintained a "barbell strategy," combining aggressive and defensive positions in hopes of positioning the portfolio for a variety of market conditions.  Country, industry  and  market  capitalization  weightings  were the  result  of the Fund
manager's   individual   stock  selection  rather  than   predetermined   target
allocations. Global Fund's holdings, allocations,  management and strategies are subject to change.

     Comparing Global Fund's  Performance to the Market - The graphs that follow show the  performance  of a  hypothetical  $10,000  investment  in each class of shares of Global Fund held until  September  30, 2002.  Class A  performance  is shown for a 10 year period.  For each other class,  performance is measured from inception  of the class:  from August 17, 1993 for Class B, from October 2, 1995 for Class C shares, from March 1, 2001 for Class N shares, and from November 17,
1998 for Class Y shares. Global Fund's performance reflects the deduction of the maximum  initial  sales  charge on Class A  shares,  the  applicable  contingent deferred sales charge on Class B, Class C and Class N shares,  and  reinvestment of all dividends and capital gain  distributions.  Global Fund's  performance is compared to the  performance  of the MSCI World  Index,  an  unmanaged  index of issuers listed on the stock exchanges of 20 foreign countries. Index performance reflects the reinvestment of dividends but does not reflect  transaction  costs, and none of the data in the graphs that follow shows the effect of taxes. Global
Fund's performance reflects the effects of Fund business and operating expenses.
While index  comparisons  may be useful to provide a benchmark for Global Fund's performance,  it must be noted that Global Fund's investments are not limited to the investments or countries in the Index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class A) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1992                         $9,425                         $10,000

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1992                         $9,062                          $9,989

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/1993                         $9,416                         $10,860

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/1993                         $9,888                         $11,534

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1993                         $11,091                        $12,089

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1993                         $12,925                        $12,299

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/1994                         $12,592                        $12,389

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/1994                         $12,441                        $12,776

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1994                         $13,219                        $13,065

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1994                         $12,523                        $12,986

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/1995                         $12,763                        $13,610

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/1995                         $13,645                        $14,209

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1995                         $14,445                        $15,021

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1995                         $14,600                        $15,754

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/1996                         $15,316                        $16,414

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/1996                         $15,931                        $16,908

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1996                         $16,320                        $17,154

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1996                         $17,158                        $17,958

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/1997                         $17,897                        $18,030

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/1997                         $20,002                        $20,764

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1997                         $21,682                        $21,378

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1997                         $20,902                        $20,873

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/1998                         $23,247                        $23,884

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/1998                         $23,584                        $24,391

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1998                         $19,546                        $21,488

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1998                         $23,558                        $26,048

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/1999                         $24,437                        $27,000

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/1999                         $26,848                        $28,312

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/1999                         $27,374                        $27,915

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/1999                         $37,334                        $32,649

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/2000                         $42,353                        $33,007

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/2000                         $40,974                        $31,861

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/2000                         $40,276                        $30,282

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/2000                         $38,850                        $28,431

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/2001                         $33,262                        $24,799

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/2001                         $35,704                        $25,487

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/2001                         $29,361                        $21,842

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         12/31/2001                         $34,267                        $23,734

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         03/31/2002                         $34,788                        $23,881

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         06/30/2002                         $31,590                        $21,692

----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------

         09/30/2002                         $25,849                        $17,723

----------------------------- ------------------------------------ -------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class B) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         08/17/1993                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1993                         $10,364                         $9,817
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1993                         $12,051                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1994                         $11,716                        $10,060
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1994                         $11,546                        $10,374
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1994                         $12,241                        $10,609
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1994                         $11,570                        $10,545
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1995                         $11,768                        $11,052
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1995                         $12,553                        $11,538
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1995                         $13,261                        $12,197
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $13,379                        $12,793
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $14,006                        $13,328
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $14,539                        $13,730
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $14,862                        $13,929
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $15,592                        $14,583
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $16,230                        $14,641
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $18,104                        $16,861
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $19,583                        $17,360
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $18,839                        $16,949
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $20,909                        $19,394
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $21,181                        $19,806
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $17,515                        $17,449
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $21,068                        $21,152
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $21,817                        $21,925
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $23,920                        $22,990
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $24,369                        $22,668
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $33,236                        $26,512
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $37,705                        $26,803
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $36,477                        $25,872
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $35,856                        $24,590
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $34,586                        $23,087
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $29,612                        $20,138
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $31,786                        $20,696
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $26,139                        $17,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $30,506                        $19,273
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $30,970                        $19,392
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $28,123                        $17,615
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $23,012                        $14,391
----------------------------- ------------------------------------ -------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class C) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date              Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         10/02/1995                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $10,117                        $10,488
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $10,587                        $10,927
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $10,990                        $11,257
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $11,234                        $11,420
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $11,785                        $11,956
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $12,267                        $12,003
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $13,685                        $13,824
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $14,801                        $14,233
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $14,241                        $13,896
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $15,807                        $15,900
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $16,007                        $16,238
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $13,242                        $14,305
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $15,927                        $17,341
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $16,491                        $17,975
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $18,080                        $18,849
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $18,402                        $18,584
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $25,049                        $21,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $28,363                        $21,974
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $27,383                        $21,211
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $26,870                        $20,160
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $25,866                        $18,928
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $22,100                        $16,510
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $23,677                        $16,968
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $19,434                        $14,541
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $22,637                        $15,801
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $22,939                        $15,899
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $20,790                        $14,441
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $16,979                        $11,799
----------------------------- ------------------------------------ -------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class N) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/01/2001                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $9,044                          $9,345
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $9,699                          $9,604
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $7,975                          $8,231
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $9,304                          $8,944
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $9,439                          $8,999
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $8,566                          $8,174
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $7,008                          $6,678
----------------------------- ------------------------------------ -------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class Y) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         11/17/1998                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $10,907                        $10,490
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $11,328                        $10,874
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $12,454                        $11,402
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $12,710                        $11,242
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $17,353                        $13,148
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $19,701                        $13,293
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $19,075                        $12,831
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $18,764                        $12,195
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $18,098                        $11,450
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $15,497                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $16,651                        $10,264
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $13,691                         $8,796
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $15,989                         $9,558
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $16,241                         $9,617
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $14,753                         $8,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $12,077                         $7,137
----------------------------- ------------------------------------ -------------------------

     The ending  account  values in the graphs  show  change in share  value and include  reinvestment  of all dividends and capital  gains  distributions.  Past performance is not predictive of future performance. Graphs are not drawn to the same scale.  Total return  information  is shown above under "How have the Funds performed?" What are other key features of the Funds?

     The  description of certain key features of the Funds below is supplemented by each Fund's  Prospectus  and Statement of Additional  Information,  which are incorporated by reference.

     Investment  Management  and Fees - The  Manager  manages the assets of both
Funds and makes their respective investment decisions. The portfolio managers of both Funds are employed by the Manager.  Both Funds obtain investment management services from the Manager  according to the terms of management  agreements that are  substantially  similar  with the  exception  that  Global  Fund  has  lower management  fees for  assets  over 3.5  billion  dollars.  Under the  management agreements,  each Fund pays the Manager an advisory fee at the  following  rates that decline as each Fund's assets grow:

--------------------------------------------------------------- ------------------------------------------------------------
         Europe Fund 1                                                  Global Fund 1
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.80% of the first $250 million of average annual net assets,   0.80% of the first $250 million of average annual net
                                                                assets,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.77% of the next $250 million,                                 0.77% of the next $250 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.75% of the next $500 million,                                 0.75% of the next $500 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.69% of the next $1 billion,                                   0.69% of the next $1 billion,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.67% of average annual net assets over $2 billion.             0.67% of the next $1.5 billion,
--------------------------------------------------------------- ------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.65% of the next $2.5 billion,
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.63% of the next $4 billion and
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.61% of average annual net assets in excess of $10 billion.
                                                             --------------------------------------------------------------

     1. Based on average annual net assets of the respective Fund.

     For Europe Fund only,  the Manager  has  voluntary  waived a portion of its advisory  fees since  January 1, 2002,  based on that Fund's  ranking by Lipper,
Inc. in its peer group,  European Region Funds. This waiver may be terminated at any time.  Since that date,  when Europe  Fund's  trailing one year  performance percentile  was ranked by Lipper in the 5th  quintile,  the  Manager  has waived
0.10% of its advisory fee in the following quarter, and when ranked by Lipper in the 4th  quintile,  the  Manager  has waived  0.05% of its  advisory  fee in the following quarter. Lipper rankings do not take sales charges into consideration.

     The  management  fee for Europe Fund for the twelve  months ended March 31,
2003 was 0.80% of the average annual net assets for each class of shares before, and 0.75% after,  the voluntary fee waiver  discussed  above. The management fee for Global  Fund for the twelve  months  ended  March 31,  2003 was 0.67% of the average annual net assets for each class of shares. The 12b-1 distribution plans for both Funds are  substantially  similar.  However,  the "Management Fees" and
"Other  Expenses"  the  Funds  incurred,   including  transfer  agent  fees  and
custodial,  accounting and legal  expenses,  have  differed,  with Global Fund's
"Management  Fees",  "Other Expenses" and "Total Expenses" being less than those of Europe Fund because Global Fund is a significantly larger fund.

Annual Fund Operating Expenses (% of average daily net assets)

------------------------ ------------------ ---------------- -----------------------------
12 months ended          Europe Fund1       Global Fund      Combined Pro Forma
03/31/03                 Class A            Class A          Class A
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Management Fees                0.75%             0.67%                  0.67%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
12b-1 Fees                     0.24%             0.24%                  0.24%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Other Expenses                 0.86%             0.27%                  0.27%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Total Expenses                 1.85%             1.18%                  1.18%
------------------------ ------------------ ---------------- -----------------------------

     "Other Expenses" include transfer agent fees and custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.

     1. The expenses  shown for Europe Fund are shown after  management  fee and transfer fee waivers. Prior to such waivers,  "Management Fees" were 0.80%,
     "Other Expenses" were 1.07%, and "Total Expenses" for Class A were 2.11%.

     For a detailed description of each Fund's investment  management agreement, see the section below entitled "Comparison of Investment Objectives and Policies
- How do the account features and shareholder services for the Funds compare?"

     Transfer  Agency and  Custody  Services - Both  Funds  receive  shareholder accounting and other  clerical  services from  OppenheimerFunds  Services in its capacity as  transfer  agent and  dividend  paying  agent.  It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary  undertaking to limit transfer agent fees (to
0.35% per fiscal year for each class of both Funds) are  substantially  similar.
Citibank,  N.A., located at 111 Wall Street, New York, NY 10005, for Europe Fund
and JP Morgan  Chase Bank,  located at 4 Chase Metro Tech Center,  Brooklyn,  NY
11245 for Global Fund,  act as custodian of the  securities  and other assets of the respective Funds.

     Distribution   Services   -   OppenheimerFunds   Distributor,   Inc.   (the
"Distributor") acts as the principal underwriter in a continuous public offering of shares of both  Funds,  but is not  obligated  to sell a  specific  number of shares. Both Funds have adopted a Service Plan and Agreement under Rule 12b-1 of the Investment  Company Act for their Class A shares.  The Service Plan provides for the reimbursement to OppenheimerFunds Distributor, Inc. (the "Distributor"),
for a portion of its costs incurred in connection with the personal  service and maintenance of accounts that hold Class A shares of the respective Funds.  Under the Class A Service  Plans,  reimbursement  is made  quarterly at an annual rate that may not exceed 0.25% of the average  annual net assets of Class A shares of the  respective  Funds.  The  Distributor  currently  uses all of those  fees to compensate dealers,  brokers,  banks and other financial  institutions quarterly for providing  personal  service and  maintenance of accounts of their customers that hold Class A shares of the respective Funds.

     Both Funds have adopted Distribution and Service Plans and Agreements under
Rule  12b-1 of the  Investment  Company  Act for  Class B,  Class C and  Class N
shares.  These plans  compensate the  Distributor  for its services and costs in connection with the  distribution of Class B, Class C and Class N shares and the personal service and maintenance of shareholder accounts. Under each Class B and
Class C Plan,  the Funds pay the  Distributor a service fee at an annual rate of
0.25% of average annual net assets and an asset-based  sales charge at an annual rate of 0.75% of average  annual net assets.  Under each Class N Plan, the Funds pay the  Distributor a service fee at an annual rate of 0.25% of average  annual net assets and an asset-based sales charge at an annual rate of 0.25% of average annual net assets. All fee amounts are computed on the average annual net assets of the class  determined  as of the close of each  regular  business day of each
Fund.  The  Distributor  uses all of the service fees to compensate  dealers for providing  personal services and maintenance of accounts of their customers that hold shares of the Funds.  The Class B and Class N  asset-based  sales charge is retained by the Distributor. After the first year, the Class C asset-based sales charge is paid to the  broker-dealer  as an ongoing  concession  for shares that have been  outstanding  for a year or more.  The terms of the Funds'  respective
Distribution and Service Plans are substantially similar.

     For a detailed  description of each Fund's  distribution-related  services, see the section below titled "Comparison of Investment Objectives and Policies -
How do the Account Features and Shareholder Services for the Funds Compare?"

     Purchases,  Redemptions,  Exchanges and other  Shareholder  Services - Both
Funds have the same  requirements and restrictions in connection with purchases, redemptions and exchanges.  In addition, each Fund also offers the same types of
shareholder   services.   More   detailed   information   regarding   purchases,
redemptions,  exchanges  and  shareholder  services  can be  found  below in the section below titled "Comparison of Investment  Objectives and Policies - How do
the Account Features and Shareholder Services for the Funds Compare?"

     Dividends and  Distributions  - Both Funds may declare  dividends  from net investment income and may make distributions out of any capital gains separately for each class of shares annually and pay those  dividends  and/or capital gains distributions  to  shareholders  in December on a date  selected by the Board of each Fund.  There can be no assurance that either Fund will pay any dividends or capital gains distributions in a particular year.

     For  a  detailed  description  of  each  Fund's  policy  on  dividends  and distributions, see the section entitled "Comparison of Investment Objectives and
Policies - How do the account  features and  shareholder  services for the Funds compare?"

     What are the  Principal  Risks of an  Investment  in Europe  Fund or Global
     Fund?

     As with most  investments,  investments  in  Europe  Fund and  Global  Fund involve  risks.  There  can be no  guarantee  against  loss  resulting  from  an investment in either Fund,  nor can there be any assurance that either Fund will achieve its investment  objective.  The risks  associated  with an investment in each Fund are  similar.  Because both Funds  invest  substantially  in stocks of foreign  companies,  the value of each  Fund's  portfolio  will be  affected  by changes in the foreign stock  markets.  Changes in the overall  market prices of securities  and the income they pay can occur at any time.  The share  prices of each Fund will change daily based on changes in market prices of securities  and market conditions and in response to other economic events.

     For more information  about the risks of the Funds, see below "What are the main risks  associated  with an  investment  in the  Funds?"  under the  heading
"Comparison of Investment Objectives and Policies."

                                          REASONS FOR THE REORGANIZATION

     At a meeting of the Board of Trustees  of Europe Fund held April 17,  2003, the Board considered whether to approve the proposed Reorganization and reviewed and  discussed  with the Manager and  independent  legal  counsel the  materials provided by the Manager  relevant to the  proposed  Reorganization.  Information with  respect to the  Funds'  respective  investment  objectives  and  policies, management  fees,  distribution  fees and other operating  expenses,  historical performance and asset size, was included in the Board materials.

     The  Board  reviewed  information  demonstrating  that  Europe  Fund  is  a significantly  smaller fund with approximately $10.8 million in net assets as of
June 30, 2003. The Board  considered  that Europe Fund's assets may not increase substantially  in size in the near future,  that its expense ratios might remain high as fixed expenses are borne by a relatively  small fund, and that economies of scale may benefit Europe Fund  shareholders.  In comparison,  Global Fund had approximately  $7,295.7  million  in net assets as of June 30,  2003.  After the
Reorganization,  the shareholders of Europe Fund would become  shareholders of a larger fund that is  anticipated to have lower overall  operating  expenses than
Europe Fund.  There can be no  assurances  that lower  operating  expenses  will continue into the future.

     The Board  considered  the fact that both  Funds  have the same  investment objective of seeking capital  appreciation.  Additionally,  the Board considered that both Funds invest in foreign  equities,  and reviewed  the  differences  in their respective  investment focus. Under normal market conditions,  Europe Fund will invest at least 80% of its net assets (plus any  borrowing  for  investment purposes) in common stocks of European companies. It currently invests mainly in developed  European markets.  Global Fund has a much broader geographic mix. Its portfolio  holdings can include  holdings of securities  of European  companies, companies in other  foreign  countries  and in the U.S.,  depending on perceived investment opportunities.

     The Board noted that Global Fund's  management fee ratio is lower than that of  Europe  Fund.  The  Board  also  considered  that  Global  Fund's  long-term performance  has been superior to that of Europe Fund. It also  considered  that the procedures for purchases,  exchanges and redemptions of shares of both Funds are  substantially  similar and that both Funds offer the same investor services and options.

     The Board also  considered the terms and conditions of the  Reorganization, including  that  there  would  be no  sales  charge  imposed  in  effecting  the
Reorganization  and  that  the  Reorganization  is  expected  to  be a  tax-free reorganization.  The Board  concluded  that Europe Fund's  participation  in the transaction  is in the best  interests  of  Europe  Fund  and its  shareholders, notwithstanding  that  the  lower  pro  forma  expenses  of the  combined  funds
(relative to Europe Fund) and the historically better performance of Global Fund is subject to change. The Board further concluded that the Reorganization  would not result in a dilution of the  interests  of existing  shareholders  of Europe
Fund.

     After  consideration  of the above  factors,  and such  other  factors  and information as the Board of Europe Fund deemed  relevant,  the Board,  including the Trustees  who are not  "interested  persons"  (as defined in the  Investment
Company Act) of either Europe Fund or the Manager (the "Independent  Trustees"),
unanimously  approved the Reorganization  and the  Reorganization  Agreement and
voted to recommend its approval to the shareholders of Europe Fund.

     The Board of Global Fund also determined that the Reorganization was in the best  interests of Global Fund and its  shareholders  and that no dilution would result  to  those  shareholders.  Global  Fund  shareholders  do not vote on the
Reorganization.  The Board of Global Fund,  including the Independent  Trustees, unanimously approved the Reorganization and the Reorganization Agreement.

     For the  reasons  discussed  above,  the Board,  on behalf of Europe  Fund, recommends that you vote FOR the  Reorganization  Agreement.  If shareholders of
Europe Fund do not approve the Reorganization Agreement, the Reorganization will not take place.

                                       INFORMATION ABOUT THE REORGANIZATION

     This  is  only  a  summary  of the  material  terms  of the  Reorganization
Agreement.  You should read the actual form of Reorganization  Agreement.  It is attached as Exhibit A.

How will the Reorganization be carried out?

     If the  shareholders of Europe Fund approve the  Reorganization  Agreement, the  Reorganization  will take place after various  conditions  are satisfied by
Europe  Fund and Global  Fund,  including  delivery  of certain  documents.  The
Closing Date is presently  scheduled for October 17, 2003 and the Valuation Date is presently scheduled for October 16, 2003.

     If shareholders of Europe Fund approve the Reorganization Agreement, Europe
Fund will  deliver  to Global  Fund  substantially  all of its net assets on the closing  date.  In exchange,  shareholders  of Europe Fund will receive Class A,
Class B, Class C, Class N and Class Y Global Fund shares that have a value equal to the  dollar  value of the assets  delivered  by Europe  Fund to Global  Fund.
Europe  Fund  will  then  be  liquidated  and  its  outstanding  shares  will be cancelled. The stock transfer books of Europe Fund will be permanently closed at the close of business on the Valuation Date. Only redemption  requests  received by the  Transfer  Agent in proper form on or before the close of business on the
Valuation Date will be fulfilled by Europe Fund.  Redemption  requests  received after that time will be considered requests to redeem shares of Global Fund.

     Shareholders of Europe Fund who vote their Class A, Class B, Class C, Class
N and Class Y shares in favor of the  Reorganization  will be electing in effect to redeem their shares of Europe Fund at net asset value on the Valuation  Date, after Europe Fund  subtracts a cash reserve,  and reinvest the proceeds in Class
A,  Class B,  Class C,  Class N and Class Y shares  of Global  Fund at net asset value.  The cash reserve is that amount retained by Europe Fund, which is deemed sufficient  in the  discretion  of the  Board  for  the  payment  of the  Fund's outstanding  debts,  taxes and  expenses of  liquidation.  The cash reserve will consist  of  approximately  $42,000  in cash.  This  amount of cash  reserve  is reflected  in the pro forma  presentation  of net asset value per share.  Global
Fund is not  assuming  any  debts of Europe  Fund  except  debts  for  unsettled securities  transactions  and outstanding  dividend and redemption  checks.  Any debts paid out of the cash  reserve  will be those  debts,  taxes or expenses of liquidation  incurred by Europe Fund on or before the Closing Date.  Europe Fund will recognize  capital gain or loss on any sales of portfolio  securities  made prior to the Reorganization.  The sales of portfolio securities  contemplated in the  Reorganization  are anticipated to be in the ordinary course of business of
Europe Fund's activities.

     Under the Reorganization Agreement, within one year after the Closing Date,
Europe Fund  shall:  (a) either pay or make  provision  for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash reserve to
Global Fund, if such remaining amount is not material (as defined below) or (ii)
distribute  such remaining  amount to the  shareholders  of Europe Fund who were shareholders on the Valuation  Date. The remaining  amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the  distribution,  equals or  exceeds  one cent per  share of the  number of
Europe Fund shares  outstanding  on the Valuation  Date. In order to qualify for this rebate, it is not necessary for a shareholder of Europe Fund to continue to hold Global Fund shares received in the  Reorganization.  If the cash reserve is insufficient  to satisfy any of Europe  Fund's  liabilities,  the  Manager  will assume responsibility for any such unsatisfied liability.  Within one year after the Closing Date, Europe Fund will complete its liquidation.

     Under the Reorganization  Agreement,  either Europe Fund or Global Fund may abandon and  terminate  the  Reorganization  Agreement  for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided,  however,  that in the  event  that one of the Funds  terminates  this
Agreement without  reasonable cause, it shall, upon demand,  reimburse the other
Fund for all  expenses,  including  reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

     To the  extent  permitted  by  law,  the  Funds  may  agree  to  amend  the
Reorganization  Agreement without shareholder  approval.  They may also agree to terminate  and abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of Europe Fund.

Who will pay the expenses of the Reorganization?

     The cost of printing and mailing the proxies and this  Prospectus and Proxy
Statement  will be borne by Europe  Fund.  The cost of printing and mailing this
Prospectus  and Proxy  Statement will be paid by Europe Fund are estimated to be
$11,257  and  $6,028,  respectively.  The  Funds  will  bear  the  cost of their respective tax opinions.  Any documents such as existing  prospectuses or annual reports that are  included in the proxy  mailing or at a  shareholder's  request will be a cost  of the  Fund  issuing  the  document.  Any  other  out-of-pocket expenses  associated  with the  Reorganization  will be paid by the Funds in the amounts incurred by each. The approximate cost of the  Reorganization is $36,000 for Europe Fund and $19,000 for Global Fund.

What are the tax consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from Europe Fund and Global Fund,  it is expected to be the opinion of KPMG LLP, tax advisor to Europe Fund, that  shareholders of Europe Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of Global Fund,  that  shareholders  of Global Fund will not recognize any gain or loss upon receipt of Europe  Fund's  assets,  and that the holding period of Global Fund shares  received in that exchange will include the period that Europe Fund shares were held  (provided such shares were held as a capital asset on the Closing Date).  If this tax opinion is not forthcoming by
the  Closing   Date,   the  Fund  may  still  choose  to  go  forward  with  the
Reorganization,   pending   re-solicitation   of  shareholders  and  shareholder
approval. In addition, neither Fund is expected to recognize a gain or loss as a direct result of the Reorganization.

     Immediately  prior to the Valuation  Date,  Europe Fund will pay a dividend which will have the effect of distributing to Europe Fund's  shareholders all of
Europe Fund's net investment  company taxable income,  if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for  dividends  paid) and all of its net  capital  gains,  if any,  realized  in taxable  years ending on or prior to the Closing Date (after  reduction  for any available  capital loss  carry-forward).  Any such dividends will be included in the taxable income of Europe Fund's  shareholders as ordinary income and capital gain, respectively.

     You will  continue to be  responsible  for tracking  the purchase  cost and holding period of your shares and should consult your tax advisor  regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should  also  consult  your tax  advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

 What  should I know  about  Class A,  Class B, Class C, Class N and Class Y shares of Global Fund?

     The rights of shareholders of both Funds are  substantially the same. Class
A,  Class B,  Class C,  Class N and/or  Class Y shares  of  Global  Fund will be distributed to shareholders of Class A, Class B, Class C, Class N and/or Class Y
shares of Europe Fund, respectively, in connection with the Reorganization. Each share will be fully paid and  nonassessable  when issued will have no preemptive or conversion  rights and will be transferable on the books of Global Fund. Each
Fund's  Declaration  of Trust  contains an express  disclaimer of shareholder or
Trustee liability for the Fund's  obligations,  and provides for indemnification and  reimbursement  of expenses  out of its property  for any  shareholder  held personally liable for its obligations.  Neither Fund permits  cumulative voting.
The shares of Global Fund will be recorded  electronically in each shareholder's account.  Global  Fund  will  then  send a  confirmation  to  each  shareholder.
Shareholders of Europe Fund holding certificates  representing their shares will not  be  required  to  surrender  their  certificates  in  connection  with  the reorganization.  However,  former  shareholders  of Europe Fund whose shares are represented by  outstanding  share  certificates  will not be allowed to redeem, transfer  or pledge  shares of Global  Fund they  receive in the  Reorganization until the exchanged Europe Fund  certificates have been returned to the Transfer
Agent.

 Europe Fund, Global Fund does not routinely hold annual shareholder meetings.

                   COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section  describes key  investment  policies of Europe Fund and Global
Fund, and certain noteworthy  differences between the investment  objectives and policies of the two Funds.

     Are there any significant differences between the investment objectives and strategies of the Funds?

     In  considering  whether to approve  the  Reorganization,  shareholders  of
Europe Fund should consider the differences in investment  objectives,  policies and risks of the Funds.  Further  information  about Global Fund is set forth in its Prospectus,  as  supplemented,  which  accompanies this Prospectus and Proxy
Statement and is incorporated herein by reference.  Additional information about
both  Funds  is  set  forth  in  their   respective   Statements  of  Additional
Information,  Annual Reports and Semi-Annual Reports, which may be obtained upon request  to  the  Transfer  Agent.  See  "Information  about  Europe  Fund"  and
"Information about Global Fund."

     Europe  Fund and  Global  Fund have the same  investment  objectives.  Both
Funds' investment objective is to seek capital appreciation. Although both Funds invest substantially in equities of foreign securities, only Europe Fund focuses on  securities  of European  countries,  and only Global Fund may also invest in securities of U.S. and other non-European companies (as well as in securities of
European  countries).  This is  explained  further  in  "How  do the  Investment
Policies of the Funds Compare?" below.

What are the main risks associated with an investment in the Funds?

     Like all  investments,  an investment in both of the Funds  involves  risk.
There is no assurance that either Fund will meet its investment  objective.  The achievement of the Funds' goals depends upon market conditions,  generally,  and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the  Funds'  investments,  investment  performance  and  prices per share. There is also the risk that poor securities selection by the Manager will cause Global Fund to underperform other funds having a similar objective.  These risks mean that you can lose money by investing in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

How do the investment policies of the Funds compare?

     Both funds invest in foreign equities.  However,  their respective  focuses are different. Under normal market conditions,  Europe Fund will invest at least
80% of its net assets (plus any borrowings  for  investment  purposes) in common stocks of European companies.  It currently invests mainly in developed European markets. Global Fund had roughly one-third of its invested portfolio invested in securities of European  companies,  as of March 31, 2003. However its geographic mix can vary, and can include a substantial  U.S./Canadian position (as of March
31, 2003, over 40% of its invested  assets),  depending on perceived  investment opportunities.

     Risks of  Investing  in  Stocks.  Stocks  fluctuate  in  price,  and  their short-term  volatility at times may be great.  Because the Funds  currently invest primarily in common stocks,  the value of the Funds' portfolios will be affected by changes in the stock  markets in which they invest.  Because
     Europe Fund invests primarily in stocks of European companies, the value of
     Europe  Fund's  portfolio  may be  affected  by changes  in the  particular
     European stock markets in which it invests.  Because Global Fund invests in stocks of a broad range of countries,  the value of Global Fund's portfolio may be  affected  by  changes in stock  markets in the U.S.  and in foreign stock  markets.  Market  risk will  affect the Funds' net asset  values per share,  which  will  fluctuate  as  the  values  of  the  Fund's  portfolio securities  change.  A  variety  of  factors  can  affect  the  price  of a particular  stock,  and the prices of individual  stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer, or changes in government  regulations affecting the issuer. While Global
Fund  currently  invests  mainly in securities of large and medium cap companies and Europe Fund  currently  invests mainly in securities of large cap companies, both  Funds  can also buy  stocks  of small  cap  companies  which may have more volatile stock prices than companies with a larger capitalization.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly  at an  acceptable  price.  A  restricted security is one that has a  contractual  restriction  on its resale or that cannot be sold publicly until it is registered  under the Securities Act of
     1933.  Neither Global Fund nor Europe Fund will invest more than 10% of its net assets in illiquid or  restricted  securities  (the Board can  increase that limit to 15%).  Certain  restricted  securities  that are eligible for resale to  qualified  institutional  purchasers  may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to  determine  whether  to sell any  holdings  to  maintain  adequate liquidity.

     Risks of  Foreign  Investing.  The  Funds  normally  invest  a  substantial percentage  of their  assets in foreign  securities.  Europe  Fund  invests substantially in stocks of European countries. While foreign securities may offer special investment opportunities, there are also special risks.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure  requirements  to which  U.S.  companies  are  subject.  The value of
foreign   investments   may  be  affected  by  exchange   control   regulations,
expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary policy in the U.S. or abroad,  or other  political  and economic  factors.  These risks could cause the prices of foreign  stocks to fall, and could  therefore  depress the share prices of both Funds.  Europe Fund's  greater focus on foreign  stocks could increase its exposure to these risks.

     Special  Risks  of  Emerging  and  Developing  Markets.  While  both  Funds currently focus on investing in developed markets,  each can also invest in emerging or  developing  markets.  Securities  of issuers in  emerging  and developing markets may offer special investment opportunities,  but present risks  not  found in more  mature  markets.  Those  securities  may be more difficult  to sell at an  acceptable  price  and their  prices  may be more volatile than securities of issuers in more developed markets.  Settlements of trades  may be  subject  to  greater  delays so that the Fund  might not receive  the  proceeds  of a sale of a security  on a timely  basis.  These investments may be very speculative.  Europe Fund currently does not intend to  invest  more than 5% of its total  assets  in any one  emerging  market country,  and not to invest  more than 20% of its total  assets in emerging market countries,  including Eastern European countries (such as Russia and
     Poland).  Global Fund currently intends to invest less than 5% of its total assets in securities of issuers of Eastern European countries.

     These  countries  might have less developed  trading markets and exchanges.
Emerging market  countries may have less developed legal and accounting  systems and  investments  may be subject to greater risks of government  restrictions on withdrawing  the sale  proceeds of  securities  from the  country.  Economics of developing countries may be more dependent on relatively few industries that may be  highly  vulnerable  to local and  global  changes.  Governments  may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

     Derivative  Investments.  Both  Funds can  invest in a number of  different kinds of  "derivative"  investments to seek increased  returns or to try to hedge  investment  risks.  They  do not do so  currently  to a  significant degree.  In general  terms,  a  derivative  investment  is one whose  value depends on (or is derived from) the value of an underlying asset,  interest rate or index.  Options,  futures,  and forward  contracts  are examples of derivatives.

     Derivatives  have risks.  If the issuer of the derivative  does not pay the amount  due,  the  Funds  can lose  money on their  investment.  The  underlying security or investment  on which the  derivative  is based,  and the  derivative itself,  might not perform the way the Manager  expected it to perform.  If that happens, the Funds' share price could decline or the Funds could get less income than  expected.  The  Funds  have  limit on the  amount of  particular  types of derivatives  they can hold.  However,  using  derivatives can cause the Funds to lose money on its investment and/or increase the volatility of its share prices.

     Hedging. Both Funds can buy and sell forward contracts,  futures contracts,
     and  put  and  call  options.   These  are  all  referred  to  as  "hedging
     instruments." The Funds are not required to hedge to seek their objectives.
     The Funds have  limits on their use of hedging  instruments  and do not use them for speculative purposes.

     Hedging involves risks. Options trading involves payment of premium and has special tax effects on the Funds.  If the Manager used a hedging  instrument  at the wrong time or judged  market  conditions  incorrectly,  the  strategy  could reduce the Funds' return.  The Funds could also experience  losses if the prices of their  futures and options  positions  were not  correlated  with their other investments  or if they  could not close out a position  because of an  illiquid market.

     Portfolio  Turnover.  Both Funds' investment process may cause the Funds to engage in active and frequent trading.  Therefore,  the Funds may engage in short-term  trading  while trying to achieve  their  objectives.  Portfolio turnover increases brokerage costs the Funds pay (and reduces performance).
     If  the  Funds  realize  capital  gains  when  they  sell  their  portfolio investments, they must generally pay those gains out to shareholders, which may increase their taxable distributions.

     Temporary Defensive and Interim  Investments.  In times of unstable adverse market, economic or political conditions,  both Funds can invest up to 100%
     of their assets in temporary  investments  that are  inconsistent  with the
     Funds'  principal  investment  strategies.  These would  ordinarily be U.S.
     government  securities,  highly-rated  commercial paper or other short-term corporate debt  obligations,  bank deposits or repurchase  agreements.  For cash  management  purposes,  the Funds can hold  cash  equivalents  such as
     commercial  paper,   repurchase   agreements,   Treasury  bills  and  other
     short-term  U.S.  government  securities.  The Funds  might also hold these types of  securities  pending the  investment  of proceeds from the sale of portfolio securities or to meet anticipated  redemptions of Fund shares. To the extent either Fund invests  defensively in these  securities,  it might not achieve its investment objective of capital appreciation.

What are the fundamental investment restrictions of the Funds?

     Both  Europe  Fund and  Global  Fund  have  certain  additional  investment restrictions that,  together with their investment  objectives,  are fundamental policies,  changeable only by shareholder approval.  Generally, these investment restrictions are similar between the Funds and are discussed below:

     o Neither Fund can buy securities issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that issuer  or if it  would  then own more  than  10% of that  issuer's  voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S.  government or any of its agencies or instrumentalities. This means that each Fund is presently a
     "diversified" investment company under the Investment Company Act.

     o Neither  Fund can buy or sell real  estate.  However,  they can  purchase securities  of issuers  holding  real  estate or  interests  in real estate
     (including securities of real estate investment trusts).

     o Neither Fund can underwrite  securities of other  companies.  A permitted exception  is in case a Fund  is  deemed  to be an  underwriter  under  the
     Securities  Act of  1933  when  reselling  any  securities  held in its own portfolio.

     o Neither Fund can issue  "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Funds are designated
     as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
     established, to cover the related obligations. Examples of those activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery and when-issued  arrangements for portfolio  securities  transactions,  and contracts  to buy or sell  derivatives,  hedging  instruments,  options  or futures.

     o Neither  Fund can  mortgage,  pledge or otherwise  encumber,  transfer or assign  any of its  assets to secure a debt.  Collateral  arrangements  for premium and margin payments in connection with hedging  instruments are not deemed to be a pledge of assets.

     o Neither  Fund can lend  money.  However,  the  Funds  can  invest in debt instruments and make loans of portfolio securities.

     o Neither Fund can  concentrate  investments.  That means  neither Fund can invest 25% or more of its total assets in  companies  in any one  industry.
     Obligations of the U.S. government,  its agencies and instrumentalities are not  considered  to be  part of an  "industry"  for  the  purposes  of this restriction.

     o Neither Fund can invest in companies for the purpose of acquiring control
     or   management   of  those   companies.   For  Europe  Fund,   this  is  a
     non-fundamental policy.

     o Neither Fund can invest in or hold  securities  of any issuer if officers and Trustees of the Fund or the Manager individually  beneficially own more than 1/2 of 1% of the  securities of that issuer and together own more than
     5%  of  the  securities  of  that  issuer.  For  Europe  Fund,  this  is  a non-fundamental policy.

     o Neither Fund can buy  securities on margin.  However,  the Funds can make margin  deposits in  connection  with its use of hedging  instruments.  For
     Europe Fund, this is a non-fundamental policy.

     o Europe Fund can borrow  money in excess of  one-third of the value of its total  assets.  Each Fund can borrow  only if it  maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
     Company  Act.  Only  Global Fund has the ability to borrow up to 10% of the value of its net assets on an unsecured  basis to invest in borrowed  funds in portfolio securities. This speculative technique is known as "leverage."
     If Global Fund does borrow, its expenses will be greater, and its net asset value might fluctuate more than that of funds that do not borrow.

     o Global Fund cannot invest in  commodities or commodity  contracts,  other than the  hedging  instruments  permitted  by any of its other  fundamental policies.  It does not matter whether the hedging  instrument is considered to  be  a  commodity  or  commodity  contract.  Europe  Fund  has  no  such fundamental investment restriction.

     o Global Fund cannot  invest in oil, gas or other  mineral  exploration  or development  programs.  Europe  Fund  has no  such  fundamental  investment restriction.

     o Global Fund cannot  invest in  securities  of other  open-end  investment
     companies,   except   in   connection   with   a   merger,   consolidation,
     reorganization  or acquisition of assets, or invest more than 5% of its net
     assets  in  closed-end  investment  companies,   including  small  business
     investment companies.  Such investments may not be made at commission rates in  excess  of  normal  brokerage  commissions.  Europe  Fund  has no  such fundamental investment restriction.

     o Global  Fund  cannot  invest  more that 5% of its assets in  warrants  or rights. That limit does not apply to warrants acquired as part of a unit or that are  attached to other  securities.  No more than 2% of Global  Fund's total assets may be invested in warrants  that are not listed on either the
     New York Stock Exchange or the American  Stock  Exchange.  Although  Europe
     Fund may invest up to 10% of its assets in warrants and rights, it does not intend that more than 5% of its assets  will be  invested  in warrants  and rights.

     How do the account features and shareholder services for the Funds compare?

     Investment   Management-   Pursuant  to  each  Fund's  investment  advisory
agreement,  the Manager  acts as the  investment  advisor  for both  Funds.  The
Manager selects  securities for each Fund's portfolio and handles its day-to-day business.  The portfolio  manager of each Fund is employed by the Manager and is the person who is principally  responsible for the day-to-day management of that
Fund's  portfolio.  Other members of the Manager's Equity Portfolio Team provide the  portfolio  managers  with  counsel  and  support in  managing  each  Fund's portfolio.

     The advisory agreements require the Manager, at its expense, to provide the
Funds with adequate office space, facilities and equipment.  The agreements also
require  the  Manager  to  provide  and   supervise   the   activities   of  all
administrative   and   clerical   personnel   required   to  provide   effective
administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their  operations,  the  preparation  and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

     Each Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory  agreements list examples of expenses paid by
each  Fund.  The  major  categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to Independent Trustees, legal and audit expenses,  custodian bank and transfer agent  expenses,  share issuance costs,  certain  printing and registration costs and non-recurring expenses, including litigation costs.

     Both investment advisory  agreements  generally provide that in the absence of willful  misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions  in  connection  with any matters to which the agreement(s)  relate.  The  agreements  permit the Manager to act as  investment advisor for any other person,  firm or corporation.  Pursuant to each agreement, the Manager is permitted to use the name  "Oppenheimer" in connection with other investment  companies  for which it may act as  investment  advisor  or  general distributor.  If the Manager shall no longer act as investment advisor to either
Fund,  the  Manager  may  withdraw  the  right  of that  Fund  to use  the  name
"Oppenheimer" as part of its name.

     The Manager is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding company  owned  in  part  by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual  Life  Insurance  Company,  a mutual  life insurance company that also advises pension plans and investment companies.  The
Manager  has  been  an  investment  advisor  since  January  1960.  The  Manager
(including  subsidiaries  and an  affiliate)  managed  more than $120 billion in assets as of March 30, 2003,  including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh Avenue, 10th
Floor, New York, New York 10018.  OppenheimerFunds  Services,  a division of the
Manager,  acts as transfer and shareholder  servicing agent for both Europe Fund and Global Fund and for certain other  open-end funds managed by the Manager and its affiliates.

     Distribution  - Pursuant to each Fund's General  Distributor's  Agreements, the Distributor acts as principal underwriter in a continuous public offering of shares of Europe Fund and Global Fund,  but is not  obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing  prospectuses other than those furnished to existing shareholders, are borne by the Distributor,  except for those for which the  Distributor is paid under each Fund's Rule 12b-1  Distribution  and Service
Plans, described below.

     Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the Investment  Company Act for their Class A shares.  The Service Plan provides for the  reimbursement to the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class
A shares. Under the plan, reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of Class A shares of the
Funds. The Distributor  currently uses all of those fees to compensate  dealers, brokers,  banks and other  financial  institutions  quarterly  for expenses they incur in  providing  personal  service  and  maintenance  of  accounts  of their customers that hold Class A shares.

     Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the  Investment  Company Act for their Class B, Class C and Class N shares.  The
Funds' Plans  compensate the Distributor for its services in distributing  Class
B, Class C and Class N shares and servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor an asset-based  sales charge at an annual rate of
0.75% of Class B and Class C assets,  and an annual  asset-based sales charge of
0.25% on Class N shares.  The  Distributor  also receives a service fee 0.25% of average  annual net assets under each plan.  All fee amounts are computed on the average  annual  net  assets  of the  class  determined  as of the close of each regular  business day of each Fund. The Distributor uses all of the service fees to compensate  broker-dealers for providing personal services and maintenance of accounts of their customers that hold shares of the Funds. The Class B and Class
N  asset-based  sales charges are retained by the  Distributor.  After the first year, the Class C asset-based sales charges are paid to broker-dealers  who hold or whose  clients hold Class C shares as an ongoing  concession  for shares that have been outstanding for a year or more.

     Purchases  and  Redemptions  - Both Funds are part of the  OppenheimerFunds family of mutual funds. The procedures for purchases,  exchanges and redemptions of shares of the Funds are  substantially the same. Shares of either Fund may be exchanged for shares of the same class of other  Oppenheimer funds offering such shares. Exchange privileges are subject to amendment or termination at any time.

     Both Funds have the same initial and subsequent  minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both
Funds  have a  maximum  initial  sales  charge  of 5.75%  on Class A shares  for purchases  of less than  $25,000.  The  sales  charge  of 5.75% is  reduced  for purchases  of Class A shares of  $25,000  or more.  Investors  who  purchase  $1 million or more of Class A shares pay no  initial  sales  charge but may have to pay a contingent deferred sales charge of up to 1% if the shares are sold within
18 calendar  months from the  beginning of the calendar  month during which they were  purchased.  Class B shares of the Funds are sold without a front-end sales charge but may be subject to a contingent  deferred  sales charge  ("CDSC") upon redemption  depending on the length of time the shares are held. The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that. Class C shares may be purchased without an initial sales charge,  but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted.  Class N shares are purchased without an initial sales charge,  but if  redeemed  within 18 months of the  retirement  plan's  first  purchase  of N shares, a CDSC of 1% may be deducted.

     Both the Funds  assess a 2% fee on the  proceeds  of fund  shares  that are redeemed  (either by selling or exchanging to another  Oppenheimer  fund) within thirty days of their purchase. Both Funds assess a $12 annual fee on any account valued at less than $500.  Further  details on the redemption fee, on the annual
"small  account"  fee,  and on  circumstances  for which  either fee will not be assessed, are in each Fund's prospectus and Statement of Additional Information.

     Class A,  Class B,  Class C,  Class N and  Class Y shares  of  Global  Fund received  in the  Reorganization  will be issued at net asset  value,  without a sales  charge and no CDSC or  redemption  fee will be imposed on any Europe Fund shares  exchanged  for  Global  Fund  shares as a result of the  Reorganization.
However,  any CDSC  that  applies  to Europe  Fund  shares as of the date of the exchange will carry over to Global Fund shares  received in the  Reorganization.
Shares  acquired  in the  reorganization  may be subject to the  redemption  fee discussed above if redeemed within 30 days of purchase.

     Shareholder  Services--Both Funds also offer the following privileges:  (i)
Right of Accumulation,  (ii) Letter of Intent,  (iii)  reinvestment of dividends and  distributions at net asset value, (iv) net asset value purchases by certain individuals and entities,  (v) Asset Builder (automatic  investment) Plans, (vi)
Automatic  Withdrawal and Exchange Plans for  shareholders who own shares of the
Funds valued at $5,000 or more,  (vii)  AccountLink and PhoneLink  arrangements,
(viii)  exchanges of shares for shares of the same class of certain  other funds at net asset value,  and (ix)  telephone  and Internet  redemption  and exchange privileges. Global Fund also offers wire redemptions of fund shares (for a fee);
Europe Fund does not offer this feature. All of such services and privileges are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

     Dividends  and  Distributions  - Both  Funds  intend to  declare  dividends separately  for each  class of shares  from net  investment  income on an annual basis and to pay those  dividends to shareholders in December on a date selected by the Board of Trustees of each Fund.  Dividends and the distributions  paid on
Class A,  Class B,  Class C,  Class N or  Class Y  shares  may vary  over  time, depending on market conditions,  the composition of the Funds'  portfolios,  and expenses  borne by the  particular  class of shares.  Dividends  paid on Class A shares will  generally be higher than those paid on Class B, Class C, Class N or
Class Y shares, which normally have higher expenses than Class A. The Funds have no fixed  dividend rates and there can be no guarantee that either Fund will pay any dividends or distributions.

     Either Fund may realize capital gains on the sale of portfolio  securities.
If it does,  it may make  distributions  out of any net  short-term or long-term capital  gains in  December  of each  year.  The  Funds  may  make  supplemental distributions  of dividends and capital gains  following the end of their fiscal years.

                                                VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

     The  affirmative  vote of the  holders of a  "majority  of the  outstanding voting  securities"  (as defined in the Investment  Company Act) of Europe Fund, voting  in  the  aggregate  and  not by  class,  is  necessary  to  approve  the
Reorganization  Agreement and the transactions  contemplated thereby. As defined in the Investment  Company Act, the vote of a majority of the outstanding voting securities means the vote of (1) 67% or more of Europe Fund's outstanding shares present at a meeting if the holders of more than 50% of the  outstanding  shares of the Fund are  present or  represented  by proxy;  or (2) more than 50% of the
Fund's outstanding shares,  whichever is less. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Europe  Fund held on the Record  Date.  If  sufficient  votes to approve  the proposal  are not  received  by the  date of the  Meeting,  the  Meeting  may be adjourned to permit further  solicitation of proxies.  The holders of a majority of shares  entitled  to vote at the  Meeting  and  present in person or by proxy
(whether or not  sufficient  to  constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

         You can vote in either of three ways:
o        By mail, with the enclosed proxy card.
o        In person at the Meeting (if you are a record owner).
o        By telephone (please see the insert for instructions).

     A proxy card is, in  essence,  a ballot.  If you  simply  sign and date the proxy but give no voting instructions, your shares will be voted in favor of the
Reorganization Agreement.  Shareholders may also be able to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

     Yes.  You may  revoke  your  proxy  at any time  before  it is voted by (i)
writing to the Secretary of Europe Fund at 498 Seventh Avenue,  10th Floor,  New
York, New York 10048 (if received in time to be acted upon);  (ii) attending the
Meeting and voting in person; or (iii) signing and returning a later-dated proxy
(if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

     The Board of  Trustees  of Europe Fund does not intend to bring any matters before the Meeting other than those  described in this proxy. It is not aware of any other  matters to be  brought  before  the  Meeting by others.  If any other matters legally come before the Meeting,  the proxy ballots confer discretionary authority  with respect to such matters,  and it is the intention of the persons named to vote proxies to vote in accordance with their judgment in such matters.

Who is entitled to vote?

     Shareholders  of record of Europe Fund at the close of business on July 29,
2003 (the "record  date") will be entitled to vote at the  Meeting.  On July 29,
2003, there were 2,005,051.221  outstanding shares of Europe Fund, consisting of
1,093,296.126  Class A shares,  612,431.669 Class B shares,  273,308.266 Class C shares,  11,736.812  Class N shares and 14,278.348  Class Y shares.  On July 29,
2003, there were 183,515,441.130  outstanding shares of Global Fund,  consisting of 131,356,637.313 Class A shares, 29,968,988.305 Class B shares, 14,198,391.017
Class C shares,  2,396,134.245  Class N shares  and  14,278.348  Class Y shares.
Proxies  representing  abstentions  and broker  non-votes  will be included  for purposes of determining whether a quorum is present at the Meeting,  but will be treated as votes not cast and,  therefore,  will not be counted for  purposes of determining  whether the matters and  proposals  and motions to be voted upon at the Meeting  have been  approved.  For  purposes of the  Meeting,  a majority of shares  outstanding  and entitled to vote,  present in person or  represented by proxy,  constitutes  a  quorum.  Global  Fund  shareholders  do not  vote on the
Reorganization.

What other solicitations will be made?

     Europe Fund will  request  broker-dealer  firms,  custodians,  nominees and fiduciaries to forward proxy material to the beneficial  owners of the shares of record,  and may  reimburse  them for  their  reasonable  expenses  incurred  in connection with such proxy  solicitation.  In addition to solicitations by mail, officers of Europe Fund or officers and employees of OppenheimerFunds  Services, without  extra  pay,  may  conduct  additional  solicitations  personally  or by
telephone   or   telegraph.   Any   expenses  so  incurred   will  be  borne  by
OppenheimerFunds Services. Proxies may also be solicited by a proxy solicitation firm hired at Europe Fund's expense.  If a proxy  solicitation firm is hired, it is  anticipated  that the cost to Europe Fund of  engaging a proxy  solicitation firm would not exceed $40,000, plus the additional costs which would be incurred in connection  with  contacting  those  shareholders  who have not voted, in the event of a need for resolicitation of votes.

     Shares owned of record by broker-dealers for the benefit of their customers
("street  account  shares")  will  be  voted  by  the  broker-dealer   based  on
instructions received from its customers.  If no instructions are received,  and the broker-dealer does not have discretionary  power to vote such street account shares under  applicable stock exchange rules,  the shares  represented  thereby will be considered to be present at the Meeting for purposes of only determining the  quorum  ("broker  non-votes").  Because of the need to obtain a vote of the majority of the outstanding voting securities for the Reorganization proposal to pass,  abstentions  and  broker  non-votes  will have the same  effect as a vote
"against" the Proposal.

Are there appraisal rights?

     No. Under the Investment  Company Act,  shareholders  do not have rights of appraisal  as a result of the  Reorganization.  Although  appraisal  rights  are unavailable,  you have the right to redeem  your shares at net asset value until the closing date for the Reorganization.  After the closing date, you may redeem your new Global Fund shares or exchange  them into shares of certain other funds in the  OppenheimerFunds  family of mutual  funds,  subject  to the terms of the prospectuses of both funds.

                                               INFORMATION ABOUT EUROPE FUND

     Information  about  Europe  Fund is  included  in the  current  Europe Fund
Prospectus  dated October 23, 2002 and its supplement  dated July 1, 2003.  This document  has  been  filed  with the SEC (SEC  file no.  811-09097).  Additional information  about  Europe  Fund is also  included  in the Fund's  Statement  of
Additional  Information  dated October 23, 2002 and its supplement dated January
13, 2003, its Annual Report dated August 31, 2002 and  Semi-Annual  Report dated
February  28,  2003,  respectively,  which have been filed with the SEC. You may request  free  copies of these or other  documents  relating  to Europe  Fund by calling  1.800.708.7780  or by writing to  OppenheimerFunds  Services,  P.O. Box
5270,  Denver, CO 80217.  Reports and other information filed by Europe Fund can be inspected and copied at: the SEC's Public Reference Room in Washington,  D.C.
(Phone  1.202.942.8090)  or the EDGAR database on the SEC's Internet  website at
www.sec.gov.  Copies  may be  obtained  upon  payment  of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                               INFORMATION ABOUT GLOBAL FUND

     Information about Global Fund is included in Global Fund's Prospectus dated
November 22, 2003,  which accompany and are considered a part of this Prospectus and Proxy Statement. Additional information about Global Fund is included in the
Fund's  Statement  of  Additional  Information  dated  November 22, 2002 and its supplement  dated March 31, 2003, its Annual Report dated September 30, 2002 and
Semi-Annual  Report  dated March 31, 2003,  respectively,  which have been filed with the SEC (SEC  file no.  811-1810).  You may  request  a free  copy of these materials  and other  information  by  calling  1.800.708.7780  or by writing to
Global Fund at  OppenheimerFunds  Services,  P.O.  Box 5270,  Denver,  CO 80217.
Global Fund also files proxy materials,  reports and other  information with the
SEC in accordance  with the  informational  requirements  of the  Securities and
Exchange Act of 1934 and the  Investment  Company Act.  These  materials  can be inspected and copied at: the SEC's Public  Reference  Room in  Washington,  D.C.
(Phone:  1.202.942.8090)  or the EDGAR database on the SEC's Internet website at
www.sec.gov.  Copies  may be  obtained  upon  payment  of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                                   PRINCIPAL SHAREHOLDERS

     As of July 29,  2003,  the  officers and Trustees of Europe Fund as a group and of Global  Fund as a group,  owned  less than 1% of the  outstanding  voting shares of their respective Fund. As of July 29, 2003, the only persons who owned of record or were known by Europe Fund or Global Fund to own  beneficially 5% or more of any class of the  outstanding  shares of that respective Fund are listed in Exhibit B.

By Order of the Board of Trustees,

Robert G. Zack, Secretary
August 8, 2003

                                          EXHIBITS TO THE COMBINED PROXY
                                             STATEMENT AND PROSPECTUS

Exhibit
-------

     A Agreement and Plan of Reorganization  between Oppenheimer Europe Fund and
     Oppenheimer Global Fund

     B Major Shareholders

                                                       EXHIBIT A

                                       AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION  (the  "Agreement")  dated as of April
17, 2003 by and between Oppenheimer Europe Fund ("Europe Fund"), a Massachusetts
business trust and  Oppenheimer  Global Fund ("Global  Fund"),  a  Massachusetts
business trust.

                                               W I T N E S S E T H:

     WHEREAS,  the  parties  are  each  open-end  investment  companies  of  the management type; and

     WHEREAS,  the  parties  hereto  desire to  provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the  "Code"),  of  Europe  Fund  through  the  acquisition  by  Global  Fund of substantially all of the assets of Europe Fund in exchange for the voting shares of  beneficial  interest  ("shares")  of Class A,  Class B, Class C, Class N and
Class Y shares of Global  Fund and the  assumption  by  Global  Fund of  certain liabilities of Europe Fund, which Class A, Class B, Class C, Class N and Class Y shares  of Global  Fund are to be  distributed  by  Europe  Fund pro rata to its shareholders in complete liquidation of Europe Fund and complete cancellation of its shares;

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.  The  parties   hereto   hereby  adopt  this   Agreement   and  Plan  of
Reorganization  (the  "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The reorganization will be comprised of the acquisition by Global Fund of substantially all of the assets of Europe Fund in exchange for Class A, Class
B,  Class C,  Class N and Class Y shares of Global  Fund and the  assumption  by
Global Fund of certain  liabilities of Europe Fund, followed by the distribution of such Class A, Class B, Class C, Class N and Class Y shares of Global  Fund to the Class A, Class B, Class C, Class N and Class Y  shareholders  of Europe Fund in  exchange  for their Class A, Class B, Class C, Class N and Class Y shares of
Europe Fund, all upon and subject to the terms of the Agreement  hereinafter set forth.

     The share transfer  books of Europe Fund will be permanently  closed at the close of  business  on the  Valuation  Date (as  hereinafter  defined)  and only redemption requests received in proper form on or prior to the close of business on the  Valuation  Date shall be fulfilled by Europe Fund;  redemption  requests received  by Europe  Fund after that date shall be treated as  requests  for the redemption of the shares of Global Fund to be distributed to the  shareholder in question as provided in Section 5 hereof.

     2. On the  Closing  Date (as  hereinafter  defined),  all of the  assets of
Europe Fund on that date,  excluding a cash reserve  (the "cash  reserve") to be retained  by Europe Fund  sufficient  in its  discretion  for the payment of the expenses of Europe Fund's dissolution and its liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be  delivered  as  provided in
Section 8 to Global Fund, in exchange for and against delivery to Europe Fund on the  Closing  Date of a number of Class A, Class B, Class C, Class N and Class Y shares of Global Fund, having an aggregate net asset value equal to the value of the assets of Europe Fund so transferred and delivered.

     3. The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares  of  Global  Fund  and the  value  of the  assets  of  Europe  Fund to be transferred  shall in each case be determined as of the close of business of The
New York Stock Exchange on the Valuation  Date. The computation of the net asset value of the  Class A,  Class B,  Class C,  Class N and Class Y shares of Global
Fund and the  Class A,  Class B,  Class C,  Class N and Class Y shares of Europe
Fund  shall  be  done in the  manner  used  by  Global  Fund  and  Europe  Fund, respectively,  in the computation of such net asset value per share as set forth in their  respective  prospectuses.  The  methods  used by  Global  Fund in such computation shall be applied to the valuation of the assets of Europe Fund to be transferred to Global Fund.

     Europe Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends,  shall have the effect of  distributing  to Europe  Fund's  shareholders  all of Europe
Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any dividends paid) and all of its net capital  gain,  if any,  realized in taxable years ending on or prior to the
Closing Date (after reduction for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"),  6803 S. Tucson Way,  Centennial,  CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing
Date"). The business day preceding the Closing Date is herein referred to as the
"Valuation Date."

     In the event that on the Valuation  Date either party has,  pursuant to the
Investment Company Act of 1940, as amended (the "Act"), or any rule,  regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore,  the Closing  Date shall be  postponed  until the first  business day after the date when both parties have ceased such  suspension  or  postponement;
provided,  however,  that if such  suspension  shall continue for a period of 60 days beyond the Valuation  Date,  then the other party to the Agreement shall be permitted to terminate the Agreement  without liability to either party for such termination.

     5. In conjunction  with the Closing,  Europe Fund shall distribute on a pro rata basis to the  shareholders of Europe Fund as of the Valuation Date Class A,
Class B, Class C, Class N and Class Y shares of Global  Fund  received by Europe
Fund on the Closing  Date in exchange  for the assets of Europe Fund in complete liquidation of Europe Fund; for the purpose of the  distribution  by Europe Fund of Class A,  Class B,  Class C,  Class N and Class Y shares  of  Global  Fund to
Europe Fund's  shareholders,  Global Fund will promptly cause its transfer agent to: (a) credit an  appropriate  number of Class A, Class B, Class C, Class N and
Class Y shares of Global Fund on the books of Global Fund to each Class A, Class
B, Class C, Class N and Class Y shareholder of Europe Fund in accordance  with a list (the "Shareholder  List") of Europe Fund shareholders  received from Europe
Fund; and (b) confirm an appropriate  number of Class A, Class B, Class C, Class
N and Class Y shares of Global  Fund to each  Class A, Class B, Class C, Class N and Class Y  shareholder  of  Europe  Fund;  certificates  for Class A shares of
Global  Fund will be issued  upon  written  request of a former  shareholder  of
Europe Fund but only for whole shares,  with  fractional  shares credited to the name of the  shareholder  on the books of Global  Fund and only  after any share certificates for Europe Fund are returned to the transfer agent.

     The  Shareholder  List shall  indicate,  as of the close of business on the
Valuation  Date,  the name and  address  of each  shareholder  of  Europe  Fund, indicating  his  or  her  share  balance.  Europe  Fund  agrees  to  supply  the
Shareholder List to Global Fund not later than the Closing Date. Shareholders of
Europe Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization.
After the Closing Date,  however,  it will be necessary for such shareholders to surrender their  certificates in order to redeem,  transfer or pledge the shares of Global Fund which they received.

     6. Within one year after the Closing Date, Europe Fund shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b)
either (i) transfer any remaining  amount of the cash reserve to Global Fund, if such remaining  amount (as reduced by the estimated cost of  distributing  it to shareholders)  is not  material  (as  defined  below)  or (ii)  distribute  such remaining  amount to the shareholders of Europe Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of Europe Fund outstanding on the Valuation Date.

     7. Prior to the  Closing  Date,  there  shall be  coordination  between the parties as to their  respective  portfolios so that,  after the Closing,  Global
Fund will be in compliance with all of its investment policies and restrictions.
At the  Closing,  Europe Fund shall  deliver to Global Fund two copies of a list setting  forth the  securities  then owned by Europe  Fund.  Promptly  after the
Closing,  Europe  Fund  shall  provide  Global  Fund a list  setting  forth  the respective federal income tax bases thereof.

     8. Portfolio  securities or written  evidence  acceptable to Global Fund of record ownership  thereof by The Depository Trust Company or through the Federal
Reserve  Book  Entry  System or any other  depository  approved  by Europe  Fund pursuant  to Rule  17f-4 and Rule  17f-5  under the Act  shall be  endorsed  and delivered,  or transferred by appropriate transfer or assignment  documents,  by
Europe Fund on the Closing  Date to Global  Fund,  or at its  direction,  to its custodian  bank, in proper form for transfer in such  condition as to constitute good  delivery  thereof in  accordance  with the custom of brokers  and shall be accompanied by all necessary state transfer  stamps,  if any. The cash delivered shall be in the form of  certified or bank  cashiers'  checks or by bank wire or intra-bank  transfer  payable  to the order of Global  Fund for the  account  of
Global  Fund.  Class A,  Class B,  Class C, Class N and Class Y shares of Global
Fund  representing  the number of Class A, Class B, Class C, Class N and Class Y shares of  Global  Fund  being  delivered  against  the  assets of Europe  Fund, registered in the name of Europe Fund,  shall be  transferred  to Europe Fund on the Closing Date.  Such shares shall thereupon be assigned by Europe Fund to its shareholders so that the shares of Global Fund may be distributed as provided in
Section 5.

     If, at the Closing Date,  Europe Fund is unable to make delivery under this
Section  8 to Global  Fund of any of its  portfolio  securities  or cash for the reason  that  any of such  securities  purchased  by  Europe  Fund,  or the cash proceeds of a sale of portfolio  securities,  prior to the Closing Date have not yet  been  delivered  to  it or  Europe  Fund's  custodian,  then  the  delivery requirements  of this Section 8 with respect to said  undelivered  securities or cash will be waived and  Europe  Fund will  deliver to Global  Fund by or on the
Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to
Global Fund,  together  with such other  documents,  including a due bill or due bills and brokers'  confirmation  slips as may  reasonably be required by Global
Fund.

     9.  Global  Fund shall not assume the  liabilities  (except  for  portfolio securities  purchased which have not settled and for shareholder  redemption and dividend checks outstanding) of Europe Fund, but Europe Fund will, nevertheless, use its best  efforts  to  discharge  all  known  liabilities,  so far as may be possible,  prior to the  Closing  Date.  The cost of  printing  and  mailing the proxies  and proxy  statements  will be borne by Europe  Fund.  Europe  Fund and
Global Fund will bear the cost of their  respective  tax opinion.  Any documents such as  existing  prospectuses  or annual  reports  that are  included  in that mailing will be a cost of the Fund issuing the document. Any other out-of-pocket expenses  of Global Fund and Europe Fund  associated  with this  reorganization, including legal, accounting and transfer agent expenses, will be borne by Europe
Fund and Global Fund, respectively, in the amounts so incurred by each.

     10.  The  obligations  of Global  Fund  hereunder  shall be  subject to the following conditions:

     A. The Board of Trustees of Europe Fund shall have authorized the execution of the Agreement,  and the  shareholders  of Europe Fund shall have approved the
Agreement and the transactions  contemplated  hereby, and Europe Fund shall have furnished to Global Fund copies of resolutions  to that effect  certified by the
Secretary or the Assistant  Secretary of Europe Fund; such shareholder  approval shall have been by the affirmative  vote required by the  Massachusetts  Law and its charter  documents at a meeting for which proxies have been solicited by the
Proxy Statement and Prospectus (as hereinafter defined).

     B. Global Fund shall have  received an opinion dated as of the Closing Date from  counsel to Europe  Fund,  to the effect that (i) Europe Fund is a business trust duly  organized,  validly  existing and in good standing under the laws of the  Commonwealth of  Massachusetts  with full corporate  powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;
and (ii) that all  action  necessary  to make the  Agreement,  according  to its
terms,  valid,   binding  and  enforceable  on  Europe  Fund  and  to  authorize effectively  the  transactions  contemplated by the Agreement have been taken by
Europe Fund. Massachusetts counsel may be relied upon for this opinion.

     C. The representations and warranties of Europe Fund contained herein shall be true and  correct at and as of the Closing  Date,  and Global Fund shall have been furnished with a certificate of the President,  or a Vice President, or the
Secretary or the Assistant Secretary or the Treasurer or the Assistant Treasurer
of Europe Fund, dated as of the Closing Date, to that effect.

     D. On the Closing Date,  Europe Fund shall have  furnished to Global Fund a certificate  of the  Treasurer or  Assistant  Treasurer of Europe Fund as to the
amount  of the  capital  loss  carry-over  and net  unrealized  appreciation  or depreciation, if any, with respect to Europe Fund as of the Closing Date.

     E. The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets, of Europe Fund at the close of business on the Valuation Date.

     F. A  Registration  Statement  on Form N-14 filed by Global  Fund under the
Securities  Act of 1933,  as amended (the "1933 Act"),  containing a preliminary form of the Proxy  Statement and Prospectus,  shall have become  effective under the 1933 Act.

     G. On the Closing Date,  Global Fund shall have received a letter of Robert
G. Zack or other senior executive officer of  OppenheimerFunds,  Inc. acceptable to Global Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would  indicate  that as of the Closing Date there were any material,  actual or  contingent  liabilities  of  Europe  Fund  arising  out of litigation brought against Europe Fund or claims asserted against it, or pending or to the best of his or her  knowledge  threatened  claims  or  litigation  not reflected in or apparent from the most recent audited  financial  statements and footnotes  thereto of Europe Fund delivered to Global Fund. Such letter may also include such additional statements relating to the scope of the review conducted by  such  person  and his or her  responsibilities  and  liabilities  as are not unreasonable under the circumstances.

     H.  Global Fund shall have  received  an  opinion,  dated as of the Closing
Date, of KPMG LLP (or an appropriate  substitute tax expert), to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

     I.  Global  Fund shall have  received  at the  Closing all of the assets of
Europe Fund to be conveyed  hereunder,  which  assets shall be free and clear of all  liens,  encumbrances,  security  interests,  restrictions  and  limitations whatsoever.

     11.  The  obligations  of Europe  Fund  hereunder  shall be  subject to the following conditions:

     A. The Board of Trustees of Global Fund shall have authorized the execution of the Agreement,  and the transactions  contemplated  thereby,  and Global Fund shall  have  furnished  to Europe  Fund  copies of  resolutions  to that  effect certified by the Secretary or the Assistant Secretary of Global Fund.

     B. Europe  Fund's  shareholders  shall have  approved the Agreement and the transactions  contemplated  hereby,  by an  affirmative  vote  required  by  the
Massachusetts Law and its charter documents and Europe Fund shall have furnished
Global Fund copies of resolutions  to that effect  certified by the Secretary or an Assistant Secretary of Europe Fund.

     C. Europe Fund shall have  received an opinion dated as of the Closing Date from  counsel to Global  Fund,  to the effect that (i) Global Fund is a business trust duly  organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts  with full powers to carry on its business as then being  conducted  and to enter into and  perform  the  Agreement;  (ii) all actions necessary to make the Agreement,  according to its terms, valid, binding and enforceable  upon Global Fund and to authorize  effectively the transactions contemplated  by the  Agreement  have been taken by Global  Fund,  and (iii) the shares of Global Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable, except as set forth under
"Shareholder  and Trustee  Liability" in Global  Fund's  Statement of Additional
Information. Massachusetts counsel may be relied upon for this opinion.

     D. The representations and warranties of Global Fund contained herein shall be true and  correct at and as of the Closing  Date,  and Europe Fund shall have been  furnished  with a certificate  of the  President,  a Vice President or the
Secretary or the Assistant Secretary or the Treasurer or the Assistant Treasurer
of the Trust to that effect dated as of the Closing Date.

     E.  Europe  Fund  shall  have  received  an  opinion  of  KPMG  LLP  (or an
appropriate   substitute  tax  expert)  to  the  effect  that  the  federal  tax consequences  of the  transaction,  if carried out in the manner outlined in the
Agreement and in accordance with (i) Europe Fund's  representation that there is no plan or  intention  by any  Europe  Fund  shareholder  who owns 5% or more of
Europe Fund's outstanding shares, and, to Europe Fund's best knowledge, there is no plan or intention on the part of the remaining Europe Fund  shareholders,  to redeem,  sell,  exchange or otherwise  dispose of a number of Global Fund shares received  in  the  transaction  that  would  reduce  Europe  Fund  shareholders'
ownership of Global Fund shares to a number of shares having a value,  as of the
Closing Date,  of less than 50% of the value of all of the formerly  outstanding
Europe Fund shares as of the same date, and (ii) the  representation  by each of
Europe Fund and Global Fund that, as of the Closing Date, Europe Fund and Global
Fund  will  qualify  as  regulated   investment   companies  or  will  meet  the
diversification  test  of  Section  368(a)(2)(F)(ii)  of the  Code,  will  be as follows:

     1.  The  transactions  contemplated  by the  Agreement  will  qualify  as a tax-free  "reorganization"  within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     2.  Europe  Fund and  Global  Fund  will  each  qualify  as a  "party  to a reorganization" within the meaning of Section 368(b)(2) of the Code.

     3. No gain or loss will be  recognized by the  shareholders  of Europe Fund upon the  distribution  of Class A, Class B, Class C, Class N and Class Y shares of  beneficial  interest  in Global  Fund to the  shareholders  of  Europe  Fund pursuant to Section 354 of the Code.

     4. Under  Section  361(a) of the Code no gain or loss will be recognized by
Europe  Fund by  reason  of the  transfer  of  substantially  all its  assets in exchange  for Class A,  Class B,  Class C,  Class N and Class Y shares of Global
Fund.

     5. Under  Section  1032 of the Code no gain or loss will be  recognized  by
Global Fund by reason of the  transfer  of  substantially  all of Europe  Fund's assets in exchange  for Class A, Class B, Class C, Class N and Class Y shares of
Global Fund and Global Fund's assumption of certain liabilities of Europe Fund.

     6. The shareholders of Europe Fund will have the same tax basis and holding period  for the  Class  A,  Class  B,  Class C,  Class N and  Class Y shares  of beneficial interest in Global Fund that they receive as they had for Europe Fund shares  that they  previously  held,  pursuant  to Section  358(a) and  1223(1), respectively, of the Code.

     7. The  securities  transferred by Europe Fund to Global Fund will have the same tax basis and  holding  period in the hands of Global  Fund as they had for
Europe Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

     F. The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value of the gross assets, of Europe Fund at the close of business on the Valuation Date.

     G. A  Registration  Statement  on Form N-14 filed by Global  Fund under the
1933 Act,  containing a preliminary  form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

     H. On the Closing Date,  Europe Fund shall have received a letter of Robert
G. Zack or other senior executive officer of  OppenheimerFunds,  Inc. acceptable to Europe Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would  indicate  that as of the Closing Date there were any material,  actual or  contingent  liabilities  of  Global  Fund  arising  out of litigation brought against Global Fund or claims asserted against it, or pending or, to the best of his or her  knowledge,  threatened  claims or litigation  not reflected in or apparent by the most recent  audited  financial  statements  and footnotes  thereto of Global Fund delivered to Europe Fund. Such letter may also include such additional statements relating to the scope of the review conducted by  such  person  and his or her  responsibilities  and  liabilities  as are not unreasonable under the circumstances.

     I. Europe Fund shall acknowledge  receipt of the Class A, Class B, Class C,
Class N and Class Y shares of Global Fund.

     12. Europe Fund hereby represents and warrants that:

     A. The audited  financial  statements  of Europe Fund as of August 31, 2002 and unaudited financial  statements as of February 28, 2003 heretofore furnished to Global Fund,  present fairly the financial  position,  results of operations, and changes in net assets of Europe  Fund as of that date,  in  conformity  with generally accepted accounting  principles applied on a basis consistent with the preceding  year;  and that from  February 28, 2003 through the date hereof there have not been,  and  through the  Closing  Date there will not be, any  material adverse  change in the business or financial  condition of Europe Fund, it being agreed  that a decrease in the size of Europe  Fund due to a  diminution  in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

     B.  Contingent  upon  approval  of  the  Agreement  and  the   transactions
contemplated thereby by Europe Fund's shareholders, Europe Fund has authority to transfer  all of the assets of Europe  Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,   restrictions  and
limitations whatsoever;

     C. The Prospectus, as amended and supplemented,  contained in Europe Fund's
Registration  Statement  under the 1933 Act,  as amended,  is true,  correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein not  misleading.
The Registration Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading;

     D. There is no material contingent liability of Europe Fund and no material claim and no material legal,  administrative or other proceedings pending or, to the knowledge of Europe Fund,  threatened  against Europe Fund, not reflected in such Prospectus;

     E. Except for the Agreement, there are no material contracts outstanding to which  Europe  Fund is a party  other than those  ordinary in the conduct of its business;

     F. Europe Fund is a Massachusetts  business trust duly  organized,  validly
existing  and  in  good  standing  under  the  laws  of  the   Commonwealth   of
Massachusetts;   and  has  all   necessary   and  material   Federal  and  state
authorizations  to own all of its  assets  and to carry on its  business  as now being conducted;  and Europe Fund that is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

     G. All Federal and other tax returns and reports of Europe Fund required by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been made for the  payment  thereof  and to the best of the  knowledge  of Europe Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

     H.  Europe  Fund has  elected  that  Europe  Fund be treated as a regulated investment company and, for each fiscal year of its operations,  Europe Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a  regulated  investment  company  and  Europe  Fund  intends  to  meet  such requirements with respect to its current taxable year.

13.      Global Fund hereby represents and warrants that:

     A. The audited financial statements of Global Fund as of September 30, 2002 and unaudited financial  statements as of March 31, 2003 heretofore furnished to
Europe Fund, present fairly the financial position,  results of operations,  and changes  in net  assets of Global  Fund,  as of that date,  in  conformity  with generally accepted accounting  principles applied on a basis consistent with the preceding  year; and that from March 31, 2003 through the date hereof there have not been,  and through the Closing Date there will not be, any material  adverse changes  in the  business  or  financial  condition  of  Global  Fund,  it being understood that a decrease in the size of Global Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

     B. The Prospectus, as amended and supplemented,  contained in Global Fund's
Registration  Statement  under  the 1933 Act,  is true,  correct  and  complete, conforms  to the  requirements  of the 1933 Act and does not  contain any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements  therein not misleading.  The
Registration  Statement,  as  amended,  was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading;

     C. Except for this Agreement,  there is no material contingent liability of
Global Fund and no material claim and no material legal, administrative or other proceedings  pending or, to the  knowledge  of Global Fund,  threatened  against
Global Fund, not reflected in such Prospectus;

     D. There are no material  contracts  outstanding  to which Global Fund is a party other than those ordinary in the conduct of its business;

     E. Global Fund is a business trust duly organized,  validly existing and in good standing under the laws of the Commonwealth of  Massachusetts;  Global Fund has all necessary and material Federal and state  authorizations  to own all its properties and assets and to carry on its business as now being  conducted;  the
Class A, Class B,  Class C,  Class N and Class Y shares of Global  Fund which it issues to Europe Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable,  except as set forth under "Shareholder &
Trustee  Liability" in Global Fund's Statement of Additional  Information,  will conform to the  description  thereof  contained  in Global  Fund's  Registration
Statement and will be duly registered under the 1933 Act and in the states where registration is required;  and Global Fund is duly registered  under the Act and such  registration  has not been revoked or  rescinded  and is in full force and effect;

     F. All federal and other tax returns and reports of Global Fund required by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been made for the payment  thereof and to the best of the  knowledge of Global  Fund,  no such return is currently under audit and no assessment has been asserted with respect to such  returns and to the extent such tax returns  with respect to the taxable year of Global Fund ended  September 30, 2002 have not been filed,  such returns will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

     G. Global Fund has elected to be treated as a regulated  investment company and,  for  each  fiscal  year  of  its  operations,  Global  Fund  has  met  the requirements  of Subchapter M of the Code for  qualification  and treatment as a regulated  investment  company and Global Fund intends to meet such requirements with respect to its current taxable year;

     H. Global Fund has no plan or intention (i) to dispose of any of the assets transferred by Europe Fund,  other than in the ordinary  course of business,  or
(ii) to redeem or  reacquire  any of the Class A,  Class B, Class C, Class N and
Class Y shares issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

     I. After  consummation of the  transactions  contemplated by the Agreement,
Global Fund intends to operate its business in a substantially unchanged manner.

          14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to the  Agreement or the  transactions contemplated  hereby.  Each party also represents and warrants to the other that the  information  concerning it in the Proxy  Statement and Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present
     the  information  shown  fairly  in  accordance  with  generally   accepted
     accounting  principles  applied on a basis  consistent  with the  preceding year.  Each  party  also  represents  and  warrants  to the other  that the
     Agreement is valid,  binding and  enforceable in accordance  with its terms and that the execution,  delivery and performance of the Agreement will not result in any  violation of, or be in conflict  with,  any provision of any charter, by-laws, contract,  agreement,  judgment, decree or order to which it is subject or to which it is a party.  Global Fund hereby  represents to and  covenants  with  Europe  Fund  that,  if  the  reorganization  becomes effective,  Global  Fund will treat  each  shareholder  of Europe  Fund who received any of Global Fund's shares as a result of the  reorganization  as having made the minimum initial  purchase of shares of Global Fund received by such  shareholder  for the purpose of making  additional  investments in shares of Global Fund, regardless of the value of the shares of Global Fund received.

          15.  Global Fund agrees that it will  prepare and file a  Registration
     Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy  statement and prospectus  contemplated by Rule 145 under the
     1933 Act. The final form of such proxy statement and prospectus is referred to in the  Agreement as the "Proxy  Statement and  Prospectus."  Each party agrees  that it will  use  its  best  efforts  to  have  such  Registration
     Statement  declared  effective  and to supply such  information  concerning itself  for  inclusion  in the Proxy  Statement  and  Prospectus  as may be
     necessary or desirable in this connection. Europe Fund covenants and agrees
     to  liquidate  and  dissolve  under  the  laws  of  the   Commonwealth   of
     Massachusetts,  following  the Closing,  and,  upon  Closing,  to cause the cancellation of its outstanding shares.

          16. The  obligations  of the parties  shall be subject to the right of either  party to abandon and  terminate  the  Agreement  for any reason and there shall be no liability  for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement without reasonable cause, the party so  terminating  shall,  upon demand,  reimburse the party not so terminating for all expenses,  including reasonable  out-of-pocket expenses and fees incurred in connection with this Agreement.

          17. The  Agreement  may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken together shall constitute one  Agreement.  The rights and  obligations  of each party pursuant to the
     Agreement shall not be assignable.

          18. All prior or contemporaneous  agreements and  representations  are merged into the Agreement,  which  constitutes the entire contract  between the parties  hereto.  No amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

          19. Global Fund  understands that the obligations of Europe Fund under the  Agreement  are not binding upon any Trustee or  shareholder  of Europe
     Fund  personally,  but bind only  Europe Fund and Europe  Fund's  property.
     Global  Fund  represents  that  it  has  notice  of the  provisions  of the
     Declaration  of Trust of Europe Fund  disclaiming  shareholder  and trustee liability for acts or obligations of Europe Fund.

          20. Europe Fund  understands that the obligations of Global Fund under the  Agreement  are not binding upon any trustee or  shareholder  of Global
     Fund  personally,  but bind only  Global Fund and Global  Fund's  property.
     Europe  Fund  represents  that  it  has  notice  of the  provisions  of the
     Declaration  of Trust of Global Fund  disclaiming  shareholder  and trustee liability for acts or obligations of Global Fund.

          IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                                OPPENHEIMER EUROPE FUND

                                                By:/s/ Robert G. Zack
                                                    ------------------
                                                   Robert G. Zack
                                                    Secretary

                                                  OPPENHEIMER GLOBAL FUND

                                                By: /s/ Robert G. Zack
                                                    ------------------
                                                    Robert G. Zack
                                                    Secretary

                                               EXHIBIT B

                                              PRINCIPAL SHAREHOLDERS

     A. Major Shareholders of Europe Fund. As of July 29, 2003, the only persons who owned of record,  or who were known by Europe Fund to own  beneficially
     5% or more of any  class  of that  Fund's  outstanding  shares,  and  their holdings of that class as of that date, were the following:

     Merrill  Lynch Pierce  Fenner & Smith,  Inc.,  4800 Deer Lake Dr. E, Fl. 3,
     Jacksonville, FL 32246-6484, which owned 141,037.929 Class A shares (12.90%
     of the Class A shares then outstanding), for the benefit of its customers.

     Charles Schwab & Co. Inc.,  Attn:  Mutual Funds,  101  Montgomery  St., San
     Francisco,  CA 94104-4122,  which owned 60,027.607 Class A shares (5.49% of the Class A shares then outstanding), for the benefit of its customers.

     RPSS  TR  ROLLOVER  IRA FBO  Paul  E.  Kirschner,  1608  Viewcrest  Circle,
     Burnsville,  Minnesota  55306-5387,  which owned  1,626.684  Class N shares
     (13.85% of the Class N shares then outstanding).

     RPSS TR ROLLOVER IRA FBO Faye L. Phillips,  1801 Vista Del Oro,  Fullerton,
     California  92831-1331,  which owned 1,133.341 Class N shares (9.65% of the
     Class N shares then outstanding).

     RPSS TR SEP IRA Tip Top  Electric,  FBO Cynthia J.  Lewis,  227 Lake Simond
     Rd.,  Tupper Lake,  NY  12986-9728,  which owned  1,060.798  Class N shares
     (9.03% of the Class N shares then outstanding).

     RPSS TR ROLLOVER IRA FBO David E. Owens, 338 Baldwin St., Grand Prairie, TX
     75052-3308,  which  owned  1,030.390  Class N shares  (8.77% of the Class N shares then outstanding).

     RPSS TR  ROLLOVER  IRA FBO Francis P.  Burns,  119 W. Hobbit Glen Dr.,  The
     Woodlands, TX 77384-3858,  which owned 892.249 Class N shares (7.60% of the
     Class N shares then outstanding).

     RPSS TR IRA, Lakeside  Veterinary Clinic,  FBO Cecillia  Scranton,  18 Lake
     Simond Rd., Tupper Lake, NY 12986-9702,  which owned 846.853 Class N shares
     (7.21% of the Class N shares then outstanding).

     IBT & Co Cust. OppenheimerFunds Cap. Accum. Plan, 200 Clarendon St., Fl. 6,
     Boston, MA 02116-5021, which owned 14,178.348 Class Y shares (99.29% of the
     Class Y shares then outstanding).

     B. Major Shareholders of Global Fund. As of July 29, 2003, the only persons who owned of record or who were known by Global Fund to own beneficially 5%
     or more of any class of that Fund's outstanding  shares, and their holdings of that class as of that date, were the following:

     Nationwide Ins. Co., P.O. Box 182029, Columbus, OH 43218-2029,  which owned
     7,971,553.66 Class A shares (6.06% of the Class A shares then outstanding), for the benefit of its 401(k) qualified plans, plus  1,755,160.254  Class A shares  (1.59% of the Class A shares then  outstanding)  for the benefit of its customers.

     Charles  Schwab  &  Co.,  Inc.,  101  Montgomery  St.,  San  Francisco,  CA
     94104-4122,  which owned 6,705,434.823 Class A shares (5.10% of the Class A shares then  outstanding),  and  394,362.640  Class Y shares  (7.04% of the
     Class Y shares then outstanding), for the benefit of its customers.

     Merrill  Lynch Pierce  Fenner & Smith,  Inc.,  4800 Deer Lake Dr. E, Fl. 3,
     Jacksonville,  FL  32246-6484,  which  owned  1,443,351.700  Class C shares
     (10.16% of the Class C shares  then  outstanding),  for the  benefit of its customers.

     Citigroup  Global  Markets  Inc.,  333  West  34th  Street,  New  York,  NY
     10001-2483,  which owned  917,882.078  Class C shares (6.46% of the Class C shares then outstanding), for the benefit of its customers.

     Massachusetts  Mutual Life Insurance Co., 1295 State St.,  Springfield,  MA
     01111-0001, which owned 4,495,236.857 Class Y shares (80.33% of the Class Y shares then outstanding), for the benefit of its customers.

               Appendix to Combined Prospectus of Oppenheimer Global Fund
                      and Proxy Statement of Oppenheimer Europe Fund

     Graphic   material   included   under  the  heading  "How  have  the  Funds
     performed?":

     A bar  chart  will be  included  in the  Prospectus  and  Proxy  Statement, depicting the annual total return of a  hypothetical  investment in Class A shares of Europe Fund for each  calendar  year since the Fund's  inception, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart.

Calendar Year Ended           Annual Total Returns: Europe Fund Class A shares
-------------------          ------------------------------------------------

12/31/00                                    -23.76%
12/31/01                                    -25.87%
12/31/02                                    -23.98%

          A bar chart will be included in the  Prospectus  and Proxy  Statement, depicting the annual total returns of a hypothetical  investment in Class A shares  of  Global  Fund for each of the ten most  recent  calendar  years, without  deducting  sales  charges.  Set forth below are the relevant  data points that will appear on the bar chart.

Calendar Year Ended           Annual Total Returns: Global Fund Class A shares
-------------------            ------------------------------------------------

12/31/93                                     42.63%
12/31/94                                     -3.11%
12/31/95                                     16.59%
12/31/96                                     17.52%
12/31/97                                     21.82%
12/31/98                                     12.71%
12/31/99                                     58.48%
12/31/00                                      4.06%
12/31/01                                    -11.80%
12/31/02                                    -22.45%

                                        PROXY CARD OPPENHEIMER EUROPE FUND
                                                    PROXY CARD

                    PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 10, 2003

The undersigned,  revoking prior proxies,  hereby appoints Brian Wixted,  Connie
Bechtolt, Philip Vottiero, Kathleen Ives and Philip Masterson, and each of them, as  attorneys-in-fact  and  proxies  of the  undersigned,  with  full  power  of substitution,  to vote shares held in the name of the  undersigned on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Europe Fund (the
"Fund") to be held at 6803 South Tucson Way,  Centennial,  Colorado,  80112,  on
October 10, 2003, at 1:00 p.m.  Mountain  time, or at any  adjournment  thereof, upon the proposal described in the Notice of Meeting and accompanying Prospectus and Proxy Statement, which have been received by the undersigned.

This proxy is  solicited  on behalf of the  Fund's  Board of  Trustees,  and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of  Trustees.  When  properly  executed,  this  proxy will be voted as indicated on the reverse  side or "FOR" the proposal if no choice is  indicated.
The proxy will be voted in accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

VOTE VIA THE
TELEPHONE:
1-866-241-6192
CONTROL NUMBER:  999 9999  9999  999

Note:  Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

                                         Signature

                                    Signature of joint owner, if any

                                     Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN
THE ENCLOSED ENVELOPE

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

1. To approve an Agreement and Plan of Reorganization between Oppenheimer Global
Fund  ("Global  Fund"),  and  Oppenheimer  Europe Fund  ("Europe  Fund") and the
transactions contemplated thereby,  including: (a) the transfer of substantially all the assets of Europe Fund to Global  Fund in exchange  for Class A, Class B,
Class C, Class N and Class Y shares of Global Fund, (b) the distribution of such shares of Global  Fund to the  corresponding  Class A, Class B, Class C, Class N and Class Y shareholders  of Europe Fund in complete  liquidation of Europe Fund and (c) the cancellation of the outstanding shares of Europe Fund.

FOR               AGAINST     ABSTAIN

   [  ]          [  ]          [  ]   1.

     Telephone Voting Instructions

                                  1.800.597.7836

Vote your OppenheimerFunds proxy over the phone

Voting your proxy is important.  And now OppenheimerFunds has made it easy.
Vote  at  your  convenience,  24  hours  a day,  and  save  postage  costs, ultimately  reducing  fund  expenses.  Read your Proxy Card  carefully.  To exercise your proxy, just follow these simple steps:

1.       Call the toll free number: 1.800.597.7836.

2.       Enter the 14-digit Control Number, located on your Proxy Card.

3.       Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

(OppenheimerFunds, Inc. logo)

                                        STATEMENT OF ADDITIONAL INFORMATION
                                         TO PROSPECTUS AND PROXY STATEMENT

                                                      PART B

                                           Acquisition of the Assets of
                                              OPPENHEIMER EUROPE FUND

                                         By and in exchange for Shares of
                                              OPPENHEIMER GLOBAL FUND

          This Statement of Additional  Information to this Prospectus and Proxy
     Statement  (the "SAI")  relates  specifically  to the proposed  delivery of substantially all of the assets of Oppenheimer  Europe Fund ("Europe Fund")
     for shares of Oppenheimer Global Fund ("Global Fund").

          This SAI consists of this Cover Page and the following documents:  (i)
     the Prospectus of Europe Fund dated October 23, 2002, as supplemented  July
     1, 2003; (ii) the Statement of Additional  Information of Europe Fund dated
     October 23, 2002, as supplemented  January 13, 2003,  which include audited financial  statements  of Europe Fund for the 12-month  period ended August
     31,  2002;  (iii)  unaudited  financial  statements  of Europe Fund for the
     6-month  period ended  February 28, 2003;  (iv) the Statement of Additional
     Information of Global Fund dated November 22, 2002, as  supplemented  March
     31, 2003, which include audited financial statements of Global Fund for the
     12-month  period ended  September  30, 2002;  and (v)  unaudited  financial statements of Global Fund for the 6-month period ended March 31, 2003.

          This SAI is not a Prospectus;  you should read this SAI in conjunction with the Prospectus and Proxy Statement  dated August 8, 2003,  relating to the above-referenced  transaction. You can request a copy of the Prospectus
     and   Proxy   Statement   by   calling   1.800.708.7780   or   by   writing
     OppenheimerFunds  Services at P.O. Box 5270,  Denver,  Colorado 80217.  The
     date of this SAI is August 8, 2003.

                                          OPPENHEIMER EUROPE FUND
                                  Supplement dated July 1, 2003 to the
                                     Prospectus dated October 23, 2002

The Prospectus supplemebt dated April 22, 2003 is deleted and replaced with the following:

1. The  paragraph  titled  "Portfolio  Manager" on page 12 of the  prospectus is deleted in its entirety and replaced with the following:

     Portfolio  Manager.  Effective  April 1,  2003,  Dominic  Freud is the
     Portfolio  Manager of  Oppenheimer  Europe Fund.  Mr. Freud was  previously responsible  for  European  investments  at SLS  Capital  in New York  from
     January 2002 to February  2003;  and prior thereto was head of the European equities  desk and  managing  director at SG Cowen from May 1994 to January
     2002.

2. The following  paragraphs are added to the end of the section  captioned "How the Fund is Managed" on Page 12:

     At a recent meeting, the Board of Trustees of the Fund determined that it is in the  best  interest  of the  Fund's  shareholders  that  the  Fund reorganize with and into Oppenheimer Global Fund ("Global Fund"). The Board unanimously  approved an agreement and plan of reorganization to be entered into between these funds (the  "reorganization  plan") and the transactions contemplated thereby (the  "reorganization").  The Board further determined that the reorganization  should be submitted to the Fund's shareholders for approval,  and recommended that  shareholders  approve the  reorganization.
     Shareholders  of record as of a date to be  determined by the Board will be entitled to vote on the reorganization and will receive the proxy statement describing the  reorganization.  The  anticipated  date for the shareholder meeting is on or about  October 10, 2003, with the  reorganization  to be effected shortly thereafter.

3.  Subject  to  approval  by the  Fund's  shareholders,  concurrently  with the
reorganization  of  Oppenheimer   Europe  Fund  into  Oppenheimer  Global  Fund,
Oppenheimer Europe Fund will no longer exist.

July 1, 2003                                                      PS0261.017

Oppenheimer
Europe Fund

Prospectus dated October 23, 2002

Oppenheimer  Europe Fund is a mutual fund that seeks capital  appreciation.  The
Fund invests  primarily in common stocks of European  issuers.  This  Prospectus contains  important  information  about the  Fund's  objective,  its  investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features.  Please read this
Prospectus  carefully  before you invest and keep it for future  reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

(OppenheimerFunds logo)

CONTENTS

                             ABOUT THE FUND

                             The Fund's Investment Objective and Strategies
                             Main Risks of Investing in the Fund
                             The Fund's Past Performance
                             Fees and Expenses of the Fund
                             About the Fund's Investments
                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares
                             Class N Shares
                             Class Y Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Website
                             Retirement Plans

                             How to Sell Shares
                             By Mail
                             By Telephone

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends, Capital Gains and Taxes
                             Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of European companies.  The Fund currently invests mainly in common stocks of companies in developed European markets, such as France, Germany, England, the Netherlands and Italy. The Fund can also invest in emerging European markets, such as Hungary, Poland and the Czech Republic.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio managers use a "bottom up" approach to seek stocks of European companies they believe have high growth potential.  They mainly rely on fundamental analysis of a company's financial statements, management structure, operations and product development, and consider factors affecting the industry of which the issuer is part. While the selection criteria employed can change over time, they currently look for companies with:

o        management that has a proven record,
o        relatively stable or established businesses in established markets, that are entering into a growth cycle, and
o        strong earnings growth, above-average yield, and below-average market valuation.

         In applying these and other selection criteria, the portfolio managers consider the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.  The portfolio managers do not invest a fixed amount of the Fund's assets using these themes, which can change over time.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking capital growth in their investment over the long term and who want to focus their strategy on European stocks. Those investors should be willing to assume the risks of share price fluctuations that are typical for an aggressive fund focusing on stock investments and the additional risks that arise from investing in foreign securities.
Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds,
Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in stocks of
European companies the value of the Fund's portfolio will be affected by changes in the particular European stock markets in which it invests. Market risk will affect the
Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or its industry. The Fund invests in securities of large companies. It can also buy stocks of small- and medium-capitalization companies, which may have more volatile stock prices than large companies.

RISKS OF FOREIGN INVESTING. The Fund can invest up to 100% of its assets in foreign securities, and normally seeks to be as fully invested in European securities as possible, under normal market conditions. There are special risks in investing in foreign securities. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements as U.S. companies. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors.

Special Risks of Emerging Markets. The Fund currently does not intend to invest more than 5% of its total assets in any one emerging market country. It will not invest more than 20% of its total assets in emerging market countries, including Eastern European countries (such as Russia and Poland). In general, emerging markets may offer special investment opportunities because their securities markets, industries, capital structure and consumer consumption are growing rapidly, but investments in these countries involve special risks not present in developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets may offer less liquidity making it more difficult to sell securities at an acceptable price, and their prices may be more volatile than securities of companies in more developed markets. They may have less established legal and accounting systems and a more burdensome governmental regulatory structure.

Risks of Geographic Focus. Under normal market conditions the Fund expects that its portfolio will be diversified geographically, in securities in at least five
         European countries. However after reviewing economic, political and other factors in the various European markets, the Manager might invest a significant portion of the Fund's assets in a particular country. This would subject the Fund to greater risks from political and economic events affecting that country and the Fund might experience greater volatility in its share prices than a fund that is more broadly diversified geographically.

HOW RISKY IS THE FUND OVERALL?  In the short term, the stock markets can be volatile, particularly in emerging markets, and the Fund's share prices can go up and down significantly. The Fund's investment focus on European foreign securities subjects it to additional risks associated with investing in one geographic region outside the
U.S. In the OppenheimerFunds spectrum, the Fund is subject to more risks than funds that emphasize domestic large-capitalization stocks, or funds that focus on both stocks and bonds.

         The risks described above collectively form the overall risk profile of the
Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

----------------------------------------------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
----------------------------------------------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local
taxes.  The after-tax returns for the other classes of shares will vary.    In certain
cases, the figure representing "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                      Annual Total Return (Class A) (as of 12/31)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 9/30/02 the cumulative return (not annualized) for
Class A shares before taxes was -28.98%.
Sales charges are not included in the calculation of return in this bar chart, and if those charges were included, the return may be less than that shown.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 10.20% (4thQ'01) and the lowest return (not annualized) before taxes for a calendar quarter was -16.25% (3rdQ'01).

--------------------------------------------- ------------------------- -------------------------
Average Annual Total Returns                           1 Year                   5 Years
                                                                         (or life of class, if
for the periods ended December 31, 2001                                          less)
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class A Shares (inception 3/1/99)
  Return Before Taxes                                 -30.13%                   -13.97%
  Return After Taxes on Distributions                 -30.13%                   -14.56%
  Return  After Taxes on  Distributions  and          -18.35%                   -11.01%
  Sale of Fund Shares
--------------------------------------------- ------------------------- -------------------------
MSCI All Country Europe Index (reflects no            -19.49%                   -4.15%1
deduction for fees, expenses or taxes)
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class B Shares (inception 3/1/99)                     -30.13%                   -13.74%
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class C Shares (inception 3/1/99)                     -27.13%                   -12.76%
--------------------------------------------- ------------------------- -------------------------
Class N Shares (inception 3/1/01)                     -20.90%2                    N/A
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class Y Shares (inception 3/1/99)                     -25.50%                   -11.82%
--------------------------------------------- ------------------------- -------------------------
1.       From 2/28/99.
2.       Cumulative Return.
The Fund's average annual total returns include the applicable sales charge: for Class
A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 3% (life of class); for Class C, the 1%
contingent deferred sales charge for the 1-year period; and for Class N, the 1% CDSC for the 18-month period. There is no sales charge for Class Y shares.  The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.
The performance of the Fund's Class A shares is compared to the MSCI All Country
Europe Index, an unmanaged index of foreign stocks representing developed and emerging
European countries.  The index performance includes reinvestment of income but does not reflect transaction costs. The Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

         The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

  -------------------------------- --------------- --------------- -------------- ---------------- ----------------
                                   Class A Shares  Class B Shares     Class C     Class N Shares   Class Y Shares
                                                                      Shares
                                   --------------- --------------- -------------- ----------------
  --------------------------------                                                                 ----------------
  Maximum Sales Charge (Load) on
  purchases                            5.75%            None           None            None             None
  (as % of offering price)
  -------------------------------- --------------- --------------- -------------- ----------------
                                   --------------- --------------- -------------- ---------------- ----------------
  Maximum Deferred Sales Charge
  (Load) (as % of the lower of
  the original offering price or       None1            5%2             1%3             1%4             None
  redemption proceeds)
  --------------------------------                                                                 ----------------
                                   --------------- --------------- -------------- ----------------
  Redemption Fee (as a
  percentage of total redemption       2.00%           2.00%           2.00%           2.00%            2.00%
  proceeds)5
  -------------------------------- --------------- --------------- -------------- ---------------- ----------------
1.       A contingent deferred sales charge may apply to redemptions of investments of
          $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after  purchase.  The contingent  deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.       Applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
          See "How to Sell Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                 Class A         Class B          Class C           Class N          Class Y
                                 Shares          Shares           Shares            Shares           Shares
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Management Fees                  0.80%           0.80%            0.80%             0.80%            0.80%
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Distribution and/or
Service (12b-1) Fees             0.24%           1.00%            1.00%             0.50%            None
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Other Expenses                   1.34%           1.35%            1.33%             1.35%            18.28%
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Total Annual                     2.38%           3.15%            3.13%             2.65%            19.08%
Operating Expenses

The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25% of average daily net assets per fiscal year for the Class Y shares and 0.35% of average net assets per fiscal year for all other classes.  That undertaking is effective October 1, 2001 (for
Class Y only, January 1, 2001), is pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" as percentages of average daily net assets were
1.09% for Class A shares, 1.10% for Class B shares, 1.08% for Class C shares, 1.10%
for Class N shares and 0.76% for Class Y shares.  Effective November 1, 2002, the transfer agent will limit its fees to 0.35% of average daily net assets per fiscal year for Class Y shares.  "Total Annual Operating Expenses" as percentages of daily net assets after taking into account the management fee waiver and the transfer agent fee waiver were 2.10% for Class A, 2.87% for Class B, 2.85% for Class C, 2.37% for
Class N and 1.53% for Class Y.

Examples. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

  If shares are redeemed:          1 Year                3 Years              5 Years             10 Years
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class A Shares                   $802                  $1,275               $1,772              $3,135
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class B Shares                   $818                  $1,272               $1,849              $3,118(1)
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class C Shares                   $416                  $   966              $1,640              $3,439
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class N Shares                   $368                  $   823              $1,405              $2,983
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class Y Shares                   $1,774                $4,607               $6,699              $9,835

  If shares are not redeemed:      1 Year                3 Years              5 Years             10 Years(1)
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class A Shares                   $802                  $1,275               $1,772              $3,135
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class B Shares                   $318                  $   972              $1,649              $3,118(1)
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class C Shares                   $316                  $   966              $1,640              $3,439
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class N Shares                   $268                  $   823              $1,405              $2,983
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class Y Shares                   $1,774                $4,607               $6,699              $9,835

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class
B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce market and industry risks through a disciplined stock selection strategy. By using this investment strategy, the Fund expects to hold a portfolio of securities that is diversified across different countries, industries and companies. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of its assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities, market conditions and in response to other economic events.

INVESTING IN EUROPE. The Fund intends to invest mainly in stocks of companies in
European countries with developed markets, such as France, Germany, England, the
Netherlands and Italy, among others. The Fund also invests in stocks of issuers of countries in Europe that have emerging markets such as Poland, Hungary and the Czech
Republic.

     European Stocks and other Equity Securities. Normally, the Fund does not expect to hold stocks of non-European companies. However, in some cases the Fund may continue to hold stock of a company that was considered to be "European" when the Fund bought it, but is no longer considered to be "European" because of a change in ownership or other event. The Fund considers an issuer to be "European" if:
     o   it is organized under the laws of a European country and has a principal office in a European country;
     o   it derives at least 50% of its total revenues from business in Europe; or
     o   its securities are traded principally on a stock exchange in Europe or in a
         European over-the-counter market.

Portfolio Turnover.  A change in the securities held by the Fund is known as
"portfolio turnover."  The Fund may engage in short-term trading to try to achieve its objective.  It might have a turnover rate in excess of 100% annually.  Portfolio turnover increases brokerage costs the Fund pays.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during past fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees
can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy.
Other investment restrictions that are fundamental policies are listed in the
Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risk.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of derivative investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, forward contracts and other hedging instruments are examples of derivatives the Fund might use.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, might not perform the way the Manager expects it to. As a result, the
         Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. Certain derivatives held by the Fund may be illiquid.

     o   Hedging. The Fund can buy and sell futures contracts, forward contracts and put and call options. These are all referred to as "hedging instruments."  The
         Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal and does not use them currently to a significant degree.
         Forward contracts could be used to try to manage foreign currency risks on the
         Fund's foreign investments. Foreign currency options might be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

         There are special risks in using hedging strategies. Options trading involves the payment of premiums and has special tax effects on the Fund. If the
         Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.  Generally, they would be high-quality, short-term money market instruments such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits
         or repurchase agreements.    The Fund could also hold these types of
         securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the
Manager's responsibilities. The investment advisory agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its affiliates managed assets of more than $120 billion as of September 30, 2002, including other Oppenheimer funds, with more than 7 million shareholder accounts.  The
Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Management. The Fund is managed by a portfolio management team comprised of investment professionals selected from the Manager's global team in its equity portfolio department. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Randall Dishmon, an
         Assistant Vice President of the Manager who joined the Manager in June 2001, coordinates decisions by that team. Certain members of the Fund's portfolio management team have portfolio management responsibilities for other
         Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.80%
         of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. The Fund's management fee for its fiscal year ended August 31, 2002 was 0.80% of the average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account
       Application and return it with a check payable to "OppenheimerFunds Distributor,
       Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
   o   Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire, and to receive further instructions.
   o   Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay
       for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
   o   Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the
       Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of
$1,000 and make additional investments at any time with as little as $25 (effective
November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.

   o   With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25.
o        The minimum additional investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
       Under retirement plans, such as IRAs, pension and profit-sharing plans and
       401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25.
o        To establish any type of IRA account on or after November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after November 1, 2002 is $50.
   o   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of
       Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset values of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The
       Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

       The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

       If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The
       New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the
       Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.  When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for the regular accounts or certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
       below.
----------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?"
       below.
----------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?"
       below.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?"
       below.
----------------------------------------------------------------------------------------
Class Y Shares.  Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.  Some factors to consider are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

       The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.  The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than
       $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

       However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

       And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o   Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

       Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional
       Information.  Share certificates are only available for Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the
       Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

       The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

------------------------------------------------ --------------------- ------------------------ --------------------
                                                   Front-End Sales         Front-End Sales
                                                     Charge As a             Charge As a           Concession As
                                                    Percentage of         Percentage of Net        Percentage of
Amount of Purchase                                  Offering Price         Amount Invested        Offering Price
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
Less than $25,000                                       5.75%                   6.10%                  4.75%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$25,000 or more but less than $50,000                   5.50%                   5.82%                  4.75%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$50,000 or more but less than $100,000                  4.75%                   4.99%                  4.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$100,000 or more but less than $250,000                 3.75%                   3.90%                  3.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$250,000 or more but less than $500,000                 2.50%                   2.56%                  2.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$500,000 or more but less than $1 million               2.00%                   2.04%                  1.60%
------------------------------------------------ --------------------- ------------------------ --------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a
         Letter of Intent, as described in "Reduced Sales Charges" in the Statement of
         Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March
         1, 2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases, plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge")
         may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption
                  (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the
         Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

       The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                                            Contingent Deferred Sales Charge on
  Years Since Beginning of Month in Which                   Redemptions in That Year
  Purchase Order was Accepted                               (As % of Amount Subject to Charge)
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  0 - 1                                                     5.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  1 - 2                                                     4.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  2 - 3                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  3 - 4                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  4 - 5                                                     2.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  5 - 6                                                     1.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  More than 6                                               None

   In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class
       A shares 72 months after you purchase them. This conversion feature relieves
       Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.
       For further information on the conversion feature and its tax implications, see
       "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of
Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o        The group  retirement  plan is terminated or Class N shares of all  Oppenheimer funds are  terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of Class N shares of any Oppenheimer fund, or

o        With  respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months  of  the  plan's  first  purchase  of  Class  N  shares  of any
                  Oppenheimer fund.

         Retirement  plans  that  offer  Class  N  shares  may  impose  charges  on plan participant accounts.  The procedures for buying,  selling,  exchanging and transferring the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado)  and the special  account  features applicable to purchasers  of those other classes of shares  described  elsewhere in this prospectus  do not  apply to Class N shares  offered  through a group  retirement  plan.
Instructions  for buying,  selling,  exchanging or  transferring  Class N shares offered
through  a  group   retirement  plan  must  be  submitted  by  the  plan,  not  by  plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.  They may include insurance companies, registered investment companies and employee benefit plans.  Individual investors cannot buy Class Y shares directly.

       An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the
Fund.  With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
service fee to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has
       adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class
       C and Class N shares and servicing accounts.  Under the plans, the Fund pays the
       Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

       The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

       The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.
       The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

       The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.
       Including the advance of the service fee, the total amount paid by the
       Distributor to the dealer at the time of sale of Class B shares is therefore
       4.0% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

       The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.
       Including the advance of the service fee, the total amount paid by the
       Distributor to the dealer at the time of sale of Class C shares is therefore
       1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

       The Distributor  currently pays a sales concession of 0.75% of the purchase price of  Class N  shares  to  dealers  from  its own  resources  at the  time of sale.
       Including  the  advance  of  the  service  fee,  the  total  amount  paid  by the
       Distributor  to the  dealer  at the time of sale of Class N shares  is  therefore
       1.0% of the  purchase  price.  The  Distributor  retains  the  asset-based  sales charge  on Class N  shares.  See the  Statement  of  Additional  Information  for
       exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution.  It must be an Automated
Clearing House (ACH) member.  AccountLink lets you:
   o   transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
   o   have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
       You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

       AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish
AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number,
1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
       OppenheimerFunds account you have already established by calling the special
       PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
       PhoneLink number and the Fund will send the proceeds directly to your
       AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call
1.800.225.5677 for information about which transactions may be handled this way.
Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional
Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE
       IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
The redemption fee is paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.  The redemption fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund acquired by exchange, the holding period prior to the exchange is not considered in determining whether to apply the redemption fee.

The redemption fee is not imposed on shares: held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal
Revenue Code, Section 403(b)(7) custodial plan accounts, or plans administered as college savings programs under Section 529 of the Internal Revenue Code, redeemed under automatic withdrawal plans or pursuant to automatic re-balancing in
OppenheimerFunds Portfolio Builder accounts, redeemed due to death or disability of the shareholder, or redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the Distributor for this purpose.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o   You wish to redeem more than $100,000 and receive a check
   o   The redemption check is not payable to all shareholders listed on the account statement
   o   The redemption check is not sent to the address of record on your account statement
   o   Shares are being transferred to a Fund account with a different owner or name
   o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

        If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an
       OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes:
   o   Your name
   o   The Fund's name
   o   Your Fund account number (from your account statement)
   o   The dollar amount or number of shares to be redeemed
   o   Any special payment instructions
   o   Any share certificates for the shares you are selling
   o   The signatures of all registered owners exactly as the account is registered, and
   o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
o        To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
       AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED  SALES  CHARGES  AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A, Class B, Class C or Class N contingent  deferred  sales charge and redeem  any of those  shares  during  the  applicable  holding  period  for the class of shares,  the  contingent  deferred  sales  charge will be deducted  from the  redemption proceeds  (unless  you are  eligible  for a waiver  of that  sales  charge  based on the categories  listed in Appendix B to the  Statement  of  Additional  Information  and you
advise  the  Transfer  Agent of your  eligibility  for the  waiver  when you place  your redemption request).

       A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:
o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix B to the
              Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.  shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the
Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:

   o   Shares of the fund selected for exchange must be available for sale in your state of residence.
   o   The prospectuses of both funds must offer the exchange privilege.
   o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

       You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.225.5677, or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:

   o   Shares are normally  redeemed from one fund and purchased  from the other fund in the exchange  transaction on the same regular  business day on which the Transfer
       Agent  receives an exchange  request  that  conforms  to the  policies  described above.  It must be received by the close of The New York Stock Exchange that day, which is  normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the purchase of shares of the fund you are  exchanging  into up to seven days if it determines it would be disadvantaged by a same day exchange.

   o   The interests of the Fund's long-term  shareholders and its ability to manage its investments may be adversely  affected when its shares are repeatedly  bought and sold in  response  to  short-term  market  fluctuations--also  known  as  "market timing."  When large dollar  amounts are involved,  the Fund may have  difficulty implementing long-term investment strategies,  because it cannot predict how much cash it will  have to  invest.  Market  timing  also may  force  the Fund to sell portfolio  securities at disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These factors may hurt the Fund's  performance  and its  shareholders.  When the  Manager  believes  frequent  trading  would  have a disruptive  effect on the Fund's ability to manage its  investments,  the Manager and the  Fund may  reject  purchase  orders  and  exchanges  into the Fund by any person, group or account that the Manager believes to be a market timer.

   o   The Fund may amend,  suspend or terminate the exchange privilege at any time. The
       Fund will provide you notice  whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

   o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

   o   The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed
       (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" in this prospectus.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the
       Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions where reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in
       NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.
       The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the
       Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer
       Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

       If you want to receive multiple copies of these materials, you may call the
       Transfer Agent at 1.800.225.5677.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses, reports and privacy policy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis and to pay those dividends to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.
There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT ARE YOUR CHOICES FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:
Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions
       (dividends, short-term capital gains or long-term capital gains distributions)
       in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through
       AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

       Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.87          $11.28
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)             --
(.06)             .02
 Net realized and unrealized gain (loss)          (1.41)          (4.41)
1.12              .76

-------------------------------------------------------
 Total from investment operations                 (1.44)          (4.41)
1.06              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.43          $ 6.87
$11.28           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.96)%        (39.10)%
9.99%            7.80%

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $5,842          $6,630
$11,809           $4,347
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $6,847          $9,051          $
8,366           $3,473
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                     (0.42)%         (0.06)%
(0.73)%           0.54%
 Expenses                                          2.38%           1.87%
1.94%            1.61%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.10%           1.87%
1.92%            1.61%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS  Continued

 CLASS B   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.74          $11.15
$10.73           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.09)           (.06)
(.08)            (.03)
 Net realized and unrealized gain (loss)          (1.37)          (4.35)
1.04              .76

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.41)
..96              .73
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.28          $ 6.74
$11.15           $10.73

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.66)%        (39.55)%
9.09%            7.30%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $3,836          $5,129
$6,685             $851
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $5,012          $5,829
$3,954             $401
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.21)%         (0.85)%
(1.56)%          (0.87)%
 Expenses                                          3.15%           2.68%
2.77%            2.60%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.87%           2.68%
2.75%            2.60%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

 CLASS C   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.76          $11.20
$10.76           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.07)           (.04)
(.08)            (.02)
 Net realized and unrealized gain (loss)          (1.39)          (4.40)
1.06              .78

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.44)
..98              .76
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.30          $ 6.76
$11.20           $10.76

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.60)%        (39.64)%
9.26%            7.60%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $1,258          $1,422
$1,413             $133
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,389          $1,823           $
811             $ 52
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.30)%         (0.61)%
(1.56)%          (0.82)%
 Expenses                                          3.13%           2.69%
2.77%            2.57%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.85%           2.69%
2.75%            2.57%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS  Continued

 CLASS N   YEAR ENDED AUGUST 31,                            2002         2001(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 6.85         $ 8.21
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)           .01
 Net realized and unrealized loss                          (1.43)         (1.37)
                                                          ----------------------
 Total from investment operations                          (1.46)         (1.36)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --             --
 Distributions from net realized gain                         --             --
 Distributions in excess of net realized gain                 --             --
                                                          ----------------------
 Total dividends and/or distributions to shareholders         --              --
--------------------------------------------------------------------------------
 Net asset value, end of period                           $ 5.39         $ 6.85
                                                          ======================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (21.31)%      (16.57)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $56             $1
--------------------------------------------------------------------------------
 Average net assets (in thousands)                           $76             $1
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                      0.15%          0.20%
 Expenses                                                   2.65%          1.74%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and voluntary
 waiver of expenses                                         2.37%          1.74%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                     287%           285%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

 CLASS Y   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.94          $11.32
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.10)            .03
(.05)             .04
 Net realized and unrealized gain (loss)          (1.32)          (4.41)
1.15              .74

-------------------------------------------------------
 Total from investment operations                 (1.42)          (4.38)
1.10              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.52          $ 6.94
$11.32           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.46)%        (38.69)%
10.41%            7.80%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $68              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $12              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      0.46%           0.37%
(0.30)%           0.65%
 Expenses                                         19.08%         211.24%(4)
1.51%            1.52%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      1.53%           1.44%
1.49%            1.52%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

INFORMATION AND SERVICES

For More Information on Oppenheimer Europe Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------- --------------------------------------------------------------------
By Telephone:                                     Call OppenheimerFunds Services toll-free:
                                                  CALL.OPP (1.800.225.5677)
------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------
By Mail:                                          Write to:
                                                  OppenheimerFunds Services
                                                  P.O. Box 5270
                                                  Denver, Colorado 80217-5270
------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------
On the Internet:                                  You can send us a request by e-mail or read or
                                                  down-load documents on the
                                                  OppenheimerFunds website:
                                                  www.oppenheimerfunds.com
                                                  ------------------------
------------------------------------------------- --------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained
                                                -----------
after payment of a duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                       The Fund's shares are distributed by:

The Fund's SEC File No.: 811-09097              [logo] OppenheimerFunds(R)
PR0261.001.1002                                        Distributor, Inc.
Printed on recycled paper.

                               Appendix to Prospectus of
                                Oppenheimer Europe Fund

         Graphic  Material  included  in the  Prospectus  of  Oppenheimer  Europe  Fund:
"Annual Total Return (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer  Europe Fund (the
"Fund")  depicting  the annual  total  return of a  hypothetical  investment  in Class A shares  of the Fund for the  calendar  year  ended  12/31/00,  without  deducting  sales charges. Set forth below is the relevant data point that will appear on the bar chart.

Calendar                   Oppenheimer
Year                       Europe Fund
Ended                      Class A Shares
-----                      --------------

12/31/00                    -23.76%
12/31/01                   -25.87%

                                          OPPENHEIMER EUROPE FUND
                                 Supplement dated January 13, 2003 to the
                                   Statement of Additional Information
                                         Dated October 23, 2002

1. Effective  December 31, 2002, Mr. Leon Levy resigned as a Trustee of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board,  effective January
1, 2003.  Therefore,  the  Statement  of  Additional  Information  is revised by deleting the  biography  for Mr. Levy on page 24 and by adding the  following to
Mr. Yeutter's biography: "Chairman of the Board of Trustees."

2. In the Trustee  compensation  table on page 28, the title of "Chairman" after
Mr.  Levy's  name is  deleted  and the title of  "Chairman"  is added  after Mr.
Yeutter's  name.  In addition,  the  following  footnote is added  following Mr.
Levy's name and following Mr. Yeutter's name:

                 7. Effective January 1, 2003, Clayton Yeutter became
                     Chairman of the Board of Trustees of the Board
                     I Funds upon the retirement of Leon Levy.

January 13, 2003                                             261PX007

 Oppenheimer Europe Fund

6803 South Tucson Way, Englewood, Colorado  80112
1.800.525.7048

Statement of Additional Information dated October 23, 2002

          This  Statement of Additional  Information  is not a Prospectus.  This
     document  contains  additional  information  about the Fund and supplements information  in the  Prospectus  dated  October 23, 2002. It should be read together  with the  Prospectus,  which may be  obtained  by  writing to the
     Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
     Colorado  80217,  or by calling the Transfer Agent at the toll-free  number shown  above,  or by  downloading  it from  the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents
                                                                           Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

          The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of
     Additional  Information  contains  supplemental   information  about  those
     policies and risks and the types of securities  that the Fund's  investment
     Manager,  OppenheimerFunds,  Inc.,  can  select  for the  Fund.  Additional information is also provided about the strategies  that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special  investment  techniques  and  strategies at some times or not at all.

          |X| Foreign Investing.  "Foreign  securities"  include equity and debt securities of companies  organized  under the laws of countries  other than the United States and debt securities of foreign  governments.  They may be traded on  foreign  securities  exchanges  or in  foreign  over-the-counter markets. Securities of foreign issuers that are listed on a U.S. securities exchanges  or traded in U.S.  over-the-counter  markets are not  considered
     "foreign securities" for the purpose of the Fund's investment  allocations.
     That is because they are not subject to many of the special  considerations and risks,  discussed below,  that apply to foreign  securities  traded and held abroad.

          Because  the Fund  may  purchase  securities  denominated  in  foreign currencies, a change in the value of such foreign currency against the U.S.
     dollar  will  result  in a change  in the  amount  of  income  the Fund has available  for  distribution.  Because a portion of the  Fund's  investment income may be received in foreign currencies,  the Fund will be required to compute its income in U.S. dollars for  distribution to  shareholders,  and therefore the Fund will absorb the cost of currency fluctuations. After the
     Fund has distributed income,  subsequent foreign currency losses may result in the Fund's having  distributed more income in a particular fiscal period than was available from investment  income,  which could result in a return of capital to shareholders.

          Investing  in  foreign   securities  offers  potential   benefits  not
     available from  investing  solely in securities of domestic  issuers.  They include the  opportunity to invest in foreign  issuers that appear to offer growth  potential,  or in  foreign  countries  with  economic  policies  or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner  parallel  to U.S.  markets.  The Fund will  hold  foreign
     currency  only  in  connection   with  the  purchase  or  sale  of  foreign
     securities. Notwithstanding the foregoing, the Fund may invest up to 20% of its net assets in the euro for investment purposes.

          |_| Risks of Foreign Investing.  Investments in foreign securities may
     offer  special   opportunities  for  investing  but  also  present  special
     additional  risks  and   considerations   not  typically   associated  with
     investments in domestic  securities.  Some of these additional risks are: o reduction of income by foreign  taxes;

          o  fluctuation  in value of  foreign  investments  due to  changes  in currency  rates or currency  control  regulations  (for  example,  currency blockage);  o transaction  charges for currency exchange;

          o lack of public  information about foreign issuers;

          o  lack  of  uniform  accounting,  auditing  and  financial  reporting standards in foreign  countries  comparable to those applicable to domestic issuers;  o less  volume on foreign  exchanges  than on U.S.  exchanges;

          o greater volatility and less liquidity on foreign markets than in the
     U.S.;

          o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; o greater  difficulties in commencing lawsuits;

o higher  brokerage  commission  rates than in the U.S.;

o increased  risks of delays in settlement of portfolio  transactions or loss of certificates  for portfolio  securities;

o  possibilities  in some  countries of  expropriation,  confiscatory  taxation, political,  financial or social instability or adverse diplomatic  developments;
and o unfavorable differences between the U.S. economy and foreign economies.

          A number of current  significant  political  demographic  and economic developments may affect investments in foreign securities and in securities of companies with operations  overseas.  Such developments include dramatic political  changes in government and economic  policies in several  Eastern
     European countries,  Germany and the Republics comprising the former Soviet
     Union,  as well as  unification  of the European  Economic  Community.  The course  of any of one or more of  these  events  and the  effect  on  trade barriers,  competition  and  markets  for  consumer  goods and  services is uncertain. With roughly two-thirds of all outstanding equity securities now traded  outside of the United  States the Fund's global scope enables it to attempt to take  advantage of other world markets and companies and to seek to protect itself against any single economy.

          |_|  European  Stocks and Other Equity  Securities.  The Fund does not limit its  investments  in European  equity  securities to issuers having a market  capitalization  of a specified  size or range,  and  therefore  may invest in securities of small-, mid- and  large-capitalization  issuers. At times,  the Fund may focus its equity  investments  in securities of one or more capitalization  ranges, based upon the Manager's judgment of where are the best market  opportunities to seek the Fund's objective.  At times, the market  may  favor  or  disfavor  securities  of  issuers  of a  particular capitalization range, and securities of small-capitalization issuers may be subject to greater price  volatility  in general than  securities of larger companies.  Therefore,  if the  Fund  is  focusing  on or  has  substantial
     investments  in   smaller-capitalization   companies  at  times  of  market
     volatility,  the Fund's share prices may fluctuate  more than that of funds focusing on larger-capitalization issuers.

          In  determining  the European  equity  investments  to be made for the
     Fund,  the  Manager  seeks  to apply a  strategic  investment  policy  that provides for the  selection of  securities  that meet certain  quantitative standards  determined by the Manager.  The quantitative model considers all
     European  issuers  and  generates  a  proposed   buy/sell  list  of  equity
     securities  without  regard to  specific  geographic  location,  company or industry.  The Fund will consider European stocks of closed-end  management investment  companies,  the  assets  of which  are  invested  primarily  in
     European stocks, to be securities of European companies.

          |_| Special  Risks of "Emerging  Markets."  Investments  in securities traded in "emerging markets" (which are trading markets that are relatively new in countries with developing  economies)  involve more risks than other foreign  securities.  Emerging markets may have extended settlement periods for  securities  transactions  so that  the  Fund  might  not  receive  the repayment  of  principal or income on its  investments  on a timely  basis, which could affect its net asset  values.  There may be a lack of liquidity for  emerging  market  securities.  Interest  rates  and  foreign  currency exchange  rates may be more  volatile.  Government  limitations  on foreign investments  may be more  likely  to be  imposed  than  in  more  developed countries.  Emerging  markets  may  respond  in a more  volatile  manner to economic changes than those of more developed countries.

          |_| Eastern European Markets. The Fund may invest in the securities of
     issuers  domiciled  in  Eastern  European  countries.   Investment  in  the
     securities  of  issuers  in  Eastern   European  markets  involves  certain
     additional  risks not involved in  investment  in  securities of issuers in more developed  capital  markets,  such as (i) low or non-existent  trading volume, resulting in a lack of liquidity and increased volatility in prices for such  securities,  as compared to securities  of comparable  issuers in more  developed  capital  markets,  (ii)  uncertain  national  policies and social,  political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for  expropriation  of assets,  confiscatory  taxation,  high rates of inflation or unfavorable diplomatic  developments,  (iii) possible fluctuations in exchange  rates,  differing legal systems and the existence of possible  imposition of exchange  controls,  custodial  restrictions  or other foreign or U.S.  Governmental  laws or  restrictions on investment in issuers or industries deemed sensitive to national interests,  and (iv) the
     lack  of  developed  legal   structures   governing   private  and  foreign
     investments and private property.

          |X|  Rights and  Warrants.  The Fund may invest up to 10% of its total assets in warrants or rights,  although the Fund does not currently  intend to invest more than 5% of its total assets in warrants or rights.  Warrants basically  are options to purchase  equity  securities  at specific  prices valid for a specific period of time.  Their prices do not necessarily  move parallel to the prices of the underlying securities.  Rights are similar to warrants,  but normally have a short duration and are distributed  directly by the  issuer to its  shareholders.  Rights  and  warrants  have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

          |X|  Investments  in Bonds,  Other  Debt  Securities  and  Convertible
     Securities.  The Fund is permitted to invest in bonds, debentures and other debt securities.  However, as the Fund currently emphasizes  investments in equity securities,  such as stocks, the Fund does not anticipate that under normal market conditions it will invest more than 5% of its total assets in debt securities in the coming year. For temporary  defensive  purposes,  in times of adverse market or economic  conditions,  the Fund may invest up to
     100% of its assets in debt securities.  The Fund's debt  investments  would include  investment-grade  bonds.  These are bonds  rated at least "Baa" by
     Moody's  Investors  Service,  Inc., at least "BBB" by Standard & Poor's
     Corporation  or  Fitch,   Inc.,  or  have  comparable  ratings  by  another
     nationally   recognized   statistical   rating   organization.   In  making
     investments in debt securities,  the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a  security's  credit-worthiness.  If the  securities  are  unrated,  to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

          |X|  U.S.  Government  Securities.   Obligations  of  U.S.  Government
     agencies or instrumentalities (including mortgage-backed securities) may or may not be  guaranteed  or  supported by the "full faith and credit" of the
     United  States.  Some are backed by the right of the issuer to borrow  from
     the  U.S.  Treasury;   others,  by  discretionary  authority  of  the  U.S.
     Government  to  purchase  the  agencies'  obligations;   while  others  are
     supported  only by the  credit of the  instrumentality.  All U.S.  Treasury obligations  are backed by the full faith and credit of the United  States.
     If the securities are not backed by the full faith and credit of the United
     States,  the owner of the  securities  must look  principally to the agency issuing the  obligation for repayment and may not be able to assert a claim against the United  States in the event that the agency or  instrumentality does not meet its  commitment.  The Fund  will  invest  in U.S.  Government securities of such agencies and instrumentalities  only when the Manager is satisfied  that the credit  risk with  respect to such  instrumentality  is minimal.

          |X| Convertible  Securities.  While some convertible  securities are a form of debt security,  in many cases their  conversion  feature  (allowing conversion  into  equity  securities)  causes  them to be  regarded  by the
     Manager more as "equity  equivalents." As a result,  the rating assigned to the security has less impact by the Manager investment decision than in the case of non-convertible debt fixed income securities.  To determine whether convertible  securities  should be  regarded as "equity  equivalents,"  the
     Manager examines the following factors:

(1) whether,  at the option of the  investor,  the  convertible  security can be exchanged  for a fixed  number  of shares of  common  stock of the  issuer,

(2) whether the issuer of the  convertible  securities has restated its earnings per share of common stock on a fully  diluted basis  (considering  the effect of conversion  of the  convertible  securities),  and

(3) the extent to which the  convertible  security  may be a  defensive  "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

          The value of a convertible  security is a function of its  "investment value" and its  "conversion  value." If the  investment  value  exceeds the conversion  value,  the security  will behave more like a debt security and the  security's  price will likely  increase when  interest  rates fall and decrease when  interest  rates rise.  If the  conversion  value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its  conversion  value and its price will tend to fluctuate  directly with the price of the underlying security.

          |_| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the fund traded its portfolio securities during its last fiscal year.
     For  example,  if a fund sold all of its  securities  during the year,  its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate  will  fluctuate  from  year to year.  The  Fund may have a  portfolio turnover  rate of more than 100%  annually.  Increased  portfolio  turnover creates  higher  brokerage and  transaction  costs for the Fund,  which may reduce its overall  performance.  Additionally,  the realization of capital gains from selling  portfolio  securities  may result in  distributions  of taxable  long-term  capital  gains to  shareholders,  since  the Fund  will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its objective,  the Fund may from time to time use the types of  investment  strategies  and  investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

          |X| Investing in Small,  Unseasoned Companies.  The Fund may invest in securities of small,  unseasoned  companies.  These are companies that have been in operation for less than three years,  including  the  operations of
     any  predecessors.   Securities  of  these  companies  may  be  subject  to
     volatility in their prices.  They may have a limited trading market,  which may adversely  affect the Fund's  ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other  investors that own a security  issued by a small,  unseasoned  issuer  for which  there is limited  liquidity  might trade the security when the Fund is attempting to dispose  of its  holdings  of that  security.  In that case the Fund  might receive a lower price for its  holdings  than might  otherwise be obtained.
     The Fund  currently  intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

          |X| "When-Issued" and  "Delayed-Delivery"  Transactions.  The Fund may
     invest in  securities  on a  "when-issued"  basis and may  purchase or sell securities on a "delayed-delivery"  basis. When-issued and delayed-delivery are terms that refer to securities  whose terms and indenture are available and for which a market  exists,  but which are not  available for immediate delivery.

          When such  transactions are negotiated,  the price (which is generally expressed  in yield  terms)  is fixed at the time the  commitment  is made.
     Delivery  and payment for the  securities  take place at a later date.  The securities are subject to change in value from market  fluctuations  during the period  until  settlement.  The value at delivery  may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before  settlement  will affect the value of such  securities  and may cause a loss to the Fund.  During  the  period between  purchase  and  settlement,  no  payment is made by the Fund to the issuer and no interest  accrues to the Fund from the investment.  No income begins  to  accrue  to the Fund on a  when-issued  security  until the Fund receives the security at settlement of the trade.

          The Fund will engage in  when-issued  transactions  to secure what the
     Manager  considers  to be an  advantageous  price  and yield at the time of entering into the  obligation.  When the Fund enters into a when-issued  or delayed-delivery  transaction, it relies on the other party to complete the transaction.  Their  failure  to do so may  cause  the  Fund  to  lose  the opportunity  to obtain  the  security  at a price  and  yield  the  Manager considers to be advantageous.

          When  the   Fund   engages   in   when-issued   and   delayed-delivery
     transactions, it does so for the purpose of acquiring or selling securities consistent with its investment  objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the  purpose  of  investment  leverage.  Although  the Fund will enter into
     delayed-delivery   or   when-issued   purchase   transactions   to  acquire
     securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued  security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

          At the  time the Fund  makes  the  commitment  to  purchase  or sell a security  on a  when-issued  or  delayed-delivery  basis,  it  records  the transaction  on its books and reflects the value of the security  purchased in  determining  the Fund's net asset  values.  In a sale  transaction,  it records the  proceeds to be received.  The Fund will  identify on its books liquid  assets at least equal in value to the value of the Fund's  purchase commitments until the Fund pays for the investment.

          When-issued and delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest  rates and falling  prices,  the Fund  might sell  securities  in its  portfolio  on a forward  commitment  basis to attempt to limit its exposure to  anticipated falling prices. In periods of falling interest rates and rising prices, the
     Fund might  sell  portfolio  securities  and  purchase  the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

          Portfolio  Turnover.  The Fund does not expect to engage frequently in short-term  trading to try to achieve  its  objective.  Portfolio  turnover affects  brokerage costs the Fund pays. If the Fund realizes  capital gains when it sells its portfolio investments,  it must generally pay those gains out to shareholders, increasing their taxable distributions.

          |X| Borrowing.  The Fund has the ability to borrow one-third the value of its total assets from banks. The Fund may borrow as a temporary  measure for  extraordinary  or emergency  purposes.  The Fund may also borrow on an unsecured basis to invest the borrowed funds in portfolio securities.  This is a speculative  investment  technique  known as  "leverage"  and the Fund currently  does not  contemplate  using it. The Fund may  borrow  only from banks. Under current regulatory  requirements,  borrowings can be made only to the extent  that the value of the Fund's  assets,  less its  liabilities other  than  borrowings,  is  equal  to at  least  300%  of all  borrowings
     (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within  three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

          The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow. Additionally, the Fund's net asset values per share might fluctuate more than that of funds that do not borrow.

          |X| Repurchase Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It  may  do so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund shares,  or pending the investment of the proceeds from sales of Fund shares,  or pending the settlement of portfolio securities transactions.

          In a  repurchase  transaction,  the Fund  buys a  security  from,  and simultaneously  resells it to, an approved vendor for delivery on an agreed upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
     commercial banks,  U.S.  branches of foreign banks, or broker-dealers  that have been designated as primary dealers in government securities. They must meet credit  requirements  set by the Fund's Board of Trustees from time to time.

          The majority of these  transactions  run from day to day, and delivery pursuant  to the  resale  typically  occur  within  one to five days of the purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase  agreement that causes more than 10% of its net assets to be  subject to  repurchase  agreements  having a maturity  beyond seven  days.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase  agreements having maturities of seven days or less.

          Repurchase agreements, considered "loans" under the Investment Company
     Act of 1940 (the  "Investment  Company  Act"),  are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times  while  the  repurchase  agreement  is in  effect,  the  value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment  obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the collateral and may  experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is  financially  sound and will  continuously  monitor  the collateral's value.

          Pursuant to an Exemptive  Order issued by the  Securities and Exchange
     Commission,  the Fund, along with other affiliated  entities managed by the
     Manager,  may  transfer  uninvested  cash  balances  into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements,  secured by U.S. government  securities.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase  arrangement  requires that the market value of the  collateral be sufficient to cover payments of interest and principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

          |X| Illiquid and Restricted Securities.  The Fund has limitations that apply to purchases of restricted  securities,  as stated in the Prospectus.
     Those  percentage   restrictions  do  not  limit  purchases  of  restricted
     securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the  Securities  Act of 1933, if those  securities  have
     been   determined  to  be  liquid  by  the  Manager  under  Board  approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule
     144A security, the Fund's holdings of that security may be considered to be illiquid.  Illiquid  securities include repurchase  agreements  maturing in more than  seven  days and  participation  interests  that do not have puts exercisable within seven days.

          |X| Loans of  Portfolio  Securities.  The Fund can lend its  portfolio securities to certain types of eligible  borrowers approved by the Board of
     Trustees.  It may do so to try to  provide  income  or to  raise  cash  for liquidity  purposes.  These  loans are  limited to not more than 25% of the value of the Fund's total assets.  There are some risks in connection  with securities  lending.  The  Fund  might  experience  a  delay  in  receiving additional  collateral  to  secure a loan,  or a delay in  recovery  of the loaned securities. The Fund presently does not intend to engage in loans of securities in the coming year.

          The Fund must receive  collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan  collateral  must be at least  equal  to the  value of the  loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S.  Government  or its agencies or  instrumentalities,  or other cash equivalents  in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand  meets the terms of the letter.  The terms of the letter of credit  and the  issuing  bank both must be  satisfactory  to the
     Fund.

          When it lends  securities,  the  Fund  receives  amounts  equal to the dividends or interest on loaned securities. It also receives one or more of
     (a) negotiated  loan fees,  (b) interest on securities  used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The
     Fund may also pay reasonable finder's, custodian and administrative fees in connection  with  these  loans.  The terms of the  Fund's  loans  must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

          |X| Hedging.  Although the Fund does not  anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. To attempt to protect against  declines in the market value of the Fund's  portfolio,  to permit  the  Fund to  retain  unrealized  gains in the  value of  portfolio securities which have appreciated,  or to facilitate selling securities for investment reasons, the Fund could:

|_| sell futures contracts,

|_| buy puts on such futures or on securities, or

|_| write covered calls on securities or futures. Covered calls may also be used for liquidity purposes, but the Manager does not expect to engage extensively in that practice.

          The Fund can use hedging to  establish  a position  in the  securities market as a temporary substitute for purchasing particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market.  To do so the
     Fund  could:

|_| buy  futures,  or

|_| buy  calls  on such  futures  or on securities.

          The Fund is not obligated to use hedging  instruments,  even though it is permitted to use them in the Manager's  discretion,  as described below.
     The Fund's  strategy of hedging with futures and options on futures will be incidental to the Fund's  activities  in the  underlying  cash market.  The particular  hedging  instruments the Fund can use are described  below. The
     Fund may  employ  new  hedging  instruments  and  strategies  when they are developed,  if those  investment  methods  are  consistent  with the Fund's investment  objective  and are  permissible  under  applicable  regulations governing the Fund.

          |_| Futures.  The Fund can buy and sell futures  contracts that relate to

          (1) broadly-based stock indices (these are referred to as "stock index futures")

          (2) bond indices (these are referred to as "bond index futures"),

          (3)  debt  securities   (these  are  referred  to  as  "interest  rate
     futures"),  and

          (4) foreign currencies (these are referred to as "forward contracts").

          A  broadly-based  stock index is used as the basis for  trading  stock index  futures.  They may in some  cases be based on stocks of issuers in a particular industry or group of industries.  A stock index assigns relative values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be  purchased  or sold  directly.  Bond index  futures  are  similar contracts  based on the  future  value of the  basket  of  securities  that comprise the index. These contracts obligate the seller to deliver, and the purchaser  to take,  cash to settle the  futures  transaction.  There is no
     delivery  made  of  the   underlying   securities  to  settle  the  futures
     obligation.  Either party may also settle the  transaction by entering into an offsetting contract.

          An  interest  rate  future  obligates  the seller to deliver  (and the purchaser to take) cash or a specified  type of debt security to settle the futures  transaction.  Either  party  could also  enter into an  offsetting contract to close out the position.

          No money is paid or received by the Fund on the  purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures  commission  merchant
     (the "futures broker").  Initial margin payments will be deposited with the
     Fund's  custodian  bank in an account  registered  in the futures  broker's name.  However,  the futures  broker can gain access to that  account  only under specified conditions. As the future is marked-to-market (that is, its value on the Fund's  books is  changed)  to  reflect  changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

          At any time prior to expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position,  at which time a final  determination  of variation  margin is made and any additional  cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized  by the  Fund for tax  purposes.  All  futures  transactions
     (except forward contracts) are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

          |_| Put and Call  Options.  The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls").  The Fund can buy and sell exchange-traded and over-the-counter put and call options,  including index options,  securities options,  currency options,  commodities  options, and options on other types of futures described above.

          |_| Writing  Covered Call Options.  The Fund can write (that is, sell)
     covered calls.  If the Fund sells a call option,  it must be covered.  That means the Fund must own the security  subject to the call while the call is outstanding,  or, for  certain  types of calls,  the call may be covered by segregating  liquid assets to enable the Fund to satisfy its obligations if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

          When  the  Fund  writes  a call on a  security,  it  receives  cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise  price  regardless of market price changes during the call period.
     The call period is usually not more than nine months.  The  exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss  that the price of the  underlying  security  may  decline during  the call  period.  That risk may be  offset  to some  extent by the premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being exercised.  In that  case the Fund  would  keep  the cash  premium  and the investment.

          When the Fund writes a call on an index, it receives cash (a premium).
     If the buyer of the call  exercises it, the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines  the total value of the call for each point of  difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being  exercised.  In that case, the Fund would keep the cash premium.

          The Fund's custodian bank, or a securities  depository  acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written  calls traded on  exchanges or as to other  acceptable escrow  securities.  In that  way,  no  margin  will be  required  for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

          When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government  securities dealer which will  establish  a formula  price at which the Fund will have the  absolute right to repurchase  that OTC option.  The formula price will  generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security  (that is, the option is "in the money").  When the Fund writes an
     OTC option,  it will treat as illiquid (for purposes of its  restriction on holding illiquid  securities) the mark-to-market value of any OTC option it holds,  unless  the  option  is  subject  to a  buy-back  agreement  by the executing broker.

          To terminate  its  obligation  on a call it has written,  the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option transaction costs and the premium received on the call the  Fund  wrote  is more or less  than  the  price  of the  call  the Fund purchases  to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the underlying security  and the  premium  it  received  when it wrote the call.  Any such profits are  considered  short-term  capital  gains for federal  income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

          The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by  segregating an  equivalent  dollar  amount of liquid  assets.  The Fund will  segregate additional  liquid assets if the value of the segregated assets drops below
     100% of the  current  value  of the  future.  Because  of this  segregation requirement,  in no  circumstances  would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

          |_| Writing Put Options.  The Fund can sell put options.  A put option on securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than
     50% of the Fund's net assets  would be required to be  segregated  to cover such put options.

          If the Fund  writes a put,  the put must be covered  by liquid  assets identified on the Fund's books.  The premium the Fund receives from writing a put  represents  a  profit,  as  long  as the  price  of  the  underlying investment  remains  equal  to or  above  the  exercise  price  of the put.
     However,  the Fund also assumes the obligation  during the option period to buy the  underlying  investment  from the buyer of the put at the  exercise price,  even if the value of the investment falls below the exercise price.
     If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction  costs  incurred.  If the put is  exercised,  the Fund must  fulfill its  obligation  to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the  underlying  investment and the premium received minus the sum of the exercise price and any transaction  costs the
     Fund incurred.

          When writing a put option on a security,  to secure its  obligation to pay for the  underlying  security  the Fund will  deposit in escrow  liquid assets  with a value  equal to or greater  than the  exercise  price of the underlying  securities.  The Fund  therefore  forgoes  the  opportunity  of investing the segregated assets or writing calls against those assets.

          As long as the Fund's obligation as the put writer  continues,  it may be assigned an exercise notice by the  broker-dealer  through which the put was  sold.  That  notice  will  require  the Fund to take  delivery  of the underlying  security  and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates  upon expiration  of the put.  It may also  terminate  if,  before it receives an exercise  notice,  the Fund  effects  a  closing  purchase  transaction  by purchasing  a put of the same  series  as it  sold.  Once the Fund has been
     assigned  an  exercise   notice,   it  cannot  effect  a  closing  purchase
     transaction.

          The Fund may  decide  to  effect a  closing  purchase  transaction  to realize a profit on an outstanding  put option it has written or to prevent the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also  permit the Fund to write  another put option on the security,  or to sell the security  and use the proceeds  from the sale for other  investments.  The Fund will  realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received  from  writing the put option.  Any profits from  writing  puts are  considered  short-term  capital  gains for federal tax  purposes,  and when  distributed  by the Fund,  are taxable as ordinary income.

          |_| Purchasing  Calls and Puts. The Fund can purchase calls to protect against the possibility  that the Fund's  portfolio will not participate in an  anticipated  rise in the securities  market.  When the Fund buys a call
     (other than in a closing purchase transaction), it pays a premium. The Fund then has the  right to buy the  underlying  investment  from a seller  of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above  the sum of the call  price  plus the  transaction  costs  and the premium paid for the call and the Fund exercises the call. If the Fund does not  exercise  the call or sell it (whether  or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have  paid the  premium  but lost the  right  to  purchase  the  underlying investment.

          The  Fund  can  buy  puts  whether  or not  it  holds  the  underlying investment  in its  portfolio.  When the Fund  purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right  to sell the underlying  investment to a seller of a put on a  corresponding  investment during the put period at a fixed exercise price. Buying a put on securities or futures  the Fund owns  enables  the Fund to  attempt to protect  itself during  the put  period  against a decline  in the value of the  underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding  put. If the market price of the  underlying  investment is equal to or above the exercise price and, as a  result,  the put is not  exercised  or  resold,  the put will  become worthless at its expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.  However, the
     Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

          When the Fund purchases a call or put on an index or future, it pays a premium,  but  settlement  is in  cash  rather  than  by  delivery  of  the underlying  investment to the Fund.  Gain or loss depends on changes in the index in question  (and thus on price  movements in the  securities  market generally)  rather than on price  movements  in  individual  securities  or futures contracts.

          The Fund may buy a call or put only if, after the purchase,  the value of all call and put  options  held by the Fund  will not  exceed  5% of the
     Fund's total assets.

          |_| Buying and Selling Options on Foreign Currencies. The Fund can buy
     and sell calls and puts on foreign currencies.  They include puts and calls
     that  trade  on  a   securities   or   commodities   exchange   or  in  the
     over-the-counter  markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar  value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire.

          If the  Manager  anticipates  a rise in the dollar  value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities  may be partially  offset by purchasing  calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated  in that currency  might be partially offset  by  writing  calls or  purchasing  puts on that  foreign  currency.
     However,  the currency rates could fluctuate in a direction  adverse to the
     Fund's  position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

          A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate  right to acquire that foreign  currency  without  additional cash  consideration (or it can do so for additional cash consideration held in a segregated  account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

          The Fund could  write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar  value of a  security  which the Fund owns or has the right to acquire and which is  denominated  in the currency underlying  the  option.  That  decline  might be one that occurs due to an expected  adverse  change  in  the  exchange  rate.  This  is  known  as  a
     "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers  the option by maintaining  cash,  U.S.  Government  securities or other liquid, high grade debt  securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

          |_| Risks of Hedging  with  Options  and  Futures.  The use of hedging instruments requires special skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.
     If the Manager uses a hedging instrument at the wrong time or judges market conditions  incorrectly,  hedging  strategies may reduce the Fund's return.
     The Fund could also  experience  losses if the  prices of its  futures  and options positions were not correlated with its other investments.

          The Fund's option activities could affect its portfolio  turnover rate and brokerage commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying investments, increasing portfolio turnover. Although the  decision  whether  to  exercise  a put it holds is within  the  Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

          The Fund could pay a brokerage  commission each time it buys a call or put,  sells a call or put,  or buys or sells an  underlying  investment  in connection with the exercise of a call or put. Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options  could  result in the Fund's net asset  values  being more sensitive to changes in the value of the underlying investment.

          If a covered call  written by the Fund is  exercised on an  investment that  has  increased  in  value,  the  Fund  will be  required  to sell the investment at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

          An option  position  may be closed out only on a market that  provides secondary trading for options of the same series, and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
     Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

          There  is a  risk  in  using  short  hedging  by  selling  futures  or purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the  applicable  index will  correlate imperfectly with the behavior of the cash prices of the Fund's  securities.
     For  example,  it  is  possible  that  while  the  Fund  has  used  hedging instruments  in a short hedge,  the market may advance and the value of the securities held in the Fund's  portfolio  might decline.  If that occurred, the Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very  brief  period or to a very  small  degree,  over time the value of a  diversified  portfolio of  securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

          The risk of imperfect  correlation increases as the composition of the
     Fund's  portfolio  diverges from the securities  included in the applicable index.  To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the  historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

          The ordinary  spreads  between prices in the cash and futures  markets are  subject  to  distortions,  due to  differences  in the nature of those markets.  First,  all  participants  in the  futures  market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements,  investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second,  the liquidity of the futures market depends on participants  entering into offsetting  transactions rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the futures  market  could be reduced,  thus producing  distortion.  Third,  from the point of view of speculators,  the deposit  requirements  in the futures  market are less  onerous than margin requirements in the securities markets. Therefore,  increased participation by speculators in the futures market may cause temporary price distortions.

          The Fund can use hedging  instruments  to  establish a position in the securities markets as a temporary substitute for the purchase of individual securities  (long  hedging) by buying futures and/or calls on such futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might decline further or for other reasons,  the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

          |_| Forward Contracts. Forward contracts are foreign currency exchange contracts.  They  are  used  to buy or sell  foreign  currency  for  future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security  denominated  in a foreign  currency  that the Fund has bought or sold, or to protect  against  possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency  to the amount of its assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging"  where the Fund hedges  against  changes in currencies  other than the currency in which a security it holds is denominated.

          Under a forward  contract,  one party agrees to purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the  parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial  banks) and their customers.

          The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates.  The use of forward  contracts does not eliminate  the  risk  of  fluctuations  in the  prices  of  the  underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

          When the Fund  enters  into a contract  for the  purchase or sale of a security  denominated  in  a  foreign  currency,  or  when  it  anticipates receiving dividend payments in a foreign currency, the Fund might desire to
     "lock-in"  the  U.S.  dollar  price  of the  security  or the  U.S.  dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction  hedge  will  protect  the Fund  against a loss from an adverse change in the currency exchange rates during the period between the date on which  the  security  is  purchased  or sold or on  which  the  payment  is declared, and the date on which the payments are made or received.

          The Fund could also use forward  contracts to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position hedge." When the
     Fund believes  that foreign  currency  might suffer a  substantial  decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency  approximating  the value of some or all of the Fund's portfolio securities denominated in that foreign currency.  When the Fund believes that the U.S.  dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall  whenever  there is a  decline  in the U.S.  dollar  value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

          The Fund will cover its short  positions in these cases by identifying to its custodian  bank assets having a value equal to the aggregate  amount of the Fund's commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such contracts if the consummation  of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in  excess  of the  value  of the  Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

          However,  to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other assets  denominated  in foreign
     currencies  if  the  excess  amount  is  "covered"  by  liquid   securities
     denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one alternative,  the Fund may purchase a call option  permitting the Fund to purchase the amount of foreign currency being  hedged  by a forward  sale  contract  at a price no higher  than the forward contract price. As another alternative, the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency subject to a  forward  purchase  contract  at a price  as high or  higher  than the forward contact price.

          The precise  matching of the amounts under  forward  contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements  between the date the forward contract is entered  into and the date it is sold.  In some  cases  the  Manager  might decide to sell the  security  and  deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign  currency the Fund is obligated to deliver,  the
     Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security  instead  exceeds  the  amount  of  foreign  currency  the Fund is obligated  to deliver  to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional transaction costs on the spot market in those cases.

          The projection of short-term  currency  market  movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly  uncertain.  Forward  contracts  involve  the risk that  anticipated currency  movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
     The use of  forward  contracts  in this  manner  might  reduce  the  Fund's performance  if there are  unanticipated  changes in  currency  prices to a greater degree than if the Fund had not entered into such contracts.

          At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio security and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is  obligated  to  deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified currency by entering into a second  contract  entitling  it to sell the same  amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result  of  entering  into such an  offsetting  forward contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies  involved moved  between the  execution  dates of the first  contract and  offsetting contract.

          The costs to the Fund of  engaging  in forward  contracts  varies with factors such as the currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward  contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these  contracts are not traded on an exchange,  the
     Fund must  evaluate  the credit and  performance  risk of the  counterparty under each forward contract.

          Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert  its  holdings of foreign  currencies  into U.S.
     dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the  difference  between  the  prices  at which  they buy and sell  various currencies.  Thus, a dealer  might offer to sell a foreign  currency to the
     Fund at one rate,  while  offering a lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

          |_| Regulatory Aspects of Hedging Instruments.  When using futures and options  on  futures,  the  Fund is  required  to  operate  within  certain guidelines  and  restrictions  with  respect  to  the  use  of  futures  as established by the Commodities  Futures Trading Commission (the "CFTC"). In
     particular,  the  Fund is  exempted  from  registration  with the CFTC as a
     "commodity  pool  operator" if the Fund complies with the  requirements  of
     Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the
     Fund's  assets  that may be used for  futures  margin and  related  options premiums for a bona fide hedging  position.  However,  under the Rule,  the
     Fund must limit its aggregate  initial  futures margin and related  options premiums  to not  more  than  5% of  the  Fund's  net  assets  for  hedging strategies that are not considered bona fide hedging  strategies  under the
     Rule.  Under the Rule,  the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

          Transactions  in  options  by the  Fund  are  subject  to  limitations established by the option exchanges. The exchanges limit the maximum number of options  that may be written  or held by a single  investor  or group of investors  acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other  investment  companies  having the same advisor as the Fund
     (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the  liquidation of positions  found to be in violation of those limits and may impose certain other sanctions.

          Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable  short-term debt instruments in an amount equal to the market value of the  securities  underlying the future, less the margin deposit  applicable to it. The account must be a segregated account or accounts held by the Fund's custodian bank.

          |_| Tax  Aspects  of  Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which the Fund may invest are  treated as
     "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses  relating to Section  1256  contracts  are  characterized  as 60%
     long-term  and 40%  short-term  capital  gains or  losses  under  the Code.
     However,  foreign  currency  gains or  losses  arising  from  Section  1256 contracts  that are  forward  contracts  generally  are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions  and for other  purposes  under rules prescribed  pursuant to the Internal  Revenue Code. An election can be made by the  Fund  to  exempt  those  transactions  from  this  marked-to-market treatment.

          Certain  forward   contracts  the  Fund  enters  into  may  result  in
     "straddles" for Federal income tax purposes.  The straddle rules may affect the  character  and timing of gains (or losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss sustained on the  disposition of a position  making up a straddle is allowed  only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions  making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

          Under the Internal  Revenue Code,  the  following  gains or losses are treated as ordinary income or loss:

          (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other  receivables or accrues expenses or other liabilities  denominated in a foreign currency and the time the Fund  actually  collects  such  receivables  or pays  such liabilities, and

          (2) gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the  date  of  acquisition  of a debt  security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

          Currency  gains and losses are offset  against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
     Internal  Revenue  Code for that trade,  which may increase or decrease the amount of the Fund's  investment  income  available for distribution to its shareholders.

          |_| Temporary Defensive Investments. These can include (i) obligations
     issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
     instrumentalities;  (ii) commercial  paper rated in the highest category by an  established  rating  organization;  (iii)  certificates  of  deposit or bankers'  acceptances  of domestic banks with assets of $1 billion or more;
     (iv)  any of the  foregoing  securities  that  mature  in one  year or less
     (generally known as "cash  equivalents");  (v) other  short-term  corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

          |X| What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

          |_| 67% or more of the  shares  present or  represented  by proxy at a shareholder  meeting,  if the  holders of more than 50% of the  outstanding shares are present or represented by proxy, or

          |_| more than 50% of the outstanding shares.

          The  Fund's  investment  objective  is  a  fundamental  policy.  Other policies  described  in the  Prospectus  or this  Statement  of  Additional
     Information  are  "fundamental"  only if they are  identified as such.  The
     Fund's  Board of  Trustees  can  change  non-fundamental  policies  without shareholder approval.  However,  significant changes to investment policies will be  described  in  supplements  or updates to the  Prospectus  or this
     Statement  of  Additional  Information,  as  appropriate.  The Fund's  most significant investment policies are described in the Prospectus.

          |X| Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

          |_| The Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that  issuer  or if it would  then own  more  than 10% of that  issuer's voting  securities.  This  limitation  applies to 75% of the  Fund's  total assets.  The  limit  does  not  apply  to  securities  issued  by the  U.S.
     Government or any of its agencies or instrumentalities.

          |_|  The  Fund  cannot  lend  money  except  in  connection  with  the acquisition of debt  securities  which the Fund's  investment  policies and restrictions  permit it to purchase.  However,  the Fund is not  prohibited from engaging in repurchase transactions nor from making loans of portfolio securities.

          |_| The Fund  cannot  concentrate  investments.  That  means it cannot invest  25% or more of its total  assets in any single  industry.  However, there is no limitation on investments in U.S. Government securities.

          |_| The Fund  cannot  invest in real  estate or in  interests  in real estate.  However,  the Fund can purchase securities of issuers holding real estate or interests  in real estate  (including  securities  of real estate investment trusts).

          |_| The  Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception is in case it is deemed to be an underwriter under the
     Securities  Act of  1933  when  reselling  any  securities  held in its own portfolio.

          |_| The Fund cannot  borrow  money in excess of one-third of the value of its total  assets.  The Fund can borrow  only from  banks.  The Fund can borrow  only if it  maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.

          |_| The Fund  cannot  issue  "senior  securities,"  but this  does not prohibit  certain  investment  activities  for which assets of the Fund are designated as segregated,  or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery and when-issued  arrangements for portfolio  securities  transactions,  and contracts  to buy or sell  derivatives,  hedging  instruments,  options  or futures.

          |_| The Fund cannot pledge,  mortgage or otherwise encumber,  transfer or assign any of its assets to secure a debt.  Collateral  arrangements for premium and margin payments in connection with hedging  instruments are not deemed to be a pledge of assets.

          |X| Non-Fundamental  Investment Restrictions.  The following operating policies of the Fund are not  fundamental  policies  and,  as such,  may be changed  by vote of a  majority  of the Fund's  Board of  Trustees  without shareholder approval. These additional restrictions provide that:

          |_| The Fund cannot purchase securities on margin.  However,  the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.

          |_| The Fund cannot  invest in companies  for the purpose of acquiring control or management those companies.

          |_| The  Fund  cannot  invest  or hold  securities  of any  issuer  if officers and trustees of the Fund or the Manager individually  beneficially own more than 1/2 of 1% of the  securities  of that issuer and together own more than 5% of the securities of that issuer.

          As a matter of non-fundamental policy, the Fund also may invest all of its assets in the  securities of a single  open-end  management  investment company for which the Manager or one of its  subsidiaries or a successor is advisor or sub-advisor,  notwithstanding  any other fundamental  investment policy  or  limitation.  The  Fund is  permitted  by this  policy  (but not required) to adopt a "master-feeder"  structure in which the Fund and other
     "feeder"  funds would invest all of their assets in a single pooled "master fund" in an effort to take  advantage of potential  efficiencies.  The Fund has no present intention of adopting a "master-feeder"  structure. The Fund would seek approval of its Board of Trustees, and update its Prospectus and
     this   Statement   of   Additional   Information,   prior  to   adopting  a
     "master-feeder" structure.

          Unless the  Prospectus  or this  Statement of  Additional  Information states  that a  percentage  restriction  applies  on an ongoing  basis,  it applies only at the time the Fund makes an investment with the exception of the  borrowing  policy.  The  Fund  need not  sell  securities  to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

          For purposes of the Fund's policy not to concentrate  its  investments as described above, the Fund has adopted the industry  classifications  set forth in Appendix A to this  Statement of Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The  Fund  was  organized  in  November  1998  as a
Massachusetts  business trust. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.

          The Fund is governed by a Board of Trustees,  which is responsible for protecting  the  interests of  shareholders  under  Massachusetts  law. The
     Trustees  meet  periodically  throughout  the year to  oversee  the  Fund's activities,  review its performance, and review the actions of the Manager.
     Although  the  Fund  will  not  normally   hold  annual   meetings  of  its
     shareholders,  it may  hold  shareholder  meetings  from  time  to  time on important  matters,  and  shareholders  have the right to call a meeting to remove  a  Trustee  or  to  take  other  action  described  in  the  Fund's
     Declaration of Trust.

          Classes of Shares.  The Trustees are authorized,  without  shareholder approval,  to create new series and  classes of shares.  The  Trustees  may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate beneficial  interest  of a  shareholder  in the  Fund.  Shares  do not have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

          The Fund currently has five classes of shares: Class A, Class B, Class
     C,  Class  N and  Class  Y.  All  classes  invest  in the  same  investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,

o        pays certain expenses which may be different for the different classes,

o        may have a different net asset value,

o may have separate voting rights on matters in which interests of one class are different from interests of another class, and

o        votes as a class on matters that affect that class alone.

          Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted to the vote of  shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

          Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders.  The Fund will hold meetings when required to do so by the
     Investment  Company Act or other  applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

          Shareholders  have the right,  upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund, to remove a Trustee.
     The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive a request  from at least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the  Trustees  will then  either make the Fund's  shareholder list available to the applicants or mail their communication  to all other  shareholders at the applicants'  expense.  The shareholders  making the request must have been  shareholders  for at least six  months and must hold  shares of the Fund  valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

          Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
     contains an express  disclaimer of shareholder or Trustee liability for the
     Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally liable for its obligations.  The Declaration of Trust also states that upon request,  the Fund  shall  assume the  defense of any claim made  against a shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment  on that  claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such  as the  Fund)  to be held  personally  liable  as a
     "partner"  under  certain  circumstances.  However,  the  risk  that a Fund shareholder will incur financial loss from being held liable as a "partner"
     of the Fund is limited to the relatively remote  circumstances in which the
     Fund would be unable to meet its obligations.

          The  Fund's  contractual  arrangements  state  that any  person  doing business with the Fund (and each  shareholder of the Fund) agrees under its
     Declaration  of  Trust  to  look  solely  to the  assets  of the  Fund  for satisfaction of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal  liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight  Committees.  The Fund is governed by a Board of
Trustees,  which is responsible  for  protecting  the interests of  shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not  normally  hold annual  meetings of its shareholders,  it may hold  shareholder  meetings from time to time on important matters,  and shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

          The Board of Trustees has an Audit Committee,  a Study Committee and a
     Proxy  Committee.  The members of the Audit  Committee are Kenneth  Randall
     (Chairman),  Benjamin  Lipstein and Edward Regan.  The Audit Committee held five  meetings  during the Fund's  fiscal year ended August 31,  2002.  The
     Audit  Committee  provides  the Board with  recommendations  regarding  the selection  of the Fund's  independent  auditor.  The Audit  Committee  also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent  auditor concerning the Fund's internal accounting  procedures,  and controls and reviews  reports of the Manager's internal  auditor,  among  other  duties  as set  forth in the  Committee's charter.

          The members of the Study Committee are Benjamin  Lipstein  (Chairman),
     Robert Galli and Elizabeth Moynihan.  The Study Committee held six meetings during the Fund's  fiscal year ended August 31, 2002.  The Study  Committee evaluates and reports to the Board on the Fund's contractual  arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder  service  agreements  and  custodian  agreements as well as the policies and  procedures  adopted by the Fund to comply with the Investment
     Company Act and other  applicable  law,  among other duties as set forth in the Committee's charter.

          The  members  of the Proxy  Committee  are  Edward  Regan  (Chairman),
     Russell Reynolds and Clayton Yeutter.  The Proxy Committee held one meeting during the Fund's  fiscal year ended August 31, 2002.  The Proxy  Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the Trustees is an independent trustee of the Fund ("Independent  Trustee"). Mr. Murphy is an
"Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

          The Fund's  Trustees and officers  and their  positions  held with the
     Fund  and  length  of  service  in such  position(s)  and  their  principal occupations and business affiliations during the past five years are listed in the chart below.  The  information  for the Trustees  also  includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the
     Trustees.  All of the  Trustees  are  also  trustees  or  directors  of the following  publicly  offered  Oppenheimer  funds  (referred  to as "Board I
     Funds"):

Oppenheimer California Municipal Fund      Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund        Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                 Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund           Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                    Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    Oppenheimer Trinity Core Fund
Oppenheimer Global Growth &
           Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals
               Fund                        Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                    Oppenheimer U.S. Government Trust

          In addition  to being a trustee or director of the Board I Funds,  Mr.
     Galli  is  also  a  director  or  trustee  of 10  other  portfolios  in the
     OppenheimerFunds complex. Present or former officers,  directors,  trustees and employees (and their immediate family members) of the Fund, the Manager and its  affiliates,  and  retirement  plans  established by them for their employees  are  permitted  to  purchase  Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

          Messrs. Murphy,  Masterson,  Molleur,  Vottiero,  Wixted and Zack, and
     Mses.  Bechtolt,  Feld and Ives and respectively hold the same offices with one or more of the other  Board I Funds as with the Fund.  As of  September
     26, 2002 the Trustees and officers of the Fund, as a group, owned of record or  beneficially  less than 1% of each  class of  shares  of the Fund.  The foregoing  statement does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the  officers of the
     Fund listed above. In addition,  each Independent  Trustee,  and his or her family members,  do not own securities of either the Manager or Distributor of the Board I Funds or any  person  directly  or  indirectly  controlling, controlled by or under common control with the Manager or Distributor.

|X| Affiliated  Transactions and Material Business  Relationships.  Mr. Reynolds
has reported he has a  controlling  interest in The  Directorship  Search Group,
Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting  services to  Massachusetts  Mutual  Life  Insurance  Company  (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through
December 31, 2001, an amount representing less than 5% of the annual revenues of
The Directorship Search Group, Inc. Mr. Reynolds estimates that The Directorship
Search Group will bill Massachusetts  Mutual Life Insurance Company $150,000 for
services to be provided during the calendar year 2002.

          The Independent  Trustees have  unanimously  (except for Mr. Reynolds, who  abstained)  determined  that the consulting  arrangements  between The
     Directorship  Search Group,  Inc. and  Massachusetts  Mutual Life Insurance
     Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee.  Nonetheless, to assure  certainty  as to  determinations  of the Board and the  Independent
     Trustees as to matters upon which the  Investment  Company Act or the rules thereunder  require  approval by a majority of  Independent  Trustees,  Mr.
     Reynolds will not be counted for purposes of  determining  whether a quorum of  Independent  Trustees was present or whether a majority of  Independent
     Trustees approved the matter.

The  address  of  each  Trustee  in the  chart  below  is 6803  S.  Tucson  Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                       Beneficially     Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the   Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund         by Trustee
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Leon Levy, Chairman of     General  Partner  (since  1982)  of  Odyssey  Partners,   L.P.        $0             None
the Board of Trustees      (investment  partnership)  and  Chairman  of the Board  (since
Trustee since 1959         1981) of Avatar  Holdings,  Inc.  (real  estate  development).
Age: 76                    Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Robert G. Galli,           A trustee or director  of other  Oppenheimer  funds.  Formerly        $0         Over $100,000
Trustee since 1993         Vice  Chairman  (October  1995-December  1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Phillip A. Griffiths,      The  Director  (since  1991)  of the  Institute  for  Advanced        $0         Over $100,000
Trustee since 1999         Study, Princeton,  N.J., director (since 2001) of GSI Lumonics
Age: 63                    and a  member  of the  National  Academy  of  Sciences  (since
                           1979);   formerly  (in  descending   chronological   order)  a
                           director of Bankers Trust  Corporation,  Provost and Professor
                           of  Mathematics  at Duke  University,  a director  of Research
                           Triangle  Institute,   Raleigh,   N.C.,  and  a  Professor  of
                           Mathematics at Harvard  University.  Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of        $0         Over $100,000
Trustee since 1974         Business  Administration,  New York  University.  Oversees  31
Age: 79                    portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Joel W. Motley,            Director (January 2002-present), Columbia Equity Financial      None1                None1
Trustee since 2002         Corp. (privately-held financial adviser); Managing Director
Age: 50                    (January 2002-present), Carmona Motley, Inc. (privately-held financial adviser); Formerly he held the following positions:
                           Managing Director (January 1998-December 2001), Carmona
                           Motley Hoffman Inc. (privately-held financial adviser);
                           Managing Director (January 1992-December 1997), Carmona
                           Motley & Co. (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Elizabeth B. Moynihan,     Author  and  architectural  historian;  a trustee of the Freer
Trustee since 1992         Gallery  of Art and  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 72                    Institute),  Trustees Council of the National Building Museum;
                           a member of the Trustees Council,  Preservation  League of New        $0        $50,001-$100,000
                           York State.  Oversees 31  portfolios  in the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility        $0         Over $100,000
Trustee since 1980         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Edward V. Regan,           President,  Baruch College,  CUNY; a director of RBAsset (real    $1-10,000     $50,001-$100,000
Trustee since 1993         estate manager);  a director of OffitBank;  formerly  Trustee,
Age: 72                    Financial  Accounting   Foundation  (FASB  and  GASB),  Senior
                           Fellow of  Jerome  Levy  Economics  Institute,  Bard  College,
                           Chairman of Municipal  Assistance  Corporation for the City of
                           New York, New York State  Comptroller  and Trustee of New York
                           State  and  Local  Retirement  Fund.  Oversees  31  investment companies in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship  Search Group,  Inc.        $0        $10,001-$50,000
Trustee since 1989         (corporate governance consulting and executive recruiting);  a
Age: 70                    life trustee of International  House  (non-profit  educational organization),  and a trustee  (since  1996) of the  Greenwich
                           Historical   Society.    Oversees   31   portfolios   in   the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Donald W. Spiro, Vice      Chairman   Emeritus  (since  January  1991)  of  the  Manager.        $0         Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director   (January   1969-August  1999)  of  the
Trustee since 1985         Manager.   Oversees  31  portfolios  in  the  OppenheimerFunds
Age: 76                    complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Clayton K. Yeutter,        Of Counsel (since 1993),  Hogan & Hartson (a law firm).  Other        $0        $50,001-$100,000
Trustee since 1991         directorships:    Caterpillar,    Inc.    (since   1993)   and
Age: 71                    Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr.
Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                             of Shares      Owned in any
Position(s) Held with                                                                       Beneficially       of the
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the     Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund            Funds
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President and Trustee,     2001) and  President  (since  September  2000) of the Manager;        $0         Over $100,000
Trustee since October      President  and a  director  or  trustee  of other  Oppenheimer
2001                       funds;   President  and  a  director   (since  July  2001)  of
Age: 53                    Oppenheimer  Acquisition  Corp. (the Manager's  parent holding company)  and of  Oppenheimer  Partnership  Holdings,  Inc. (a
                           holding company subsidiary of the Manager);  a director (since
                           November  2001)  of  OppenheimerFunds   Distributor,  Inc.  (a
                           subsidiary  of the  Manager);  Chairman and a director  (since
                           July 2001) of  Shareholder  Services,  Inc. and of Shareholder
                           Financial  Services,  Inc. (transfer agent subsidiaries of the
                           Manager);  President  and a  director  (since  July  2001)  of
                           OppenheimerFunds  Legacy  Program (a charitable  trust program established  by the  Manager);  a director  of the  investment advisory  subsidiaries of the Manager: OFI Institutional Asset
                           Management,  Inc. and Centennial Asset Management  Corporation
                           (since   November   2001),    HarbourView   Asset   Management
                           Corporation  and OFI  Private  Investments,  Inc.  (since July
                           2001);  President  (since  November  1,  2001) and a  director
                           (since July 2001) of Oppenheimer Real Asset Management,  Inc.;
                           a  director  (since  November  2001)  of  Trinity   Investment
                           Management  Corp.  and  Tremont  Advisers,   Inc.  (Investment
                           advisory affiliates of the Manager);  Executive Vice President
                           (since February 1997) of  Massachusetts  Mutual Life Insurance
                           Company (the  Manager's  parent  company);  a director  (since
                           June 1995) of DBL  Acquisition  Corporation;  formerly,  Chief
                           Operating Officer  (September  2000-June 2001) of the Manager;
                           President  and trustee  (November  1999-November  2001) of MML
                           Series  Investment  Fund and  MassMutual  Institutional  Funds
                           (open-end   investment   companies);   a  director  (September
                           1999-August 2000) of C.M. Life Insurance  Company;  President,
                           Chief Executive  Officer and director  (September  1999-August
                           2000) of MML Bay State  Life  Insurance  Company;  a  director
                           (June  1989-June  1998) of Emerald  Isle  Bancorp and Hibernia
                           Savings  Bank  (a  wholly-owned  subsidiary  of  Emerald  Isle
                           Bancorp).  Oversees  69  portfolios  in  the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows: Messrs. Molleur and Zack and Ms.
Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Ms. Ives is
6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer (since      Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999)                        Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 42                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer (since         President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
August 15, 2002)                   was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 72 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary (since November 1,       the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
2001)                              Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
(since August 15, 2002)            associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72
Age: 38                            portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
(since November 1, 2001)           President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
(since November 1, 2001)           Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
(since November 1, 2001)           Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

         Remuneration of Trustees. The officers of the Fund and one of the Trustees of the Fund (Mr.
Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining
Trustees of the Fund received the compensation shown below.  The compensation from the Fund was paid during its fiscal year ended August 31, 2002.  The compensation from all of the Board I funds (including the Fund) was received as a director, trustee or member of a committee of the Board during the calendar year 2001.

===============================================================================================================================
                                  As of Fiscal Year Ended 8/31/02                      As of December 31, 2001

Trustee     Name    and    Other    Fund     Position(s)     (as     applicable)
--------------------------------------------------------------------------------------------------
Estimated Total Compensation Annual From All Retirement  Retirement  Oppenheimer
Benefits  Benefits Paid at Funds For Which Aggregate  Accrued as Retirement from
Individual   Serves   Compensation   Part  of  Fund   all   Board  I  Funds   As
Trustee/Director    from    Fund1    Expenses    (33    funds)2    (33    Funds)
===========================
===============================================================================================================================
Leon       Levy       $66       $16       $137,560       $173,700       Chairman
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Robert  G.  $40  $47   $32,7662   $202,8863   Galli   Study   Committee   Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Phillip         Griffiths         $234        $12         $6,803         $54,889
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Benjamin $57 $0 $118,911  $150,152  Lipstein  Study  Committee  Chairman,  Audit
Committee                                                                 Member
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Joel          W.          Motley6          $0          $0          $0         $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Elizabeth  B.  Moynihan  $40  $61  $52,348   $105,760  Study  Committee   Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Kenneth  A.  $37  $37  $76,827   $97,012   Randall  Audit   Committee   Chairman
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Edward $37 $65 $42,748 $95,960 Regan Proxy Committee  Chairman,  Audit Committee
Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Russell  S.  Reynolds,  Jr.  $27 $40  $46,197  $71,792  Proxy  Committee  Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Donald          Spiro          $28          $15          $3,625          $64,080
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Clayton  K.  $275  $31  $31,982   $71,792   Yeutter   Proxy   Committee   Member
===============================================================================================================================
1. Aggregate compensation from the Fund includes fees and deferred compensation, if any.

2.  Estimated  annual  retirement  benefits  paid at  retirement  is  based on a straight life payment plan election.  The amount for Mr. Galli includes  $14,818 for serving as a trustee or director of 10 Oppenheimer  funds that are not Board
I Funds.

3.  Includes  $97,126  for Mr.  Galli for  serving as trustee or  director of 10
Oppenheimer funds that are not Board I Funds.

4.  Aggregate  compensation  from the Fund includes $23 deferred  under Deferred
Compensation Plan described below.

5.  Aggregate  compensation  from the Fund includes $7 deferred  under  Deferred
Compensation Plan described below.

6.  Elected to the Board on October 10, 2002 and  therefore  did not receive any compensation.

          |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80%
     of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation  was  received.  A Trustee must serve as trustee  for any of the New  York-based  Oppenheimer  funds for at least 15 years to be eligible for the maximum  payment.  Each  Trustee's  retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

          |X| Deferred Compensation Plan for Trustees. The Board of Trustees has
     adopted  a  Deferred  Compensation  Plan for  disinterested  trustees  that enables  them to elect to defer  receipt  of all or a portion of the annual fees  they are  entitled  to  receive  from the Fund.  Under the plan,  the compensation  deferred by a Trustee is  periodically  adjusted as though an equivalent  amount had been  invested in shares of one or more  Oppenheimer funds  selected by the  Trustee.  The amount paid to the Trustee  under the plan will be determined based upon the performance of the selected funds.

          Deferral of Trustees' fees under the plan will not  materially  affect the Fund's assets,  liabilities or net income per share.  The plan will not obligate  the Fund to retain  the  services  of any  Trustee  or to pay any particular  level of  compensation  to any  Trustee.  Pursuant  to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the  funds  selected  by the  Trustee  under the plan  without  shareholder approval for the limited  purpose of determining the value of the Trustee's deferred fee account.

          |X| Major Shareholders. As of September 26, 2002, the only persons who owned of record  or who were  known by the Fund to own  beneficially  5% or more of the Fund's outstanding Class A, Class B, Class C, Class N and Class
     Y shares were:

Charles Schwab & Co. Inc., Special Custody Account for the exclusive benefit of  customers,  Attn:  Mutual  Funds,  101  Montgomery  Street,  San  Francisco,
California  94104-4122,  which owned  171,961.874 Class A shares (15.81% Class A shares then outstanding).

RPSS TR IRA FBO George J Ferguson,  635 Sunnyslope  Road,  Elm Grove,  Wisconsin
53122-2463,  which owned  6,976.676 Class N shares (49.07% of the Class N shares then outstanding).

Donaldson Lufkin Jenrette  Securities  Corporation  Inc., P. O. Box 2052, Jersey
City, New Jersey 07303-9998, which owned 1,816.508 Class N shares (12.77% of the
Class N shares then outstanding).

RPSS TR  ROLLOVER  IRA FBO Faye L.  Phillips,  1801  Vista  Del Oro,  Fullerton,
California 92831-1331,  which owned 1,130.905 Class N shares (7.95% of the Class
N shares then outstanding).

RPSS TR ROLLOVER IRA FBO Paul E. Kirschner,  1608 Viewcrest Circle,  Burnsville,
Minnesota 55306-5387,  which owned 2,620.896 Class N shares (18.43% of the Class
N shares then outstanding).

Persumma  Financial  Services  Mass Mutual  Financial  Group,  1295 State Street
#N328,  Springfield,  Massachusetts  01111-0001,  which owned  7,353.711 Class N shares (98.65% of the Class N shares then outstanding).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

          |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a
     Code of Ethics.  It is  designed to detect and  prevent  improper  personal trading by certain  employees,  including  portfolio  managers,  that would compete  with or  take  advantage  of the  Fund's  portfolio  transactions.
     Covered  persons  include  persons with  knowledge of the  investments  and investment  intentions  of the Fund and other funds advised by the Manager.
     The Code of Ethics does permit  personnel  subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

          The Code of Ethics is an exhibit to the Fund's registration  statement filed with the Securities  and Exchange  Commission and can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can
     obtain  information  about the hours of operation  of the Public  Reference
     Room by calling the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the  Fund's  registration  statement  on the SEC's  EDGAR database  at the SEC's  Internet  website  at  www.sec.gov.  Copies  may be obtained,  after paying a  duplicating  fee, by  electronic  request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's
     Public Reference Section, Washington, D.C. 20549-0102.

          |_| The Investment Advisory Agreement. The Manager provides investment advisory and management  services to the Fund under an investment  advisory agreement between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager,  at its  expense,  to provide the Fund with  adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund. Those responsibilities  include the  compilation  and maintenance of records with respect to its operations, the preparation and filing of specified reports,
     and  composition  of  proxy  materials  and  registration   statements  for
     continuous public sale of shares of the Fund.

          The Fund pays expenses not expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by the Fund.  The major  categories  relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees, legal and audit expenses, custodian bank and transfer agent expenses,  share issuance costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The management  fees paid by the Fund to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each  class of  shares based upon the relative  proportion of the Fund's net assets represented by that class.

               Fiscal Year                   Management Fee Paid to
               Ended 8/31                   OppenheimerFunds, Inc.
            --------------------------- --------------------------------------
            --------------------------- ---------------------------------------
                2000                             $104,783
                2001                             $133,645
                2002                             $106,734

          The  investment  advisory  agreement  states  that in the  absence  of willful misfeasance,  bad faith, gross negligence in the performance of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment advisory  agreement,  the Manager is not liable for any loss the
     Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

          The agreement permits the Manager to act as investment advisor for any other person,  firm or  corporation  and to use the name  "Oppenheimer"  in connection  with  other  investment  companies  for  which  it  may  act as investment advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund,  the Manager may withdraw the right of the Fund to use the name  "Oppenheimer" as part of its name and the name of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains  provisions  relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is  authorized by the advisory  agreement to employ  broker-dealers, including  "affiliated"  brokers,  as that  term is  defined  in the  Investment
Company Act. The Manager may employ broker-dealers, that the Managers thinks, in its best judgment  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the most  favorable  price  obtainable.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

          Under the  investment  advisory  agreement,  the  Manager  may  select brokers (other than  affiliates)  that provide  brokerage  and/or  research services for the Fund and/or the other  accounts  over which the Manager or its affiliates have  investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified  broker would charge,  if the
     Manager makes a good faith  determination  that the  commission is fair and
     reasonable  in  relation  to  the  services  provided.   Subject  to  those
     considerations,  as a factor in selecting  brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate  brokerage  based upon  recommendations  from the  Manager's  portfolio managers. In certain instances, portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

          Transactions  in securities  other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions  on foreign  exchanges,  the Fund may be required to pay fixed
     brokerage   commissions  and  therefore  would  not  have  the  benefit  of negotiated commissions available in U.S. markets. Brokerage commissions are paid  primarily  for  transactions  in  listed  securities  or for  certain
     fixed-income  agency  transactions  in  the  secondary  market.   Otherwise
     brokerage  commissions  are paid only if it  appears  likely  that a better price or execution  can be obtained by doing so. In an option  transaction, the Fund  ordinarily  uses the same broker for the  purchase or sale of the option and any transaction in the securities to which the option relates.

          Other funds advised by the Manager have investment policies similar to those  of the  Fund.  Those  other  funds  may  purchase  or sell  the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the  securities.  If two or more  funds  advised by the
     Manager  purchase  the same  security on the same day from the same dealer, the  transactions  under those combined orders are averaged as to price and allocated in accordance  with the purchase or sale orders  actually  placed for each account.

          Most purchases of debt  obligations are principal  transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals  directly  with the selling or  purchasing  principal or market maker unless the  Manager  determines  that a better  price or  execution  can be obtained  by  using  the  services  of a  broker.  Purchases  of  portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution  of these orders at the most favorable net price.

          The  investment  advisory  agreement  permits  the Manager to allocate brokerage  for  research  services.  The  research  services  provided by a particular  broker  may be  useful  only  to one or  more  of the  advisory accounts  of the  Manager  and  its  affiliates.  The  investment  research received for the  commissions of those other accounts may be useful both to the  Fund  and one or  more of the  Manager's  other  accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

          Investment  research  services  include  information  and  analysis on particular  companies and  industries as well as market or economic  trends and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.
     If a research  service also assists the Manager in a non-research  capacity
     (such as  bookkeeping  or other  administrative  functions),  then only the percentage  or component  that  provides  assistance  to the Manager in the investment  decision-making  process may be paid in commission dollars. The
     Board of Trustees  permits the Manager to use  concessions  on  fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

          The Board of Trustees permits the Manager to use stated commissions on secondary  fixed-income  agency  trades to obtain  research  if the  broker represents  to the  Manager  that:  (i) the  trade  is not  from or for the broker's  own  inventory,  (ii) the trade was  executed by the broker on an agency  basis  at the  stated  commission,  and  (iii)  the  trade is not a riskless principal  transaction.  The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

          The  research  services  provided  by brokers  broadens  the scope and supplements the research activities of the Manager.  That research provides additional views and comparisons for  consideration,  and helps the Manager to obtain  market  information  for the  valuation of  securities  that are either held in the Fund's  portfolio or are being  considered for purchase.
     The Manager provides information to the Board about the commissions paid to
     brokers   furnishing   such   services,   together   with   the   Manager's
     representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

Fiscal Year Ended 8/31:      Total Brokerage Commissions Paid by the Fund 1

     2000                                                  $144,706

     2001                                                  $198,521

     2002                                                  $138,1212

1. Amounts do not include spreads or concessions on principal  transactions on a net trade basis.

2. In the fiscal  year ended  8/31/02,  the amount of  transactions  directed to brokers for research  services was $1,174,364 and the amount of the  commissions paid to broker-dealers for those services was $2,346.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of shares of the Fund's  Class A, Class B, Class C, Class N and Class Y
shares.  The  Distributor  bears the expenses  normally  attributable  to sales, including advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the  Distributor.  Class N shares were not publicly  offered during the periods shown below.

The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares  during the  Fund's two most  recent  fiscal  years,  and the contingent  deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

Fiscal          Aggregate     Class A       Concessions    Concessions     Concessions      Concessions
Year            Front-End     Front-End     on Class A     on Class B      on Class C        on Class N
Ended           Sales Charges  Sales        Shares         Shares          Shares           Shares
8/31:          on Class A     Charges       Advanced       Advanced        Advanced         Advanced
               Shares         Retained by    by            by              by               by
                              Distributor 1 Distributor 2  Distributor 2   Distributor 2    Distributor 2

2000             $81,976      $24,750      $5,233          $126,129        $8,653            N/A

2001             $58,326      $21,747      $2,477           $67,090       $23,052           None3

2002             $25,507      $12,154       $422            $32,732       $6,903            $134

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

2. The Distributor  advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.  Because Class B shares convert to Class A shares
72 months after purchase,  the  "life-of-class"  return for Class B uses Class A performance for the period after conversion.

3. The inception date of Class N shares was March 1, 2001.

--------------- ----------------------- ----------------------- ------------------------ -----------------------
Fiscal    Year  Class A Contingent      Class B Contingent      Class C Contingent       Class N Contingent
                Deferred Sales          Deferred Sales                                   Deferred Sales
Ended 8/31      Charges Retained by     Charges Retained by     Deferred Sales Charges   Charges Retained by
                Distributor             Distributor             Retained by Distributor  Distributor
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2001                None                  $18,231                  $1,873                    None
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2002                $56                    $8,886                   $149                     None
--------------- ----------------------- ----------------------- ------------------------ -----------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class A shares  and  Distribution  and  Service  Plans for Class B,  Class C and Class N
shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Fund  reimburses the  Distributor  for all or a portion of its costs incurred in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular class.

     Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2

     Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates  and in their sole  discretion,  from time to time, may use their own resources (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution  and  administrative  services they perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments  they make from their own  resources to plan recipients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares  after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material  amendment to the Class A Plan that would  materially  increase  payments under the plan. That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each Class, voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The Reports  shall detail the amount of all payments made under a plan and the purpose for which the payments were made.  The reports on the  Class B plan and  Class C plan  shall  also  include  the  Distributor's distribution  costs for that quarter and such costs for previous  fiscal periods that have been  carried  forward.  Those  reports  are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees  of the Fund's  parent  corporation  who are not  "interested persons" of the  corporation (or the Fund) is committed to the discretion of the
Independent  Trustees.  This does not prevent the  involvement  of others in the selection and  nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

     |_| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25%
of average  annual  net assets of Class A shares.  The Board has set the rate at that  level.  While the plan  permits  the Board to  authorize  payments  to the
Distributor  to reimburse  itself for services under the plan, the Board has not yet done so. The Distributor  makes payments to plan recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of
Class A shares held in the accounts of the recipients or their  customers.  With respect to purchases of Class A shares  subject to a contingent  deferred  sales charge by certain  retirement plans that purchased such shares prior to March 1,
2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to Recipients in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the  Distributor makes service fee payments to Recipients  quarterly on those shares. The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by exchange do not qualify for the advance  service fee payment.  If Class A shares purchased by  grandfathered  retirement  accounts are redeemed  during the first year after their  purchase,  the  Recipient  of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

     For the fiscal  year ended  August 31,  2002,  payments  under the Plan for
Class A shares  totaled  $16,455,  all of which was paid by the  Distributor  to recipients.  That included $1,957 paid to an affiliate of the  Distributor.  Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use  payments  received  the Class A Plan to pay any of its  interest  expenses, carrying charges, or other financial costs, or allocation of overhead.

     |_| Class B, Class C and Class N Service and Distribution  Plan Fees. Under
each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular  business  day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate,  whether the
Distributor's  distribution  expenses  are more or less than the amounts paid by the Fund under the plan  during the period for which the fee is paid.  The types of services that recipients  provide are similar to the services  provided under the Class A service plan, described above.

     The Class B, Class C and the Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in  advance.  However,  the
Distributor  currently  intends to pay the service fee to  recipients in advance for the first year after the shares are  purchased.  After the first year shares are outstanding,  the Distributor makes service fee payments  quarterly on those shares.  The  advance  payment is based on the net asset  value of shares  sold.
Shares  purchased  by  exchange  do not  qualify  for the  advanced  service fee payment.  If Class B,  Class C or Class N shares are  redeemed  during the first year after their  purchase,  the  recipient  of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service fees  increases
Class N expenses by 0.50% of the net assets per year of the respective class.

     The Distributor  retains the asset-based sales charge on Class B shares and
Class N shares. The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales  charge  as an  ongoing  concession  to the  recipient  on  Class C shares outstanding  for a year or more.  If a dealer has a special  agreement  with the
Distributor,  the  Distributor  will  pay the  Class B,  Class C and/or  Class N service fee and the asset-based  sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

     The asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

     o pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,

     o may  finance  payment  of sales  concessions  and/or  the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

     o employs personnel to support distribution of Class B, Class C and Class N shares, and

     o bears the costs of sales literature,  advertising and prospectuses (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,

     o may not be able to adequately compensate dealers that sell Class B, Class
C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

     o receives  payments under the plans  consistent  with the service fees and asset-based sales charges paid by other  non-proprietary funds that charge 12b-1 fees,

     o may use the  payments  under  the plan to  include  the  Fund in  various third-party distribution programs that may increase sales of Fund shares,

     o may experience increased difficulty selling the Fund's shares if payments under the plan are  discontinued  because most competitor  funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and

     o may not be able to continue  providing,  at the same or at a lesser cost, the same quality  distribution  sales  efforts and  services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     When Class B, Class C or Class N shares are sold without the designation of
a   broker-dealer,   the   Distributor  is   automatically   designated  as  the
broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

     The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent  deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees  may allow the Fund to continue  payments of the  asset-based  sales
charge  to  the  Distributor  for  distributing   shares  before  the  plan  was
terminated.

  -----------------------------------------------------------------------------------------------------------------
                     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8/31/02
  -----------------------------------------------------------------------------------------------------------------
                                                                       Distributor's            Distributor's
                                                                         Aggregate              Unreimbursed
                                 Total              Amount              Unreimbursed            Expenses as %
                               Payments           Retained by             Expenses              of Net Assets
  Class                       Under Plan          Distributor            Under Plan               of Class
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class B Plan                  $50,160            $40,0821               $155,744                  4.06%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class C Plan                  $13,899             $4,9822               $55,457                   4.41%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class N Plan                   $379                $433                   None                     0%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
1.     Includes $973 paid to an affiliate of the Distributor's parent company.
2.     Includes $154 paid to an affiliate of the Distributor's parent company.

     All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety  of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value and "total return at net asset value." An  explanation  of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.525.7048
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

The Fund's  illustrations of its performance data in advertisements  must comply with rules of the Securities and Exchange  Commission.  Those rules describe the types of performance  data that may be used and how it is to be  calculated.  In general,  any advertisement by the Fund of its performance data must include the average  annual total  returns for the  advertised  class of shares of the Fund.
Those returns must be shown for the 1-, 5-, and 10-year  periods (or the life of the class, if less) ending as of the most recently ended calendar  quarter prior to the publication of the advertisement (or its submission for publication).

Use of standardized  performance calculations enables an investor to compare the
Fund's  performance  to the  performance  of other  funds for the same  periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

|_| Total returns measure the performance of a hypothetical  account in the Fund over  various  periods  and do not show the  performance  of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

|_| An investment in the Fund is not insured by the FDIC or any other government agency.

|_| The  Fund's  performance  returns  do not  reflect  the  effect  of taxes on dividends and capital gains distributions.

|_|  The  principal  value  of the  Fund's  shares  and  total  returns  are not guaranteed and normally will fluctuate on a daily basis.

|_| When an investor's shares are redeemed,  they may be worth more or less than their  original  cost.

|_| Total  returns for any given past period  represent  historical  performance information  and are not, and should not be  considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  debt  investments,  the  types  of investments the Fund holds, and its operating expenses that are allocated to the particular class.

                   The Fund's Total Returns for the Periods Ended 08/31/02
                  Cumulative Total                Average Annual Total Returns
                      Returns
                      10 Years                    1-Year       5-Year
                 (or life of class)                           (or life of class)
Class Of
Shares

              After Sales    Without   After Sales     Without    After Sales  Without Sales
                 Charge       Sales       Charge    Sales Charge     Charge        Charge
                             Charge                     (NAV)
                 (MOP)        (NAV)       (MOP)                      (MOP)         (NAV)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class A1        -46.20%      -42.92%     -25.51%       -20.96%      -16.23%       -14.80%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class B2        -46.15%      -44.57%     -25.58%       -21.66%      -16.21%       -15.51%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class C3        -44.37%      -44.37%     -22.38%       -21.60%      -15.43%       -15.43%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class N4        -35.01%      -34.35%     -22.10%       -21.31%      -24.97%       -24.46%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class Y5        -41.96%      -41.96%     -20.46%       -20.46%      -14.40%       -14.40%
----------------------------------------------------------------------------------------------
           1. Inception of Class A: 3/1/99
           2. Inception of Class B: 3/1/99
           3. Inception of Class C: 3/1/99
           4. Inception of Class N: 3/1/01
           5. Inception of Class Y: 3/1/99

--------------------------------------------------------------------------------------
        Average Annual Total Returns for Class A Shares (After Sales Charge)
                           For the Periods Ended 8/31/021
--------------------------------------------------------------------------------------
------------------------------------------ --------------------- ---------------------
                                                  1-Year                5-Year
                                                                  (or life of class)
------------------------------------------ --------------------- ---------------------
------------------------------------------ --------------------- ---------------------
After Taxes on Distributions                     -25.51%               -16.70%
------------------------------------------ --------------------- ---------------------
------------------------------------------ --------------------- ---------------------
After Taxes on Distributions and                 -15.53%               -12.43%
Redemption of Fund Shares
------------------------------------------ --------------------- ---------------------
1.       Inception date of Class A: 3/1/99

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return  shows the  average  rate of return for each year in a period  that would produce the  cumulative  total return over the entire period.  However,  average annual total returns do not show actual year-by-year performance.  The Fund uses standardized  calculations  for its total  returns as prescribed by the SEC. The methodology is discussed below.

                                        1/n
                                ( ERV )
                                ( --- )    - 1 = Average Annual Total Return
                                (  P  )

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P") (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment  of the  applicable  contingent deferred  sales charge is applied,  depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth  years,  2.0%  in the  fifth  year,  1.0%  in the  sixth  year  and  none thereafter.  For Class C shares,  the 1.0%  contingent  deferred sales charge is deducted  for  returns for the  one-year  period.  For Class N shares,  the 1.0%
contingent  deferred  sales  charge is deducted for returns for the one-year and life-of-class  periods  as  applicable.  There is no sales  charge  for  Class Y shares.

     |_| Average Annual Total Return.  The "average annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

     |_|  Average  Annual  Total  Return  (After  Taxes on  Distributions).  The
"average annual total return (after taxes on  distributions)"  of Class A shares is an average  annual  compounded  rate of return  for each year in a  specified number of years,  adjusted to show the effect of federal taxes (calculated using the  highest  individual  marginal  federal  income  tax  rates in effect on any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

     |_|  Average  Annual  Total  Return  (After  Taxes  on  Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemptions)
-----
  P

     |_| Cumulative  Total Return.  The  "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual
basis.     Cumulative     total    return    is     determined    as    follows:

                        ERV - P
                        -----  = Total Return
                          P

     |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  There  is no  sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares  (without
considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market  index in its  Annual  Report  to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance  of  its  classes  of  shares  by  Lipper,  Inc.  Lipper  is  a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks
their  performance  for  various  periods  based  on  investment   styles.   The
performance of the Fund is ranked by Lipper  against all other  European  region funds. The Lipper  performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not
take  sales  charges  or  taxes  into   consideration.   Lipper  also  publishes
"peer-group"  indices of the  performance of all mutual funds in a category that it  monitors  and  averages  of the  performance  of  the  funds  in  particular categories.

     |_|  Morningstar  Rankings.  From  time to time the Fund  may  publish  the ranking  and/or  star  rating of the  performance  of its  classes  of shares by
Morningstar,  Inc., an independent mutual fund monitoring  service.  Morningstar rates and ranks  mutual funds in broad  investment  categories:  domestic  stock funds,  international stock funds,  taxable bond funds and municipal bond funds.
The Fund is ranked among international stock funds.

     Morningstar  proprietary  star rankings  reflect  historical  risk-adjusted total  investment  return.  For  each  fund  with  at  least a  3-year  history,
Morningstar  calculates a Morningstar  RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's  load-adjusted  return for the same period, and then adjusting this excess return for risk. The top 10%
of funds in each broad asset  class  receive 5 stars,  the next 22.5%  receive 4 stars,  the next 35% receive 3 stars,  the next 22.5%  receive two stars and the bottom 10% receive 1 star. The Overall  Morningstar Rating for a fund is derived from a weighted  average of the performance  figures  associated with its 3-, 5-
and 10-year (if applicable) Morningstar Ratings metrics.

     The Fund may also compare its total  return  ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings  are  percentages  from one percent to one hundred  percent and are not risk adjusted. For example, if a fund is in the 94th percentile, that means that
94% of the funds in the same category performed better than it did.

     |_|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's Class A, Class B or Class C shares may be compared in publications to the performance  of various  market  indices  or other  investments,  and  averages, performance  rankings or other  benchmarks  prepared by  recognized  mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. Government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example,  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix B contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $25.  Effective  November 1, 2002,  for any new Asset  Builder Plan,
each purchase through  AccountLink  must be at least $50 and  shareholders  must invest at least $500 before an Asset  Builder Plan can be  established  on  a new account.  Accounts  established prior to November 1, 2001 will remain at $25 for additional  purchases.  Shares will be purchased on the regular business day the  Distributor is instructed to initiate the Automated  Clearing House ("ACH")
transfer to buy the shares.  Dividends will begin to accrue on shares  purchased with the proceeds of ACH transfers on the business day the Fund receives Federal
Funds for the purchase  through the ACH system  before the close of The New York
Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular  business  day. The proceeds of ACH  transfers  are normally received  by the Fund three  days  after the  transfers  are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation  and Letters of Intent  because of the  economies of sales  efforts and reduction in expenses realized by the  Distributor,  dealers and brokers  making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this
Statement of Additional  Information because the Distributor or dealer or broker incurs little or no selling expenses.

     |_| Right of Accumulation. To qualify for the lower sales charge rates that apply to  larger  purchases  of Class A  shares,  you and  your  spouse  can add together:

o  Class A and  Class  B  shares  you  purchase  for  your  individual  accounts
(including IRAs and 403(b) plans),  or for your joint accounts,  or for trust or custodial accounts on behalf of your children who are minors, and

o  Current  purchases  of  Class A and  Class B shares  of the  Fund  and  other
Oppenheimer  funds to reduce  the sales  charge  rate that  applies  to  current purchases of Class A shares, and

o Class A and  Class B shares of  Oppenheimer  funds  you  previously  purchased subject to an initial or  contingent  deferred  sales charge to reduce the sales charge rate for current  purchases  of Class A shares,  provided  that you still hold your investment in one of the Oppenheimer funds.

     A fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including  one or more  employee  benefit plans of the same employer) that has multiple  accounts.  The  Distributor  will add the value, at current offering price, of the shares you previously purchased and currently own to the value of  current  purchases  to  determine  the sales  charge  rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the
Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase Class A shares or
Class A and  Class B shares  of the Fund and other  Oppenheimer  funds  during a
13-month  period,  you can reduce  the sales  charge  rate that  applies to your purchases of Class A shares. The total amount of your intended purchases of both
Class A and Class B shares will  determine the reduced sales charge rate for the
Class A shares purchased during that period.  You can include  purchases made up to 90 days  before the date of the  Letter.  Letters  of Intent do not  consider
Class C or Class N shares you purchase or may have purchased.

     A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13 month  period (the  "Letter of
Intent period").  At the investor's request,  this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the aggregate amount of purchases of shares which,  when added to the  investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares  within the Letter of
Intent  period,  when added to the value (at offering  price) of the  investor's holdings  of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional  amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow,"  below  (those  terms may be  amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the  intended purchase  amount  will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the application  used for a Letter of Intent. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the concessions  previously paid to the dealer of record  for the  account  and the  amount of sales  charge retained by the Distributor  will be adjusted to the rates  applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the
Distributor  will be used  to  purchase  additional  shares  for the  investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent  entered  into by an  OppenheimerFunds  prototype  401(k)  plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of commissions paid to the broker-dealer or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor  to advise the  Distributor  about the Letter in placing  any  purchase orders  for the  investor  during  the  Letter  of  Intent  period.  All of such purchases must be made through the Distributor.

         |_| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within  the 13 month  Letter of  Intent  period,  the  escrowed  shares  will be promptly released to the investor.

     3. If,  at the end of the  13-month  Letter  of  Intent  period  the  total purchases  pursuant  to the Letter are less than the  intended  purchase  amount specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which would have been paid if the total amount purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:  (a) Class A shares sold with a front-end  sales charge or subject to a Class A contingent  deferred sales charge,  (b) Class B shares of other Oppenheimer funds acquired subject to a contingent  deferred sales charge,  and (c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired  subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the  other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares  directly from a bank  account,  you must  enclose a check  (the  minimum  is $25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset  Builder Plan,  and will remain at $25 for those  accounts established  prior to  November  1, 2002.  However,  as  described  above  under
"AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum  investment  for new Asset  Builder Plans will increase to $50, each purchase must be at least $50 and shareholders  must invest at least $500 before an Asset Builder Plan can be established. Shares purchased by Asset Builder Plan payments  from bank  accounts  are subject to the  redemption  restrictions  for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified retirement accounts.
Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner &  Smith,  Inc.  ("Merrill  Lynch") or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable  investments  reach $5 million.  OppenheimerFunds  has  entered  into arrangements  with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such  compensation  may act to reduce the  record  keeping  fees  charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time,  potentially  affecting  the  record  keeping  fees  charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

|X| Class A Shares Subject to a Contingent  Deferred Sales Charge. For purchases of Class A shares at net asset  value,  whether or not  subject to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |_| Class B Conversion.  Under current interpretation of applicable federal tax law by the Internal  Revenue  Service,  the  conversion of Class B shares to
Class A shares  after  six  years is not  treated  as a  taxable  event  for the shareholder.  If those  laws,  or the IRS  interpretation  of those laws  should change, the automatic  conversions  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

o to all direct rollovers from OppenheimerFunds-sponsored  Pinnacle and Ascender retirement plans,

o to all rollover contributions made to Individual 401(k) plans,  Profit-Sharing
Plans and Money Purchase Pension Plans,

o        to all trustee-to-trustee IRA transfers,

o        to all 90-24 type 403(b) transfers,

o to Group  Retirement  Plans (as  defined in  Appendix B to this  Statement  of
Additional  Information)  which have entered into a special  agreement  with the
Distributor for that purpose,

o to Retirement  Plans qualified under Sections 401(a) or 401(k) of the Internal
Revenue Code, the  recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,

o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o to OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

o to  certain  customers  of  broker-dealers  and  financial  advisors  that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
A  shares  of one or  more  Oppenheimer  funds  (other  than  rollovers  from an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

     o on purchases of Class N shares by an OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |_|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing  agent fees and  expenses,  share  registration  fees and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus,  effective  September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500. This fee will not be charged for:

o Accounts  that have  balances  below $500 due to the  automatic  conversion of shares from Class B to Class A shares;

o Accounts  with an active  Asset  Builder  Plan,  payroll  deduction  plan or a military allotment plan;

o   OppenheimerFunds-sponsored   group  retirement   accounts  that  are  making
continuing purchases;

o Certain  accounts  held by  broker-dealers  through  the  National  Securities
Clearing Corporation; and

o Accounts that fall below the $500 threshold due solely to market  fluctuations within the 12-month period preceding the date the fee is deducted.

The first  annual  fee will be  charged  on or about  September  27,  2002,  and annually  thereafter  on or about the second to last  business day of September.
This annual fee will be waived for any  shareholders  who elect to access  their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their  primary  source for
their  general   servicing  needs.  To  sign  up  to  access  account  documents electronically via eDocs Direct,  please visit the Service Center on our website
at   www.oppenheimerfunds.com   or   call   1.888.470.0862   for   instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of
The New York Stock  Exchange  ("the  Exchange") on each day that the Exchange is open.  The  calculation  is done by dividing  the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of  that  class  that  are outstanding.  The Exchange  normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean "Eastern Time." The Exchange's most recent annual announcement  (which is  subject  to  change)  states  that it will close on New
Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday,  Memorial
Day,  Independence  Day, Labor Day,  Thanksgiving  Day and Christmas Day. It may
also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem  shares.  Additionally,  trading on European  and Asian stock exchanges and over-the-counter markets normally is completed before the close of
The New York Stock Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of The New York  Stock  Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the
Manager  determines  that the event is likely to effect a material change in the value  of  the  security.  The  Manager,  or  an  internal  valuation  committee established  by the Manager,  as  applicable,  may establish a valuation,  under procedures  established  by the Board and subject to the approval,  ratification and confirmation by the Board at its next ensuing meeting.

     |_|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     |_|  Equity  securities  traded  on  a  U.S.   securities  exchange  or  on
Nasdaq(R)are valued as follows:

(1) if last sale information is regularly reported,  they are valued at the last reported  sale price on the  principal  exchange  on which they are traded or on
Nasdaq, as applicable, on that day, or

(2) if last sale  information  is not  available on a valuation  date,  they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

(1) at the last sale price  available  to the  pricing  service  approved by the
Board of Trustees, or

(2) at the last  sale  price  obtained  by the  Manager  from the  report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

     |_| Long-term debt securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     |_| The following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

(1) debt instruments that have a maturity of more than 397 days when issued,

(2) debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and

(3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     |_| The following  securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a  non-money  market  fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and (2) debt instruments held by a money market fund that has a remaining maturity of 397 days or less.

     |_|   Securities    (including    restricted    securities)    not   having
readily-available  market  quotations are valued at fair value  determined under the Board's  procedures.  If the  Manager is unable to locate two market  makers willing to give  quotes,  a security may be priced at the mean between the "bid"
and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable,  as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

     |_| Class A shares purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge which was paid, or

     |_| Class B shares  that were  subject to the Class B  contingent  deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

(1)      state the reason for the distribution;

(2)  state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and

(3)  conform to the  requirements  of the plan and the Fund's  other  redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of The New York Stock
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so  earlier  on  some  days.  Additionally,  the  order  must  have  been transmitted  to and received by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix B to this Statement of
Additional Information)

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |_| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Effective  November 1,
2002,  the minimum  amount that may be  exchanged  to each other fund account is
$50.  Instructions  should be provided on the  OppenheimerFunds  Application  or signature-guaranteed instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges  as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

     |_| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor at 1.800.525.7048. o All of the Oppenheimer
funds currently offer Class A, B, C, N and Y with the following exceptions:  The following  funds  only  offer  Class A shares:  Centennial  America  Fund,  L.P.
Centennial Tax Exempt Trust Centennial  California Tax Exempt Trust  Oppenheimer
Concentrated  Growth Fund Centennial  Government Trust  Oppenheimer Money Market
Fund, Inc. Centennial Money Market Trust Oppenheimer Real Estate Fund Centennial
New York Tax Exempt Trust Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

     o Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other fund.

     o Class B,  Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by  exchange  from the same  class of shares of other
Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash
Reserves acquired by exchange of Class M shares.

     o Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.

     o Shares of Oppenheimer Capital  Preservation Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash Reserves or
Oppenheimer   Limited-Term   Government  Fund.  Only   participants  in  certain
retirement plans may purchase shares of Oppenheimer  Capital  Preservation Fund, and only those  participants may exchange shares of other  Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

     o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by  exchange  of shares of  Oppenheimer  Money  Market Fund or Class A shares of
Oppenheimer Cash Reserves.

     o Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
and  Oppenheimer  Select  Managers QM Active Balanced Fund are only available to retirement  plans and are  available  only by  exchange  from the same  class of shares of other Oppenheimer funds held by retirement plans.

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of
Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
They may also be used to  purchase  shares of  Oppenheimer  funds  subject to an early withdrawal charge or contingent deferred sales charge.

     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds  of shares of other  mutual  funds  (other  than  funds  managed by the
Manager or its subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that  privilege,  the investor or the investor's  dealer must notify the  Distributor  of  eligibility  for this  privilege at the time the shares of
Oppenheimer  Money Market Fund,  Inc. are  purchased.  If  requested,  they must supply proof of entitlement to this privilege.

     Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |_| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge with the following exceptions:

o When Class A shares of any  Oppenheimer  fund (other than  Rochester  National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any  other  Oppenheimer  funds  purchased  subject  to a Class  A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When  Class A shares of  Rochester  National  Municipals  and  Rochester  Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer  Money Market
Fund,  Inc.  acquired  by  exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o With respect to Class B shares,  the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class C shares,  the Class C contingent  deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs and  403(b)  plans)  is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are  redeemed  to effect an  exchange, the  priorities  described  in "How To Buy  Shares"  in the  Prospectus  for the
imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed  in  determining  the order in which the shares are  exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |_| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |_| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur  for  example,   during  periods  of   substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |_| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan will be switched to the new fund account unless you tell the Transfer Agent not  to do so.  However,  special  redemption  and  exchange  features  such  as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate for Class
B,  Class C,  Class N and Class Y shares,  and the rate can  charge  for Class A shares.  There can be no  assurance  as to the payment of any  dividends  or the realization  of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market conditions,  the composition  of the Fund's  portfolio,  and expenses  borne by the Fund or borne separately by a class.  Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However,  dividends on Class
B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.  That is  because  of the  effect of the  asset-based  sales charge on Class B, Class C and Class N shares.  Those dividends will also differ in amount as a  consequence  of any  difference  in the net asset  values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions.  The federal tax treatment of the Fund's dividends and capital gains  distributions is briefly  highlighted in the  Prospectus.  The  following  is only a  summary  of  certain  additional considerations generally affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers  with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign  corporations,  those dividends will not qualify for the deduction.
Since it is  anticipated  that most of the Fund's  income  will be derived  from interest it receives on its  investments,  the Fund does not anticipate that its distributions will qualify for this deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have  shareholders of record on the last day of its  taxable  year  treated  as if each  received a distribution of their pro rata share of such gain. As a result, each shareholder will be  required  to report his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will  receive a  refundable  tax credit for his/her  pro rata share of tax paid by the Fund on the gain,  and will  increase the tax basis for his/her  shares by an amount equal to the deemed  distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The  Fund  will be  required  in  certain  cases to  withhold  30% (29% for payments after December 31, 2003) of ordinary  income  dividends,  capital gains distributions  and  the  proceeds  of the  redemption  of  shares,  paid  to any shareholder  (1) who has  failed to  provide a correct  taxpayer  identification number or to properly  certify  that number when  required,  (2) who is subject to backup  withholding  for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder  is not subject to backup  withholding  or is an "exempt  recipient"
(such as a corporation). All income and any tax withheld by the Fund is remitted by the  Fund to the  U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her - shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's  adjusted tax basis in the shares. All or a portion of any loss  recognized  in that  manner may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
All income and any tax  withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports  mailed to  shareholders  in March of each year.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S.  trade or business,  then the foreign  person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

     If the foreign person fails to provide a  certification  of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary  income  dividends,  capital gains distributions and the proceeds of the redemption of shares,  paid to any foreign person.  All  income and any tax  withheld  (in this  situation)  by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  Custodian  of the Fund's  assets.  The
Custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the Custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP is the  independent  auditors of the Fund. They audit the Fund's financial  statements and perform other related audit services.
They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER EUROPE FUND:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Europe Fund, including the statement of investments, as of August
 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from March 1, 1999 (inception of offering) to
 August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Europe Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from March 1, 1999
 (inception of offering) to August 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
------------
KPMG LLP

Denver, Colorado
September 23, 2002

31 OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  August 31, 2002

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
================================================================================
 COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--20.2%
--------------------------------------------------------------------------------
 AUTOMOBILES--1.9%
 Bayerische Motoren
 Werke AG (BMW)                                          2,030        $   76,726
--------------------------------------------------------------------------------
 Porsche AG, Preferred                                     284           136,474
                                                                      ----------
                                                                         213,200

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--5.1%
 Barratt Developments plc                               33,830           219,662
--------------------------------------------------------------------------------
 Koninklijke (Royal) Philips
 Electronics NV                                         17,300           346,109
                                                                      ----------
                                                                         565,771

--------------------------------------------------------------------------------
 MEDIA--9.4%
 British Sky Broadcasting
 Group plc(1)                                           19,490           183,910
--------------------------------------------------------------------------------
 JC Decaux SA(1)                                         9,230           108,622
--------------------------------------------------------------------------------
 Pearson plc                                             5,710            56,707
--------------------------------------------------------------------------------
 Reed Elsevier plc                                      45,770           408,525
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                      11,000           196,768
--------------------------------------------------------------------------------
 WPP Group plc                                          11,010            81,069
                                                                      ----------
                                                                       1,035,601

--------------------------------------------------------------------------------
 MULTILINE RETAIL--2.0%
 Mothercare plc                                         32,400            75,179
--------------------------------------------------------------------------------
 Stockmann AB, Cl. B                                    10,400           143,810
                                                                      ----------
                                                                         218,989

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.8%
 New Dixons Group plc                                   34,130            86,585
--------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.0%
 Hermes International SA                                   830           115,097
--------------------------------------------------------------------------------
 CONSUMER STAPLES--8.8%
--------------------------------------------------------------------------------
 BEVERAGES--1.1%
 Diageo plc                                              9,670           116,976
--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.5%
 Boots Co. plc                                           4,415            37,426
--------------------------------------------------------------------------------
 Delhaize Group                                            700            20,945
                                                                      ----------
                                                                          58,371

--------------------------------------------------------------------------------
 FOOD PRODUCTS--2.8%
 Cadbury Schweppes plc                                  26,465           191,491
--------------------------------------------------------------------------------
 Nestle SA                                                 550           118,011
                                                                      ----------
                                                                         309,502

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.7%
 Reckitt Benckiser plc                                  10,140        $  187,599
--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.1%
 L'Oreal SA                                              1,730           124,786
--------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.6%
 Tod's SpA                                               4,400           176,918
--------------------------------------------------------------------------------
 ENERGY--0.9%
--------------------------------------------------------------------------------
 OIL & GAS--0.9%
 ENI SpA                                                 6,500            98,423
--------------------------------------------------------------------------------
 FINANCIALS--14.4%
--------------------------------------------------------------------------------
 BANKS--6.4%
 DePfa Bank plc                                          1,900           104,347
--------------------------------------------------------------------------------
 Lloyds TSB Group plc                                   23,350           201,911
--------------------------------------------------------------------------------
 Royal Bank of
 Scotland Group plc (The)                                7,790           185,937
--------------------------------------------------------------------------------
 Sanpaolo IMI SpA                                       10,400            86,388
--------------------------------------------------------------------------------
 Standard Chartered plc                                 11,250           128,779
                                                                      ----------
                                                                         707,362

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--4.5%
 Collins Stewart Ltd.                                   42,820           197,390
--------------------------------------------------------------------------------
 Van der Moolen
 Holding NV                                             13,600           294,759
                                                                      ----------
                                                                         492,149

--------------------------------------------------------------------------------
 INSURANCE--2.1%
 Aviva plc                                              17,350           133,925
--------------------------------------------------------------------------------
 Royal & Sun Alliance
 Insurance Group plc                                    48,230            92,886
                                                                      ----------
                                                                         226,811

--------------------------------------------------------------------------------
 REAL ESTATE--1.4%
 Rodamco Europe NV                                       3,900           158,727
--------------------------------------------------------------------------------
 HEALTH CARE--23.1%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.6%
 Qiagen NV(1)                                           10,500            63,844
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--10.8%
 Amersham plc                                           11,530           101,485
--------------------------------------------------------------------------------
 Elekta AB, B Shares(1)                                 46,900           487,116
--------------------------------------------------------------------------------
 Essilor International SA                                3,400           133,709
--------------------------------------------------------------------------------
 Instrumentarium Corp.
 Oyj                                                     7,000           162,629
--------------------------------------------------------------------------------
 Radiometer AS, Cl. B                                    1,300            48,075
--------------------------------------------------------------------------------
 Smith & Nephew plc                                     45,560           262,526
                                                                      ----------
                                                                       1,195,540

12 OPPENHEIMER EUROPE FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.6%
 Fresenius AG, Preference                                   4,094       $132,495
--------------------------------------------------------------------------------
 Nicox SA(1)                                               24,440        381,096
                                                                        --------
                                                                         513,591

--------------------------------------------------------------------------------
 PHARMACEUTICALS--7.1%
 GlaxoSmithKline plc, ADR                                   1,750         66,307
--------------------------------------------------------------------------------
 Novartis AG                                                5,081        206,192
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                       3,931        235,741
--------------------------------------------------------------------------------
 Shire Pharmaceuticals
 Group plc(1)                                              19,950        191,645
--------------------------------------------------------------------------------
 UCB SA                                                     2,900         82,790
                                                                        --------
                                                                         782,675

--------------------------------------------------------------------------------
 INDUSTRIALS--19.5%
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--4.9%
 Amadeus Global Travel
 Distribution SA                                           28,100        152,945
--------------------------------------------------------------------------------
 BTG plc(1)                                                25,530         86,488
--------------------------------------------------------------------------------
 Buhrmann NV                                                7,000         50,114
--------------------------------------------------------------------------------
 Rentokil Initial plc                                      31,310        115,393
--------------------------------------------------------------------------------
 Societe BIC SA                                             3,550        135,778
                                                                        --------
                                                                         540,718

--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--2.6%
 Grupo Dragados SA                                          6,280         89,918
--------------------------------------------------------------------------------
 Koninklijke Boskalis
 Westminster NV                                             6,602        194,238
                                                                        --------
                                                                         284,156

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.9%
 SGL Carbon AG(1)                                           5,633        103,138
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.1%
 Aalberts Industries NV                                    16,324        236,132
--------------------------------------------------------------------------------
 MACHINERY--4.4%
 Halma plc                                                150,650        288,970
--------------------------------------------------------------------------------
 Krones AG                                                  4,221        200,768
                                                                        --------
                                                                         489,738

--------------------------------------------------------------------------------
 MARINE--1.1%
 Tsakos Energy
 Navigation Ltd.(1)                                        10,100        123,725
--------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--1.7%
 Electrocomponents plc                                     38,899        185,633
--------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--1.8%
 Eurotunnel SA(1)                                         221,610        193,426

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--8.7%
--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.9%
 Logitech International SA(1)                            3,216       $   105,436
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
 Lambda Physik AG(1)                                     9,056            74,602
--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.2%
 ASM International
 NV(1)                                                  13,400           167,768
--------------------------------------------------------------------------------
 Jenoptik AG                                            12,483           205,055
--------------------------------------------------------------------------------
 STMicroelectronics NV                                   9,760           197,175
                                                                     -----------
                                                                         569,998

--------------------------------------------------------------------------------
 SOFTWARE--1.9%
 Business Objects SA(1)                                  4,620            87,672
--------------------------------------------------------------------------------
 Software AG                                             3,057            38,404
--------------------------------------------------------------------------------
 UBI Soft
 Entertainment SA(1)                                     5,480            85,988
                                                                     -----------
                                                                         212,064

--------------------------------------------------------------------------------
 MATERIALS--2.2%
--------------------------------------------------------------------------------
 CHEMICALS--2.2%

 Givaudan                                                  586           245,615
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.5%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
 BT Group plc                                           18,960            58,658
--------------------------------------------------------------------------------
 UTILITIES--1.0%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.4%
 Electricidade de
 Portugal SA                                            27,100            44,384
--------------------------------------------------------------------------------
 WATER UTILITIES--0.6%
 AWG plc(1)                                              8,620            65,671
                                                                     -----------
 Total Common Stocks
 (Cost $12,379,564)                                                   10,981,611
                                                         UNITS

================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 Banca Bipielle Network
 SpA Wts., Exp. 12/31/03(1)

 (Cost $0)                                               1,200                --

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $12,379,564)                                       99.3%       10,981,611
--------------------------------------------------------------------------------
 OTHER ASSETS NET
 OF LIABILITIES                                            0.7            78,058
                                                        ------------------------
 NET ASSETS                                              100.0%      $11,059,669
                                                        ========================

13 OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC
DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS
AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC DIVERSIFICATION           MARKET VALUE                      PERCENT
--------------------------------------------------------------------------------
 Great Britain                         $ 4,008,733                         36.5%
 France                                  1,799,090                         16.4
 The Netherlands                         1,708,459                         15.6
 Germany                                   967,662                          8.8
 Switzerland                               675,254                          6.2
 Sweden                                    487,116                          4.4
 Italy                                     361,729                          3.3
 Finland                                   306,439                          2.8
 Spain                                     242,863                          2.2
 Norway                                    123,725                          1.1
 Ireland                                   104,347                          1.0
 Belgium                                   103,735                          0.9
 Denmark                                    48,075                          0.4
 Portugal                                   44,384                          0.4
                                       -----------------------------------------
 Total                                 $10,981,611                        100.0%
                                       =========================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14 OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2002

================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $12,379,564)--see accompanying
   statement                                                        $10,981,611
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                    2,532
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       514,055
 Dividends                                                               36,825
 Other                                                                      737
                                                                    ------------
 Total assets                                                         11,535,760

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Bank overdraft                                                         303,817
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                  81,959
 Investments purchased                                                   31,940
 Shareholder reports                                                     21,880
 Transfer and shareholder servicing agent fees                            9,265
 Distribution and service plan fees                                       5,041
 Trustees' compensation                                                   2,167
 Other                                                                   20,022
                                                                    ------------
 Total liabilities                                                      476,091

================================================================================
 NET ASSETS                                                         $11,059,669
                                                                    ============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                    $22,031,321
--------------------------------------------------------------------------------
 Accumulated net investment loss                                         (5,794)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                        (9,570,499)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies            (1,395,359)
                                                                    ------------
 NET ASSETS                                                         $11,059,669
                                                                    ============

15 OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $5,842,417 and 1,076,205 shares of beneficial interest outstanding)      $5.43
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                              $5.76
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,835,649 and 725,811 shares of beneficial interest
 outstanding)                                                             $5.28
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,257,766 and 237,286 shares of beneficial interest
 outstanding)                                                             $5.30
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $56,312 and 10,443 shares of beneficial interest
 outstanding)                                                             $5.39
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $67,525 and 12,226 shares of beneficial
 interest outstanding)                                                    $5.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 OPPENHEIMER EUROPE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2002

================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $30,519)            $   201,397
--------------------------------------------------------------------------------
 Interest                                                                22,421
                                                                    ------------
 Total investment income                                                223,818

================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                        106,734
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 16,455
 Class B                                                                 50,160
 Class C                                                                 13,899
 Class N                                                                    379
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 48,196
 Class B                                                                 35,750
 Class C                                                                  9,560
 Class N                                                                    538
 Class Y                                                                  2,117
--------------------------------------------------------------------------------
 Shareholder reports                                                     56,189
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees                             16,450
--------------------------------------------------------------------------------
 Custodian fees and expenses                                              8,855
--------------------------------------------------------------------------------
 Trustees' compensation                                                     708
--------------------------------------------------------------------------------
 Other                                                                    3,717
                                                                    ------------
 Total expenses                                                         369,707
 Less reduction to custodian expenses                                       (59)
 Less voluntary reimbursement of expenses                                (4,614)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Classes A, B, C and N                                    (31,806)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Class Y                                                   (2,101)
                                                                    ------------
 Net expenses                                                           331,127

================================================================================
 NET INVESTMENT LOSS                                                   (107,309)

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                         (3,100,938)
 Foreign currency transactions                                          567,385
                                                                    ------------
 Net realized loss                                                   (2,533,553)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                         (1,132,721)
 Translation of assets and liabilities denominated in
 foreign currencies                                                     595,008
                                                                    ------------
 Net change                                                            (537,713)
                                                                    ------------
 Net realized and unrealized loss                                    (3,071,266)

================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(3,178,575)
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 OPPENHEIMER EUROPE FUND

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED AUGUST 31,                                       2002          2001
================================================================================
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment loss                                 $  (107,309)   $   (66,385)
--------------------------------------------------------------------------------
 Net realized loss                                    (2,533,553)    (6,675,981)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation                  (537,713)    (1,250,843)
                                                     ---------------------------
 Net decrease in net assets resulting from operations (3,178,575)    (7,993,209)

================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest
 transactions:
 Class A                                                 820,312       (827,962)
 Class B                                                 (75,408)     1,458,939
 Class C                                                 180,239        634,311
 Class N                                                  68,859          1,000
 Class Y                                                  62,051             64

================================================================================
 NET ASSETS
--------------------------------------------------------------------------------
 Total decrease                                       (2,122,522)    (6,726,857)
--------------------------------------------------------------------------------
 Beginning of period                                  13,182,191     19,909,048
                                                     ---------------------------
 End of period [including accumulated net investment
 loss of $5,794 and $1,805, respectively]            $11,059,669    $13,182,191
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.87          $11.28
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)             --
(.06)             .02
 Net realized and unrealized gain (loss)          (1.41)          (4.41)
1.12              .76

-------------------------------------------------------
 Total from investment operations                 (1.44)          (4.41)
1.06              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.43          $ 6.87
$11.28           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.96)%        (39.10)%
9.99%            7.80%

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $5,842          $6,630
$11,809           $4,347
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $6,847          $9,051          $
8,366           $3,473
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                     (0.42)%         (0.06)%
(0.73)%           0.54%
 Expenses                                          2.38%           1.87%
1.94%            1.61%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.10%           1.87%
1.92%            1.61%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.74          $11.15
$10.73           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.09)           (.06)
(.08)            (.03)
 Net realized and unrealized gain (loss)          (1.37)          (4.35)
1.04              .76

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.41)
..96              .73
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.28          $ 6.74
$11.15           $10.73

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.66)%        (39.55)%
9.09%            7.30%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $3,836          $5,129
$6,685             $851
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $5,012          $5,829
$3,954             $401
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.21)%         (0.85)%
(1.56)%          (0.87)%
 Expenses                                          3.15%           2.68%
2.77%            2.60%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.87%           2.68%
2.75%            2.60%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 OPPENHEIMER EUROPE FUND

 CLASS C   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.76          $11.20
$10.76           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.07)           (.04)
(.08)            (.02)
 Net realized and unrealized gain (loss)          (1.39)          (4.40)
1.06              .78

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.44)
..98              .76
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.30          $ 6.76
$11.20           $10.76

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.60)%        (39.64)%
9.26%            7.60%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $1,258          $1,422
$1,413             $133
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,389          $1,823           $
811             $ 52
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.30)%         (0.61)%
(1.56)%          (0.82)%
 Expenses                                          3.13%           2.69%
2.77%            2.57%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.85%           2.69%
2.75%            2.57%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS N   YEAR ENDED AUGUST 31,                            2002         2001(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 6.85         $ 8.21
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)           .01
 Net realized and unrealized loss                          (1.43)         (1.37)
                                                          ----------------------
 Total from investment operations                          (1.46)         (1.36)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --             --
 Distributions from net realized gain                         --             --
 Distributions in excess of net realized gain                 --             --
                                                          ----------------------
 Total dividends and/or distributions to shareholders         --              --
--------------------------------------------------------------------------------
 Net asset value, end of period                           $ 5.39         $ 6.85
                                                          ======================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (21.31)%      (16.57)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $56             $1
--------------------------------------------------------------------------------
 Average net assets (in thousands)                           $76             $1
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                      0.15%          0.20%
 Expenses                                                   2.65%          1.74%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and voluntary
 waiver of expenses                                         2.37%          1.74%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                     287%           285%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 OPPENHEIMER EUROPE FUND

 CLASS Y   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.94          $11.32
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.10)            .03
(.05)             .04
 Net realized and unrealized gain (loss)          (1.32)          (4.41)
1.15              .74

-------------------------------------------------------
 Total from investment operations                 (1.42)          (4.38)
1.10              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.52          $ 6.94
$11.32           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.46)%        (38.69)%
10.41%            7.80%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $68              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $12              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      0.46%           0.37%
(0.30)%           0.65%
 Expenses                                         19.08%         211.24%(4)
1.51%            1.52%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      1.53%           1.44%
1.49%            1.52%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Europe Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held

24 OPPENHEIMER EUROPE FUND

 and reported with all other foreign currency gains and losses in the Fund's
 Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of August 31, 2002, the Fund had approximately $2,258,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately
 $30,000 of post-October foreign currency losses which were deferred.

 As of August 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                                 EXPIRING
                                 --------------------------
                                 2009            $  385,788
                                 2010             6,875,740
                                                 -----------
                                 Total           $7,261,528
                                                 ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 August 31, 2002, the Fund's projected benefit obligations were increased by
 $324, resulting in an accumulated liability of $2,127 as of August 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the

25 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the years ended August 31, 2002 and August
 31, 2001.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $115,870, a decrease in accumulated net investment loss of $103,320, and a decrease in accumulated net realized loss on investments of $12,550. Net assets of the Fund were unaffected by the reclassifications.

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Accumulated net investment loss           $     (5,794)
                 Accumulated net realized loss               (9,570,499)
                 Net unrealized depreciation                 (1,395,359)
                                                           -------------
                 Total                                     $(10,971,652)
                                                           =============
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

26 OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED AUGUST 31,
2002                YEAR ENDED AUGUST 31, 2001(1)
                                        SHARES                  AMOUNT
SHARES                  AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 CLASS A

 Sold                                    1,493,094            $ 8,972,262
8,206,271            $ 67,025,636
 Redeemed                               (1,381,282)            (8,151,950)
(8,289,125)            (67,853,598)

-----------------------------------------------------------------------------------
 Net increase (decrease)                   111,812            $   820,312
(82,854)           $   (827,962)

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                      529,093            $ 3,268,092
404,139            $  3,390,595
 Redeemed                                 (563,731)            (3,343,500)
(243,241)             (1,931,656)

-----------------------------------------------------------------------------------
 Net increase (decrease)                   (34,638)           $   (75,408)
160,898            $  1,458,939

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                      265,966            $ 1,604,511
2,827,363            $ 23,336,549
 Redeemed                                 (238,954)            (1,424,272)
(2,743,323)            (22,702,238)

-----------------------------------------------------------------------------------
 Net increase                               27,012            $
180,239               84,040            $    634,311

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                       22,625            $
144,655                  122            $      1,000
 Redeemed                                  (12,304)
(75,796)                  --                      --

-----------------------------------------------------------------------------------
 Net increase                               10,321            $
68,859                  122            $      1,000

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                       72,547            $
421,533                   10            $         64
 Redeemed                                  (60,431)
(359,482)                  --                      --

-----------------------------------------------------------------------------------
 Net increase                               12,116            $
62,051                   10            $         64

===================================================================================

 1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for
 Class N shares.

27 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were
 $38,434,563 and $37,452,703, respectively.
 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $12,404,713 was composed of:

            Gross unrealized appreciation          $   386,339
            Gross unrealized depreciation           (1,809,441)
                                                   ------------
            Net unrealized depreciation            $(1,423,102)
                                                   ============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. Effective
 January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or 0.05%, as the case may be, of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in at least the fourth quintile or the third quintile, as the case may be, of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

28 OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                          AGGREGATE            CLASS A     CONCESSIONS
CONCESSIONS       CONCESSIONS     CONCESSIONS
                          FRONT-END          FRONT-END      ON CLASS A         ON
CLASS B        ON CLASS C      ON CLASS N
                      SALES CHARGES      SALES CHARGES          SHARES
SHARES            SHARES          SHARES
 YEAR                    ON CLASS A        RETAINED BY     ADVANCED BY        ADVANCED
BY       ADVANCED BY     ADVANCED BY
 ENDED                       SHARES        DISTRIBUTOR  DISTRIBUTOR(1)
DISTRIBUTOR(1)    DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------

 August 31, 2002            $25,507            $12,154            $422
$32,732            $6,903            $134

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A         CLASS B       CLASS C        CLASS N
                            CONTINGENT      CONTINGENT    CONTINGENT     CONTINGENT
                              DEFERRED        DEFERRED      DEFERRED       DEFERRED
                         SALES CHARGES   SALES CHARGES SALES CHARGES  SALES CHARGES
 YEAR                      RETAINED BY     RETAINED BY   RETAINED BY    RETAINED BY
 ENDED                     DISTRIBUTOR     DISTRIBUTOR   DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------

 August 31, 2002                   $56          $8,886          $149            $--

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2002 , payments under the Class A Plan totaled $16,455, all of which were paid by the Distributor to recipients, and included $1,957 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

DISTRIBUTOR'S
                                                               DISTRIBUTOR'S
AGGREGATE
                                                                   AGGREGATE
UNREIMBURSED
                                                                UNREIMBURSED
EXPENSES AS %
                        TOTAL PAYMENTS     AMOUNT RETAINED          EXPENSES    OF NET
ASSETS
                            UNDER PLAN      BY DISTRIBUTOR        UNDER PLAN
OF CLASS
---------------------------------------------------------------------------------------------

 Class B Plan                  $50,160             $40,082
$155,744             4.06%
 Class C Plan                   13,899               4,982
55,457             4.41
 Class N Plan                      379                 433
--               --

29 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
 As of August 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                                 EXPIRATION        CONTRACT   VALUATION AS OF
UNREALIZED
 CONTRACT DESCRIPTION                  DATE   AMOUNT (000S)   AUGUST 31, 2002
APPRECIATION
---------------------------------------------------------------------------------------------
 CONTRACTS TO SELL

 Euro [EUR]                          9/3/02          494EUR          $484,535
$2,532

================================================================================
 6. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the period ended or at August
 31, 2002.

                                                 A-1
                                                APPENDIX A

                                         INDUSTRY CLASSIFICATIONS

Aerospace & Defense                     Household Durables
Air Freight & Couriers                               Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases,  the initial sales charge that applies to purchases of Class A shares1 of the  Oppenheimer  funds or the contingent  deferred sales charge that may apply to Class A, Class B , Class C or Class N shares may be  waived.2  That is  because of the  economies  of sales  efforts  realized  by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors.

Not all waivers apply to all funds. For example,  waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not  available  for  purchase  by or on behalf of  retirement  plans.  Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,

              2)  non-qualified deferred compensation plans,

              3)  employee benefit plans3

              4)  Group Retirement Plans4

              5)  403(b)(7) custodial plan accounts

6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs, Roth
IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

Applicability  of Class A Contingent  Deferred  Sales  Charges in Certain  Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under  "Class A  Contingent  Deferred  Sales  Charge."5  This waiver provision applies to:

     |_|  Purchases  of Class A  shares  aggregating  $1  million  or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have
annual   plan   purchases   of   $200,000   or  more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made: 1) through a broker,  dealer, bank or registered  investment adviser  that has made  special  arrangements  with the  Distributor  for  those purchases,  or 2) by a  direct  rollover  of a  distribution  from  a  qualified
Retirement Plan if the administrator of that Plan has made special  arrangements with the  Distributor  for those  purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following  record-keeping  arrangements:  1) The record  keeping is performed by
Merrill  Lynch Pierce  Fenner &  Smith,  Inc.  ("Merrill  Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan sponsor signs the record-keeping  service  agreement  with  Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested  in (a) mutual  funds,  other than those advised or managed by Merrill Lynch Investment Management,  L.P. ("MLIM"),  that are made  available  under a Service  Agreement  between  Merrill  Lynch and the mutual fund's  principal  underwriter or  distributor,  and (b) funds advised or managed  by  MLIM  (the  funds  described  in (a) and  (b)  are  referred  to as
"Applicable  Investments").  2) The record  keeping for the  Retirement  Plan is performed  on a daily  valuation  basis by a record  keeper  whose  services are provided under a contract or arrangement between the Retirement Plan and Merrill
Lynch. On the date the plan sponsor signs the record keeping  service  agreement with  Merrill  Lynch,  the  Plan  must  have $3  million  or more of its  assets
(excluding  assets  invested  in money  market  funds)  invested  in  Applicable
Investments.  3) The record  keeping for a  Retirement  Plan is handled  under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

II.   Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

|_| The Manager or its affiliates.

|_| Present or former  officers,  directors,  trustees and employees  (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage  (step-children,  step-parents,  etc.) are included.

|_|  Registered  management  investment  companies,   or  separate  accounts  of
insurance  companies having an agreement with the Manager or the Distributor for that  purpose.

|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares  for  their  own  accounts  or for  retirement  plans for their employees.

|_| Employees and registered  representatives  (and their spouses) of dealers or brokers  described above or financial  institutions that have entered into sales arrangements  with such dealers or brokers (and which are  identified as such to the  Distributor)  or with the  Distributor.  The purchaser  must certify to the
Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's  spouse or minor  children).

|_| Dealers,  brokers, banks or registered investment advisors that have entered into an agreement with the  Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products  made  available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

|_|  Investment  advisors  and  financial  planners  who  have  entered  into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their  clients.

|_| "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special  arrangements  with the Distributor for those purchases.

|_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts  may  also  purchase  shares  without  sales  charge  but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial  intermediary with which the  Distributor  has made such special  arrangements . Each of these investors  may be charged a fee by the broker,  agent or financial  intermediary for purchasing shares.

|_| Directors,  trustees,  officers or full-time  employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

|_| Accounts for which Oppenheimer  Capital (or its successor) is the investment advisor (the  Distributor  must be advised of this  arrangement) and persons who are directors or trustees of the company or trust which is the beneficial  owner of  such  accounts.

|_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered into an agreement  with the  Distributor  to sell shares to defined contribution  employee  retirement  plans for which the  dealer,  broker or investment adviser provides administration services.

     Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
     Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged for Class A shares of that Fund due to the  termination  of the Class B and Class C  TRAC-2000  program on  November  24,  1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
     Value  Advisors  to  purchase  shares of any of the Former  Quest for Value
     Funds at net asset value, with such shares to be held through DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement  was consummated and share purchases commenced by December 31, 1996.

     B.  Waivers of Initial and  Contingent  Deferred  Sales  Charges in Certain
     Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers,  to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
     distributions  reinvested from the Fund or other  Oppenheimer  funds (other than  Oppenheimer  Cash  Reserves)  or unit  investment  trusts  for  which reinvestment  arrangements have been made with the Distributor.

     |_|  Shares  purchased  through a  broker-dealer  that has  entered  into a special  agreement with the Distributor to allow the broker's  customers to purchase  and pay for shares of  Oppenheimer  funds  using the  proceeds of shares  redeemed in the prior 30 days from a mutual fund (other than a fund managed  by the  Manager  or any of its  subsidiaries)  on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares  purchased  by  exchange of shares of  Oppenheimer  Money
     Market Fund,  Inc. that were  purchased  and paid for in this manner.  This waiver must be requested  when the  purchase  order is placed for shares of the Fund, and the Distributor  may require  evidence of  qualification  for this waiver.

     |_| Shares  purchased with the proceeds of maturing  principal units of any
     Qualified Unit Investment Liquid Trust Series.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
     Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would  otherwise  be subject to the  contingent  deferred  sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

          |_|  Involuntary   redemptions  of  shares  by  operation  of  law  or
          involuntary   redemptions   of  small   accounts   (please   refer  to
          "Shareholder  Account  Rules and  Policies,"  in the  applicable  fund
          Prospectus).

          |_| For  distributions  from Retirement Plans,  deferred  compensation plans  or  other  employee  benefit  plans  for  any of the  following purposes:

          1)  Following  the death or  disability  (as  defined in the  Internal
          Revenue  Code)  of  the  participant  or  beneficiary.  The  death  or disability must occur after the participant's account was established.

              2)  To return excess contributions.

              3)  To return contributions made due to a mistake of fact.

              4)  Hardship withdrawals, as defined in the plan.6

          5) Under a  Qualified  Domestic  Relations  Order,  as  defined in the
          Internal  Revenue  Code,  or,  in the  case of an IRA,  a  divorce  or separation  agreement  described  in  Section  71(b)  of the  Internal
          Revenue Code.

          6) To meet  the  minimum  distribution  requirements  of the  Internal
          Revenue Code.

          7) To make  "substantially  equal  periodic  payments" as described in
          Section 72(t) of the Internal Revenue Code.

              8)  For loans to participants or beneficiaries.

              9)  Separation from service.7

          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary  of the
          Manager)  if  the  plan  has  made  special   arrangements   with  the
          Distributor.

          11) Plan termination or "in-service  distributions," if the redemption proceeds  are rolled over  directly  to an  OppenheimerFunds-sponsored
          IRA.

          |_| For  distributions  from 401(k) plans sponsored by  broker-dealers that  have  entered  into a  special  agreement  with the  Distributor allowing this waiver.

          |_| For  distributions  from retirement plans that have $10 million or more in plan  assets and that have  entered  into a special  agreement with the  Distributor.

          |_| For  distributions  from  retirement  plans  which  are  part of a
          retirement  plan  product  or  platform   offered  by  certain  banks,
          broker-dealers,  financial  advisors,  insurance  companies  or record
          keepers  which  have  entered  into  a  special   agreement  with  the
          Distributor.

          III.  Waivers  of  Class  B,  Class C and  Class N  Sales  Charges  of
          Oppenheimer Funds

          The Class B, Class C and Class N  contingent  deferred  sales  charges
          will  not  be  applied  to  shares   purchased  in  certain  types  of
          transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

          The Class B, Class C and Class N  contingent  deferred  sales  charges will be waived for redemptions of shares in the following cases:

          |_|  Shares  redeemed  involuntarily,  as  described  in  "Shareholder
          Account Rules and Policies," in the applicable Prospectus.

          |_| Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established, and for disability  you must provide  evidence of a  determination  of disability by the Social Security Administration.

          |_| The  contingent  deferred  sales  charges are generally not waived following  the death or disability of a grantor or trustee for a trust account.  The contingent deferred sales charges will only be waived in the  limited  case of the death of the  trustee of a grantor  trust or revocable  living  trust  for  which  the  trustee  is also  the  sole beneficiary.  The death or  disability  must have  occurred  after the account was established,  and for disability you must provide evidence
          of  a   determination   of   disability   by   the   Social   Security
          Administration.

          |_| Distributions  from accounts for which the broker-dealer of record has entered into a special  agreement  with the  Distributor  allowing this waiver.

          |_|  Redemptions  of Class B shares  held by  Retirement  Plans  whose records are maintained on a daily  valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

          |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

          |_|  Redemptions  requested in writing by a Retirement Plan sponsor of
          Class C shares of an  Oppenheimer  fund in amounts of $500,000 or more and made  more  than 12  months  after  the  Retirement  Plan's  first purchase of Class C shares, if the redemption proceeds are invested in
          Class N shares of one or more Oppenheimer funds.

          |_|  Distributions8  from Retirement  Plans or other employee  benefit plans for any of the following purposes:

          1)  Following  the death or  disability  (as  defined in the  Internal
          Revenue  Code)  of  the  participant  or  beneficiary.  The  death  or disability must occur after the participant's  account was established in an Oppenheimer fund.

          2) To return excess contributions made to a participant's account.

          3) To return contributions made due to a mistake of fact.

          4) To make hardship withdrawals, as defined in the plan.9

          5) To make distributions required under a Qualified Domestic Relations
          Order or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

          6) To meet  the  minimum  distribution  requirements  of the  Internal
          Revenue Code.

          7) To make  "substantially  equal  periodic  payments" as described in
          Section 72(t) of the Internal Revenue Code.

          8) For loans to participants or beneficiaries.10

          9) On account of the participant's separation from service.11

          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary  of the
          Manager)  offered as an investment  option in a Retirement Plan if the plan has made special arrangements with the Distributor.

          11)   Distributions   made  on  account  of  a  plan   termination  or
          "in-service" distributions, if the redemption proceeds are rolled over directly to an  OppenheimerFunds-sponsored  IRA.

          12) For distributions from a participant's  account under an Automatic
          Withdrawal Plan after the  participant  reaches age 59 1/2, as long as the aggregate  value of the  distributions  does not exceed 10% of the account's value, adjusted annually.

          13)  Redemptions of Class B shares under an Automatic  Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the  redeemed  shares  does not  exceed  10% of the  account's  value, adjusted  annually.

          14) For  distributions  from 401(k) plans sponsored by  broker-dealers that have  entered  into a special  arrangement  with the  Distributor allowing  this waiver.

          |_| Redemptions of Class B shares or Class C shares under an Automatic
          Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does not  exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

          The  contingent  deferred  sales  charge is also waived on Class B and
          Class C shares sold or issued in the following cases:

          |_| Shares sold to the Manager or its affiliates.

          |_| Shares  sold to  registered  management  investment  companies  or separate accounts of insurance  companies having an agreement with the
          Manager or the Distributor for that purpose.

          |_| Shares  issued in plans of  reorganization  to which the Fund is a party.

          |_| Shares sold to present or former officers,  directors, trustees or employees (and their "immediate  families" as defined above in Section
          I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

          IV.  Special Sales Charge  Arrangements  for  Shareholders  of Certain
          Oppenheimer  Funds Who Were  Shareholders  of  Former  Quest for Value
          Funds

          The initial and contingent deferred sales charge rates and waivers for
          Class A, Class B and Class C shares  described  in the  Prospectus  or
          Statement  of  Additional  Information  of the  Oppenheimer  funds are modified as described below for certain persons who were  shareholders of the former Quest for Value Funds.  To be  eligible,  those  persons
          must   have   been   shareholders   on   November   24,   1995,   when
          OppenheimerFunds,  Inc. became the investment  advisor to those former
          Quest for Value Funds.  Those funds include:  Oppenheimer  Quest Value
          Fund, Inc. Oppenheimer Small Cap Value Fund Oppenheimer Quest Balanced
          Value Fund Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest
          Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

          |_| acquired by such shareholder  pursuant to an exchange of shares of an Oppenheimer  fund that was one of the Former Quest for Value Funds,
          or

          |_|  purchased  by such  shareholder  by exchange of shares of another
          Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer  fund on
          November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

          |X| Reduced  Class A Initial  Sales  Charge  Rates for Certain  Former
          Quest for Value Funds Shareholders.

          Purchases by Groups and  Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of  "Associations"  formed for any purpose  other than the purchase of securities. The rates in the table apply if that Association purchased shares  of any of the  Former  Quest  for Value  Funds or  received  a proposal  to  purchase  such  shares  from OCC  Distributors  prior to
          November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

          For purchases by Associations  having 50 or more eligible employees or members,  there is no initial  sales  charge on  purchases  of Class A shares,  but  those  shares  are  subject  to the  Class A  contingent deferred sales charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

          |X| Waiver of Class A Sales Charges for Certain Shareholders.  Class A
          shares  purchased by the  following  investors  are not subject to any
          Class A initial or contingent deferred sales charges:

          o  Shareholders  who were  shareholders  of the AMA Family of Funds on
          February 28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

          o Shareholders  who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

          |X|  Waiver of Class A  Contingent  Deferred  Sales  Charge in Certain
          Transactions.  The Class A contingent  deferred  sales charge will not apply to  redemptions  of Class A shares  purchased  by the  following investors who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with:

          o withdrawals  under an automatic  withdrawal plan holding only either
          Class B or Class C shares if the annual withdrawal does not exceed 10%
          of the initial value of the account value,  adjusted  annually,  and

          o liquidation  of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

          |X| Waivers for  Redemptions of Shares  Purchased on or After March 6,
          1995 but Prior to November  24,  1995.  In the  following  cases,  the contingent  deferred  sales charge will be waived for  redemptions  of
          Class A, Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the  fund or by  exchange  from an  Oppenheimer  fund  that was a
          Former  Quest For Value Fund or into which such Former Quest for Value
          Fund merged.  Those shares must have been  purchased on or after March
          6, 1995, but prior to November 24, 1995:

          o redemptions  following the death or disability of the shareholder(s)
          (as  evidenced  by a  determination  of total  disability  by the U.S.
          Social Security Administration);

          o withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual  withdrawals  do not exceed 10% of the  initial  value of the account  value;  adjusted  annually,  and o liquidation  of a  shareholder's  account if the  aggregate  net asset value of shares held in the account is less than the required  minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after  redemption.  V.  Special  Sales  Charge  Arrangements  for
Shareholders of Certain  Oppenheimer  Funds Who Were Shareholders of Connecticut
Mutual                 Investment                 Accounts,                 Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

          are modified as described below for those Fund  shareholders  who were shareholders  of the  following  funds  (referred  to as  the  "Former
          Connecticut  Mutual Funds") on March 1, 1996,  when  OppenheimerFunds,
          Inc. became the investment  adviser to the Former  Connecticut  Mutual
          Funds:  Connecticut  Mutual Liquid  Account  Connecticut  Mutual Total
          Return Account  Connecticut Mutual Government  Securities Account CMIA
          LifeSpan  Capital   Appreciation  Account  Connecticut  Mutual  Income
          Account CMIA  LifeSpan  Balanced  Account  Connecticut  Mutual  Growth
          Account CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

          |X| Class A Contingent Deferred Sales Charge.  Certain shareholders of a Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make  additional  purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class
          A contingent  deferred  sales charge that was in effect prior to March
          18, 1996 (the "prior Class A CDSC").  Under the prior Class A CDSC, if any of those  shares are redeemed  within one year of  purchase,  they will be assessed a 1%  contingent  deferred  sales charge on an amount equal to the current  market value or the original  purchase  price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:

          1)  persons  whose  purchases  of Class A shares  of a Fund and  other
          Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct  purchases or  purchases  pursuant to the Fund's policies on Combined  Purchases or Rights of  Accumulation,  who still hold  those  shares in that Fund or other  Former  Connecticut  Mutual
          Funds, and

          2) persons  whose  intended  purchases  under a Statement of Intention entered  into  prior to  March  18,  1996,  with  the  former  general distributor of the Former  Connecticut Mutual Funds to purchase shares valued at  $500,000  or more over a  13-month  period  entitled  those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

          |X| Class A Sales Charge Waivers.  Additional Class A shares of a Fund may be purchased  without a sales  charge,  by a person who was in one
          (or more) of the categories below and acquired Class A shares prior to
          March 18, 1996, and still holds Class A shares:

          1) any purchaser,  provided the total initial  amount  invested in the
          Fund or any one or more of the Former Connecticut Mutual Funds totaled
          $500,000 or more, including  investments made pursuant to the Combined
          Purchases,  Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment is still held in one or more of the Former  Connecticut Mutual Funds or a
          Fund into which such Fund merged;

          2) any  participant  in a  qualified  plan,  provided  that the  total initial amount  invested by the plan in the Fund or any one or more of the Former  Connecticut  Mutual  Funds  totaled  $500,000 or more;  3)
          Directors  of the  Fund or any one or more of the  Former  Connecticut
          Mutual  Funds and  members of their  immediate  families;  4) employee benefit plans  sponsored by  Connecticut  Mutual  Financial  Services,
          L.L.C.  ("CMFS"),  the prior  distributor  of the  Former  Connecticut
          Mutual Funds, and its affiliated companies;  5) one or more members of a group of at least 1,000  persons (and persons who are retirees  from such  group)  engaged  in a  common  business,  profession,  civic  or charitable  endeavor  or other  activity,  and the  spouses  and minor dependent  children of such persons,  pursuant to a marketing  program between  CMFS  and  such  group;  and 6) an  institution  acting  as a
          fiduciary  on  behalf  of  an  individual  or  individuals,   if  such
          institution  was  directly   compensated  by  the   individual(s)  for
          recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut
Mutual  Fund  provided  that the  Class A or  Class B  shares  of the Fund to be redeemed or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired  by exchange  from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former  Connecticut  Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

          5) in whole or in part, in  connection  with shares sold to any state, county, or city, or any  instrumentality,  department,  authority,  or agency thereof,  that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund. VI. Special  Reduced Sales Charge for Former
Shareholders        of        Advance         America        Funds,         Inc.

          Shareholders  of  Oppenheimer  Municipal Bond Fund,  Oppenheimer  U.S.
          Government  Trust,  Oppenheimer  Strategic Income Fund and Oppenheimer
          Capital  Income Fund who  acquired  (and still  hold)  shares of those funds as a result of the  reorganization  of series of Advance America
          Funds,  Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance  America  Funds,  Inc. on March 30,  1990,  may
          purchase Class A shares of those four  Oppenheimer  funds at a maximum sales charge rate of 4.50%.

          VII.   Sales  Charge  Waivers  on  Purchases  of  Class  M  Shares  of
          Oppenheimer Convertible Securities Fund

          Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this  section) may sell Class M shares at net asset value  without any initial  sales  charge to the classes of  investors  listed below who, prior to March 11,  1996,  owned  shares of the  Fund's  then-existing
          Class A and were permitted to purchase those shares at net asset value without sales charge:

          |_| the Manager and its  affiliates,

          |_| present or former officers, directors, trustees and employees (and their  "immediate  families"  as defined in the  Fund's  Statement  of
          Additional  Information)  of the Fund, the Manager and its affiliates, and  retirement  plans  established  by them or the  prior  investment advisor of the Fund for their  employees,

          |_| registered management investment companies or separate accounts of insurance  companies  that  had an  agreement  with the  Fund's  prior investment  advisor or  distributor  for that purpose,

          |_|  dealers  or  brokers  that  have  a  sales   agreement  with  the
          Distributor,  if they  purchase  shares for their own  accounts or for retirement  plans for their  employees,

          |_| employees and  registered  representatives  (and their spouses) of dealers or brokers  described  in the  preceding  section or financial institutions  that have  entered  into sales  arrangements  with those
          dealers  or  brokers  (and  whose   identity  is  made  known  to  the
          Distributor)  or with  the  Distributor,  but  only  if the  purchaser certifies  to the  Distributor  at  the  time  of  purchase  that  the purchaser  meets  these  qualifications,

          |_| dealers,  brokers,  or  registered  investment  advisors  that had
          entered  into  an  agreement   with  the   Distributor  or  the  prior
          distributor of the Fund specifically  providing for the use of Class M shares of the Fund in specific  investment  products made available to their  clients,  and

          |_|  dealers,  brokers  or  registered  investment  advisors  that had entered into an agreement with the Distributor or prior distributor of the  Fund's  shares to sell  shares to defined  contribution  employee retirement plans for which the dealer,  broker, or investment  advisor provides administrative services.

1. Mr. Motley was elected as Trustee to the Board I Funds effective October 10, 2002.
2 In accordance with rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this
Statement of Additional Information refers to those Trustees who are not "interested persons" of the
Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the
Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees.
The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the
Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more
(including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the Oppenheimer
Funds sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Europe Fund

Internet Website:
         www.oppenheimerfunds.com
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.525.7048

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York
         10019-5820

(OppenheimerFunds logo)
PX0261.1201

--------

STATEMENT OF INVESTMENTS  February 28, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                   Market Value
                                                         Shares      See Note 1
--------------------------------------------------------------------------------
 Common Stocks--91.1%
--------------------------------------------------------------------------------

 Consumer Discretionary--18.8%
--------------------------------------------------------------------------------
 Automobiles--0.5%
 Porsche AG, Preferred                                      134        $ 43,270
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.1%
 Intralot SA                                             12,000         179,777
--------------------------------------------------------------------------------
 Household Durables--4.5%
 Barratt Developments plc                                 9,521          61,486
--------------------------------------------------------------------------------
 Koninklijke (Royal)
 Philips Electronics NV                                  19,200         320,339
                                                                       ---------
                                                                        381,825

--------------------------------------------------------------------------------
 Media--4.8%
 JC Decaux SA 1                                           9,230          84,559
--------------------------------------------------------------------------------
 Reed Elsevier plc                                       10,378          75,766
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                       13,500         186,680
--------------------------------------------------------------------------------
 WPP Group plc                                           11,010          67,763
                                                                       ---------
                                                                        414,768
--------------------------------------------------------------------------------
 Multiline Retail--3.2%
 Mothercare plc                                          83,400         123,482
--------------------------------------------------------------------------------
 Stockmann AB, Cl. B                                     10,400         154,125
                                                                       ---------
                                                                        277,607

--------------------------------------------------------------------------------
 Textiles & Apparel--3.7%
 Hermes
 International SA                                           730          91,425
--------------------------------------------------------------------------------
 Tod's SpA                                                7,400         221,326
                                                                       ---------
                                                                        312,751

--------------------------------------------------------------------------------
 Consumer Staples--4.2%
--------------------------------------------------------------------------------
 Beverages--1.0%
 Diageo plc                                               8,720          86,530
--------------------------------------------------------------------------------
 Food Products--2.1%
 Cadbury Schweppes plc                                   14,415          72,883
--------------------------------------------------------------------------------
 Nestle SA                                                  550         110,730
                                                                       ---------
                                                                        183,613

--------------------------------------------------------------------------------
 Household Products--0.6%
 Reckitt Benckiser plc                                    3,400          53,607
--------------------------------------------------------------------------------
 Personal Products--0.5%
--------------------------------------------------------------------------------
 L'Oreal SA                                                 630          40,673

                                                                   Market Value
                                                         Shares      See Note 1
--------------------------------------------------------------------------------
 Energy--1.3%
--------------------------------------------------------------------------------

 Oil & Gas--1.3%
 ENI SpA                                                  7,500        $111,310
--------------------------------------------------------------------------------
 Financials--15.9%
--------------------------------------------------------------------------------
 Banks--5.2%
 Lloyds TSB Group plc                                    12,144          67,713
--------------------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                                                7,790         178,283
--------------------------------------------------------------------------------
 Sanpaolo IMI SpA                                        10,400          72,859
--------------------------------------------------------------------------------
 Standard Chartered plc                                  11,250         123,508
                                                                       ---------
                                                                        442,363

--------------------------------------------------------------------------------
 Diversified Financials--8.5%
 Collins Stewart Ltd.                                    48,726         252,118
--------------------------------------------------------------------------------
 DePfa Bank plc                                           2,900         105,021
--------------------------------------------------------------------------------
 Marschollek,
 Lautenschlaeger und
 Partner AG (MLP) 1                                      26,900         203,820
--------------------------------------------------------------------------------
 Van der Moolen
 Holding NV                                              13,100         172,960
                                                                       ---------
                                                                        733,919

--------------------------------------------------------------------------------
 Insurance--2.2%
 Aviva plc                                               21,350         133,084
--------------------------------------------------------------------------------
 Royal & Sun Alliance
 Insurance Group plc                                     48,230          54,317
                                                                       ---------
                                                                        187,401

--------------------------------------------------------------------------------
 Health Care--16.4%
--------------------------------------------------------------------------------
 Biotechnology--0.7%
 Qiagen NV 1                                             10,500          61,338
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--7.9%
 Amersham plc                                            11,530          78,182
--------------------------------------------------------------------------------
 Elekta AB, B Shares 1                                   26,200         244,788
--------------------------------------------------------------------------------
 Essilor International SA                                 3,400         131,923
--------------------------------------------------------------------------------
 Radiometer AS, Cl. B                                     1,300          70,634
--------------------------------------------------------------------------------
 Smith & Nephew plc                                      26,800         154,498
                                                                       ---------
                                                                        680,025

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.4%
 Fresenius AG,
 Preference                                               3,862         150,681
--------------------------------------------------------------------------------
 Nicox SA 1                                              32,640          60,157
                                                                       ---------
                                                                        210,838

                          8 | OPPENHEIMER EUROPE FUND

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals--5.4%
 Aventis SA                                                 1,700       $ 77,193
--------------------------------------------------------------------------------
 Novartis AG                                                 5,581       204,966
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                        2,731       146,055
--------------------------------------------------------------------------------
 UCB SA                                                      1,400        32,004
                                                                      ----------
                                                                         460,218

--------------------------------------------------------------------------------
 Industrials--15.9%
--------------------------------------------------------------------------------
 Commercial Services & Supplies--4.5%
 Amadeus Global Travel
 Distribution SA                                            55,100       253,582
--------------------------------------------------------------------------------
 BTG plc 1                                                  31,168        44,183
--------------------------------------------------------------------------------
 Rentokil Initial plc                                       31,310        90,126
                                                                      ----------
                                                                         387,891

--------------------------------------------------------------------------------
 Construction & Engineering--1.2%
 Koninklijke Boskalis
 Westminster NV                                              5,202       103,668
--------------------------------------------------------------------------------
 Electrical Equipment--2.6%
 SGL Carbon AG 1                                            17,633       217,796
--------------------------------------------------------------------------------
 Industrial Conglomerates--2.7%
 Aalberts Industries NV                                     18,824       227,637
--------------------------------------------------------------------------------
 Machinery--3.2%
 Halma plc                                                  92,411       154,726
--------------------------------------------------------------------------------
 Krones AG                                                   2,921       121,995
                                                                      ----------
                                                                         276,721

--------------------------------------------------------------------------------
 Trading Companies & Distributors--1.7%
 Electrocomponents plc                                      39,899       148,314
--------------------------------------------------------------------------------
 Information Technology--16.6%
--------------------------------------------------------------------------------
 Communications Equipment--2.4%
 Telefonaktiebolaget LM
 Ericsson AB, B Shares 1                                   318,000       207,416
--------------------------------------------------------------------------------
 Computers & Peripherals--2.9%
 Logitech
 International SA 1                                          7,416       248,567
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--4.1%
 Lambda Physik AG 1                                          8,056        45,671
--------------------------------------------------------------------------------
 Tandberg ASA 1                                             64,050       303,932
                                                                      ----------
                                                                         349,603

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--4.9%
 ARM Holdings plc 1                                         90,000      $ 75,132
--------------------------------------------------------------------------------
 ASM International NV 1                                      5,978        65,698
--------------------------------------------------------------------------------
 Jenoptik AG                                                12,480       108,684
--------------------------------------------------------------------------------
 STMicroelectronics NV                                       9,585       177,172
                                                                      ----------
                                                                         426,686

--------------------------------------------------------------------------------
 Software--2.3%
 Business Objects SA 1                                       7,920       134,445
--------------------------------------------------------------------------------
 UBI Soft
 Entertainment SA 1                                          5,480        61,898
                                                                      ----------
                                                                         196,343
--------------------------------------------------------------------------------
 Materials--0.3%
--------------------------------------------------------------------------------
 Chemicals--0.3%
 Givaudan SA                                                    69        28,292
--------------------------------------------------------------------------------
 Telecommunication Services--1.7%
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.7%
 Vodafone Group plc                                         79,200       141,901
                                                                      ----------
 Total Common Stocks
 (Cost $10,753,468)                                                    7,822,668

                                                             Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Banca Bipielle Network
 SpA Wts., Exp. 12/31/03 1
 (Cost $0)                                                   1,200            --

                                                          Principal
                                                            Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--8.7%

 Undivided interest of 0.20% in joint repurchase
 agreement (Market Value $378,392,000) with Banc
 One Capital Markets, Inc., 1.31%, dated 2/28/03, to
 be repurchased at $748,082 on 3/3/03, collateralized
 by U.S. Treasury Nts., 3%--5.625%, 8/31/03--5/15/08,
 with a value of $346,658,393 and U.S. Treasury
 Bonds, 3.625%, 3/31/04, with a value of $39,549,064
 (Cost $748,000)                                         $ 748,000       748,000
--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $11,501,468)                                           99.8%    8,570,668
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                            0.2        17,625
                                                         -----------------------
 Net Assets                                                  100.0%   $8,588,293
                                                         =======================

                          9 | OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Footnotes to Statement of Investments
1. Non-income producing security.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                    Market Value      Percent
-------------------------------------------------------------------------
Great Britain                                  $ 2,237,602         26.1%
The Netherlands                                  1,138,320         13.3
France                                           1,005,500         11.7
Germany                                            891,917         10.4
United States                                      748,000          8.7
Switzerland                                        592,555          6.9
Sweden                                             452,204          5.3
Italy                                              405,495          4.7
Norway                                             303,932          3.6
Spain                                              253,582          3.0
Greece                                             179,777          2.1
Finland                                            154,125          1.8
Ireland                                            105,021          1.2
Denmark                                             70,634          0.8
Belgium                                             32,004          0.4
                                                -------------------------
Total                                           $8,570,668        100.0%
                                                =========================

See accompanying Notes to Financial Statements.

                          10 | OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 February 28, 2003

------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $11,501,468)--see accompanying statement               $
8,570,668
------------------------------------------------------------------------------------------------
 Cash
9,990
------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold
32,106
 Interest and dividends
27,936

Other
684

------------
 Total assets
8,641,384

------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed
19,731
 Shareholder reports
11,858
 Legal, auditing and other professional fees
11,783
 Distribution and service plan fees
3,679
 Transfer and shareholder servicing agent fees
2,593
 Trustees' compensation
2,361
 Other
1,086

------------
 Total liabilities
53,091

------------------------------------------------------------------------------------------------
 Net Assets                                                                         $
8,588,293

============

------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital
$21,646,663
------------------------------------------------------------------------------------------------
 Accumulated net investment loss
(52,513)
------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions
(10,078,249)
------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies
(2,927,608)

------------
 Net Assets                                                                         $
8,588,293

============

                          11 | OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

--------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $4,711,624 and 1,072,776 shares of beneficial interest
 outstanding)                                                                   $4.39
 Maximum offering price per share (net asset value plus sales
 charge of 5.75% of offering price)                                             $4.66
--------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,672,141 and 627,226 shares of beneficial interest
 outstanding)                                                                   $4.26
--------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $1,082,809
 and 252,995 shares of beneficial interest outstanding)                         $4.28
--------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $35,384 and
 8,128 shares of beneficial interest outstanding)                               $4.35
--------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $86,335 and 19,265
 shares of beneficial interest outstanding)                                     $4.48

 See accompanying Notes to Financial Statements.

                          12 | OPPENHEIMER EUROPE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended February 28, 2003

---------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $4,053)                         $
44,763
---------------------------------------------------------------------------------------------
 Interest
9,152

-------------
 Total investment income
53,915

--------------------------------------------------------------------------------------------
 Expenses

 Management fees
38,402

--------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
6,272
 Class B
15,657
 Class C
5,752
 Class N
104

--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
17,209
 Class B
14,898
 Class C
5,664
 Class N
249

--------------------------------------------------------------------------------------------
 Shareholder reports
17,379

--------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees
4,228

--------------------------------------------------------------------------------------------
 Custodian fees and expenses
704

--------------------------------------------------------------------------------------------
 Trustees' compensation
444

--------------------------------------------------------------------------------------------
 Other
2,693

-------------
 Total expenses
129,655
 Less reduction to custodian expenses
(49)
 Less voluntary waiver of management fees
(2,400)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A
(10,930)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B
(11,238)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C
(4,216)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N
(188)

-------------
 Net expenses
100,634

---------------------------------------------------------------------------------------------
 Net Investment Loss
(46,719)

---------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments
(950,150)
 Foreign currency transactions
442,400

-------------
 Net realized loss
(507,750)
---------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments
(1,951,921)
 Translation of assets and liabilities denominated in foreign currencies
419,672

-------------
 Net change
(1,532,249)

-------------
 Net realized and unrealized loss
(2,039,999)

---------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations
$(2,086,718)

=============

 See accompanying Notes to Financial Statements.

                          13 | OPPENHEIMER EUROPE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Six
Months               Year

Ended              Ended
                                                                             February 28,
2003         August 31,

(Unaudited)               2002

------------------------------------------------------------------------------------------------------------------
 Operations

------------------------------------------------------------------------------------------------------------------

 Net investment loss                                                              $
(46,719)     $    (107,309)
------------------------------------------------------------------------------------------------------------------
 Net realized loss
(507,750)        (2,533,553)
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation
(1,532,249)          (537,713)

--------------------------------
 Net decrease in net assets resulting from operations
(2,086,718)        (3,178,575)

------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A
(9,057)           820,312
 Class B
(458,497)           (75,408)
 Class C
67,608            180,239
 Class N
(10,564)            68,859
 Class Y
25,852             62,051

------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease
(2,471,376)        (2,122,522)
------------------------------------------------------------------------------------------------------------------
 Beginning of period
11,059,669         13,182,191

--------------------------------
 End of period [including accumulated net investment loss
 of $52,513 and $5,794, respectively]                                             $
8,588,293      $  11,059,669

================================

 See accompanying Notes to Financial Statements.

                          14 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS

                                                         Six
Months                                                     Year

Ended                                                    Ended
                                                  February 28,
2003                                               August 31,
 Class A                                                (Unaudited)            2002
2001          2000           1999 1
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 5.43          $ 6.87
$11.28       $ 10.78          $ 10.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.02)
(.03)       --          (.06)             .02
 Net realized and unrealized gain (loss)                      (1.02)          (1.41)
(4.41)         1.12              .76

-----------------------------------------------------------------
 Total from investment operations                             (1.04)          (1.44)
(4.41)         1.06              .78
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --
--        --          (.02)              --
 Distributions from net realized gain                            --
--        --          (.43)              --
 Distributions in excess of net realized gain                    --
--        --          (.11)              --

-----------------------------------------------------------------
 Total dividends and/or distributions to shareholders            --
--        --          (.56)              --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $4.39           $5.43    $
6.87        $11.28           $10.78

=================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          (19.15)%     (20.96)%
(39.10)%        9.99%            7.80%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $4,712          $5,842
$6,630       $11,809           $4,347
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $5,262          $6,847
$9,051       $ 8,366           $3,473
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                 (0.64)%         (0.42)%
(0.06)%       (0.73)%           0.54%
 Expenses                                                      2.23%           2.38%
1.87%         1.94%            1.61%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent
 fees and/or voluntary waiver of management fees               1.76%           2.10%
1.87%         1.92%            1.61%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         33%            287%
285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          15 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                         Six
Months                                                     Year

Ended                                                    Ended
                                                  February 28,
2003                                               August 31,
 Class B                                                (Unaudited)          2002
2001         2000            1999 1
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 5.28        $ 6.74
$11.15       $ 10.73          $ 10.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.05)         (.09)
(.06)         (.08)            (.03)
 Net realized and unrealized gain (loss)                       (.97)        (1.37)
(4.35)         1.04              .76

-----------------------------------------------------------------
 Total from investment operations                             (1.02)        (1.46)
(4.41)          .96              .73
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --
--          --            --               --
 Distributions from net realized gain                            --
--          --          (.43)              --
 Distributions in excess of net realized gain                    --
--          --          (.11)              --

-----------------------------------------------------------------
 Total dividends and/or distributions to shareholders            --
--          --          (.54)              --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $4.26         $5.28      $
6.74        $11.15           $10.73

=================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          (19.32)%      (21.66)%
(39.55)%        9.09%            7.30%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $2,672        $3,836
$5,129        $6,685             $851
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $3,151        $5,012
$5,829        $3,954             $401
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                         (1.39)%        (1.21)%
(0.85)%      (1.56)%           (0.87)%
 Expenses                                                      3.28%         3.15%
2.68%         2.77%            2.60%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent
 fees and/or voluntary waiver of management fees               2.51%         2.87%
2.68%         2.75%            2.60%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         33%          287%
285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER EUROPE FUND

                                                         Six
Months                                                     Year

Ended                                                    Ended
                                                  February 28,
2003                                               August 31,
 Class C                                                (Unaudited)         2002
2001          2000           1999 1
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 5.30       $ 6.76
$11.20       $ 10.76          $ 10.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.03)        (.07)
(.04)         (.08)            (.02)
 Net realized and unrealized gain (loss)                       (.99)       (1.39)
(4.40)         1.06              .78

-----------------------------------------------------------------
 Total from investment operations                             (1.02)       (1.46)
(4.44)          .98              .76
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --
--           --            --               --
 Distributions from net realized gain                            --
--           --          (.43)              --
 Distributions in excess of net realized gain                    --
--           --          (.11)              --

-----------------------------------------------------------------
 Total dividends and/or distributions to shareholders            --
--           --          (.54)              --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $4.28        $5.30       $
6.76        $11.20           $10.76

=================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          (19.25)%     (21.60)%
(39.64)%        9.26%            7.60%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $1,083       $1,258
$1,422        $1,413             $133
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $1,159       $1,389
$1,823        $  811             $ 52
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.43)%      (1.30)%
(0.61)%       (1.56)%          (0.82)%
 Expenses                                                      3.32%        3.13%
2.69%         2.77%            2.57%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or voluntary waiver of management fees                    2.54%        2.85%
2.69%         2.75%            2.57
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         33%         287%
285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          17 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                                Six
Months                             Year

Ended                            Ended
                                                                         February 28,
2003                       August 31,
 Class N
(Unaudited)            2002           2001 1
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                               $
5.39          $ 6.85           $ 8.21
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.01)           (.03)             .01
 Net realized and unrealized loss
(1.03)          (1.43)           (1.37)

-----------------------------------------
 Total from investment operations
(1.04)          (1.46)           (1.36)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--              --               --
 Distributions from net realized gain
--              --               --
 Distributions in excess of net realized gain
--              --               --

-----------------------------------------
 Total dividends and/or distributions to shareholders
--              --               --
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$4.35           $5.39            $6.85

=========================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
(19.30)%        (21.31)%         (16.57)%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$35             $56               $1
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$42             $76               $1
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)
(0.91)%          0.15%            0.20%
 Expenses
3.03%           2.65%            1.74%
 Expenses, net of reduction to custodian expenses and/or voluntary waiver of transfer agent fees and/or voluntary waiver of management fees
2.08%           2.37%            1.74%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
33%            287%             285%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          18 | OPPENHEIMER EUROPE FUND

                                                             Six
Months                                                    Year

Ended                                                   Ended
                                                      February 28,
2003                                              August 31,
 Class Y                                                    (Unaudited)
2002         2001          2000         1999 1
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                            $ 5.52        $
6.94       $11.32       $ 10.78        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.02)
(.10)         .03          (.05)           .04
 Net realized and unrealized gain (loss)                          (1.02)
(1.32)       (4.41)         1.15            .74

----------------------------------------------------------------
 Total from investment operations                                 (1.04)
(1.42)       (4.38)         1.10            .78
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --
--           --          (.02)            --
 Distributions from net realized gain                                --
--           --          (.43)            --
 Distributions in excess of net realized gain                        --
--           --          (.11)            --

----------------------------------------------------------------
 Total dividends and/or distributions to shareholders                --
--           --          (.56)            --
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $4.48
$5.52       $ 6.94        $11.32         $10.78

----------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                              (18.84)%
(20.46)%     (38.69)%       10.41%          7.80%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $86
$68           $1            $1             $1
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $52
$12           $1            $1             $1
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                     (0.10)%
0.46%        0.37%        (0.30)%         0.65%
 Expenses                                                          1.33%
19.08%      211.24% 4       1.51%          1.52%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or voluntary waiver of management fees                        1.28%
1.53%        1.44%         1.49%          1.52
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             33%
287%         285%          210%            83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

                          19 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Europe Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                          20 | OPPENHEIMER EUROPE FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of February 28, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $10,026,814. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of August 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2009        $  385,788
                              2010         6,875,740
                                          ----------
                              Total       $7,261,528
                                          ==========

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2003, the Fund's projected benefit obligations were increased by $167 and payments of $41 were made to retired trustees, resulting in an accumulated liability of $2,253 as of February 28, 2003.

                          21 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended February 28, 2003 and the year ended August 31, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                          22 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                  Six Months Ended February 28, 2003    Year Ended August 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------

 Class A
 Sold                          482,027   $ 2,363,156      1,493,094    $ 8,972,262
 Redeemed                     (485,456)   (2,372,213)    (1,381,282)    (8,151,950)
                              -----------------------------------------------------
 Net increase (decrease)        (3,429)  $    (9,057)       111,812    $   820,312
                              =====================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                           91,031   $   449,141        529,093    $ 3,268,092
 Redeemed                     (189,616)     (907,638)      (563,731)    (3,343,500)
                              -----------------------------------------------------
 Net decrease                  (98,585)  $  (458,497)       (34,638)   $   (75,408)
                              =====================================================

-----------------------------------------------------------------------------------
 Class C
 Sold                          127,577   $   612,631        265,966    $ 1,604,511
 Redeemed                     (111,868)     (545,023)      (238,954)    (1,424,272)
                              -----------------------------------------------------
 Net increase                   15,709   $    67,608         27,012    $   180,239
                              =====================================================

-----------------------------------------------------------------------------------
 Class N
 Sold                            6,632   $    32,613         22,625    $   144,655
 Redeemed                       (8,947)      (43,177)       (12,304)       (75,796)
                              -----------------------------------------------------
 Net increase (decrease)        (2,315)  $   (10,564)        10,321    $    68,859
                              =====================================================

-----------------------------------------------------------------------------------
 Class Y
 Sold                           69,062   $   349,574         72,547    $   421,533
 Redeemed                      (62,023)     (323,722)       (60,431)      (359,482)
                              -----------------------------------------------------
 Net increase                    7,309   $    25,852         12,116    $    62,051
                              =====================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2003, were
 $3,133,614 and $4,247,761, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. Effective
 January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or 0.05%, as the case may be, of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in at least the fourth quintile or the

                          23 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 third quintile, as the case may be, of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    Aggregate             Class A          Concessions
Concessions          Concessions       Concessions
                    Front-End           Front-End           on Class A            on
Class B           on Class C        on Class N
                Sales Charges       Sales Charges               Shares
Shares               Shares            Shares
 Six Months        on Class A         Retained by          Advanced by           Advanced
by          Advanced by       Advanced by
 Ended                 Shares         Distributor        Distributor 1
Distributor 1        Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------

 February 28, 2003     $8,109              $3,218                 $402
$10,670               $2,438              $314

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                 Class B                  Class
C                  Class N
                            Contingent              Contingent
Contingent               Contingent
                              Deferred                Deferred
Deferred                 Deferred
                         Sales Charges           Sales Charges            Sales
Charges            Sales Charges
 Six Months                Retained by             Retained by              Retained
by              Retained by
 Ended                     Distributor             Distributor
Distributor              Distributor
-----------------------------------------------------------------------------------------------------------------

 February 28, 2003                 $--                  $9,041
$302                       $7

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended February 28, 2003, payments under the Class A Plan totaled $6,272, all of which were paid by the
 Distributor to recipients, and included $885 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
 A shares in any fiscal year cannot be recovered in subsequent years.

                          24 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended February 28,
 2003, were as follows:

Distributor's

Distributor's         Aggregate

Aggregate      Unreimbursed
                                                                         Unreimbursed
Expenses as %
                        Total Payments           Amount Retained             Expenses
of Net Assets
                            Under Plan            by Distributor           Under
Plan          of Class
-------------------------------------------------------------------------------------------------------

 Class B Plan                  $15,657                   $12,410
$141,217              5.28%
 Class C Plan                    5,752                     2,191
57,360              5.30
 Class N Plan                      104                       109
161              0.46

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12,
 2002.
    The Fund had no borrowings through November 12, 2002.

Oppenheimer
Global Fund

Prospectus dated November 22, 2002

          Oppenheimer   Global  Fund  is  a  mutual  fund.   It  seeks   capital
          appreciation by investing  mainly in common stocks of U.S. and foreign companies.  This Prospectus  contains important  information about the
          Fund's objective,  its investment  policies,  strategies and risks. It also contains  important  information about how to buy and sell shares of the Fund and other account  features.  Please read this  Prospectus carefully  before you invest  and keep it for future  reference  about your account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

                                             (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T   T H E   F U N D
----------------------------------------------------------------------------------------

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks capital appreciation.

          WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of companies in the U.S.  and foreign  countries.  The Fund can invest  without  limit in  foreign  securities  and can  invest in any country,  including  countries  with  developed  or emerging  markets.
          However,  the  Fund  currently  emphasizes  investments  in  developed markets such as the United  States,  Western  European  countries  and
          Japan.  The Fund does not  limit its  investments  to  companies  in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

     The Fund is not required to allocate its investments in any set percentages in any particular  countries.  As a fundamental  policy,  the Fund normally will invest in at least  three  countries  (one of which may be the  United  States).
Typically the Fund invests in a number of different countries. These investments are more fully explained in "About the Fund's Investments," below.

          HOW DOES THE PORTFOLIO  MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?
          In selecting  securities  for the Fund, the Fund's  portfolio  manager looks  primarily  for  foreign  and U.S.  companies  with high  growth potential.  He uses  fundamental  analysis  of a  company's  financial statements,  management structure, operations and product development, and  considers  factors  affecting the industry of which the issuer is part.

     The portfolio manager considers overall and relative economic conditions in
U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager  currently  focuses on the factors  below (which may vary in  particular cases and may change over time),  looking  for:

     o  Stocks  of  small-,  medium-  and  large-cap  growth-oriented  companies worldwide,  o Companies  that stand to benefit  from  global  growth  trends,

     o Businesses  with strong  competitive  positions and high demand for their products or services.

     o Cyclical  opportunities  in the business  cycle and sectors or industries that may benefit from those opportunities.

     In applying  these and other  selection  criteria,  the  portfolio  manager considers  the effect of  worldwide  trends on the  growth of  various  business
sectors.   The  trends,  or  global  "themes,"   currently   considered  include
development of new  technologies,  corporate  restructuring,  the growth of mass affluence and demographic changes.

          WHO IS THE FUND  DESIGNED  FOR?  The Fund is  designed  primarily  for investors  seeking  capital growth in their  investment  over the long term from a fund that invests in the U.S. and abroad.  Those investors should be  willing  to  assume  the risks of  short-term  share  price fluctuations  that are  typical  for a fund  investing  in stocks  and foreign  securities.  The Fund does not seek  current  income  and the income  from  its  investments  will  likely  be  small,  so it is not designed for investors needing current income. Because of its focus on long-term  growth  opportunities,  the Fund may be  appropriate  for a portion of a retirement  plan  investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

          All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors,  described below.  There is also the risk that  poor  security  selection  by the
          Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

          RISKS OF INVESTING  IN STOCKS.  Stocks  fluctuate in price,  and their short-term  volatility  at  times  may  be  great.  Because  the  Fund currently invests primarily in common stocks,  the value of the Fund's portfolio  will be  affected by changes in the stock  markets.  Market risk will  affect the Fund's  net asset  values per share,  which will fluctuate as the values of the Fund's portfolio  securities  change. A variety of factors can affect the price of a particular stock, and the prices  of  individual  stocks  do not all move in the same  direction uniformly  or at the same time.  Different  stock  markets  may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or changes in government  regulations  affecting the issuer.  While the
Fund currently invests mainly in securities of large and medium-size  companies, it also buys  stocks of small  companies  which  may have  more  volatile  stock prices.

     o Industry Focus. At times, the Fund may increase the relative  emphasis of its  investments  in a  particular  industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions,  government regulations, availability  of basic  resources or supplies,  or other events that affect that industry more than others.  To the extent that the Fund has greater  emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o  Cyclical  Opportunities.  The Fund may also  seek to take  advantage  of changes in the business  cycle by investing in companies  that are  sensitive to those changes if the Manager believes they have growth potential. The Fund might sometimes  seek to take  tactical  advantage of short-term  market  movements or events affecting  particular issuers or industries.  There is a risk that if the event does not occur as  expected,  the value of the stock could fall,  which in turn could depress the Fund's share prices.

          RISKS OF FOREIGN  INVESTING.  The Fund normally  invests a substantial
          percentage  of  its  assets  in  foreign  securities.   While  foreign
          securities may offer special investment opportunities,  there are also special risks.

     The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure  requirements  to which  U.S.  companies  are  subject.  The value of
foreign   investments   may  be  affected  by  exchange   control   regulations,
expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary policy in the U.S. or abroad,  or other  political  and economic  factors.  These risks could cause the prices of foreign  stocks to fall, and could  therefore  depress the Fund's share prices.

          HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall  risk profile of the Fund and can affect the value of the Fund's investments,  its investment performance and its prices per share.  Particular  investments  and investment  strategies  also have risks.  These risks mean that you can lose money by  investing  in the
          Fund. When you redeem your shares, they may be worth more or less than what you paid for  them.  There  is no  assurance  that the Fund  will achieve its  investment  objective.  In the short term,  domestic  and foreign  stock  markets can be  volatile,  and the price of the Fund's shares can go up and down substantially. The Fund does not seek income from debt  securities  to try to reduce  the  volatility  of its share prices. The Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stocks,  but the Fund has greater  risks  than funds that  focus  solely on  large-cap  domestic stocks or stocks and bonds.

          An  investment  in the  Fund is not a  deposit  of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's  performance  (for its Class A shares) from year to year for the last 10 calendar  years and by showing  how the  average  annual total returns of the Fund's  shares,  both before and after taxes,  compare to a broad-based market index.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The  after-tax  returns for the other  classes of shares  will vary.  In certain cases, the figure representing  "Return After Taxes on Distributions and
Sale of Fund  Shares" may be higher than the other  return  figures for the same period.  A higher  after-tax  return  results  when a capital  loss  occurs upon redemption  and  translates  into an assumed tax  deduction  that  benefits  the shareholder.  The after-tax returns are calculated based on certain  assumptions mandated by regulation and your actual  after-tax  returns may differ from those shown,  depending on your  individual tax situation.  The after-tax  returns set forth below are not  relevant to  investors  who hold their fund shares  through tax-deferred  arrangements  such as  401(k)  plans  or IRAs or to  institutional investors not subject to tax. The Fund's past investment performance, before and after taxes,  is not  necessarily  an indication of how the Fund will perform in the future.

          Annual Total Returns (Class A) (as of 12/31 each year)

          [See appendix to prospectus for data in bar chart showing annual total returns]

          Sales charges and taxes are not included in the calculations of return in this bar chart,  and if those charges and taxes were included,  the returns  may be less than  those  shown.  For the period  from  1/1/02 through 9/30/02,  the cumulative return (not annualized)  before taxes for Class A shares was -24.57%.

          During the period  shown in the bar chart,  the  highest  return  (not annualized) before taxes for a calendar quarter was 36.38% (4 Qtr `99)
          and the lowest  return (not  annualized)  before  taxes for a calendar quarter was -17.77% (3 Qtr `01).

                                                                              5 Years                    10 Years
Average Annual Total Returns                                           (or life of class, if       (or life of class, if
for the periods ended December 31, 2001             1 Year                     less)                       less)
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
Class A Shares (inception 12/22/69)
  Return Before Taxes                              -16.87%                     13.49%                     11.83%
  Return After Taxes on Distributions              -16.87%                     10.79%                      9.44%
  Return  After  Taxes  on  Distributions
  and Sale of Fund Shares                          -10.27%                     10.49%                      9.10%
------------------------------------------ ------------------------- --------------------------- --------------------------
MSCI World Index (reflects no deduction            -16.52%                     5.74%                       8.52%
for fees, expenses or taxes)
------------------------------------------ ------------------------- --------------------------- --------------------------
Class B Shares (inception 8/17/93)                 -16.84%                     13.71%                     14.25%
------------------------------------------ ------------------------- --------------------------- --------------------------
Class C Shares (inception 10/2/95)                 -13.36%                     13.95%                     13.97%
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
Class N Shares (inception 3/1/01)                    N/A1                       N/A1                       N/A1
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
Class Y Shares (inception 11/17/98)                -11.66%                     16.22%                       N/A
------------------------------------------ ------------------------- --------------------------- --------------------------

          1 Because  this is a new class of shares,  return  data for the period specified is not available.

          The Fund's  average  annual total  returns  include  applicable  sales charges:  for Class A, the current  maximum  initial  sales  charge of
          5.75%;  for  Class B,  the  contingent  deferred  sales  charge  of 5%
          (1-year) and 2% (5 years); and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class
          Y.  Because  Class B shares  convert to Class A shares 72 months after purchase,  Class B  "life-of-class"  performance  does not include any contingent  deferred sales charge and uses Class A performance for the period after  conversion.  The returns  measure the  performance  of a hypothetical  account and assume that all  dividends and capital gains
          distributions   have  been  reinvested  in  additional   shares.   The
          performance  of the Fund's  Class A shares is  compared  to the Morgan
          Stanley Capital  International  (MSCI) World Index, an unmanaged index of issuers listed on the stock  exchanges of 20 foreign  countries and the U.S. The index  performance  includes  reinvestment  of income but does not reflect  transaction  costs. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

          The following  tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of  expenses  directly  for  management  of its assets, administration,  distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset  values  per share.  All  shareholders  therefore  pay those expenses indirectly. Shareholders pay other expenses directly, such as sales  charges.  The  numbers  below are based on the Fund's  expenses during its fiscal year ended September 30, 2002.

          Shareholder Fees (charges paid directly from your investment):

  ----------------------------------------- --------------- -------------- -------------- ------------ ------------
                                            Class A Shares     Class B        Class C       Class N      Class Y
                                                               Shares         Shares        Shares       Shares
                                            --------------- -------------- -------------- ------------
  -----------------------------------------                                                            ------------
  Maximum Sales Charge (Load) on
  purchases (as % of offering price)            5.75%           None           None          None         None
  ----------------------------------------- --------------- -------------- -------------- ------------
                                            --------------- -------------- -------------- ------------ ------------
  Maximum Deferred Sales Charge (Load)
  (as % of the lower of the original            None1            5%2            1%3           1%4         None
  offering price or redemption proceeds)
  ----------------------------------------- --------------- -------------- -------------- ------------ ------------
  Redemption Fee (as a percentage of
  total redemption proceeds)5                   2.00%           2.00%          2.00%         2.00%        2.00%
  ----------------------------------------- --------------- -------------- -------------- ------------ ------------

          1. A  contingent  deferred  sales charge may apply to  redemptions  of investments  of $1 million or more  ($500,000  for certain  retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

          2. Applies to redemptions in first year after purchase. The contingent deferred  sales  charge  declines  to 1% in  the  sixth  year  and  is eliminated after that.

          3. Applies to shares redeemed within 12 months of purchase.

          4. Applies to shares redeemed within 18 months of a retirement  plan's first purchase of Class N shares.

          5. The  redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund)
          within 30 days of their  purchase.  See "How to Sell  Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------- -------------- -------------- --------------- ------------ -------------
                                                 Class A        Class B        Class C        Class N      Class Y
                                                 Shares         Shares          Shares        Shares        Shares
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Management Fees                                   0.67%          0.67%          0.67%          0.67%        0.67%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Distribution and/or Service (12b-1) Fees          0.23%          1.00%          1.00%          0.50%         N/A
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Other Expenses                                    0.33%          0.33%          0.32%          0.28%        0.48%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Total Annual Operating Expenses                   1.23%          2.00%          1.99%          1.45%        1.15%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------

          Expenses may vary in future years.  "Other expenses"  include transfer agent fees, custodial fees, and accounting and legal expenses that the
          Fund pays. The "Other Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the  transfer  agent had not waived a portion of its fee under a voluntary  undertaking  to the
          Fund to limit  these  fees to 0.35% of  average  daily net  assets per fiscal  year;  for  Class  Y  only,  it  was  0.25%  per  fiscal  year
          (pro-rated) prior to November 1, 2002. That undertaking may be amended or  withdrawn  at any  time.  After  the  waiver,  the  actual  "Other
          Expenses"  and "Total Annual  Operating  Expenses" as  percentages  of average  daily  net  assets  were  0.38% and 1.05% for Class Y shares, respectively.  Under the current Class Y  undertaking,  those expenses would not have exceeded the expense limitation described above.

          EXAMPLES.  The following examples are intended to help you compare the cost of  investing  in the Fund  with the cost of  investing  in other mutual funds.  The examples  assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

          The first  example  assumes  that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.
     Both  examples also assume that your  investment  has a 5% return each year and that the class's operating  expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions, your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:                     1 Year               3 Years             5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $693                 $943               $1,212              $1,978
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $703                 $927               $1,278             $1,9461
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $302                 $624               $1,073              $2,317
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $248                 $459                $792               $1,735
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $117                 $365                $633               $1,398
------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:                 1 Year               3 Years             5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $693                 $943               $1,212              $1,978
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $203                 $627               $1,078             $1,9461
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $202                 $624               $1,073              $2,317
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $148                 $459                $792               $1,735
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $117                 $365                $633               $1,398
------------------------------------ --------------------- -------------------- ------------------ -------------------

          In the first  example,  expenses  include the initial sales charge for
          Class A and the  applicable  Class B,  Class C or  Class N  contingent deferred sales charges.  In the second  example,  the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent  deferred sales charges.  There is no sales charge on Class Y shares.  1. Class B expenses  for years 7 through 10 are  based on Class A  expenses,  since  Class B shares  automatically convert to Class A 72 months after purchase.

About the Fund's Investments

          THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different  investments  will vary over time based upon the  Manager's  evaluation of economic and market  trends.  The Fund's portfolio  might not  always  include  all of the  different  types of investments  described below. The Statement of Additional  Information
          contains  more  detailed   information  about  the  Fund's  investment
          policies and risks.

          The Manager tries to reduce risks by carefully researching  securities before they are  purchased.  The Fund  attempts  to reduce its  exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.  Also,  the Fund does not  concentrate 25% or more of its total assets in investments in any one industry.

          However,  changes in the overall  market prices of securities  and the income  they pay can occur at any time.  The share  prices of the Fund will change  daily based on changes in market  prices of  securities  and market conditions and in response to other economic events.

          CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's
          Board of  Trustees  can  change  non-fundamental  investment  policies without  shareholder  approval,  although  significant changes will be described  in  amendments  to this  Prospectus.  Fundamental  policies cannot be changed  without  the  approval  of a majority of the Fund's outstanding  voting  shares.  The  Fund's  investment  objective  is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the  Statement of  Additional  Information.  An investment  policy is not  fundamental  unless this  Prospectus or the
          Statement of Additional Information says that it is.

          OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might  not  always  use all of  them.  These  techniques  have  risks, although some are designed to help reduce overall investment or market risks.

          Other  Equity  Investments.  While the Fund  invests  mainly in common stocks, it can buy other equity securities,  such as preferred stocks, warrants and securities  convertible into common stocks,  which may be subject to credit risks and interest  rate risks,  as described in the
          Statement  of  Additional  Information.  Currently,  these  are  not a principal investment of the Fund.

          Illiquid  and  Restricted  Securities.  Investments  may  be  illiquid because they do not have an active trading market, making it difficult to value them or dispose of them  promptly at an acceptable  price.  A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the  Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid  or  restricted  securities  (the Board may increase that limit to 15%).  Certain  restricted  securities that are eligible for resale to qualified  institutional  purchasers may not be subject to that  limit.  The  Manager  monitors  holdings  of illiquid securities  on an  ongoing  basis  to  determine  whether  to sell any holdings to maintain adequate liquidity.

          Special  Risks of  Emerging  and  Developing  Markets.  While the Fund
          currently  focuses on investing in developed markets such as the U.S.,
          Canada,  Europe, Japan,  Australia and New Zealand, it can also invest in emerging or developing  markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.  Those  securities may be more difficult to sell at an acceptable  price and their prices may be more volatile than securities of issuers in more developed markets.
          Settlements  of trades may be  subject  to greater  delays so that the
          Fund might not  receive  the  proceeds  of a sale of a  security  on a timely basis. These investments may be very speculative.

          These  countries  might  have  less  developed   trading  markets  and
     exchanges.  Emerging  market  countries may have less  developed  legal and accounting  systems  and  investments  may be subject  to greater  risks of government restrictions on withdrawing the sale proceeds of securities from the country.  Economics of developing  countries  may be more  dependent on relatively few industries that may be highly vulnerable to local and global changes.  Governments  may be more  unstable and present  greater  risks of nationalization  or  restrictions  on foreign  ownership of stocks of local companies.

          Derivative  Investments.  The Fund can invest in a number of different kinds of "derivative"  investments to seek increased returns or to try to  hedge  investment  risks.  It  does  not  do  so  currently  to  a significant  degree. In general terms, a derivative  investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

          Derivatives  have risks.  If the issuer of the derivative does not pay the amount due, the Fund can lose money on the  investment.  The underlying security or investment on which the derivative is based, and the derivative itself,  might not perform the way the Manager  expected it to perform.  If that  happens,  the Fund's share price could  decline or the Fund could get less income than expected.  The Fund has limits on the amount of particular types of derivatives it can hold. However,  using derivatives can cause the
     Fund to lose money on its investment  and/or increase the volatility of its share prices.

          Hedging.  The  Fund  can  buy  and  sell  forward  contracts,  futures contracts,  and put and call  options.  These are all  referred  to as
          "hedging  instruments."  The Fund is not required to hedge to seek its objective.  The Fund has limits on its use of hedging  instruments and does not use them for speculative purposes.

          The Fund could buy and sell options, futures and forward contracts for a number of  purposes.  It might  hedge to try to manage  its  exposure  to changing  securities prices.  Buying futures and call options would tend to increase the Fund's exposure to the securities  markets.  Forward contracts can be used to try to manage  foreign  currency risks on the Fund's foreign investments.

          Hedging  involves risks.  If the Manager used a hedging  instrument at the wrong time or judged market conditions incorrectly,  the strategy could reduce the Fund's  return.  The Fund  could also  experience  losses if the prices of its futures and options  positions were not  correlated  with its other  investments  or if it could not close out a  position  because of an illiquid market.

          Portfolio  Turnover.  The Fund's investment process may cause the Fund to engage in active  and  frequent  trading.  Therefore,  the Fund may engage in short-term  trading  while trying to achieve its  objective.
          Portfolio  turnover  increases  brokerage  costs  the Fund  pays  (and reduces performance). If the Fund realizes capital gains when it sells its portfolio  investments,  it must  generally pay those gains out to shareholders,  increasing their taxable  distributions.  The Financial
          Highlights  table  at the  end of this  Prospectus  shows  the  Fund's portfolio turnover rates during prior fiscal years.

          Temporary  Defensive  and  Interim  Investments.  In times of unstable adverse market or economic conditions,  the Fund can invest up to 100%
          of its assets in temporary  investments that are inconsistent with the
          Fund's principal investment  strategies.  These would ordinarily be U.
          S. government securities, highly-rated commercial paper, bank deposits or repurchase  agreements.  For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements,
          Treasury bills and other short-term U.S.  government  securities.  The
          Fund might also hold these types of securities  pending the investment proceeds from the sale of portfolio  securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

          THE MANAGER.  The Manager  chooses the Fund's  investments and handles its day-to-day business.  The Manager carries out its duties,  subject to the policies established by the Fund's Board of Trustees,  under an
          investment    advisory    agreement    that   states   the   Manager's
          responsibilities.  The  agreement  sets the fees the Fund  pays to the
          Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

          The Manager has operated as an investment  advisor since January 1960.
     The Manager and its  subsidiaries  and controlled  affiliates  managed more than $120  billion in assets as of  September  30,  2002,  including  other
     Oppenheimer  funds  with  more  than 7 million  shareholder  accounts.  The
     Manager is located at 498 Seventh Avenue, New York, New York 10018.

          Portfolio  Manager.  The  portfolio  manager of the Fund is William L.
          Wilby.  He is a Vice President of the Fund and a Senior Vice President
          of the Manager. He has been the person principally responsible for the day-to-day  management of the Fund's portfolio since October 1992. Mr.
          Wilby  also  serves as an  officer  and  portfolio  manager  for other
          Oppenheimer funds. He joined the Manager in 1991.

          Advisory Fees. Under the investment advisory agreement,  the Fund pays the  Manager  an  advisory  fee at an  annual  rate that  declines  on additional  assets as the Fund grows:  0.80% of the first $250 million of  average  annual  net  assets of the  Fund,  0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion,
          0.67% on the next $1.5 billion,  0.65% on the next $2.5 billion, 0.63%
          of the next $4  billion  and 0.61% of  average  annual  net  assets in excess of $10 billion.  The Fund's  management fee for the fiscal year ended  September 30, 2002,  was 0.67% of average annual net assets for each class of shares.

A B O U T   Y O U R   A C C O U N T

How to Buy Shares

          You can buy  shares  several  ways,  as  described  below.  The Fund's
          Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole  discretion,  may  reject any  purchase  order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account
     Application and return it with a check payable to "OppenheimerFunds Distributor,
     Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o        Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay
         for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     o Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.  Details are in the
         Asset Builder Application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?  In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
     o If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special Investor
         Services," you can start your account with as little as $500.
     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the
         Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
     o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer
         Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.
     All references to time in this Prospectus mean "Eastern time".

     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

     If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
     Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.
The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The
     New York Stock Exchange closes that day.  If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the
     Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor.
     Otherwise, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares.  Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.
For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class
         C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional
     Information.  Share certificates are only available for Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer
Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

----------------------------------------------- --------------------- ------------------------- ----------------------
                                                  Front-End Sales      Front-End Sales Charge
                                                    Charge As a        As a Percentage of Net      Concessions As
                                                   Percentage of          Amount Invested           Percentage of
Amount of Purchase                                 Offering Price                                  Offering Price
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
Less than $25,000                                      5.75%                   6.10%                    4.75%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$25,000 or more but less than $50,000                  5.50%                   5.82%                    4.75%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$50,000 or more but less than $100,000                 4.75%                   4.99%                    4.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$100,000 or more but less than $250,000                3.75%                   3.90%                    3.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$250,000 or more but less than $500,000                2.50%                   2.56%                    2.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$500,000 or more but less than $1 million              2.00%                   2.04%                    1.60%
----------------------------------------------- --------------------- ------------------------- ----------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional
      Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1,
      2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of
      $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0%
      of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption
              (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class
      A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans that have
$10 million or more in plan assets and that have entered into a special  agreement  with the Distributor  and by retirement  plans which are part of a retirement plan product or platform  offered  by  certain  banks,  broker-dealers,  financial  advisors,  insurance companies  or  recordkeepers  which  have  entered  into a  special  agreement  with the
Distributor.  The  Distributor  currently  pays  dealers  of  record  concessions  in an amount  equal to  0.25% of the  purchase  price  of Class A shares  by those  retirement plans from its own  resources  at the time of sale,  subject to  certain  exceptions  as described in the Statement of Additional  Information.  There is no contingent  deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

------------------------------------------------------------ ---------------------------------------------------------
Years Since Beginning of                                     Contingent Deferred Sales Charge
Month in Which Purchase                                      On Redemptions in That Year
Order Was Accepted                                           (As % of Amounts Subject to Charge)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
0-1                                                          5.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
1-2                                                          4.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
2-3                                                          3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
3-4                                                          3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
4-5                                                          2.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
5-6                                                          1.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
More than 6                                                  None
------------------------------------------------------------ ---------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class
A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the
Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions

on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the
Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar  month of  their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N Shares" in the Statement of
Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this
Prospectus do not apply to Class N shares offered through a group retirement plan.
Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY  CLASS Y  SHARES?  Class Y shares  are sold at net  asset  value  per  share
without  a  sales  charge  directly  to   institutional   investors  that  have  special
agreements  with  the  Distributor  for  this  purpose.   They  may  include   insurance
companies,  registered  investment  companies  and employee  benefit  plans.  Individual investors cannot buy Class Y shares directly.

         An institutional  investor that buys Class Y shares for its customers' accounts may impose charges on those accounts.  The procedures for buying,  selling,  exchanging, and  transferring  the Fund's other  classes of shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their  Colorado  office) and the special  account  features  available  to investors  buying  those other  classes of shares do not apply to Class Y shares.  Instructions for buying, selling,  exchanging or transferring  Class Y shares must be submitted  by the  institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the
Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.  With respect to
Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has
adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class
N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on
Class N shares.  The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by  1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.  The
Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the
Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.
Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the
Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.
Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the
Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.
Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated
Clearing House (ACH) member. AccountLink lets you:
     o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
     o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the
Transfer Agent receives written instructions terminating or changing those privileges.
After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number,
1.800.225.5677.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
     OppenheimerFunds account you have already established by calling the special
     PhoneLink number.
Selling Shares.  You can redeem shares by telephone automatically by calling the
     PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call
1.800.225.5677 for information about which transactions may be handled this way.
Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional
Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE
     IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
     401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

       Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

         The Fund  assesses a 2% fee on the  proceeds of Fund  shares that are  redeemed
(either by selling or  exchanging to another  Oppenheimer  fund) within 30 days of their purchase.  The  redemption  fee is paid to the  Fund,  and is  intended  to  offset  the
trading  costs,   market  impact  and  other  costs  associated  with  short-term  money movements  in and out of the Fund.  The  redemption  fee is imposed  to the extent  that
Fund shares  redeemed  exceed  Fund  shares  that have been held more than 30 days.  For shares of the Fund  acquired by  exchange,  the holding  period prior to the exchange is not considered in determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:
o        held in certain omnibus  accounts,  including  retirement plans qualified under
         Sections  401(a) or 401(k) of the  Internal  Revenue  Code,  Section  403(b)(7)
         custodial plan accounts,  or plans  administered  as college  savings  programs under Section 529 of the Internal Revenue Code,
o        redeemed   under   automatic   withdrawal   plans  or  pursuant  to   automatic
         re-balancing in OppenheimerFunds Portfolio Builder accounts,
o        redeemed due to death or disability of the shareholder, or
o        redeemed  from accounts for which the dealer,  broker or financial  institution of record has entered into an agreement with the Distributor for this purpose.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o        You wish to redeem more than $100,000 and receive a check
     o The redemption check is not payable to all shareholders listed on the account statement
     o The redemption check is not sent to the address of record on your account statement
     o Shares are being transferred to a Fund account with a different owner or name
     o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an
     OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire.  While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal
     Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter of instruction that includes:
o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered,
         and
o        Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express requests
to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue,
Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed.  There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.
No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A,  Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you
advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:
     o the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o shares purchased by the reinvestment of dividends or capital gains distributions, or
     o shares redeemed in the special circumstances described in Appendix B to the
         Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.       shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
o        Shares of the fund selected for exchange must be available for sale in your state of residence.
o        The prospectuses of both funds must offer the exchange privilege.
o        You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in  the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative, or by using PhoneLink for automated exchanges by calling
1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
         Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock
         Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
     o   The interests of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be  adversely  affected  when its shares  are  repeatedly bought and sold in response to short-term  market  fluctuations--also  known as
         "market  timing."  When large dollar  amounts are  involved,  the Fund may have difficulty  implementing  long-term  investment  strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the
         Fund to sell portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These factors may hurt the Fund's performance and its  shareholders.  When the Manager believes  frequent trading
         would  have  a  disruptive   effect  on  the  Fund's   ability  to  manage  its
         investments,  the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person,  group or account that the Manager  believes to be a market timer.
o        The Fund may amend,  suspend or terminate  the exchange  privilege at any time.
         The  Fund  will  provide  you  notice  whenever  it  is  required  to  do so by applicable law, but it may impose changes at any time for emergency purposes.
o        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.
o        The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed
         (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. Further details are set forth following the first paragraph under "How to Sell Shares" on page 22.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual fee is assessed on any account valued at less than $500.  The fee is automatically deducted from accounts annually on or about the second to last business day of September.  See the Statement of Additional Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of
     Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.  The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in
     NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder)
     within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and
     Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by
     Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
     Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
     Transfer Agent at 1.800.225.5677.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in
December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B,
Class C and Class N shares, which normally have higher expenses than Class A and Class
Y.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.
There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions.
You have four options:
Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions
     (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the
Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 Class A   Year Ended September 30,

 2002              2001                2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period
 $ 40.04           $ 67.48         $49.50          $ 38.34          $ 49.32
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .20
..26              .17             1.08
 Net realized and unrealized gain (loss)         (4.86)           (15.68)
22.20            14.37            (5.49)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.79)           (15.48)
22.46            14.54            (4.41)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.32)            (.39)            (.83)
 Dividends in excess of net investment income       --                --
(.04)              --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.48)           (3.38)           (6.57)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $ 35.25            $40.04
$67.48           $49.50           $38.34

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (11.96)%          (27.10)%
47.13%           40.05%           (9.85)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $4,559,330        $4,876,120
$6,225,967       $3,780,168       $2,904,763
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $5,552,582        $5,851,970
$5,555,437       $3,475,038       $3,381,204
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            0.18%             0.42%
0.41%            0.37%            0.96%
 Expenses                                         1.23%             1.12%
1.08%            1.16%            1.14%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          21 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.11           $ 65.26         $
48.05          $ 37.32          $ 48.19
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.32)             (.06)
(.19)            (.16)             .69
 Net realized and unrealized gain (loss)         (4.49)           (15.13)
21.52            13.99            (5.31)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.81)           (15.19)
21.33            13.83            (4.62)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
--             (.11)            (.51)
 Dividends in excess of net investment income       --                --
--               --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                      --            (11.96)
(4.12)           (3.10)           (6.25)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.30            $38.11
$65.26           $48.05           $37.32

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (12.62)%          (27.68)%
46.01%           38.99%          (10.56)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,119,360        $1,386,315
$1,948,901       $1,250,245         $897,473
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,456,440        $1,731,624
$1,779,871       $1,121,639         $965,647
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                    (0.60)%           (0.35)%
(0.38)%          (0.40)%           0.20%
 Expenses                                         2.00%             1.89%
1.85%            1.94%            1.91%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          22 | OPPENHEIMER GLOBAL FUND

 Class C   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.71           $ 66.09         $
48.63          $ 37.79          $ 48.77
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.12)              .07
..06             (.08)             .75
 Net realized and unrealized gain (loss)         (4.77)           (15.49)
21.54            14.07            (5.42)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.89)           (15.42)
21.60            13.99            (4.67)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.02)            (.16)            (.57)
 Dividends in excess of net investment income       --                --
--(1)            --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.14)           (3.15)           (6.31)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.82            $38.71
$66.09           $48.63           $37.79

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.63)%          (27.67)%
46.01%           38.97%          (10.53)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $463,949          $418,525
$404,312         $152,620          $90,707
------------------------------------------------------------------------------------------------------------------------------------

 Average net assets (in thousands)            $521,168          $448,751
$287,843         $125,334          $79,398
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                    (0.56)%           (0.33)%
(0.29)%          (0.38)%           0.23%
 Expenses                                         1.99%             1.89%
1.85%            1.94%            1.91%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          23 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class N   Year Ended September 30,               2002              2001(1)
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $39.98            $50.13
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .01
 Net realized and unrealized loss                (4.92)           (10.16)
                                                --------------------------------
 Total from investment operations                (4.85)           (10.15)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
 Dividends in excess of net investment income       --                --
 Distributions from net realized gain               --                --
                                                --------------------------------
 Total dividends and/or distributions to shareholders
--------------------------------------------------------------------------------
 Net asset value, end of period                 $35.13            $39.98
                                                ================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.13)%          (20.25)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $51,077            $5,971
--------------------------------------------------------------------------------
 Average net assets (in thousands)             $33,737            $1,717
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            0.14%             0.13%
 Expenses                                         1.45%             1.41%
--------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%

1. For the period from March 1, 2001 (inception of offering) to September
30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

                          24 | OPPENHEIMER GLOBAL FUND

 Class Y   Year Ended September 30,                        2002
2001               2000              1999(1)
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 40.11            $
67.53            $ 49.54           $ 42.38
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .12
..22                .64               .63
 Net realized and unrealized gain (loss)                  (4.85)
(15.68)             22.03             10.00

----------------------------------------------------------------------------
 Total from investment operations                         (4.73)
(15.46)             22.67             10.63
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --
--               (.50)             (.48)
 Dividends in excess of net investment income                --
--               (.06)               --
 Distributions from net realized gain                        --
(11.96)             (4.12)            (2.99)

----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                               --
(11.96)             (4.68)            (3.47)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 35.38
$40.11             $67.53            $49.54

============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                     (11.79)%
(27.04)%            47.63%            27.11%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $164,363
$165,281           $203,252           $36,593
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $191,788
$194,016           $136,515           $16,838
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     0.37%
0.54%              0.90%             1.07%
 Expenses                                                  1.15%
1.06%              0.82%             0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees            1.05%
1.00%              0.82%             0.78%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     27%
36%                62%               68%

1. For the period from November 17, 1998 (inception of offering) to September
30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

                                    Appendix to Prospectus of
                                     Oppenheimer Global Fund

          Graphic material included in the Prospectus of Oppenheimer Global Fund
     (the "Fund") under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

          A bar chart will be included in the  Prospectus of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for each of the ten most recent calendar years,  without deducting sales  charges.  Set forth  below are the  relevant  data  points that will appear on the bar chart.

Calendar Year Ended                            Annual Total Returns
-------------------                           --------------------

12/31/92                                             -14.20%
12/31/93                                             42.63%
12/31/94                                             -3.11%
12/31/95                                             16.59%
12/31/96                                             17.52%
12/31/97                                             21.82%
12/31/98                                             12.71%
12/31/99                                             58.48%
12/31/00                                             4.06%
12/31/01                                             -11.80%

               OPPENHEIMER GLOBAL FUND
                 Supplement dated March 31, 2003 to the
              Statement of Additional Information dated November 22, 2002

          The Statement of Additional Information is changed as follows:

          1.  The  supplement   dated  March  4,  2003  is  replaced  with  this
          supplement.

          2. The section captioned "Other Investment  Techniques and Strategies"
          is amended as follows:

          a. The  first  sentence  under  the  caption  "Futures"  on page 11 is revised to read as follows:

          "Futures.  The Fund can buy and sell futures  contracts that relate to
          (1) broadly-based stock indices (these are referred to as "stock index futures"),  (2) an individual stock ("single stock futures"), (3) bond indices  (these are  referred  to as "bond index  futures"),  (4) debt securities (these are referred to as "interest rate futures"), and (5)
          foreign currencies (these are referred to as "forward contracts")."

          b. The following is added to the end of the third  paragraph under the
          "Futures" caption:

          "Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified  equity  security to settle the  futures  transaction.  Either  party  could  also  enter  into an offsetting  contract to close out the  position.  Single stock futures trade on a very limited number of exchanges,  with contracts typically not fungible among the exchanges."

          c. The third  paragraph  under the caption "Buying and Selling Options on Foreign Currencies" on page 15 is revised to read as follows:

          "A call the Fund writes on a foreign currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign  currency without additional  cash  consideration  (or it can do so for additional  cash consideration  identified on its books) upon conversion or exchange of other foreign currency held in its portfolio."

          d. The last sentence of the fourth paragraph under the caption "Buying and  Selling  Options  on  Foreign  Currencies"  is revised to read as follows:

          "In those circumstances,  the Fund covers the option by identifying on its books cash, U.S. government  securities or other liquid securities in an amount equal to the exercise price of the option."

          e. The  first  sentence  of the  sixth  paragraph  under  the  caption
          "Forward Contracts" on page 17 is revised to read as follows:

              "The  Fund  will  cover its  short  positions  in these  cases by identifying  on its books liquid  assets  having a value equal to the  aggregate  amount of the  Fund's  commitment  under  forward contracts."

          3. The section captioned "Board of Trustees and Oversight  Committees"
          on page 26 is amended as follows:

          a. The second  sentence of the second  paragraph under that caption is revised to read:

          "The members of the Audit Committee are Kenneth A. Randall  (Chairman)
          and Edward Reagan."

          b. The first  sentence of the third  paragraph  under that  caption is revised to read:

          "The members of the Study  Committee  are Robert G. Galli  (Chairman),
          Elizabeth Moynihan and Joel Motley."

          4. Effective  December 31, 2002, Mr. Leon Levy retired as a Trustee of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board, effective  January 1, 2003.  Effective  March 31, 2003,  Mr.  Benjamin
          Lipstein retired as a Trustee.  Therefore, the Statement of Additional
          Information is revised by deleting the biography for Messrs.  Levy and
          Lipstein  on page 28 and by  adding  the  following  to Mr.  Yeutter's biography: "Chairman of the Board of Trustees."

          5.  In the  Trustee  compensation  table  on page  33,  the  title  of
          "Chairman"  after  Mr.  Levy's  name  is  deleted  and  the  title  of
          "Chairman"  is added  after  Mr.  Yeutter's  name.  In  addition,  the following  footnote  is added  following  the names of  Messrs.  Levy,
          Lipstein and Yeutter:

          7. Effective January 1, 2003, Mr. Yeutter became Chairman of the Board of  Trustees  of the Board I Funds upon the  retirement  of Mr.  Levy.
          Effective March 31, 2003, Mr. Lipstein retired as a Trustee.

March 31, 2003                                             PX330.008

Oppenheimer Global Fund
----------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, CO 80112
1.800.225.5677

Statement of Additional Information dated November 22, 2002

          This  Statement of Additional  Information  is not a Prospectus.  This
     document  contains  additional  information  about the Fund and supplements information  in the  Prospectus  dated November 22, 2002. It should be read together with the  Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer  Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,
     Denver,  Colorado  80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

          The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of
     Additional  Information  contains  supplemental   information  about  those
     policies and risks and the types of securities  that the Fund's  investment
     Manager,  OppenheimerFunds,  Inc.,  can  select  for the  Fund.  Additional information is also provided about the strategies  that the Fund may use to try to achieve its objective.

          The  Fund's  Investment  Policies.   The  composition  of  the  Fund's
          portfolio and the techniques  and strategies  that the Manager uses in selecting  portfolio  securities  will vary over time. The Fund is not required  to use  all  of the  investment  techniques  and  strategies described  below at all times in seeking its goal.  It may use some of the special investment  techniques and strategies at some times or not at all.

          In  selecting  securities  for  the  Fund's  portfolio,   the  Manager
     evaluates  the  merits of  particular  equity and  fixed-income  securities primarily through the exercise of its own investment analysis. That process may include,  among other  things,  evaluation  of the issuer's  historical operations,  prospects  for the  industry of which the issuer is part,  the issuer's financial condition, its pending product developments and business
     (and  those of  competitors),  the effect of  general  market and  economic conditions on the issuer's business,  and legislative  proposals that might affect the issuer.

          |X| Investments in Equity Securities. The Fund focuses its investments in equity securities of both foreign and U.S. companies.  Equity securities
     include  common  stocks,   preferred  stocks,  rights  and  warrants,   and
     securities  convertible  into  common  stock.  The Fund's  investments  can include  stocks of companies  in any market  capitalization  range,  if the
     Manager  believes the investment is consistent  with the Fund's  objective, including the preservation of principal.  Certain equity  securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

          Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these  securities  also involve  greater  risks than  securities  of larger companies.  Securities  of small  capitalization  issuers may be subject to greater  price  volatility  in general than  securities  of  large-cap  and mid-cap companies.  Therefore,  to the degree that the Fund has investments in smaller  capitalization  companies  at times of market  volatility,  the
     Fund's share price may fluctuate more. Those  investments may be limited to the extent the Manager believes that such investments would be inconsistent with the goal of preservation of principal. As noted below, the Fund limits investments in unseasoned small cap issuers.

          |_| Growth  Companies.  The Fund may invest in  securities of "growth"
     companies.  Growth  companies are those companies that the Manager believes are entering into a growth cycle in their  business,  with the  expectation that their stock will increase in value. They may be established  companies as well as newer companies in the development  stage.  Growth companies may have a variety of characteristics that in the Manager's view define them as
     "growth" issuers.

          They may be generating or applying new  technologies,  new or improved distribution  techniques or new services.  They may own or develop  natural resources.  They may be companies  that can benefit from changing  consumer demands or lifestyles,  or companies that have projected earnings in excess of the  average  for their  sector or  industry.  In each  case,  they have prospects  that the Manager  believes are favorable for the long term.  The portfolio  manager  of the Fund  looks for growth  companies  with  strong, capable  management  sound  financial and accounting  policies,  successful product development and marketing and other factors.

          |_| Convertible  Securities.  The value of a convertible security is a function  of its  "investment  value"  and its  "conversion  value." If the investment  value exceeds the  conversion  value,  the security will behave more like a debt  security and the  security's  price will likely  increase when  interest  rates fall and decrease  when  interest  rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more  like an equity  security.  In that  case,  it will  likely  sell at a premium  over its  conversion  value and its price  will tend to  fluctuate directly with the price of the underlying security.

          While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
     causes them to be regarded by the Manager more as "equity  equivalents." As a result,  the  rating  assigned  to the  security  has less  impact on the
     Manager's  investment  decision  than in the case of  non-convertible  debt fixed-income securities.

          To  determine  whether  convertible  securities  should be regarded as
     "equity equivalents," the Manager examines the following factors:

          (1) whether, at the option of the investor,  the convertible  security can be  exchanged  for a fixed  number of  shares  of  common  stock of the issuer,

          (2) whether the issuer of the convertible  securities has restated its earnings per share of common stock on a fully  diluted  basis  (considering the effect of conversion of the convertible securities), and

          (3) the extent to which the  convertible  security  may be a defensive
     "equity   substitute,"   providing  the  ability  to   participate  in  any
     appreciation in the price of the issuer's common stock.

          |_| Rights and  Warrants.  Warrants  basically are options to purchase equity  securities at specific  prices valid for a specific period of time.
     Their  prices  do  not  necessarily  move  parallel  to the  prices  of the underlying securities.  Rights are similar to warrants, but normally have a
     short  duration  and  are  distributed   directly  by  the  issuer  to  its
     shareholders.  Rights  and  warrants  have no  voting  rights,  receive  no dividends and have no rights with respect to the assets of the issuer.

          |X|  Foreign   Securities.   The  Fund  expects  to  have  substantial
     investments in foreign  securities.  These include equity securities issued by foreign  companies and debt  securities  issued or guaranteed by foreign companies  or  governments,  including  supra-national  entities.  "Foreign securities" include equity and debt securities of companies organized under the laws of  countries  other  than the United  States and debt  securities issued or guaranteed by  governments  other than the U.S.  government or by foreign supra-national  entities. They also include securities of companies
     (including  those that are located in the U.S. or organized under U.S. law)
     that derive a significant  portion of their revenue or profits from foreign businesses,  investments  or sales,  or that have a significant  portion of their assets abroad. They may be traded on foreign securities  exchanges or in the foreign over-the-counter markets.

          Securities  of  foreign  issuers  that  are  represented  by  American
     Depository  Receipts  or that are listed on a U.S.  securities  exchange or traded in the U.S.  over-the-counter  markets are not  considered  "foreign securities" for the purpose of the Fund's investment  allocations,  because they are not  subject  to many of the  special  considerations  and  risks, discussed below, that apply to foreign securities traded and held abroad.

          Because  the Fund  may  purchase  securities  denominated  in  foreign currencies, a change in the value of such foreign currency against the U.S.
     dollar  will  result  in a change  in the  amount  of  income  the Fund has available  for  distribution.  Because a portion of the  Fund's  investment income may be received in foreign currencies,  the Fund will be required to compute its income in U.S. dollars for  distribution to  shareholders,  and therefore the Fund will absorb the cost of currency fluctuations. After the
     Fund has distributed income,  subsequent foreign currency losses may result in the Fund's having  distributed more income in a particular fiscal period than was available from investment  income,  which could result in a return of capital to shareholders.

          Investing  in  foreign   securities  offers  potential   benefits  not
     available from  investing  solely in securities of domestic  issuers.  They include the  opportunity to invest in foreign  issuers that appear to offer growth  potential,  or in  foreign  countries  with  economic  policies  or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner  parallel  to U.S.  markets.  The Fund will  hold  foreign
     currency  only  in  connection   with  the  purchase  or  sale  of  foreign
     securities.

          |_| Risks of Foreign Investing.  Investments in foreign securities may
     offer  special   opportunities  for  investing  but  also  present  special
     additional  risks  and   considerations   not  typically   associated  with
     investments in domestic securities. Some of these additional risks are:

          o reduction of income by foreign taxes;

          o  fluctuation  in value of  foreign  investments  due to  changes  in currency  rates or currency  control  regulations  (for  example,  currency blockage);

          o  transaction  charges  for  currency  exchange;

          o lack of public  information about foreign issuers;

          o  lack  of  uniform  accounting,  auditing  and  financial  reporting standards in foreign  countries  comparable to those applicable to domestic issuers;

          o less volume on foreign exchanges than on U.S.  exchanges;

          o greater volatility and less liquidity on foreign markets than in the
     U.S.;

          o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; o greater  difficulties in commencing lawsuits;

          o higher  brokerage  commission  rates than in the U.S.;

          o increased risks of delays in settlement of portfolio transactions or loss of certificates  for portfolio  securities;

          o  possibilities  in some  countries  of  expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic developments;  and

          o  unfavorable  differences  between  the  U.S.  economy  and  foreign economies.

          In  the  past,  U.S.  Government  policies  have  discouraged  certain
     investments   abroad  by  U.S.   investors,   through   taxation  or  other
     restrictions,   and  it  is  possible  that  such  restrictions   could  be
     re-imposed.

          |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special  opportunities  for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
     Canada,  Australia, New Zealand and Japan. There may be even less liquidity in their  securities  markets,  and  settlements  of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the  repatriation  of income and profits because of currency  restrictions  imposed by local  governments.  Those countries may also be subject to the risk of greater political and economic  instability, which can greatly  affect the  volatility  of prices of securities in those
     countries.   The  Manager  will  consider  these  factors  when  evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

          The Fund  intends  to  invest  less  than 5% of its  total  assets  in securities of issuers of Eastern European countries.  The social, political and economic reforms in most Eastern European  countries are still in their early  stages,  and there  can be no  assurance  that  these  reforms  will
     continue.   Eastern  European  countries  in  many  cases  do  not  have  a sophisticated or well-established capital market structure for the sale and trading of securities.  Participation in the investment  markets in some of those countries may be available  initially or solely through investment in joint ventures, state enterprises,  private placements, unlisted securities or other similar illiquid investment vehicles.

          In addition,  although  investment  opportunities may exist in Eastern
     European  countries,  any  change  in the  leadership  or  policies  of the governments of those countries, or changes in the leadership or policies of any other  government  that  exercises a significant  influence  over those countries,  may halt the  expansion  of or reverse  the  liberalization  of
     foreign  investment   policies  now  occurring.   As  a  result  investment
     opportunities which may currently exist may be threatened.

          The  prior  authoritarian  governments  of a  number  of  the  Eastern
     European  countries  previously  expropriated  large  amounts  of real  and personal property,  which may include property which will be represented by or held by entities issuing the securities the Fund might wish to purchase.
     In many  cases,  the  claims of the prior  property  owners  against  those governments were never finally settled.  There can be no assurance that any property represented by or held by entities issuing securities purchased by the Fund will not also be expropriated,  nationalized,  or confiscated.  If that property were confiscated,  the Fund could lose a substantial  portion of its investments in such countries.  The Fund's investments could also be adversely affected by exchange control  regulations imposed in any of those countries.

          |X| Investing in Debt  Securities.  While the Fund does not invest for the purpose of seeking current income, at times the Fund can invest in debt securities, including the convertible debt securities described above under the description of equity investments. Debt securities also can be selected for investment by the Fund for defensive purposes,  as described below. For example,  when the stock market is volatile,  or when the portfolio manager believes that growth  opportunities  in stocks are not attractive,  certain debt securities  might provide not only offer defensive  opportunities  but also some opportunities for capital appreciation.

          The Fund's debt  investments can include  corporate bonds and notes of foreign  or  U.S.  companies,  as  well  as  U.S.  and  foreign  government securities.  It is not expected that this will be a  significant  portfolio strategy  of the  Fund  under  normal  market  circumstances,  and the Fund normally does not intend to invest more than 5% of its total assets in debt securities.

          |_| Credit  Risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than lower-yield, higher-quality bonds.

          The  Fund's  debt   investments  can  include   investment-grade   and
     non-investment-grade   bonds  (commonly   referred  to  as  "junk  bonds").
     Investment-grade  bonds are bonds rated at least "Baa" by Moody's Investors
     Service,  Inc., at least "BBB" by Standard & Poor's Ratings Services or
     Fitch, Inc., or have comparable  ratings by another  nationally  recognized statistical rating organization.

          In making investments in debt securities, the Manager may rely to some extent  on the  ratings  of  ratings  organizations  or it may  use its own research to evaluate a security's credit-worthiness.  If the securities are unrated,  to be considered part of the Fund's holdings of  investment-grade securities,  they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

          |_| Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will  tend to  reduce  the  market  value  of  already-issued  fixed-income investments,  and a decline in general interest rates will tend to increase their value. In addition,  debt securities  with longer  maturities,  which tend to have higher yields, are subject to potentially greater fluctuations in value from  changes in  interest  rates than  obligations  with  shorter maturities.

          Fluctuations in the market value of fixed-income  securities after the
     Fund buys them will not affect the  interest  payable on those  securities, nor the cash income from them.  However,  those price  fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

          |X| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its portfolio securities during its last fiscal year.
     For  example,  if a fund sold all of its  securities  during the year,  its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will  fluctuate  from year to year,  and the Fund may have a portfolio turnover rate of more than 100% annually.

          Increased  portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the  realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

          Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time use the types of investment  strategies and  investments  described  below.  It is not  required to use all of these strategies at all times, and at times may not use them.

          |X| Zero Coupon  Securities.  The Fund may buy zero-coupon and delayed interest  securities,  and "stripped"  securities.  Stripped securities are debt securities  whose interest coupons are separated from the security and sold  separately.  The  Fund can buy  different  types  of  zero-coupon  or stripped securities,  including, among others, U.S. Treasury notes or bonds that have been stripped of their  interest  coupons,  U.S.  Treasury  bills issued without interest coupons, and certificates representing interests in stripped securities.

          Zero-coupon  securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security,  which is redeemed at face value on a specified  maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount  typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible,  in that they are zero-coupon securities until a predetermined date,  at which time they  convert to a security  with a  specified  coupon rate.

          Because   zero-coupon   securities   pay  no  interest   and  compound
     semi-annually at the rate fixed at the time of their issuance,  their value is generally more volatile than the value of other debt  securities.  Their value  may  fall  more  dramatically  than the  value  of  interest-bearing securities when interest rates rise.  When prevailing  interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

          The Fund's investment in zero-coupon  securities may cause the Fund to recognize income and make distributions to shareholders  before it receives any cash  payments  on the  zero-coupon  investment.  To  generate  cash to satisfy  those  distribution  requirements,  the  Fund  may  have  to  sell portfolio  securities  that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

          |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements. It may do so

          o for  liquidity  purposes  to meet  anticipated  redemptions  of Fund shares,  or

          o pending the investment of the proceeds from sales of Fund shares, or

          o pending the settlement of portfolio  securities  transactions,  or

          o for temporary defensive purposes, as described below.

          In a  repurchase  transaction,  the Fund  buys a  security  from,  and simultaneously  resells  it to,  an  approved  vendor  for  delivery  on an agreed-upon  future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon  interest rate effective for the period during  which the  repurchase  agreement  is in  effect.  Approved  vendors
     include  U.S.   commercial  banks,  U.S.  branches  of  foreign  banks,  or broker-dealers  that have been  designated as primary dealers in government securities.  They must meet credit  requirements set by the Fund's Board of
     Trustees from time to time.

          The majority of these  transactions  run from day to day, and delivery pursuant  to the  resale  typically  occurs  within one to five days of the purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's limits on holding illiquid  investments.  There is no limit on the  amount  of the  Fund's  net  assets  that may be  subject  to repurchase agreements having maturities of seven days or less.

          Repurchase agreements, considered "loans" under the Investment Company
     Act, are collateralized by the underlying  security.  The Fund's repurchase agreements  require that at all times while the repurchase  agreement is in effect,  the value of the  collateral  must equal or exceed the  repurchase price to fully  collateralize  the repayment  obligation.  However,  if the vendor  fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its  ability to do so. The Manager  will  monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

          Pursuant to an Exemptive  Order issued by the  Securities and Exchange
     Commission,  the Fund, along with other affiliated  entities managed by the
     Manager,  may  transfer  uninvested  cash  balances  into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements,  secured by U.S. government  securities.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase  arrangement  requires that the market value of the  collateral be sufficient to cover payments of interest and principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

          |X|  Illiquid  and  Restricted  Securities.  Under  the  policies  and procedures  established  by the  Fund's  Board  of  Trustees,  the  Manager
     determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those  securities to be  registered.  The expenses of registering  restricted  securities may be negotiated  by the Fund  with  the  issuer  at the  time the Fund  buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision  is  made to sell  the  security  and the  time  the  security  is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

          The  Fund may  also  acquire  restricted  securities  through  private placements.  Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

          The  Fund  has  limitations  that  apply to  purchases  of  restricted securities,  as stated in the Prospectus.  Those percentage restrictions do not limit purchases of restricted  securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
     1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines take into account the trading  activity  for such  securities  and the  availability  of reliable pricing  information,  among other  factors.  If there is a lack of trading interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.

          Illiquid  securities  include repurchase  agreements  maturing in more than  seven  days  and  participation  interests  that  do  not  have  puts exercisable within seven days.

          |X| Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage related  securities.  In this type of transaction, the Fund sells a mortgage  related  security to a buyer and  simultaneously agrees to  repurchase a similar  security  (the same type of security,  and having the same coupon and  maturity)  at a later date at a set price.  The securities  that are  repurchased  will have the same  interest rate as the securities that are sold, but typically will be collateralized by different
     pools  of  mortgages  (with  different   prepayment   histories)  than  the
     securities  that have been sold.  Proceeds  from the sale are  invested  in short-term  instruments,  such as  repurchase  agreements.  The income from those  investments,  plus the fees from the forward roll  transaction,  are expected  to  generate  income  to the Fund in  excess  of the yield on the securities that have been sold.

          The Fund will only enter into  "covered"  rolls.  To assure its future payment of the purchase  price,  the Fund will  identify on its books cash,
     U.S. government securities or other high-grade debt securities in an amount equal to the payment obligation under the roll.

          These transactions have risks.  During the period between the sale and the  repurchase,  the Fund will not be  entitled  to receive  interest  and principal  payments on the  securities  that have been sold. It is possible that the market value of the  securities  the Fund sells may decline  below the price at which the Fund is obligated to repurchase securities.

          |X|  Loans  of  Portfolio  Securities.  To raise  cash  for  liquidity purposes or income, the Fund can lend its portfolio  securities to brokers, dealers and other types of  financial  institutions  approved by the Fund's
     Board of  Trustees.  These  loans are  limited  to not more than 25% of the value of the Fund's net assets. The Fund currently does not intend that its loans of  securities  in the  current  year  will  exceed  15% of its total assets.

          There are some risks in connection with securities  lending.  The Fund might  experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in  recovery  of the loaned  securities  if the  borrower defaults.  The Fund  must  receive  collateral  for a loan.  Under  current applicable  regulatory  requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned  securities.  It must consist of cash,  bank  letters of credit,  or securities of the U.S. Government or its agencies or instrumentalities,  or other cash  equivalents  in which the Fund is  permitted  to invest.  To be acceptable  as  collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the letter.
     The  terms of the  letter  of  credit  and the  issuing  bank  both must be satisfactory to the Fund.

          When it lends  securities,  the  Fund  receives  amounts  equal to the dividends or interest on loaned securities. It also receives one or more of
     (a) negotiated  loan fees,  (b) interest on securities  used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The
     Fund may also pay reasonable  finder's,  custodian bank and  administrative fees in  connection  with these  loans.  The terms of the Fund's loans must meet applicable  tests under the Internal  Revenue Code and must permit the
     Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

          |X| Borrowing  for Leverage.  The Fund has the ability to borrow up to
     10% of the value of its net  assets  from  banks on an  unsecured  basis to invest  the  borrowed  funds  in  portfolio  securities.  This  speculative technique  is known as  "leverage."  The Fund may borrow  only from  banks.
     Under current regulatory  requirements,  borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings,  is equal to at least  300% of all  borrowings  (including  the proposed  borrowing).  If the value of the Fund's assets fails to meet this
     300% asset coverage requirement,  the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

          The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for  leverage.  Additionally,  the Fund's net asset  value per share might fluctuate more than that of funds that do not borrow.  Currently, the
     Fund does not  contemplate  using this technique in the next year but if it does so, it will not likely be to a substantial degree.

          |X|  Derivatives.  The Fund can  invest  in a  variety  of  derivative investments  to  seek  income  or for  hedging  purposes.  Some  derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional  Information.  However, the Fund does not use,
     and  does  not  currently   contemplate   using,   derivatives  or  hedging
     instruments  to a  significant  degree  in the  coming  year  and it is not obligated to use them in seeking its objective.

          Some of the  derivative  investments  the Fund can use  include  "debt exchangeable  for  common  stock"  of  an  issuer  or  "equity-linked  debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's  common stock at the time of  maturity.  Both  alternatives present a risk that the amount  payable at  maturity  will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

          Other   derivative   investments   the  Fund  can  invest  in  include
     "index-linked"  notes.  Principal  and/or interest  payments on these notes
     depend  on  the  performance  of  an  underlying  index.   Currency-indexed
     securities  are another  derivative the Fund may use.  Typically  these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases,  these  securities may pay an amount at maturity based on a multiple of the  amount  of the  relative  currency  movements.  This  type of index security  offers the potential for increased  income or principal  payments but at a  greater  risk of loss than a typical  debt  security  of the same maturity and credit quality.

          |X| Hedging.  Although the Fund does not  anticipate the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  It is not obligated  to use them in  seeking  its  objective.  To  attempt to protect against declines in the market value of the Fund's portfolio, to permit the
     Fund to retain unrealized gains in the value of portfolio  securities which have  appreciated,  or to  facilitate  selling  securities  for  investment reasons,  the Fund  could:  o sell  futures  contracts,  o buy puts on such futures  or on  securities,  or o write  covered  calls  on  securities  or futures.  Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

          The Fund can use hedging to  establish  a position  in the  securities market as a temporary substitute for purchasing particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market.  To do so the
     Fund could:

o        buy futures, or

o        buy calls on such futures or on securities.

          The Fund's  strategy  of hedging  with  futures and options on futures will be incidental to the Fund's  activities in the underlying cash market.
     The particular  hedging  instruments the Fund can use are described  below.
     The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods  are  consistent  with the Fund's investment  objective  and are  permissible  under  applicable  regulations governing the Fund.

              |_| Futures.  The Fund can buy and sell futures  contracts  that relate to

          (1) broadly-based stock indices (these are referred to as "stock index futures"),

          (2) bond indices (these are referred to as "bond index futures"),

          (3)  debt  securities   (these  are  referred  to  as  "interest  rate
     futures"),  and

          (4) foreign currencies (these are referred to as "forward contracts").

          A  broadly-based  stock index is used as the basis for  trading  stock index  futures.  They may in some  cases be based on stocks of issuers in a particular industry or group of industries.  A stock index assigns relative values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be  purchased  or sold  directly.  Bond index  futures  are  similar contracts  based on the  future  value of the  basket  of  securities  that comprise the index. These contracts obligate the seller to deliver, and the purchaser  to take,  cash to settle the  futures  transaction.  There is no
     delivery  made  of  the   underlying   securities  to  settle  the  futures
     obligation.  Either party may also settle the  transaction by entering into an offsetting contract.

          An  interest  rate  future  obligates  the seller to deliver  (and the purchaser to take) cash or a specified  type of debt security to settle the futures  transaction.  Either  party  could also  enter into an  offsetting contract to close out the position.

          No money is paid or received by the Fund on the  purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures  commission  merchant
     (the "futures broker").  Initial margin payments will be deposited with the
     Fund's  custodian  bank in an account  registered  in the futures  broker's name.  However,  the futures  broker can gain access to that  account  only under specified conditions. As the future is marked to market (that is, its value on the Fund's  books is  changed)  to  reflect  changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

          At any time prior to expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position,  at which time a final  determination  of variation  margin is made and any additional  cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures  transactions  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

          |_| Put and Call  Options.  The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls").  The Fund can buy and sell exchange-traded and over-the-counter put and call options,  including index options,  securities options,  currency options,  commodities  options, and options on the other types of futures described above.

          |_| Writing  Covered Call Options.  The Fund can write (that is, sell)
     covered calls.  If the Fund sells a call option,  it must be covered.  That means the Fund must own the security  subject to the call while the call is outstanding,  or, for  certain  types of calls,  the call may be covered by liquid assets  identified on the Fund's books to enable the Fund to satisfy its  obligations  if the call is  exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

          When  the  Fund  writes  a call on a  security,  it  receives  cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise  price  regardless of market price changes during the call period.
     The call period is usually not more than nine months.  The  exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss  that the price of the  underlying  security  may  decline during  the call  period.  That risk may be  offset  to some  extent by the premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being exercised.  In that  case,  the Fund would  keep the cash  premium  and the investment.

          When the Fund writes a call on an index, it receives cash (a premium).
     If the buyer of the call  exercises it, the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines  the total value of the call for each point of  difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being  exercised.  In that case, the Fund would keep the cash premium.

          The Fund's custodian bank, or a securities  depository  acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written  calls traded on  exchanges or as to other  acceptable escrow  securities.  In that  way,  no  margin  will be  required  for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

          When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government  securities dealer which will  establish  a formula  price at which the Fund will have the  absolute right to repurchase  that OTC option.  The formula price will  generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security  (that is, the option is "in the money").  When the Fund writes an
     OTC option,  it will treat as illiquid (for purposes of its  restriction on holding illiquid  securities) the mark-to-market value of any OTC option it holds,  unless  the  option  is  subject  to a  buy-back  agreement  by the executing broker.

          To terminate  its  obligation  on a call it has written,  the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option transaction costs and the premium received on the call the  Fund  wrote  is more or less  than  the  price  of the  call  the Fund purchases  to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the underlying security  and the  premium  it  received  when it wrote the call.  Any such profits are  considered  short-term  capital  gains for federal  income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

          The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by  identifying an equivalent  dollar amount of liquid assets on the Fund's books. The Fund will identify  additional liquid assets on the Fund's books if the value of the identified  assets drops below 100% of the current value of the future.
     Because of this identification  requirement,  in no circumstances would the
     Fund's receipt of an exercise  notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

          |_| Writing Put Options.  The Fund can sell put options.  A put option on securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than
     50% of the Fund's net assets  would be  required  to be  identified  on the
     Fund's books to cover such put options.

          If the Fund  writes a put,  the put must be covered  by liquid  assets identified on the Fund's books.  The premium the Fund receives from writing a put  represents  a  profit,  as  long  as the  price  of  the  underlying investment  remains  equal  to or  above  the  exercise  price  of the put.
     However,  the Fund also assumes the obligation  during the option period to buy the  underlying  investment  from the buyer of the put at the  exercise price,  even if the value of the investment falls below the exercise price.
     If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction  costs  incurred.  If the put is  exercised,  the Fund must  fulfill its  obligation  to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the  underlying  investment and the premium received minus the sum of the exercise price and any transaction  costs the
     Fund incurred.

          When writing a put option on a security,  to secure its  obligation to pay for the underlying security the Fund will identify liquid assets with a value  equal to or  greater  than  the  exercise  price  of the  underlying securities.  The Fund  therefore  forgoes the  opportunity of investing the identified assets or writing calls against those assets.

          As long as the Fund's obligation as the put writer  continues,  it may be assigned an exercise notice by the  broker-dealer  through which the put was  sold.  That  notice  will  require  the Fund to take  delivery  of the underlying  security  and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates  upon expiration  of the put.  It may also  terminate  if,  before it receives an exercise  notice,  the Fund  effects  a  closing  purchase  transaction  by purchasing  a put of the same  series  as it  sold.  Once the Fund has been
     assigned  an  exercise   notice,   it  cannot  effect  a  closing  purchase
     transaction.

          The Fund may  decide  to  effect a  closing  purchase  transaction  to realize a profit on an outstanding  put option it has written or to prevent the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also  permit the Fund to write  another put option on the security,  or to sell the security  and use the proceeds  from the sale for other  investments.  The Fund will  realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received  from  writing the put option.  Any profits from  writing  puts are  considered  short-term  capital  gains for federal tax  purposes,  and when  distributed  by the Fund,  are taxable as ordinary income.

          |_| Purchasing  Calls and Puts. The Fund can purchase calls to protect against the possibility  that the Fund's  portfolio will not participate in an  anticipated  rise in the securities  market.  When the Fund buys a call
     (other than in a closing purchase transaction), it pays a premium. The Fund then has the  right to buy the  underlying  investment  from a seller  of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above  the sum of the call  price  plus the  transaction  costs  and the premium paid for the call and the Fund exercises the call. If the Fund does not  exercise  the call or sell it (whether  or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have  paid the  premium  but lost the  right  to  purchase  the  underlying investment.

          The  Fund  can  buy  puts  whether  or not  it  holds  the  underlying investment  in its  portfolio.  When the Fund  purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right  to sell the underlying  investment to a seller of a put on a  corresponding  investment during the put period at a fixed exercise price. Buying a put on securities or futures  the Fund owns  enables  the Fund to  attempt to protect  itself during  the put  period  against a decline  in the value of the  underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding  put. If the market price of the  underlying  investment is equal to or above the exercise price and, as a  result,  the put is not  exercised  or  resold,  the put will  become worthless at its expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.  However, the
     Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

          Buying a put on an investment  the Fund does not own (such as an index or  future)  permits  the Fund to resell  the put or to buy the  underlying investment  and sell it at the exercise  price.  The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

          When the Fund purchases a call or put on an index or future, it pays a premium,  but  settlement  is in  cash  rather  than  by  delivery  of  the underlying  investment to the Fund.  Gain or loss depends on changes in the index in question  (and thus on price  movements in the  securities  market generally)  rather than on price  movements  in  individual  securities  or futures contracts.

          The Fund may buy a call or put only if, after the purchase,  the value of all call and put  options  held by the Fund  will not  exceed  5% of the
     Fund's total assets.

          |_| Buying and Selling Options on Foreign Currencies. The Fund can buy
     and sell calls and puts on foreign currencies.  They include puts and calls
     that  trade  on  a   securities   or   commodities   exchange   or  in  the
     over-the-counter  markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar  value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire.

          If the  Manager  anticipates  a rise in the dollar  value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities  may be partially  offset by purchasing  calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated  in that currency  might be partially offset  by  writing  calls or  purchasing  puts on that  foreign  currency.
     However,  the currency rates could fluctuate in a direction  adverse to the
     Fund's  position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

          A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate  right to acquire that foreign  currency  without  additional cash  consideration  (or it can do so  for  additional  cash  consideration identified  on the Fund's  books)  upon  conversion  or  exchange  of other foreign currency held in its portfolio.

          The Fund could  write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar  value of a  security  which the Fund owns or has the right to acquire and which is  denominated  in the currency underlying  the  option.  That  decline  might be one that occurs due to an expected  adverse  change  in  the  exchange  rate.  This  is  known  as  a
     "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers  the option by maintaining  cash,  U.S.  government  securities or other liquid, high grade debt  securities in an amount equal to the exercise price of the option identified on the Fund's books.

          |_| Risks of Hedging  with  Options  and  Futures.  The use of hedging instruments requires special skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.
     If the Manager uses a hedging instrument at the wrong time or judges market conditions  incorrectly,  hedging  strategies may reduce the Fund's return.
     The Fund could also  experience  losses if the  prices of its  futures  and options positions were not correlated with its other investments.

          The Fund's option activities could affect its portfolio  turnover rate and brokerage commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying investments, increasing portfolio turnover. Although the  decision  whether  to  exercise  a put it holds is within  the  Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission each time it buys a call or put,  sells a call or put,  or buys or sells an  underlying  investment  in connection with the exercise of a call or put. Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

          If a covered call  written by the Fund is  exercised on an  investment that  has  increased  in  value,  the  Fund  will be  required  to sell the investment at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

          An option  position  may be closed out only on a market that  provides secondary trading for options of the same series, and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
     Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

          There  is a  risk  in  using  short  hedging  by  selling  futures  or purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the  applicable  index will  correlate imperfectly with the behavior of the cash prices of the Fund's  securities.
     For  example,  it  is  possible  that  while  the  Fund  has  used  hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's  portfolio  might decline.  If that occurred, the Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very  brief  period or to a very  small  degree,  over time the value of a  diversified  portfolio of  securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

          The risk of imperfect  correlation increases as the composition of the
     Fund's  portfolio  diverges from the securities  included in the applicable index.  To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being hedged and movements in the price of the  hedging  instruments,  the Fund may use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the  historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

          The ordinary  spreads  between prices in the cash and futures  markets are  subject  to  distortions,  due to  differences  in the nature of those markets.  First,  all  participants  in the  futures  market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements,  investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second,  the liquidity of the futures market depends on participants  entering into offsetting  transactions rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the futures  market  could be reduced,  thus producing  distortion.  Third,  from the point of view of speculators,  the deposit  requirements  in the futures  market are less  onerous than margin requirements in the securities markets. Therefore,  increased participation by speculators in the futures market may cause temporary price distortions.

          The Fund can use hedging  instruments  to  establish a position in the securities markets as a temporary substitute for the purchase of individual securities  (long  hedging) by buying futures and/or calls on such futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might decline further or for other reasons,  the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

          |_| Forward Contracts. Forward contracts are foreign currency exchange contracts.  They  are  used  to buy or sell  foreign  currency  for  future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security  denominated  in a foreign  currency  that the Fund has bought or sold, or to protect  against  possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency  to the amount of its assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging"  where the Fund hedges  against  changes in currencies  other than the currency in which a security it holds is denominated.

          Under a forward  contract,  one party agrees to purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the  parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial  banks) and their customers.

          The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates.  The use of forward  contracts does not eliminate  the  risk  of  fluctuations  in the  prices  of  the  underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

          When the Fund  enters  into a contract  for the  purchase or sale of a security  denominated  in  a  foreign  currency,  or  when  it  anticipates receiving dividend payments in a foreign currency, the Fund might desire to
     "lock-in"  the  U.S.  dollar  price  of the  security  or the  U.S.  dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction  hedge  will  protect  the Fund  against a loss from an adverse change in the currency exchange rates during the period between the date on which  the  security  is  purchased  or sold or on  which  the  payment  is declared, and the date on which the payments are made or received.

          The Fund could also use forward  contracts to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position hedge." When the
     Fund believes  that foreign  currency  might suffer a  substantial  decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency  approximating  the value of some or all of the Fund's portfolio securities denominated in that foreign currency.  When the Fund believes that the U.S.  dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall  whenever  there is a  decline  in the U.S.  dollar  value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

          The Fund will cover its short  positions in these cases by identifying to its custodian  bank assets having a value equal to the aggregate  amount of the Fund's commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such contracts if the consummation  of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in  excess  of the  value  of the  Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

          However,  to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other assets  denominated  in foreign
     currencies  if  the  excess  amount  is  "covered"  by  liquid   securities
     denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one alternative,  the Fund may purchase a call option  permitting the Fund to purchase the amount of foreign currency being  hedged  by a forward  sale  contract  at a price no higher  than the forward contract price. As another alternative, the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency subject to a  forward  purchase  contract  at a price  as high or  higher  than the forward contact price.

          The precise  matching of the amounts under  forward  contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements  between the date the forward contract is entered  into and the date it is sold.  In some cases,  the  Manager  might decide to sell the  security  and  deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign  currency the Fund is obligated to deliver,  the
     Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security  instead  exceeds  the  amount  of  foreign  currency  the Fund is obligated  to deliver  to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional transaction costs on the spot market in those cases.

          The projection of short-term  currency  market  movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly  uncertain.  Forward  contracts  involve  the risk that  anticipated currency  movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
     The use of  forward  contracts  in this  manner  might  reduce  the  Fund's performance  if there are  unanticipated  changes in  currency  prices to a greater degree than if the Fund had not entered into such contracts.

          At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio security and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is  obligated  to  deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified currency by entering into a second  contract  entitling  it to sell the same  amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result  of  entering  into such an  offsetting  forward contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies  involved moved  between the  execution  dates of the first  contract and  offsetting contract.

          The costs to the Fund of  engaging  in forward  contracts  varies with factors such as the currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward  contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these  contracts are not traded on an exchange,  the
     Fund must  evaluate  the credit and  performance  risk of the  counterparty under each forward contract.

          Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert  its  holdings of foreign  currencies  into U.S.
     dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the  difference  between  the  prices  at which  they buy and sell  various currencies.  Thus, a dealer  might offer to sell a foreign  currency to the
     Fund at one rate,  while  offering a lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

          |_| Interest Rate Swap Transactions.  The Fund can enter into interest rate swap agreements.  In an interest rate swap, the Fund and another party exchange  their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive floating rate payments  for fixed  rate  payments.  The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total  assets.  Also,  the Fund will  identify  liquid assets on the Fund's  books to cover any  amounts it could owe under  swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount daily, as needed.

          Swap agreements  entail both interest rate risk and credit risk. There is a risk that,  based on  movements of interest  rates in the future,  the payments made by the Fund under a swap  agreement  will be greater than the payments it  received.  Credit risk  arises from the  possibility  that the counterparty will default.  If the counterparty  defaults,  the Fund's loss will consist of the net amount of  contractual  interest  payments that the
     Fund has not yet received. The Manager will monitor the creditworthiness of counterparties  to the Fund's interest rate swap transactions on an ongoing basis.

          The Fund can enter into swap transactions with certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all  swaps  done  between  the Fund  and  that  counterparty  shall be regarded  as parts of an  integral  agreement.  If amounts are payable on a particular  date in the  same  currency  in  respect  of one or  more  swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that  party.  Under  these  agreements,  if a default results in a loss to one party,  the  measure  of that  party's  damages is calculated by reference to the average cost of a replacement  swap for each swap.  It is  measured  by the  mark-to-market  value  at the  time  of the termination  of each  swap.  The  gains  and  losses  on all swaps are then netted, and the result is the  counterparty's  gain or loss on termination.
     The  termination  of all  swaps  and the  netting  of gains  and  losses on termination is generally referred to as "aggregation."

          |_| Regulatory Aspects of Hedging Instruments.  When using futures and options  on  futures,  the  Fund is  required  to  operate  within  certain guidelines  and  restrictions  with  respect  to  the  use  of  futures  as established by the Commodities  Futures Trading Commission (the "CFTC"). In
     particular,  the  Fund is  exempted  from  registration  with the CFTC as a
     "commodity  pool  operator" if the Fund complies with the  requirements  of
     Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the
     Fund's  assets  that may be used for  futures  margin and  related  options premiums for a bona fide hedging  position.  However,  under the Rule,  the
     Fund must limit its aggregate  initial  futures margin and related  options premiums  to not  more  than  5% of  the  Fund's  net  assets  for  hedging strategies that are not considered bona fide hedging  strategies  under the
     Rule.  Under the Rule,  the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

          Transactions  in  options  by the  Fund  are  subject  to  limitations established by the option exchanges. The exchanges limit the maximum number of options  that may be written  or held by a single  investor  or group of investors  acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other  investment  companies  having the same Advisor as the Fund
     (or an Advisor that is an affiliate of the Fund's  Advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the  liquidation of positions  found to be in violation of those limits and may impose certain other sanctions.

          Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable  short-term debt instruments in an amount equal to the market value of the  securities  underlying the future, less the margin deposit applicable to it.

          |_| Tax  Aspects  of  Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which the Fund may invest are  treated as
     "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses  relating to Section  1256  contracts  are  characterized  as 60%
     long-term  and 40%  short-term  capital  gains or  losses  under  the Code.
     However,  foreign  currency  gains or  losses  arising  from  Section  1256 contracts  that are  forward  contracts  generally  are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions  and for other  purposes  under rules prescribed  pursuant to the Internal  Revenue Code. An election can be made by the  Fund  to  exempt  those  transactions  from  this  marked-to-market treatment.

          Certain  forward   contracts  the  Fund  enters  into  may  result  in
     "straddles" for federal income tax purposes.  The straddle rules may affect the  character  and timing of gains (or losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss sustained on the  disposition of a position  making up a straddle is allowed  only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions  making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal  Revenue Code, the following  gains or losses are treated as ordinary income or loss:

          1. gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues  interest or other  receivables  or accrues expenses or other liabilities denominated in a foreign currency and the  time  the  Fund  actually  collects  such  receivables  or  pays  such liabilities, and

          2.  gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the  date  of  acquisition  of a debt  security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

          Currency  gains and losses are offset  against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
     Internal  Revenue  Code for that trade,  which may increase or decrease the amount of the Fund's  investment  income  available for distribution to its shareholders.

          |X|  Temporary  Defensive  Investments.  When  market  conditions  are unstable,  or the Manager  believes it is otherwise  appropriate  to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive  purposes.  The Fund  can  also  purchase  these  securities  for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while  waiting to reinvest  cash received from the sale of other portfolio securities. The Fund can buy:

          o  obligations  issued or  guaranteed  by the U. S.  government or its instrumentalities or agencies,

          o  commercial  paper  (short-term,   unsecured,  promissory  notes  of
     domestic or foreign  companies) rated in the three top rating categories of a nationally recognized rating organization,

          o short-term debt obligations of corporate  issuers,  rated investment grade (rated at least Baa by Moody's  Investors  Service,  Inc. or at least
     BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,

          o  certificates  of deposit and bankers'  acceptances  of domestic and foreign banks having total assets in excess of $1 billion, and

          o repurchase agreements.

          Short-term debt securities would normally be selected for defensive or cash management  purposes because they can normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

          |X| What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

          o 67% or more of the  shares  present  or  represented  by  proxy at a shareholder  meeting,  if the  holders of more than 50% of the  outstanding shares are present or represented by proxy, or

          o more than 50% of the outstanding shares.

               The Fund's investment  objective is a fundamental  policy.  Other policies  described  in  the  Prospectus  or  this  Statement  of
               Additional   Information  are  "fundamental"  only  if  they  are
               identified  as such.  The  Fund's  Board of  Trustees  can change non-fundamental  policies without shareholder approval.  However, significant  changes to investment  policies will be described in supplements  or updates to the  Prospectus  or this  Statement of
               Additional   Information,   as   appropriate.   The  Fund's  most
               significant investment policies are described in the Prospectus.

          |X| What Are the Fund's Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

          o The Fund  cannot  buy  securities  issued or  guaranteed  by any one issuer  if more  than 5% of its  total  assets  would be  invested  in securities  of that  issuer  or if it would  then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities.

          o The Fund  cannot  lend  money.  However,  it can  invest in all or a portion of an issue of bonds,  debentures,  commercial  paper or other similar corporate  obligations of the types that are usually purchased by  institutions,  whether or not they are publicly  distributed.  The
          Fund may also enter into repurchase agreements.

          o The Fund cannot concentrate investments. That means it cannot invest
          25% or more of its total  assets  in  companies  in any one  industry.
          Obligations of the U.S. government, its agencies and instrumentalities are not  considered  to be part of an  "industry"  for the purposes of this  restriction.

          o The Fund  cannot  buy or sell  real  estate.  However,  the Fund can purchase debt  securities  secured by real estate or interests in real estate,  or issued by  companies,  including  real  estate  investment trusts, which invest in real estate or interests in real estate.

          o  The  Fund  cannot  underwrite  securities  of  other  companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities  Act of 1933 when reselling any securities  held in its own portfolio.

          o The Fund cannot invest in commodities or commodity contracts,  other than the hedging instruments permitted by any of its other fundamental policies.  It does  not  matter  whether  the  hedging  instrument  is considered to be a commodity or commodity contract.

               o The Fund cannot invest in the securities  issued by any company for the purpose of exercising management control of that company.
               o The Fund cannot  invest in or hold  securities of any issuer if officers  and  Trustees of the Fund or the  Manager  individually beneficially  own more than 1/2 of 1% of the  securities  of that issuer and  together own more than 5% of the  securities  of that issuer.

               o The Fund cannot mortgage or pledge any of its assets.  However, this does not prohibit the Fund from  pledging its assets for the collateral  arrangements  in  connection  with the use of hedging instruments.

               o The Fund cannot buy securities on margin. However, the Fund can make  margin  deposits  in  connection  with  its use of  hedging instruments.  o The  Fund  cannot  invest  in oil,  gas or  other mineral  exploration or development  programs.

               o The Fund  cannot  invest  in  securities  of  other  investment companies,  except in  connection  with a merger,  consolidation, reorganization  or acquisition of assets,  or invest more than 5%
               of its net assets in closed-end investment  companies,  including small  business  investment  companies.

               o The Fund cannot issue  "senior  securities",  but this does not prohibit  certain  investment  activities for which assets of the
               Fund are designated as identified on the Fund's books, or margin, collateral or escrow  arrangements are established,  to cover the
               related   obligations.   Examples  of  those  activities  include
               borrowing money, reverse repurchase agreements,  delayed-delivery
               and   when-issued    arrangements   for   portfolio    securities
               transactions,  and contracts to buy or sell derivatives,  hedging instruments,  options or futures.

               o The Fund  cannot  invest  more than 5% of its  total  assets in warrants  or  rights.  That  limit  does not  apply  to  warrants acquired  as  part  of a unit  or  that  are  attached  to  other securities.  No more than 2% of the  Fund's  total  assets may be invested in  warrants  that are not listed on either the New York
               Stock Exchange or the American Stock Exchange.

          Unless the  Prospectus  or this  Statement of  Additional  Information states  that a  percentage  restriction  applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell  securities  to  meet  the  percentage  limits  if  the  value  of the investment increases in proportion to the size of the Fund.

          For purposes of the Fund's policy not to concentrate  its  investments as described above, the Fund has adopted the industry  classifications  set forth in Appendix A to this  Statement of Additional  Information.  This is not a fundamental policy.

          As a  non-fundamental  restriction,  the Fund cannot  sell  securities short except in "short sales "against-the-box."  However, the Fund does not engage in this type of  transaction at all because of changes in applicable tax laws.

How the Fund is Managed

               Organization  and History.  The Fund is an open-end,  diversified
               management   investment  company  with  an  unlimited  number  of
               authorized shares of beneficial interest.  The Fund was organized in 1969 and is presently  organized as a  Massachusetts  business trust.

               The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under  Massachusetts law.  The  Trustees  meet  periodically  throughout  the  year to oversee the Fund's activities, review its performance, and review the actions of the  Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting  to remove a Trustee  or to take other action described in the Fund's Declaration of Trust.

               |X|  Classes of Shares.  The  Trustees  are  authorized,  without shareholder approval, to create new series and classes of shares.
               The  Trustees  may  reclassify  unissued  shares of the Fund into additional  series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares without  changing the  proportionate  beneficial interest  of a  shareholder  in the  Fund.  Shares  do  not  have cumulative  voting rights or preemptive or  subscription  rights.
               Shares  may  be  voted  in  person  or by  proxy  at  shareholder meetings.

          The Fund currently has five classes of shares: Class A, Class B, Class
     C,  Class  N and  Class  Y.  All  classes  invest  in the  same  investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares: o has its own dividends and distributions,  o pays certain expenses which may be different  for the different  classes,  o may have a different net asset  value,  o may have  separate  voting  rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

          Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted to the vote of  shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

               |X| Meetings of Shareholders.  As a Massachusetts business trust, the  Fund is not  required  to  hold,  and does not plan to hold, regular  annual  meetings  of  shareholders.  The Fund  will hold meetings when required to do so by the Investment  Company Act or other  applicable  law.  It will  also  do so when a  shareholder meeting is called by the  Trustees or upon proper  request of the shareholders.

          Shareholders  have the right,  upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund, to remove a Trustee.
     The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive a request  from at least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the  Trustees  will then  either make the Fund's  shareholder list available to the applicants or mail their communication  to all other  shareholders at the applicants'  expense.  The shareholders  making the request must have been  shareholders  for at least six  months and must hold  shares of the Fund  valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

               |X| Shareholder and Trustee Liability.  The Fund's Declaration of
               Trust  contains an express  disclaimer of  shareholder or Trustee liability  for  the  Fund's  obligations.  It also  provides  for indemnification  and  reimbursement of expenses out of the Fund's property  for any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust  also  states  that upon request,  the Fund  shall  assume  the  defense of any claim made against a  shareholder  for any act or obligation of the Fund and shall  satisfy  any  judgment on that  claim.  Massachusetts  law permits a shareholder  of a business  trust (such as the Fund) to
               be  held   personally   liable  as  a  "partner"   under  certain
               circumstances.  However,  the risk that a Fund  shareholder  will incur financial loss from being held liable as a "partner" of the
               Fund is limited to the relatively  remote  circumstances in which the Fund would be unable to meet its obligations.

          The  Fund's  contractual  arrangements  state  that any  person  doing business with the Fund (and each  shareholder of the Fund) agrees under its
     Declaration  of  Trust  to  look  solely  to the  assets  of the  Fund  for satisfaction of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal  liability to any such person, to the extent permitted by law.

               Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders  under  Massachusetts law. The Trustees meet  periodically  throughout  the year to  oversee  the  Fund's activities, review its performance, and review the actions of the
               Manager. Although the Fund will not normally hold annual meetings of its shareholders,  it may hold shareholder  meetings from time to time on important matters,  and shareholders have the right to call a  meeting  to  remove a  Trustee  or to take  other  action described in the Fund's Declaration of Trust.

          The Board of Trustees has an Audit Committee,  a Study Committee and a
     Proxy  Committee.  The members of the Audit  Committee are Kenneth  Randall
     (Chairman),  Benjamin Lipstein and Edward Regan. The Audit Committee held 5 meetings  during the Fund's fiscal year ended September 30, 2002. The Audit
     Committee provides the Board with  recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit  Committee also reviews the scope and  results of audits and the audit fees  charged,  reviews  reports
     from  the  Fund's  independent   auditor  concerning  the  Fund's  internal
     accounting  procedures,  and controls and reviews  reports of the Manager's internal  auditor,  among  other  duties  as set  forth in the  Committee's charter.

          The members of the Study Committee are Benjamin  Lipstein  (Chairman),
     Robert Galli and Elizabeth  Moynihan.  The Study  Committee held 8 meetings during the Fund's fiscal year ended September 30, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual  arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder  service  agreements  and  custodian  agreements as well as the policies and  procedures  adopted by the Fund to comply with the Investment
     Company Act and other  applicable  law,  among other duties as set forth in the Committee's charter.

          The  members  of the Proxy  Committee  are  Edward  Regan  (Chairman),
     Russell  Reynolds and Clayton  Yeutter.  The Proxy Committee held 1 meeting during the Fund's fiscal year ended September 30, 2002. The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

               Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent  trustee of the Fund ("Independent
               Trustee").  Mr. Murphy is an "Interested  Trustee," because he is affiliated  with the  Manager  by virtue of his  positions  as an officer and director of the Manager,  and as a shareholder of its parent company.

         The Fund's  Trustees and officers  and their  positions  held with the Fund and length of service in such  position(s)  and their  principal  occupations  and  business affiliations  during the past five years are listed in the chart below.  The information for the  Trustees  also  includes  the dollar range of shares of the Fund as well as the aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds overseen by the  Trustees.  All of the  Trustees  are also  trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                         Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                  Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                      Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                 Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                     Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

          In addition  to being a trustee or director of the Board I Funds,  Mr.
     Galli  is  also  a  director  or  trustee  of 10  other  portfolios  in the
     OppenheimerFunds complex. Present or former officers,  directors,  trustees and employees (and their immediate family members) of the Fund, the Manager and its  affiliates,  and  retirement  plans  established by them for their employees  are  permitted  to  purchase  Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

          Messrs. Murphy, Masterson,  Molleur, Vottiero, Wixted, Wilby and Zack,
     and Mses.  Bechtolt,  Feld and Ives and respectively  hold the same offices with one or more of the other Board I Funds as with the Fund. As of October
     29,  2002,  the Trustees  and  officers of the Fund,  as a group,  owned of record or  beneficially  less than 1% of each  class of shares of the Fund.
     The foregoing  statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit  plan for  employees of the Manager, other than the shares  beneficially owned under the plan by the officers of the Fund listed above. In addition,  each Independent  Trustee,  and his or her  family  members,  do not own  securities  of  either  the  Manager  or
     Distributor.

               Affiliated Transactions and Material Business Relationships.  Mr.
               Reynolds  has  reported  he  has a  controlling  interest  in The
               Directorship   Search  Group,  Inc.  ("The  Directorship   Search
               Group"),  a director  recruiting  firm that  provided  consulting services to  Massachusetts  Mutual Life Insurance  Company (which controls the Manager) for fees aggregating  $110,000 from January
               1, 2000 through  December 31, 2001, an amount  representing  less than 5% of the annual revenues of The Directorship  Search Group,
               Inc. Mr. Reynolds  estimates that The  Directorship  Search Group will bill  Massachusetts  Mutual Life Insurance  Company $150,000 for services to be provided during the calendar year 2002.

          The Independent  Trustees have  unanimously  (except for Mr. Reynolds, who  abstained)  determined  that the consulting  arrangements  between The
     Directorship  Search Group,  Inc. and  Massachusetts  Mutual Life Insurance
     Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee.  Nonetheless, to assure  certainty  as to  determinations  of the Board and the  Independent
     Trustees as to matters upon which the  Investment  Company Act or the rules thereunder  require  approval by a majority of  Independent  Trustees,  Mr.
     Reynolds will not be counted for purposes of  determining  whether a quorum of  Independent  Trustees was present or whether a majority of  Independent
     Trustees approved the matter.

         The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name;                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                                           Beneficially
                                                                                                           Owned in any
                                                                                           of Shares       of the
Position(s) Held with Fund;   Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
Length of Service;            Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                           Trustee                                                      Fund            by Trustee
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------
                                                                                               As of December 31, 2001
----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Leon Levy, Chairman of the    General  Partner  (since  1982) of Odyssey  Partners,  L.P.        $0              $0
Board of Trustees             (investment  partnership)  and Chairman of the Board (since
Trustee since 1969            1981) of Avatar Holdings,  Inc. (real estate  development).
Age: 77                       Oversees 31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Robert G. Galli,              A trustee or director of other Oppenheimer funds.  Formerly   $1 - $10,000    Over $100,000
Trustee since 1993            Vice Chairman (October  1995-December 1997) of the Manager.
Age: 69                       Oversees 41 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Phillip A. Griffiths,         The  Director  (since 1991) of the  Institute  for Advanced        $0         Over $100,000
Trustee since 1999            Study,  Princeton,  N.J.,  director  (since  2001)  of  GSI
Age: 64                       Lumonics and a member of the  National  Academy of Sciences
                              (since 1979); formerly (in descending  chronological order)
                              a  director  of  Bankers  Trust  Corporation,  Provost  and
                              Professor of Mathematics at Duke University,  a director of
                              Research   Triangle   Institute,   Raleigh,   N.C.,  and  a
                              Professor of  Mathematics at Harvard  University.  Oversees
                              31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Benjamin Lipstein, Trustee    Professor  Emeritus of Marketing,  Stern Graduate School of    $10,001 -      Over $100,000
since 1974                    Business Administration,  New York University.  Oversees 31     $50,000
Age: 79                       portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Joel W. Motley,               Director (January 2002-present), Columbia Equity Financial   $01                   $01
Trustee since 2002            Corp. (privately-held financial adviser); Managing
Age: 50                       Director (January 2002-present), Carmona Motley, Inc.
                              (privately-held financial adviser); Formerly he held the
                              following positions: Managing Director (January
                              1998-December 2001), Carmona Motley Hoffman Inc.
                              (privately-held financial adviser); Managing Director
                              (January 1992-December 1997), Carmona Motley & Co.
                              (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Elizabeth B. Moynihan,        Author and architectural  historian; a trustee of the Freer    $10,001 -     $50,001-$100,000
Trustee since 1992            Gallery of Art and Arthur M. Sackler  Gallery  (Smithsonian     $50,000
Age: 73                       Institute),  Trustees  Council  of  the  National  Building
                              Museum;  a member  of the  Trustees  Council,  Preservation
                              League of New York  State.  Oversees 31  portfolios  in the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Kenneth A. Randall, Trustee   A director of Dominion  Resources,  Inc.  (electric utility  Over $100,000    Over $100,000
since 1980                    holding  company)  and  Prime  Retail,  Inc.  (real  estate
Age: 75                       investment trust);  formerly a director of Dominion Energy,
                              Inc.  (electric  power and oil & gas  producer),  President and Chief Executive  Officer of The Conference  Board, Inc.
                              (international   economic  and  business  research)  and  a
                              director of Lumbermens  Mutual Casualty  Company,  American
                              Motorists  Insurance  Company  and  American  Manufacturers
                              Mutual  Insurance  Company.  Oversees 31  portfolios in the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Edward V. Regan,              President,  Baruch  College,  CUNY;  a director  of RBAsset   $1 - $10,000   $50,001-$100,000
Trustee since 1993            (real estate  manager);  a director of OffitBank;  formerly
Age: 72                       Trustee,  Financial Accounting  Foundation (FASB and GASB),
                              Senior  Fellow of Jerome  Levy  Economics  Institute,  Bard
                              College,  Chairman of Municipal Assistance  Corporation for
                              the  City of New  York,  New  York  State  Comptroller  and
                              Trustee  of New  York  State  and  Local  Retirement  Fund.
                              Oversees 31  investment  companies in the  OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Russell S. Reynolds, Jr.,     Chairman  (since 1993) of The  Directorship  Search  Group,    $10,001 -     $10,001-$50,000
Trustee since 1989            Inc.   (corporate   governance   consulting  and  executive     $50,000
Age: 70                       recruiting);   a  life  trustee  of   International   House
                              (non-profit  educational   organization),   and  a  trustee
                              (since 1996) of the Greenwich Historical Society.  Oversees
                              31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Donald W. Spiro, Vice         Chairman  Emeritus  (since  January  1991) of the  Manager.  Over $100,000    Over $100,000
Chairman of the Board of      Formerly  a  director  (January  1969-August  1999)  of the
Trustees,                     Manager.  Oversees 31  portfolios  in the  OppenheimerFunds
Trustee since 1985            complex.
Age: 76
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Clayton K. Yeutter, Trustee   Of  Counsel  (since  1993),  Hogan & Hartson  (a law firm).        $0        $50,001-$100,000
since 1991                    Other  directorships:  Caterpillar,  Inc.  (since 1993) and
Age: 71                       Weyerhaeuser  Co. (since  1999).  Oversees 31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------

         The address of Mr. Murphy in the chart below is 498 Seventh  Avenue,  New York,
NY 10018. Mr. Murphy serves for an indefinite  term, until his resignation,  retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name;                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                                           Beneficially
                                                                                           of Shares       Owned in any
                              Other Trusteeships/Directorships Held by Trustee;            Beneficially    of the
Position(s) Held with Fund;   Number of Portfolios in Fund Complex Currently  Overseen by  Owned in the    Oppenheimer
Length of Service; Age        Trustee                                                      Fund            Funds
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------
                                                                                               As of December 31, 2001
----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
John V. Murphy, President     Chairman,  Chief Executive Officer and director (since June  $10,001 -        Over $100,000
and Trustee,                  2001) and President  (since September 2000) of the Manager;  $50,000
Trustee since October 2001    President  and a director  or trustee of other  Oppenheimer
Age: 53                       funds;  President  and a  director  (since  July  2001)  of
                              Oppenheimer   Acquisition   Corp.  (the  Manager's   parent
                              holding company) and of Oppenheimer  Partnership  Holdings,
                              Inc.  (a holding  company  subsidiary  of the  Manager);  a
                              director   (since   November   2001)  of   OppenheimerFunds
                              Distributor,  Inc. (a subsidiary of the Manager);  Chairman and a director  (since July 2001) of Shareholder  Services,
                              Inc. and of Shareholder Financial Services,  Inc. (transfer
                              agent  subsidiaries  of  the  Manager);   President  and  a
                              director  (since  July  2001)  of  OppenheimerFunds  Legacy
                              Program (a  charitable  trust  program  established  by the
                              Manager);   a   director   of   the   investment   advisory
                              subsidiaries  of  the  Manager:   OFI  Institutional  Asset
                              Management,    Inc.   and   Centennial   Asset   Management
                              Corporation   (since  November  2001),   HarbourView  Asset
                              Management  Corporation and OFI Private  Investments,  Inc.
                              (since July 2001);  President  (since November 1, 2001) and a  director  (since  July 2001) of  Oppenheimer  Real Asset
                              Management,  Inc.;  a  director  (since  November  2001) of
                              Trinity  Investment  Management Corp. and Tremont Advisers,
                              Inc.  (Investment  advisory  affiliates  of  the  Manager);
                              Executive   Vice   President   (since   February  1997)  of
                              Massachusetts  Mutual Life Insurance Company (the Manager's
                              parent  company);  a  director  (since  June  1995)  of DBL
                              Acquisition Corporation;  formerly, Chief Operating Officer
                              (September  2000-June  2001) of the Manager;  President and
                              trustee  (November   1999-November   2001)  of  MML  Series
                              Investment   Fund  and   MassMutual   Institutional   Funds
                              (open-end  investment  companies);  a  director  (September
                              1999-August   2000)  of  C.M.   Life   Insurance   Company;
                              President,  Chief Executive Officer and director (September
                              1999-August 2000) of MML Bay State Life Insurance  Company;
                              a director  (June  1989-June  1998) of Emerald Isle Bancorp and Hibernia  Savings Bank (a  wholly-owned  subsidiary  of
                              Emerald  Isle  Bancorp).  Oversees  69  portfolios  in  the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------

         The address of the Officers in the chart below is as follows:  Messrs. Molleur,
Wilby  and  Zack and Ms.  Feld is 498  Seventh  Avenue,  New  York,  NY  10018,  Messrs.
Masterson,  Vottiero  and  Wixted and Mses.  Bechtolt  and Ives is 6803 S.  Tucson  Way,
Centennial,  CO  80112-3924.  Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name;                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund;
Length of Service;
Age
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
William L. Wilby, Vice President   Senior  Vice  President  of the  Manager  (since  July 1994) and of  HarbourView  Asset
and Portfolio Manager (since       Management  Corporation  (since May  1999);  Senior  Investment  Officer,  Director  of
October 28, 1991)                  International  Equities (since May 2000) of the Manager;  an officer of 2 portfolios in
Age:  58                           the  OppenheimerFunds  complex;  formerly Vice President of the Manager  (October 1991-
                                   July 1994) and of HarbourView Asset Management Corporation (June 1992 - May 1999).
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer             Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
(since April 1999)                 Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 43                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer                President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
(since August 15, 2002)            was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Connie Bechtolt,                   Assistant Vice President of the Manager  (since September 1998); formerly Manager/Fund
Assistant Treasurer                Accounting (September 1994-September 1998) of the Manager. An officer of 85 portfolios
(since October 10, 2002)           in the OppenheimerFunds complex.
Age: 39
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary                          the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
(since November 1, 2001)           Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary                associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 85
(since August 15, 2002)            portfolios in the OppenheimerFunds complex.
Age: 38
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary                President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
(since November 1, 2001)           of 85 portfolios in the OppenheimerFunds complex.
Age: 45
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
(since November 1, 2001)           Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
(since November 1, 2001)           Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 37                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

         |X| Remuneration of Trustees.  The officers of the Fund and one of the Trustees of the Fund (Mr.  Murphy) who are affiliated  with the Manager  receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund  received  the  compensation  shown below from the Fund with  respect to the Fund's  fiscal year ended  September  30, 2002.
The  compensation  from  all of the  Board  I  Funds  (including  the  Fund)  represents compensation  received  as a  director,  trustee or member of a  committee  of the Board during the calendar year 2001.

--------------------------------- ---------------------------------------- ------------------------------------------------
Trustee Name and Other Fund            For Fiscal Year Ended 9/30/02              For Calendar Year Ended 12/31/01
Position(s)
(as applicable)
--------------------------------- ---------------------------------------- ------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
                                       Aggregate           Retirement        Estimated Annual     Total Compensation
                                                                                                  From All
                                                                                                  Oppenheimer Funds
                                                                            Retirement Benefits   For Which
                                                                            Paid at Retirement    Individual
                                                        Benefits Accrued     from all Board I     Serves As
                                     Compensation       as Part of Fund            Funds          Trustee/Director
                                      from Fund1            Expenses           (33 Funds) 2              (33 Funds)
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Leon Levy                               $50,544                $0                $133,352                 $173,700
Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Robert G. Galli                         $30,774             $33,725              $55,6782                $202,8863
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Phillip Griffiths                      $15,9724              $8,038               $10,256                 $54,889
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Benjamin Lipstein                       $43,691             $10,826              $115,270                 $150,152
Study Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Joel W. Motley6                           $0                   $0                   $0                       $0
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Elizabeth B. Moynihan                   $30,774             $40,977               $57,086                 $105,760
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Kenneth A. Randall                      $28,229              $8,598               $74,471                 $97,012
Audit Committee Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Edward V. Regan                         $27,923             $21,593               $46,313                 $95,960
Proxy Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Russell S. Reynolds, Jr.                $20,890             $23,917               $48,991                 $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Donald Spiro                            $18,646              $9,889               $9,396                  $64,080
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Clayton K. Yeutter                     $20,8905             $22,333               $36,372                 $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

               1.  Aggregate  compensation  from  the  Fund  includes  fees  and deferred compensation, if any.

               2.  Estimated  annual  retirement  benefits paid at retirement is based on a straight  life payment plan  election.  The amount for
               Mr. Galli  includes  $24,989 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.

               3.  Includes  $97,126  for Mr.  Galli for  serving  as trustee or director of 10 Oppenheimer funds that are not Board I Funds.

               4. Aggregate total  compensation  from the Fund includes  $15,972 deferred under Deferred Compensation Plan described below.

               5. Aggregate  compensation from the Fund includes $5,222 deferred under Deferred Compensation Plan described below.

               6. Elected to the Board on October 10, 2002 and therefore did not receive any compensation during the periods shown.

          |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80%
     of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation  was  received.  A Trustee must serve as trustee for any of the Board I  Oppenheimer  funds for at least 15 years to be eligible for the maximum  payment.  Each Trustee's  retirement  benefits will depend on the amount of the Trustee's  future  compensation and length of service. Therefore, the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

          |X| Deferred Compensation Plan for Trustees. The Board of Trustees has
     adopted  a  Deferred  Compensation  Plan for  disinterested  trustees  that enables  them to elect to defer  receipt  of all or a portion of the annual fees  they are  entitled  to  receive  from the Fund.  Under the plan,  the compensation  deferred by a Trustee is  periodically  adjusted as though an equivalent  amount had been  invested in shares of one or more  Oppenheimer funds  selected by the  Trustee.  The amount paid to the Trustee  under the plan will be determined based upon the performance of the selected funds.

          Deferral of Trustees' fees under the plan will not  materially  affect the Fund's assets,  liabilities or net income per share.  The plan will not obligate  the Fund to retain  the  services  of any  Trustee  or to pay any particular  level of  compensation  to any  Trustee.  Pursuant  to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the  funds  selected  by the  Trustee  under the plan  without  shareholder approval for the limited  purpose of determining the value of the Trustee's deferred fee account.

          |X| Major  Shareholders.  As of October 29, 2002, the only persons who owned of record or was known by the Fund to own  beneficially 5% or more of any class of the Fund's  outstanding  shares,  and their  holdings  of that class as of that date, were the following:

               Charles Schwab & Co. Inc., 101 Montgomery St., San Francisco,
               CA 94104-4122,  which owned 6,979,927.08 Class A shares (5.41% of the Class A shares  then  outstanding),  and  397,567.34  Class Y shares  (8.36% of the Class Y shares then  outstanding),  for the benefit of its customers.

               Nationwide  Ins. Co., P.O. Box 182029,  Columbus,  OH 43218-2029,
               which  owned  8,572,876.18  Class A shares  (6.64% of the Class A shares  then  outstanding),  for the benefit of one of its 401(k)
               qualified plans.

               Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Dr.
               E, Fl. 3, Jacksonville,  FL 32246-6484,  which owned 1,471,352.96
               Class C shares  (10.78% of the Class C shares then  outstanding), for the benefit of its customers.

               Smith  Barney,  333 West 34th Street,  New York,  NY  10001-2483,
               which  owned  918,175.92  Class C shares  (6.72%  of the  Class C shares then outstanding), for the benefit of its customers.

               IBT & Co, 200 Clarendon  St., Fl. 16, Boston,  MA 02116-5021,
               which owned 260,345.32Class Y shares (5.47% of the Class Y shares then outstanding), as custodian for the Manager's employee 401(k)
               Plan.

          |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a
     Code of Ethics.  It is  designed to detect and  prevent  improper  personal trading by certain  employees,  including  portfolio  managers,  that would compete  with or  take  advantage  of the  Fund's  portfolio  transactions.
     Covered  persons  include  persons with  knowledge of the  investments  and investment  intentions  of the Fund and other funds advised by the Manager.
     The Code of Ethics does permit  personnel  subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

          The Code of Ethics is an exhibit to the Fund's registration  statement filed with the Securities  and Exchange  Commission and can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can
     obtain  information  about the hours of operation  of the Public  Reference
     Room by calling the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the  Fund's  registration  statement  on the SEC's  EDGAR database  at the SEC's  Internet  web site at  www.sec.gov.  Copies  may be obtained,  after paying a  duplicating  fee, by  electronic  request at the following  E-mail address:  publicinfo@sec.gov,  or by writing to the SEC's
     Public Reference Section, Washington, D.C. 20549-0102.

               The  Manager.   The  Manager  is   wholly-owned   by  Oppenheimer
               Acquisition  Corp., a holding company controlled by Massachusetts
               Mutual Life  Insurance  Company.  The Manager and the Fund have a
               Code of Ethics.  It is designed  to detect and  prevent  improper
               personal  trading  by  certain  employees,   including  portfolio
               managers, that would compete with or take advantage of the Fund's portfolio  transactions.  Compliance  with the Code of  Ethics is carefully monitored and enforced by the Manager.

          |X| The Investment Advisory Agreement. The Manager provides investment advisory and management  services to the Fund under an investment  advisory agreement between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is  employed  by the  Manager  and is the person who is principally  responsible  for  the  day-to-day  management  of  the  Fund's portfolio. Other members of the Manager's Equity Portfolio Team provide the
     portfolio   manager  with  counsel  and  support  in  managing  the  Fund's portfolio.

          The  agreement  requires the Manager,  at its expense,  to provide the
     Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the  activities of all  administrative and clerical personnel required to provide effective administration for the
     Fund.  Those  responsibilities  include the  compilation and maintenance of records  with  respect to its  operations,  the  preparation  and filing of specified  reports,  and  composition of proxy  materials and  registration statements for continuous public sale of shares of the Fund.

          The Fund pays expenses not expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by the Fund.  The major  categories  relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees, legal and audit expenses, custodian bank and transfer agent expenses,  share issuance costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The management  fees paid by the Fund to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  These rates were amended as of January 1, 2001, to add a  management  fee  breakpoint  at $10  billion of  average  annual net assets.  The fees are  allocated  to each  class of shares  based  upon the relative proportion of the Fund's net assets represented by that class.

Fiscal Year ended 9/30:        Management Fees Paid to OppenheimerFunds, Inc.

    2000                                                    $51,913,093

    2001                                                    $54,902,495

    2002                                                    $51,944,297

          The  investment  advisory  agreement  states  that in the  absence  of willful misfeasance,  bad faith, gross negligence in the performance of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not  liable for any loss resulting  from a good faith error or omission on its part with  respect to any of its duties under the agreement.

          The agreement permits the Manager to act as investment advisor for any other person,  firm or  corporation  and to use the name  "Oppenheimer"  in connection  with  other  investment  companies  for  which  it  may  act as investment advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

          |X| Annual Approval of Investment Advisory  Agreement.  Each year, the
     Board of Trustees,  including a majority of the  Independent  Trustees,  is required to approve the renewal of the investment advisory  agreement.  The
     Investment Company Act requires that the Board request and evaluate and the
     Manager provide such information as may be reasonably necessary to evaluate the  terms of the  investment  advisory  agreement.  The Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

          The Board also receives  information about the 12b-1 distribution fees the Fund pays.  These  distribution  fees are  reviewed  and  approved at a different time of the year.

          The Board  reviewed  the  foregoing  information  in  arriving  at its decision to renew the investment advisory  agreement.  Among other factors, the Board  considered:  o The nature,  cost,  and  quality of the  services provided to the Fund and its shareholders;  o The profitability of the Fund to the Manager;  o The investment  performance of the Fund in comparison to regular  market  indices o Economies  of scale that may be available to the
     Fund from the  Manager;  o Fees  paid by other  mutual  funds  for  similar services;  o The  value  and  quality  of any other  benefits  or  services received  by the Fund from its  relationship  with the  Manager,  and o The direct and indirect  benefits the Manager  received  from its  relationship with the Fund. These included  services provided by the Distributor and the
     Transfer  Agent,  and  brokerage and soft dollar  arrangements  permissible under Section 28(e) of the Securities Exchange Act.

          The Board  considered  that the Manager must be able to pay and retain high quality  personnel  at  competitive  rates to provide  services to the
     Fund. The Board also considered that maintaining the financial viability of the Manager is  important  so that the Manager  will be able to continue to provide quality services to the Fund and its shareholders in adverse times.
     The Board also considered the investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are  alternatives to the use of the Manager.

          These  matters  were  also  considered  by the  Independent  Trustees, meeting separately from the full Board with experienced Counsel to the Fund who  assisted  the  Board  in its  deliberations.  The  Fund's  Counsel  is independent  of the Manager  within the meaning and intent of the SEC Rules regarding the independence of counsel.

          In arriving at a decision, the Board did not single out any one factor or group of  factors  as being  more  important  than  other  factors,  but considered all factors together.  The Board judged the terms and conditions of the investment  advisory  agreement,  including the investment  advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

               Brokerage Provisions of the Investment Advisory Agreement. One of
               the duties of the Manager under the investment advisory agreement is to  arrange  the  portfolio  transactions  for the  Fund.  The advisory agreement contains provisions relating to the employment of  broker-dealers  to effect the Fund's portfolio  transactions.
               The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated" brokers, as that term is defined in the  Investment  Company  Act.  The Manager may employ broker-dealers  that the  Manager  thinks,  in its best  judgment based on all relevant  factors,  will implement the policy of the
               Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most favorable  price  obtainable.
               The  Manager  need  not  seek  competitive   commission  bidding.
               However,  it is  expected  to be  aware of the  current  rates of eligible  brokers and to  minimize  the  commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

          Under the  investment  advisory  agreement,  the  Manager  may  select brokers (other than  affiliates)  that provide  brokerage  and/or  research services for the Fund and/or the other  accounts  over which the Manager or its affiliates have  investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified  broker would charge,  if the
     Manager makes a good faith  determination  that the  commission is fair and
     reasonable  in  relation  to  the  services  provided.   Subject  to  those
     considerations,  as a factor in selecting  brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment advisor.

               Brokerage   Practices  Followed  by  the  Manager.   The  Manager
               allocates brokerage for the Fund subject to the provisions of the investment  advisory  agreement  and  the  procedures  and  rules described  above.  Generally,  the  Manager's  portfolio  traders allocate brokerage based upon  recommendations from the Manager's portfolio managers. In certain instances,  portfolio managers may directly place trades and allocate brokerage. In either case, the
               Manager's   executive   officers   supervise  the  allocation  of
               brokerage.

          Transactions  in securities  other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions  on foreign  exchanges,  the Fund may be required to pay fixed
     brokerage   commissions  and  therefore  would  not  have  the  benefit  of negotiated commissions available in U.S. markets. Brokerage commissions are paid  primarily  for  transactions  in  listed  securities  or for  certain
     fixed-income  agency  transactions  in  the  secondary  market.   Otherwise
     brokerage  commissions  are paid only if it  appears  likely  that a better price or execution  can be obtained by doing so. In an option  transaction, the Fund  ordinarily  uses the same broker for the  purchase or sale of the option and any transaction in the securities to which the option relates.

          Other funds advised by the Manager have investment policies similar to those  of the  Fund.  Those  other  funds  may  purchase  or sell  the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the  securities.  If two or more  funds  advised by the
     Manager  purchase  the same  security on the same day from the same dealer, the  transactions  under those combined orders are averaged as to price and allocated in accordance  with the purchase or sale orders  actually  placed for each account.

          Most purchases of debt  obligations are principal  transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals  directly  with the selling or  purchasing  principal or market maker unless the  Manager  determines  that a better  price or  execution  can be obtained  by  using  the  services  of a  broker.  Purchases  of  portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution  of these orders at the most favorable net price.

          The  investment  advisory  agreement  permits  the Manager to allocate brokerage  for  research  services.  The  research  services  provided by a particular  broker  may be  useful  only  to one or  more  of the  advisory accounts  of the  Manager  and  its  affiliates.  The  investment  research received for the  commissions of those other accounts may be useful both to the  Fund  and one or  more of the  Manager's  other  accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

          Investment  research  services  include  information  and  analysis on particular  companies and  industries as well as market or economic  trends and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.
     If a research  service also assists the Manager in a non-research  capacity
     (such as  bookkeeping  or other  administrative  functions),  then only the percentage  or component  that  provides  assistance  to the Manager in the investment decision-making process may be paid in commission dollars.

          The Board of Trustees permits the Manager to use stated commissions on secondary  fixed-income  agency  trades to obtain  research  if the  broker represents  to the  Manager  that:  (i) the  trade  is not  from or for the broker's  own  inventory,  (ii) the trade was  executed by the broker on an agency  basis  at the  stated  commission,  and  (iii)  the  trade is not a riskless principal  transaction.  The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

          The  research  services  provided  by brokers  broadens  the scope and supplements the research activities of the Manager.  That research provides additional views and comparisons for  consideration,  and helps the Manager to obtain  market  information  for the  valuation of  securities  that are either held in the Fund's  portfolio or are being  considered for purchase.
     The Manager provides information to the Board about the commissions paid to
     brokers   furnishing   such   services,   together   with   the   Manager's
     representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

Fiscal Year Ended 9/30:         Total Brokerage Commissions Paid by the Fund 1

     2000                                                    $14,859,199

     2001                                                    $10,974,573

    2002                                                    $9,479,3532

               1.  Amounts do not include  spreads or  concessions  on principal transactions on a net trade basis.

               2. In the fiscal year ended 9/30/02,  the amount of  transactions directed to brokers for research  services was  $743,386,453  and the amount of the commissions  paid to  broker-dealers  for those services was $1,782,857.

Distribution and Service Plans

               The Distributor.  Under its General Distributor's  Agreement with
               the  Fund,  the   Distributor   acts  as  the  Fund's   principal
               underwriter  in the  continuous  public  offering  of the  Fund's different  classes of shares.  The Distributor bears the expenses normally  attributable  to sales,  including  advertising and the cost of  printing  and  mailing  prospectuses  other  than  those furnished  to  existing  shareholders.  The  Distributor  is  not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

               The sales  charges and  concessions  paid to, or retained by, the
               Distributor  from the sale of shares during the Fund's three most recent fiscal years,  and the  contingent  deferred sales charges retained by the  Distributor  on the redemption of shares for the most recent fiscal year are shown in the tables below.

------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
              Aggregate        Class A            Concessions on      Concessions on     Concessions        Concessions on
Fiscal Year   Front-End        Front-End Sales    Class A Shares      Class B Shares     on Class C         Class N Shares
Ended 9/30:   Sales Charges    Charges Retained   Advanced by         Advanced by        Shares Advanced    Advanced by
              on Class A       by Distributor     Distributor1        Distributor1       by Distributor1    Distributor2
              Shares
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2000        $9,573,010        $2,549,796          $1,857,914         $15,736,329        $1,844,836             N/A
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2001        $9,627,021        $2,347,659          $1,878,590         $15,428,115        $2,361,704           $62,983
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2002        $7,810,251        $1,949,291          $1,391,769         $10,805,138        $2,115,956           $540,167
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------

               1. The Distributor  advances  commission  payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

               2. The inception date of Class N shares was March 1, 2001.

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Fiscal Year Ended 9/30:   Class A                Class B Contingent      Class C Contingent     Class N Contingent
                          Contingent   Deferred  Deferred Sales          Deferred Sales         Deferred Sales
                          Sales                  Charges Retained by     Charges Retained by    Charges Retained by
                          Charges  Retained  by  Distributor             Distributor            Distributor
                          Distributor
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
          2002                  $106,424               $2,976,794              $136,833                $66,005
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

Distribution  and  Service  Plans.  The Fund has  adopted  a  Service  Plan for  Class A shares  and  Distribution  and  Service  Plans for  Class B,  Class C and Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under  those plans the Fund pays the
Distributor  for  all  or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class.

          Each  plan  has been  approved  by a vote of the  Board  of  Trustees, including  a majority  of the  Independent  Trustees2,  cast in person at a meeting  called for the  purpose of voting on that  plan.  The  shareholder votes for the Class B, Class C and Class N plans  were cast by the  Manager when and as the sole initial holder of shares of those respective classes.

          Under the plans,  the Manager and the Distributor may make payments to affiliates and, in their sole discretion,  from time to time, may use their own  resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services  they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor and the Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

          Unless a plan is terminated as described  below, the plan continues in effect from year to year but only if the Fund's  Board of Trustees  and its
     Independent Trustees specifically vote annually to approve its continuance.
     Approval  must be by a vote  cast in person  at a  meeting  called  for the purpose of voting on  continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the  Investment  Company Act)
     of the outstanding shares of that class.

          The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan.  An amendment to increase  materially  the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically  convert into Class A shares  after six years,  the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material  amendment  to the Class A Plan  that  would  materially  increase payments under the Plan.  That approval must be by a "majority" (as defined in the  Investment  Company  Act)  of the  shares  of  each  Class,  voting separately by class.

          While the Plans are in effect, the Treasurer of the Fund shall provide separate  written  reports on the plans to the Board of  Trustees  at least quarterly  for its  review.  The  Reports  shall  detail  the amount of all payments  made under a plan and the  purpose  for which the  payments  were made.  Those  reports  are  subject  to  the  review  and  approval  of the
     Independent Trustees.

          Each  plan  states  that  while it is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons"
     of the Fund is committed to the  discretion  of the  Independent  Trustees.
     This does not  prevent  the  involvement  of others  in the  selection  and nomination  process  as long  as the  final  decision  as to  selection  or nomination is approved by a majority of the Independent Trustees.

          Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the  recipient  for  itself and its  customers  does not exceed a  minimum  amount,  if any,  that may be set from time to time by a majority of the  Independent  Trustees.  The Board of  Trustees  has set no
     minimum amount of assets to qualify for payments under the plans.

          |X| Class A Service  Plan Fees.  Under the Class A service  plan,  the
     Distributor  currently  uses  the  fees it  receives  from  the Fund to pay brokers,  dealers and other financial institutions (they are referred to as
     "recipients") for personal services and account  maintenance  services they provide for their customers who hold Class A shares.  The services include, among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts  in the Fund,  making  the  Fund's investment  plans  available and providing other services at the request of the Fund or the Distributor.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for  services  under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients  quarterly  at an annual rate not to exceed 0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

          For the fiscal year ended September 30, 2002, payments under the Class
     A Plan totaled  $13,002,543,  all of which was paid by the  Distributor  to
     recipients.   That   included   $628,648   paid  to  an  affiliate  of  the
     Distributor's  parent company.  Any  unreimbursed  expenses the Distributor incurs  with  respect  to Class A  shares  in any  fiscal  year  cannot  be recovered  in  subsequent  years.  The  Distributor  may not  use  payments received  under  the  Class  A Plan to pay  any of its  interest  expenses, carrying charges, or other financial costs, or allocation of overhead.

          |X| Class B, Class C and Class N Service and Distribution Plans. Under
     each plan,  service fees and distribution  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business  day during the  period.  The Class B,
     Class C and Class N plans provide for the  Distributor to be compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that  recipients  provide are similar to the services provided under the Class A service plan,  described above.

          The Class B, Class C and the Class N Plans permit the  Distributor  to retain both the  asset-based  sales  charges and the service fees or to pay recipients  the  service  fee on a  quarterly  basis,  without  payment  in advance.  However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.
     After the first year shares are outstanding,  the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

          The Distributor  retains the  asset-based  sales charge on Class B and
     Class N shares.  The Distributor  retains the  asset-based  sales charge on
     Class C shares  during the first year the shares are  outstanding.  It pays the asset-based  sales charge as an ongoing  commission to the recipient on
     Class C shares  outstanding  for a year or more.  If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class
     C and/or Class N service fee and the asset-based sales charge to the dealer quarterly  in lieu of  paying  the sales  commissions  and  service  fee in advance at the time of purchase.

         The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors  to buy shares  without a  front-end  sales  charge  while allowing the Distributor to compensate  dealers that sell those shares. The
     Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares. The payments are made to the  Distributor in recognition  that the  Distributor:

               o pays sales commissions to authorized brokers and dealers at the time of sale and pays  service  fees as  described  above,

               o may finance payment of sales commissions  and/or the advance of the  service fee payment to  recipients  under the plans,  or may provide  such  financing  from  its own  resources  or  from  the resources  of  an  affiliate,

          o employs  personnel to support  distribution  of Class B, Class C and
     Class N shares, and o bears the costs of sales literature,  advertising and prospectuses (other than those furnished to current shareholders) and state
     "blue sky" registration fees and certain other distribution expenses.

          o may not be able to adequately  compensate dealers that sell Class B,
     Class C and Class N shares  without  receiving  payment under the plans and therefore  may not be able to offer such Classes for sale absent the plans,
     o receives  payments under the plans  consistent  with the service fees and asset-based sales charges paid by other  non-proprietary  funds that charge
     12b-1 fees,

          o may use the  payments  under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,

          o may  experience  increased  difficulty  selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering  distribution services as much or more than the amounts currently being paid by the Fund, and o may not be able to continue  providing,  at the same or at a  lesser  cost,  the same  quality distribution  sales efforts and  services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

          When  Class  B,  Class C or  Class  N  shares  are  sold  without  the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class
     N shares.

          The  Distributor's  actual  expenses  in selling  Class B, Class C and
     Class N  shares  may be  more  than  the  payments  it  receives  from  the contingent deferred sales charges collected on redeemed shares and from the
     Fund under the plans. If either the Class B, Class C or the Class N plan is terminated  by the  Fund,  the  Board of  Trustees  may  allow  the Fund to continue  payments of the  asset-based  sales charge to the  Distributor to compensate it for its expenses incurred for distributing  shares before the plan was terminated.

 -----------------------------------------------------------------------------------------------------------------------
                       Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9.30.02
 -----------------------------------------------------------------------------------------------------------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class:                 Total Payments Under     Amount Retained by     Distributor's Aggregate       Distributor's
                                                                                                      Unreimbursed
                                                                         Unreimbursed Expenses    Expenses as % of Net
                                Plan                Distributor               Under Plan             Assets of Class
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class B Plan               $14,571,656             $11,670,626               $25,717,275                 2.30%
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class C Plan                $5,210,426              $1,925,951               $7,740,824                  1.67%
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class N Plan                 $168,064                $165,199                 $838,825                   1.64%
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------

         All  payments  under the Class B, Class C and the Class N plans are  subject to the limitations  imposed by the Conduct Rules of the National  Association of Securities
Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance   Terminology.   The  Fund  uses  a  variety  of  terms  to
illustrate its investment  performance.  Those terms include  "cumulative total return,"
"average  annual  total  return,"  "average  annual total return at net asset value" and
"total return at net asset value." An  explanation  of how total returns are  calculated is set forth  below.  The  charts  below show the  Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain current  performance  information by calling the  Fund's  Transfer  Agent  at  1.800.225.5677  or by  visiting  the  OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

         The Fund's  illustrations of its performance data in advertisements must comply with rules of the  Securities  and Exchange  Commission.  Those rules describe the types of  performance  data that may be used and how it is to be calculated.  In general,  any advertisement  by the Fund of its  performance  data must  include  the  average  annual total  returns for the  advertised  class of shares of the Fund.  Those  returns must be shown for the 1, 5 and  10-year  periods (or the life of the class,  if less)  ending as
of  the  most  recently  ended  calendar   quarter  prior  to  the  publication  of  the
advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the  Fund's  performance  to the  performance  of  other  funds  for the  same  periods.
However,  a number of factors should be considered  before using the Fund's  performance information as a basis for comparison with other investments:
o        Total returns  measure the  performance of a  hypothetical  account in the Fund over  various  periods and do not show the  performance  of each  shareholder's account.  Your account's  performance will vary from the model performance data if your  dividends  are received in cash,  or you buy or sell shares during the period,  or you  bought  your  shares at a  different  time and price  than the shares used in the model.
o        An  investment  in the Fund is not insured by the FDIC or any other  government agency.
o        The Fund's performance  returns do not reflect the effect of taxes on dividends and capital gains distributions.
o        The principal  value of the Fund's shares and total returns are not  guaranteed and normally will fluctuate on a daily basis.
o        When an  investor's  shares are  redeemed,  they may be worth more or less than their original cost.
o        Total  returns  for any given  past  period  represent  historical  performance information  and are not, and should not be considered,  a prediction of future returns.

         The  performance  of each  class of shares  is shown  separately,  because  the performance  of each class of shares will usually be  different.  That is because of the different  kinds of  expenses  each  class  bears.  The total  returns  of each class of shares  of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the  types of  investments  the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return  Information.  There are different types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical investment  in the Fund over a given  period,  assuming  that all  dividends and capital gains  distributions  are  reinvested  in additional  shares and that the  investment is redeemed at the end of the period.  Because of  differences  in expenses  for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative total  return  measures  the change in value over the entire  period (for  example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period  that would  produce the  cumulative  total  return over the entire  period.
However, average annual total returns do not show actual year-by-year  performance.  The
Fund uses  standardized  calculations  for its total  returns as  prescribed by the SEC.
The methodology is discussed below.

         In  calculating  total  returns for Class A shares,  the current  maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial investment  ("P")  (unless  the  return is shown  without  sales  charge,  as  described below).  For  Class B  shares,  payment  of the  applicable  contingent  deferred  sales charge is applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth  year and none  thereafter.  For Class C shares,  the 1%
contingent  deferred sales charge is deducted for returns for the one-year  period.  For
Class N shares,  the 1%  contingent  deferred  sales  charge is deducted for returns for the one year and  life-of-class  periods.  Class N total  returns may also be calculated for the periods prior to 3.1.01 (the  inception  date for Class N shares),  based on the
Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

                                        1/n
                             (   ERV  )    - 1 = Average Annual Total Return
                             (   ---- )
                             (    P   )

              |_| Average  Annual Total  Return.  The "average  annual total  return" of each class is an average annual  compounded  rate of return for each year in a specified number  of  years.  It is  the  rate  of  return  based  on the  change  in  value  of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years  ("n" in the  formula)  to  achieve an Ending  Redeemable  Value  ("ERV" in the formula) of that investment, according to the following formula:

|_|      Average  Annual  Total  Return  (After  Taxes on  Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded  rate of  return  for  each  year in a  specified  number  of  years, adjusted to show the effect of federal taxes  (calculated  using the highest  individual marginal  federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula  below)  held for a number of years  ("n" in the  formula)  to  achieve  an ending value ("ATVD" in the formula) of that  investment,  after taking into account the effect  of  taxes  on Fund  distributions,  but not on the  redemption  of Fund  shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

|_|      Average  Annual Total Return (After Taxes on  Distributions  and  Redemptions).
The "average  annual total return (after taxes on  distributions  and  redemptions)"  of
Class A shares  is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated using  the  highest  individual  marginal  federal  income  tax  rates in  effect on any reinvestment  date) on any  distributions  made by the Fund during the specified  period and the effect of capital  gains taxes or capital  loss tax  benefits  (each  calculated using  the  highest  federal  individual  capital  gains  tax  rate  in  effect  on  the redemption  date)  resulting from the redemption of the shares at the end of the period.
It is the  rate of  return  based on the  change  in  value  of a  hypothetical  initial investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on fund  distributions  and on the redemption of
Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

              |_| Cumulative  Total Return.  The "cumulative  total return"  calculation measures  the  change in value of a  hypothetical  investment  of $1,000  over an entire period  of years.  Its  calculation  uses some of the same  factors  as  average  annual total  return,  but it  does  not  average  the  rate  of  return  on an  annual  basis.
Cumulative total return is determined as follows:

                                ERV - P
                                ------   = Total Return
                                  P

         During a portion of the periods  for which total  returns are shown for Class A shares,  the  Fund's  maximum  initial  sales  charge  rate  was  higher.  As a  result, performance  of an  actual  investment  during  those  periods  would  be less  than the results shown.

              |_|  Total  Returns  at Net  Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return  "at net  asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.
There is no sales  charge  on Class Y  shares.  Each is based on the  difference  in net asset  value per share at the  beginning  and the end of the period  for a  hypothetical investment  in that  class  of  shares  (without  considering  front-end  or  contingent deferred sales charges) and takes into  consideration  the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------------

                                  The Fund's Total Returns for the Periods Ended 9/30/02
----------------------------------------------------------------------------------------------------------------------------
--------------- --------------------------- --------------------------------------------------------------------------------
                Cumulative Total Returns                             Average Annual Total Returns
Class of        (10 years or Life of
 Shares         Class)
--------------- --------------------------- --------------------------------------------------------------------------------
--------------- --------------------------- -------------------------- --------------------------- -------------------------
                                                     1-Year                      5-Year                    10-Year
                                                                           (or life-of-class)         (or life-of-class)
--------------- --------------------------- -------------------------- --------------------------- -------------------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
                After Sales     Without     After          Without     After Sales     Without        After       Without
                   Charge     Sales Charge  Sales       Sales Charge      Charge     Sales Charge     Sales        Sales
                   (MOP)         (NAV)        Charge        (NAV)         (MOP)         (NAV)        Charge       Charge
                                              (MOP)                                                   (MOP)        (NAV)
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class A(1)        158.49%       174.25%      -17.03%       -11.96%        2.36%         3.58%         9.96%       10.62%
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class B(2)        130.11%       130.11%      -16.99%       -12.62%        2.53%         2.78%         9.57%        9.57%
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class C(3)         69.79%        69.79%      -13.51%       -12.63%        2.78%         2.78%         7.86%        7.86%
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class N(4)        -29.92%       -29.92%      -13.01%       -12.13%       -20.15%       -20.15%         N/A          N/A
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class Y(5)         20.77%        20.77%      -11.79%       -11.79%        5.00%         5.00%          N/A          N/A
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------

1. Inception of Class A:   12/22/69
2. Inception of Class B:   8/17/93
3. Inception of Class C:   10/2/95
4. Inception of Class N:   3/1/01
5. Inception of Class Y:   11/17/98

  ------------------------------------------------------------------------------------------------------------------------
                           Average Annual Total Returns for Class A Shares (After Sales Charge)
                                               For the Periods Ended 9/30/02
  ------------------------------------------------------------------------------------------------------------------------
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
                                                 1-Year                     5-Years                     10-Years
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  After Taxes on Distributions                   -17.03%                    -0.07%                       7.62%
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  After  Taxes  on  Distributions   and
  Sale of Fund Shares                            -10.37%                     1.66%                       7.75%
  -------------------------------------- ------------------------ ---------------------------- ---------------------------

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the  Transfer  Agent at the  addresses  or telephone  numbers shown on the cover of this Statement of Additional  Information.  The
Fund may also compare its  performance  to that of other  investments,  including  other mutual  funds,  or use rankings of its  performance  by  independent  ranking  entities.
Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance  of  its  classes  of  shares  by  Lipper,  Inc.  ("Lipper").  Lipper  is  a widely-recognized  independent  mutual fund  monitoring  service.  Lipper  monitors  the performance  of regulated  investment  companies,  including  the Fund,  and ranks their performance for various  periods on categories  based on investment  styles.  The Lipper performance  rankings  are based on total  returns  that  include  the  reinvestment  of capital gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual funds in a category that it monitors and averages of the  performance  of the funds in particular categories.

         |X|  Morningstar  Ratings.  From  time to time the Fund  may  publish  the star
rating  of  the  performance  of  its  classes  of  shares  by  Morningstar,   Inc.,  an
independent  mutual fund  monitoring  service.  Morningstar  retes mutual funds in their specialized market sector. The Fund is rated among the world stock funds category.

         Morningstar  proprietary star ratings reflect  historical  risk-adjusted  total investment  return.  For each  fund  with at  least a  three-year  history,  Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted  Return  measure that accounts for variation in a fund's  monthly  performance  (including the effects of
sales  charges,   loads,  and  redemption  fees),  placing  more  emphasis  on  downward variations  and  rewarding  consistent  performance.  The  top  10%  of  funds  in  each category  receive  5 stars,  the next  22.5%  receive  4 stars,  the next 35%  receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.  (Each share class is counted  as a  fraction  of one fund  within  this scale and rated  separately, which  may  cause  slight  variations  in the  distribution  percentages.)  The  Overall
Morningstar  Rating for a fund is derived  from a  weighted  average of the  performance figures  associated  with its three-,  five-and  ten-year  (if  applicable)  Morningstar
Rating metrics.

         The Fund may also  compare  its total  return  rating to that of other funds in its Morningstar  category,  in addition to its star ratings.  Those total return ratings are  percentages  from one  percent to one hundred  percent  and are not risk  adjusted.
For example,  if a fund is in the 94th  percentile,  that means that 94% of the funds in the same category performed better than it did.

         |X| Performance  Rankings and  Comparisons by Other Entities and  Publications.
From  time to time the Fund may  include  in its  advertisements  and  sales  literature performance  information  about the Fund cited in newspapers and other  periodicals such as The New York  Times,  The Wall Street  Journal,  Barron's,  or similar  publications.
That  information  may include  performance  quotations  from other  sources,  including
Lipper  and  Morningstar.  The  performance  of the  Fund's  classes  of  shares  may be compared  in  publications  to the  performance  of  various  market  indices  or  other investments,  and  averages,  performance  rankings  or  other  benchmarks  prepared  by recognized mutual fund statistical services.

         Investors  may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income  investments  available from banks and thrift  institutions.
Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and  other  forms of fixed or  variable  time  deposits,  and  various  other instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily, while bank  depository  obligations  may be insured  by the FDIC and may  provide  fixed rates of return.  Repayment of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

         From time to time,  the Fund may publish  rankings or ratings of the Manager or
Transfer  Agent,  and of the investor  services  provided by them to shareholders of the
Oppenheimer   funds,   other  than  performance   rankings  of  the  Oppenheimer   funds
themselves.  Those  ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their  services to those  provided by other  mutual fund  families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

         From  time to time,  the Fund  may  include  in its  advertisements  and  sales literature  the total  return  performance  of a  hypothetical  investment  account that includes shares of the fund and other  Oppenheimer  funds.  The combined  account may be part of an  illustration  of an asset  allocation  model or  similar  presentation.  The account  performance  may combine  total  return  performance  of the fund and the total return  performance of other  Oppenheimer  funds included in the account.  Additionally, from time to time,  the Fund's  advertisements  and sales  literature  may include,  for illustrative  or  comparative  purposes,  statistical  data or other  information  about general or specific market and economic conditions.  That may include, for example,
o        information about the performance of certain securities or commodities  markets or segments of those markets,
o        information  about the performance of the economics of particular  countries or regions,
o        the  earnings of  companies  included in  segments  of  particular  industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating to the gross  national or gross  domestic  product of the
         United States or other countries or regions,
o        comparisons of various  market  sectors or indices to demonstrate  performance, risk or other characteristics of the Fund.

----------------------------------------------------------------------------------------
A B O U T   Y O U R   A C C O U N T
----------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information  is presented  below about the methods that can be used to buy shares of the Fund.  Appendix  B  contains  more  information  about the  special sales charge  arrangements  offered by the Fund,  and the  circumstances  in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an Asset  Builder  Plan
          ---
(described  below) can be established on a new account.  Accounts  established  prior to
November 1, 2002 will remain at $25 for additional  purchases.  Shares will be purchased on the regular  business day the  Distributor  is  instructed  to initiate the Automated
Clearing  House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the  proceeds  of ACH  transfers  on the  business  day the Fund receives  Federal Funds for the purchase  through the ACH system before the close of The
New York Stock  Exchange.  The  Exchange  normally  closes at 4:00  P.M.,  but may close earlier on certain  days.  If Federal  Funds are  received  on a business  day after the close of the Exchange,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day. The proceeds of ACH  transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the proceeds of the ACH transfer  are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the Fund are not  responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced  sales charge rate may be obtained  for Class A shares  under Right of  Accumulation  and Letters of Intent because of the  economies of sales  efforts and  reduction  in expenses  realized by the
Distributor,  dealers and  brokers  making  such  sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix B to this  Statement of  Additional
Information  because the  Distributor  or dealer or broker  incurs  little or no selling expenses.

         |X| Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class  A  and  Class  B  shares  you  purchase  for  your  individual  accounts
         (including IRAs and 403(b) plans), or for your joint accounts,  or for trust or custodial accounts on behalf of your children who are minors, and
o        Current  purchases  of  Class A and  Class  B  shares  of the  Fund  and  other
         Oppenheimer  funds to reduce  the sales  charge  rate that  applies  to current purchases of Class A shares, and
o        Class A and  Class B shares  of  Oppenheimer  funds  you  previously  purchased subject to an initial or contingent  deferred  sales charge to reduce the sales charge rate for current  purchases of Class A shares,  provided  that you still hold your investment in one of the Oppenheimer funds.

         A  fiduciary  can  count  all  shares  purchased  for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer)
that has multiple  accounts.  The Distributor  will add the value,  at current  offering price,  of the  shares  you  previously  purchased  and  currently  own to the  value of current  purchases to determine  the sales charge rate that  applies.  The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial  sales  charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.  Under certain
circumstances  described  in  this  Statement  of  Additional  Information,   redemption
proceeds of certain  money  market fund shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class
A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month period, you can  reduce  the  sales  charge  rate  that  applies  to your  purchases  of Class A shares.  The  total  amount  of your  intended  purchases  of both  Class A and  Class B shares will  determine  the reduced  sales charge rate for the Class A shares  purchased during  that  period.  You can include  purchases  made up to 90 days before the date of the Letter.  Letters of Intent do not  consider  Class C or Class N shares you  purchase or may have purchased.

         A Letter of Intent is an investor's  statement in writing to the Distributor of the  intention  to  purchase  Class A shares  or Class A and  Class B shares of the Fund
(and  other  Oppenheimer  funds)  during  a  13-month  period  (the  "Letter  of  Intent period").  At the  investor's  request,  this may include  purchases  made up to 90 days prior to the date of the Letter.  The Letter  states the  investor's  intention  to make the  aggregate  amount  of  purchases  of shares  which,  when  added to the  investor's holdings  of shares of those  funds,  will equal or exceed the amount  specified  in the
Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and  purchases  made at net  asset  value  without  sales  charge  do not  count  toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares  purchased under the  Letter to obtain  the  reduced  sales  charge  rate on  purchases  of Class A shares  of the Fund  (and  other  Oppenheimer  funds)  that  applies  under the Right of
Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering  price  (including  the sales charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor  makes no commitment to purchase  shares.
However,  if the  investor's  purchases  of shares  within the Letter of Intent  period, when added to the value (at  offering  price) of the  investor's  holdings  of shares on the last day of that period,  do not equal or exceed the intended  purchase amount,  the investor  agrees  to pay the  additional  amount  of  sales  charge  applicable  to such purchases.  That amount is  described  in "Terms of Escrow,"  below  (those terms may be amended by the  Distributor  from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer
Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this Statement of Additional  Information and the application used for a Letter of Intent.  If those  terms are  amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended  terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the concessions  previously paid to the dealer  of  record  for the  account  and the  amount of sales  charge  retained  by the
Distributor  will be adjusted to the rates  applicable  to actual  total  purchases.  If total  eligible  purchases  during  the  Letter of Intent  period  exceed  the  intended purchase  amount and exceed the amount  needed to qualify for the next sales charge rate reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower  rate.  That  adjustment  will be made only if and when the dealer  returns to the
Distributor  the excess of the amount of concessions  allowed or paid to the dealer over the  amount of  concessions  that apply to the actual  amount of  purchases.  The excess concessions  returned to the Distributor will be used to purchase  additional shares for the  investor's  account at the net asset  value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent  entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In  determining  the total  amount of  purchases  made  under a Letter,  shares redeemed by the investor  prior to the  termination  of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record  and/or the investor to advise  the  Distributor  about the  Letter  in  placing  any  purchase  orders  for the investor  during  the  Letter  of  Intent  period.  All of such  purchases  must be made through the Distributor.

         |X| Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial  purchase (or subsequent  purchases if necessary)  made pursuant  to a  Letter,  shares  of the Fund  equal  in  value up to 5% of the  intended purchase  amount  specified  in the  Letter  shall  be held in  escrow  by the  Transfer
Agent.  For example,  if the intended  purchase  amount is $50,000,  the escrow shall be shares  valued in the amount of $2,500  (computed at the offering  price  adjusted for a
$50,000  purchase).  Any  dividends  and capital  gains  distributions  on the  escrowed shares will be credited to the investor's account.

         2.   If the total minimum  investment  specified  under the Letter is completed within the  13-month  Letter of Intent  period,  the  escrowed  shares  will be promptly released to the investor.

         3.   If,  at the  end  of the  13-month  Letter  of  Intent  period  the  total purchases  pursuant to the Letter are less than the intended  purchase amount  specified in the  Letter,  the  investor  must  remit to the  Distributor  an amount  equal to the difference  between the dollar amount of sales  charges  actually paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single  time.  That sales  charge  adjustment  will  apply to any  shares  redeemed prior to the  completion of the Letter.  If the  difference in sales charges is not paid within twenty days after a request from the  Distributor or the dealer,  the Distributor will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares  necessary to realize  such  difference  in sales  charges.  Full and  fractional shares  remaining after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the  payment  of such  additional  sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor  irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

         5.   The shares  eligible  for  purchase  under the  Letter (or the  holding of which may be counted toward completion of a Letter) include:
         (a)   Class A shares sold with a front-end  sales  charge or subject to a Class
A contingent deferred sales charge,
         (b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to  a contingent deferred sales charge, and
         (c)   Class A or Class B shares  acquired  by  exchange  of either  (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired  subject to a Class A initial or  contingent  deferred  sales charge or (2) Class B shares of one of the other
Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares  held in escrow  hereunder  will  automatically  be  exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus,  you must initially  establish your
account  with  $500.   Subsequently,   you  can  establish  an  Asset  Builder  Plan  to
automatically  purchase  additional shares directly from a bank account for as little as
$50.  For  those  accounts  established  prior  to  November  1,  2002  and  which  have previously  established  Asset Builder Plans,  additional  purchases will remain at $25.
Shares  purchased by Asset  Builder Plan  payments from bank accounts are subject to the redemption  restrictions  for  recent  purchases  described  in  the  Prospectus.  Asset
Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder Plans may  not be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer Cash
Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund, your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments,  you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application  from the  Distributor.  Complete  the  application  and  return it. You may change the amount of your Asset Builder  payment or your can terminate  these  automatic investments  at any time by writing to the Transfer  Agent.  The Transfer Agent requires a  reasonable  period  (approximately  10 days) after  receipt of your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue  offering
Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of retirement  plans are entitled to purchase  shares of the Fund without  sales  charge or at reduced  sales  charge  rates,  as described in
Appendix B to this  Statement of Additional  Information.  Certain  special sales charge arrangements  described in that  Appendix  apply to  retirement  plans whose records are maintained  on a daily  valuation  basis by Merrill  Lynch Pierce  Fenner & Smith,  Inc.
("Merrill  Lynch")  or an  independent  record  keeper  that has a  contract  or special arrangement  with  Merrill  Lynch.  If on the date the plan  sponsor  signed the Merrill
Lynch  record  keeping  service  agreement  the plan has less than $3  million in assets
(other than assets invested in money market funds)  invested in applicable  investments, then the  retirement  plan may purchase  only Class B shares of the  Oppenheimer  funds.
Any  retirement  plans in that category that  currently  invest in Class B shares of the
Fund will have  their  Class B shares  converted  to Class A shares of the Fund when the plan's  applicable  investments  reach $5 million.  OppenheimerFunds  has  entered  into arrangements  with certain record keepers  whereby the Transfer  Agent  compensates  the record keeper for its record  keeping and account  servicing  functions that it performs on  behalf  of  the  participant  level  accounts  of  a  retirement  plan.  While  such compensation  may act to reduce  the  record  keeping  fees  charged  by the  retirement plan's  record  keeper,  that  compensation  arrangement  may be terminated at any time, potentially  affecting the record keeping fees charged by the  retirement  plan's record keeper.

Cancellation  of  Purchase  Orders.  Cancellation  of  purchase  orders  for the  Fund's shares (for  example,  when a purchase  check is returned to the Fund  unpaid)  causes a loss to be incurred when the net asset values of the Fund's  shares on the  cancellation date is less  than on the  purchase  date.  That  loss is  equal  to the  amount  of the decline  in the net  asset  value per share  multiplied  by the  number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor  fails to compensate  the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by  redeeming  shares from any account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes  of Shares.  Each  class of shares of the Fund  represents  an  interest  in the
same  portfolio  of  investments  of  the  Fund.  However,   each  class  has  different
shareholder  privileges and features.  The net income  attributable  to Class B, Class C or Class N shares and the  dividends  payable on Class B, Class C or Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The  availability of different  classes of shares permits an investor to choose the method of purchasing  shares that is more  appropriate  for the  investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold shares,  and other relevant  circumstances.  Class A shares normally are sold subject to an initial  sales  charge.  While  Class B,  Class C and Class N shares  have no initial sales charge,  the purpose of the deferred sales charge and asset-based  sales charge on
Class B, Class C and Class N shares is the same as that of the initial  sales  charge on
Class A shares - to  compensate  the  Distributor  and  brokers,  dealers and  financial institutions  that sell  shares of the Fund.  A  salesperson  who is entitled to receive compensation  from his or her firm for selling Fund shares may receive  different levels of compensation for selling one class of shares rather than another.

         The  Distributor  will not accept any order in the amount of  $500,000  or more for  Class B shares  or $1  million  or more for  Class C shares  on  behalf of a single investor  (not  including  dealer  "street name" or omnibus  accounts).  That is because generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

         |X|  Class  A  Shares  Subject  to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset value  whether or not subject to a  contingent deferred  sales charge as  described in the  Prospectus,  no sales  concessions  will be paid to the broker-dealer of record,  as described in the Prospectus,  on sales of Class
A shares  purchased  with the  redemption  proceeds  of shares of  another  mutual  fund offered as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor, if the  purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession will not be paid on purchases of Class A shares by a retirement  plan made with the  redemption  proceeds of
Class N shares  of one or more  Oppenheimer  funds  held by the  plan  for more  than 18 months.

         |X| Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to
Class A shares  after six years is not treated as a taxable  event for the  shareholder.
If those laws or the IRS  interpretation  of those laws  should  change,  the  automatic conversion  feature may be suspended.  In that event, no further  conversions of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares could then be  exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange  could constitute  a taxable  event for the  shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales  charge for longer than six years.

         |X|  Availability  of Class N Shares.  In  addition to the  description  of the types  of  retirement  plans  which  may  purchase  Class  N  shares  contained  in  the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover  contributions made to Individual 401(k) plans,  Profit-Sharing
              Plans and Money Purchase Pension Plans,
o        to all direct rollovers from  OppenheimerFunds-sponsored  Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as  defined  in  Appendix B to this  Statement  of
              Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement  Plans  qualified under Sections 401(a) or 401(k) of the Internal
              Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement  Plans of a plan sponsor  where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to  OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.
o        to  certain  customers  of  broker-dealers  and  financial  advisors  that  are identified in a special  agreement  between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales  concession  and the advance of the service  fee, as described in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases  of Class N shares in amounts  of  $500,000  or more by a  retirement plan that pays for the purchase  with the  redemption  proceeds of Class A shares of one or more  Oppenheimer  funds  (other than  rollovers  from an
              OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases  of Class N shares in amounts  of  $500,000  or more by a  retirement plan that pays for the purchase  with the  redemption  proceeds of Class C shares  of one or more  Oppenheimer  funds  held by the plan for more than
              one  year  (other  than  rollovers   from  an   OppenheimerFunds-sponsored
              Pinnacle or Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds), and
o        on  purchases  of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or
              Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

         No sales  concessions will be paid to the broker-dealer of record, as described in the  Prospectus,  on sales of Class N shares  purchased with the redemption  proceeds of shares of another  mutual fund offered as an investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered  as  investment  options  under a special arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.

         |X|  Allocation  of  Expenses.  The Fund  pays  expenses  related  to its daily operations,  such as custodian fees,  Trustees' fees,  transfer agency fees,  legal fees and  auditing  costs.  Those  expenses  are paid out of the  Fund's  assets  and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology   for   calculating   the  net  asset  value,   dividends  and
distributions  of the Fund's share  classes  recognizes  two types of expenses.  General expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all  classes.  The  allocation  is based on the  percentage  of the Fund's total assets that is represented  by the assets of each class,  and then equally to each outstanding  share  within a given  class.  Such  general  expenses  include  management fees,  legal,  bookkeeping  and audit fees,  printing and mailing  costs of  shareholder reports,  Prospectuses,  Statements of Additional  Information  and other  materials for
current  shareholders,   fees  to  unaffiliated  Trustees,   custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,  taxes  and  brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class  are allocated  equally  to each  outstanding  share  within  that  class.  Examples  of such expenses include  distribution  and service plan (12b-1) fees,  transfer and shareholder servicing  agent fees and  expenses,  and  shareholder  meeting  expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500.  This fee will not be assessed on the following accounts:
o        Accounts  that have  balances  below $500 due to the  automatic  conversion  of shares from Class B to Class A shares;
o        Accounts  with an  active  Asset  Builder  Plan,  payroll  deduction  plan or a military allotment plan;
o        OppenheimerFunds-sponsored   group   retirement   accounts   that  are   making
         continuing purchases;
o        Certain  accounts  held  by  broker-dealers  through  the  National  Securities
         Clearing Corporation; and
o        Accounts that fall below the $500  threshold due solely to market  fluctuations within the 12-month period preceding the date the fee is deducted.

         The fee is  automatically  deducted  from  qualifying  accounts  annually on or about the second to last  business day of  September.  This annual fee is waived for any shareholders who elect to access their account  documents  through  electronic  document delivery  rather than in paper copy and who elect to utilize the  Internet or  PhoneLink as their  primary  source  for  their  general  servicing  needs.  To sign up to  access account documents  electronically  via eDocs Direct,  please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values  Per Share.  The net asset  values per share of each class of shares of the Fund are  determined  as of the close of business of The New York
Stock Exchange ("the  Exchange") on each day that the Exchange is open. The  calculation is done by dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at
4:00 P.M.,  Eastern  time,  but may close  earlier on some other days (for  example,  in case of weather  emergencies or on days falling before a U.S.  holiday).  All references
to  time  in  this  Statement  of  Additional   Information  mean  "Eastern  time."  The
Exchange's most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin  Luther  King,  Jr.  Day,  Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

         Dealers other than Exchange  members may conduct trading in certain  securities on days on which the  Exchange is closed  (including  weekends  and  holidays)  or after
4:00 P.M. on a regular  business  day.  Because the Fund's net asset  values will not be calculated  on those days,  the Fund's net asset  values per share may be  significantly
affected  on  such  days  when   shareholders   may  not  purchase  or  redeem   shares.
Additionally,  trading  on  European  and Asian  stock  exchanges  and  over-the-counter markets normally is completed before the close of the Exchange.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of the  Exchange,  will not be reflected in the Fund's  calculation  of its net asset  values  that day unless the Manager  determines  that the event is likely to effect a material  change in the value of the security.  The Manager,  or an internal valuation  committee  established  by  the  Manager,  as  applicable,  may  establish  a valuation,  under  procedures  established  by the Board and  subject  to the  approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities  Valuation.  The  Fund's  Board  of  Trustees  has  established procedures  for the  valuation of the Fund's  securities.  In general  those  procedures are as follows:

              |_| Equity  securities traded on a U.S.  securities  exchange or on Nasdaq are valued as follows:
(1)      if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale  information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the  valuation  date if it is within  the  spread  of  the  closing  "bid"  and  "asked"  prices  on the valuation  date or, if not,  at the closing  "bid" price on the  valuation date.

              |_| Equity securities traded on a foreign  securities  exchange  generally are valued in one of the following ways:
1.       at the last sale price available to the pricing  service  approved by the Board of Trustees, or
2.       at the  last  sale  price  obtained  by the  Manager  from  the  report  of the principal  exchange on which the  security  is traded at its last  trading session on or immediately before the valuation date, or
3.       at the mean between the "bid" and "asked"  prices  obtained  from the principal exchange on which the  security  is traded or, on the basis of  reasonable inquiry, from two market makers in the security.

              |_| Long-term  debt  securities  having a remaining  maturity in excess of
60 days are valued  based on the mean  between the "bid" and "asked"  prices  determined by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager from two active  market  makers in the  security on the basis of  reasonable inquiry.

              |_| The  following  securities  are valued at the mean  between  the "bid"
and "asked"  prices  determined  by a pricing  service  approved by the Fund's  Board of
Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
         1.   debt instruments that have a maturity of more than 397 days when issued,
         2.   debt  instruments  that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
         3.   non-money  market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

              |_|  The   following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
1.       money  market  debt  securities  held by a  non-money  market  fund  that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and
2.       debt instruments held by a money market fund that have a remaining  maturity of
              397 days or less.

              |_|   Securities    (including    restricted    securities)   not   having
readily-available  market  quotations  are  valued at fair  value  determined  under the
Board's  procedures.  If the  Manager is unable to locate two market  makers  willing to give quotes,  a security may be priced at the mean between the "bid" and "asked"  prices provided  by a single  active  market  maker  (which in  certain  cases may be the "bid"
price if no "asked" price is available).

         In  the  case  of  U.S.  government  securities,   mortgage-backed  securities,
corporate bonds and foreign  government  securities,  when last sale  information is not generally  available,  the  Manager may use  pricing  services  approved by the Board of
Trustees.   The  pricing  service  may  use  "matrix"  comparisons  to  the  prices  for comparable  instruments  on the basis of quality,  yield,  and  maturity.  Other special factors  may be  involved  (such  as the  tax-exempt  status  of the  interest  paid  by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.
That  monitoring  may include  comparing  prices used for portfolio  valuation to actual sales prices of selected securities.

         The  closing  prices in the  London  foreign  exchange  market on a  particular business  day that are  provided  to the  Manager by a bank,  dealer or pricing  service that the  Manager has  determined  to be reliable  are used to value  foreign  currency, including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures  are valued at the last sale price on the  principal exchange  on which they are traded or on  Nasdaq,  as  applicable,  as  determined  by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale  price on the  preceding  trading day  if it is  within  the  spread  of the  closing  "bid"  and  "asked"  prices  on the principal  exchange or on Nasdaq,  on the valuation date. If not, the value shall be the closing bid price on the  principal  exchange  or on Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange  or on Nasdaq,  it shall be valued by the mean  between  "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an option,  an amount  equal to the  premium  received is included in the Fund's  Statement of Assets and  Liabilities as an asset.  An equivalent
credit   is   included   in   the   liability   section.    The   credit   is   adjusted
("marked-to-market")  to reflect the current market value of the option.  In determining the Fund's gain on investments,  if a call or put written by the Fund is exercised,  the proceeds  are  increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund  enters into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less  than the cost of the  closing  transaction.  If the
Fund  exercises  a put it  holds,  the  amount  the  Fund  receives  on its  sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         The  information  below  supplements  the terms and  conditions  for  redeeming shares set forth in the Prospectus.

Sending  Redemption   Proceeds  by  Federal  Funds  Wire.  The  Federal  Funds  wire  of redemption  proceeds  may be  delayed  if the  Fund's  custodian  bank is not  open  for business on a day when the Fund would normally  authorize the wire to be made,  which is usually  the Fund's  next  regular  business  day  following  the  redemption.  In those circumstances,  the wire will not be  transmitted  until the next bank  business  day on which  the Fund is open for  business.  No  dividends  will be paid on the  proceeds  of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares  that were  subject  to the Class B  contingent  deferred  sales charge when redeemed.

         The  reinvestment  may be made  without  sales charge only in Class A shares of the  Fund or any of the  other  Oppenheimer  funds  into  which  shares  of the Fund are exchangeable  as described in "How to Exchange  Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the  reinvestment order.  The  shareholder  must ask the Transfer  Agent for that privilege at the time of reinvestment.  This  privilege  does not apply to Class C and Class N or Class Y shares.
The Fund may amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital  gain that was realized  when the shares were  redeemed is taxable, and  reinvestment  will not alter any capital  gains tax payable on that gain.  If there has  been a  capital  loss on the  redemption,  some or all of the  loss  may not be tax deductible,  depending  on  the  timing  and  amount  of  the  reinvestment.  Under  the
Internal  Revenue  Code,  if the  redemption  proceeds  of Fund  shares on which a sales charge  was paid are  reinvested  in shares of the Fund or  another  of the  Oppenheimer funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed  may not include  the amount of the sales  charge
paid.   That  would  reduce  the  loss  or  increase  the  gain   recognized   from  the
redemption.  However,  in that case the sales  charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments  "In  Kind".  The  Prospectus  states  that  payment  for shares  tendered  for redemption  is  ordinarily  made in cash.  However,  under  certain  circumstances,  the
Board of Trustees of the Fund may  determine  that it would be  detrimental  to the best interests  of the  remaining  shareholders  of the Fund to make  payment of a redemption order  wholly  or  partly  in  cash.  In that  case,  the  Fund  may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment  Company
Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the lesser of  $250,000  or 1% of the net assets of the Fund  during  any 90-day  period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder  might incur  brokerage or other costs in selling the  securities for cash. The Fund will value securities  used to pay  redemptions  in kind  using  the same  method  the Fund uses to value  its  portfolio  securities  described  above  under  "Determination  of Net Asset
Values Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The  Fund's  Board of  Trustees  has the  right to cause  the involuntary  redemption  of the shares  held in any account if the  aggregate  net asset value of those  shares  is less than  $200 or such  lesser  amount as the Board may fix.
The Board  will not cause the  involuntary  redemption  of shares in an  account  if the aggregate net asset value of such shares has fallen below the stated  minimum  solely as a result of market  fluctuations.  If the Board  exercises  this right,  it may also fix the  requirements  for any notice to be given to the  shareholders in question (not less than 30 days).  The Board may  alternatively  set  requirements  for the  shareholder to increase  the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a  contingent  deferred  sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales  charge  are  transferred,  the  transferred  shares  will  remain  subject to the
contingent   deferred  sales  charge.  It  will  be  calculated  as  if  the  transferee shareholder  had  acquired  the  transferred  shares in the same  manner and at the same time as the transferring shareholder.

         If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred  sales  charge if redeemed at the time of  transfer,  the  priorities  described in the  Prospectus  under
"How to Buy Shares" for the  imposition  of the Class B, Class C and Class N  contingent deferred  sales  charge will be followed in  determining  the order in which  shares are transferred.

Distributions    From    Retirement    Plans.    Requests   for    distributions    from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial  plans,
401(k)  plans or  pension or  profit-sharing  plans  should be  addressed  to  "Trustee,
OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its address  listed in
"How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of
Additional Information.  The request must:

(1)      state the reason for the distribution;
(2)      state the owner's  awareness of tax penalties if the distribution is premature;
              and
(3)      conform  to the  requirements  of the  plan  and the  Fund's  other  redemption requirements.

         Participants     (other    than     self-employed     plan     sponsors)     in
OppenheimerFunds-sponsored  pension  or  profit-sharing  plans  with  shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are subject to special requirements  under the Internal Revenue Code and certain documents  (available from the
Transfer  Agent) must be  completed  and  submitted  to the  Transfer  Agent  before the
distribution  may  be  made.   Distributions   from  retirement  plans  are  subject  to
withholding  requirements  under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer  Agent) must be submitted to the Transfer Agent with the  distribution request,  or the  distribution  may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.  The Fund, the Manager,  the  Distributor,  and the Transfer Agent
assume no responsibility  to determine  whether a distribution  satisfies the conditions of applicable  tax laws and will not be  responsible  for any tax penalties  assessed in connection with a distribution.

Special   Arrangements   for  Repurchase  of  Shares  from  Dealers  and  Brokers.   The
Distributor  is the Fund's agent to  repurchase  its shares from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their  broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next  computed  after the  Distributor  receives an order  placed by the dealer or  broker.  However,  if the  Distributor  receives  a  repurchase  order from a dealer or broker after the close of the Exchange on a regular  business  day, it will be processed  at that  day's net asset  value if the order was  received  by the  dealer or broker  from  its  customers  prior  to the  time the  Exchange  closes.  Normally,  the
Exchange  closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a  broker-dealer  under this  procedure, payment  will be made within  three  business  days after the shares have been  redeemed upon the  Distributor's  receipt of the  required  redemption  documents in proper form.
The  signature(s)  of  the  registered  owners  on  the  redemption  documents  must  be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares  (having a value of at least $50) automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed  three  business  days prior to
the  date  requested  by  the  shareholder   for  receipt  of  the  payment.   Automatic
withdrawals  of up to $1,500 per month may be  requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments must also be sent to the  address  of record  for the  account  and the  address  must not have been  changed
within    the    prior    30    days.     Required    minimum     distributions     from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments  are  normally  made by check,  but  shareholders  having  AccountLink privileges  (see "How To Buy  Shares")  may arrange to have  Automatic  Withdrawal  Plan payments  transferred  to the bank account  designated on the account  application or by signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares  are  normally redeemed  pursuant  to an  Automatic  Withdrawal  Plan three  business  days  before the payment  transmittal  date  you  select  in the  account  application.  If a  contingent deferred  sales  charge  applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.  The Fund reserves the right to amend,  suspend or  discontinue  offering  these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,
shareholders   should  not  make  regular  additional  Class  A  share  purchases  while
participating  in  an  Automatic   Withdrawal  Plan.  Class  B,  Class  C  and  Class  N
shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the  contingent  deferred sales charge on such  withdrawals  (except where the  Class  B,  Class C or  Class N  contingent  deferred  sales  charge  is  waived  as described in Appendix B to this Statement of Additional Information).

         By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the  terms  and  conditions  that  apply  to  such  plans,  as  stated  below.  These provisions  may be amended  from time to time by the Fund and/or the  Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares  of the Fund for  shares  (of the same class) of other Oppenheimer  funds  automatically on a monthly,  quarterly,  semi-annual or annual  basis  under an  Automatic  Exchange  Plan.  The  minimum  amount that may be exchanged  to each other fund  account is $50.  Instructions  should be  provided on the
OppenheimerFunds  Application  or  signature-guaranteed  instructions.   Exchanges  made
under these plans are subject to the  restrictions  that apply to exchanges as set forth in  "How  to  Exchange  Shares"  in the  Prospectus  and  below  in  this  Statement  of
Additional Information.

         |X| Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales  charge  will be redeemed first.  Shares acquired with reinvested  dividends and capital gains  distributions will be  redeemed  next,  followed  by shares  acquired  with a sales  charge,  to the extent necessary  to make  withdrawal  payments.  Depending  upon  the  amount  withdrawn,  the investor's  principal  may be  depleted.  Payments  made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's  Automatic Withdrawal Plan as agent for the  shareholder(s)  (the  "Planholder")  who executed the Plan  authorization and  application  submitted  to the  Transfer  Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer  the Plan.  Share  certificates  will not be  issued  for  shares of the Fund  purchased  for and held  under  the  Plan,  but the
Transfer  Agent will  credit all such  shares to the  account of the  Planholder  on the records of the Fund.  Any share  certificates  held by a Planholder  may be  surrendered unendorsed  to the  Transfer  Agent  with  the  Plan  application  so  that  the  shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales  charge.  Dividends  on shares  held in the  account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal  payments at the net asset value per share determined on the redemption  date.  Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals  will  normally be  transmitted  three  business  days prior  to the  date  selected  for  receipt  of the  payment,  according  to the  choice specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the Planholder by writing to the Transfer  Agent.  The  Planholder  should allow at least two weeks' time after mailing such  notification  for the  requested  change to be put in effect.  The  Planholder  may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem  all,  or any part of,  the shares  held under the Plan.  That notice must be in proper form in accordance with the  requirements  of the  then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the proceeds to the Planholder.

         The  Planholder  may  terminate  a Plan at any time by writing to the  Transfer
Agent.  The Fund may also give  directions  to the  Transfer  Agent to terminate a Plan.
The  Transfer   Agent  will  also   terminate  a  Plan  upon  its  receipt  of  evidence
satisfactory  to it that the  Planholder  has  died or is  legally  incapacitated.  Upon termination  of a Plan by the  Transfer  Agent or the  Fund,  shares  that have not been redeemed  will be held  in  uncertificated  form  in the  name  of the  Planholder.  The account will  continue as a  dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are  received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral  for a debt, the Planholder may request  issuance  of a  portion  of the  shares  in  certificated  form.  Upon  written request from the  Planholder,  the Transfer  Agent will  determine  the number of shares for which a certificate  may be issued without  causing the  withdrawal  checks to stop.
However,  should such  uncertificated  shares become  exhausted,  Plan  withdrawals will terminate.

         If the  Transfer  Agent  ceases to act as  transfer  agent  for the  Fund,  the
Planholder  will be deemed to have  appointed  any  successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus,  shares of a particular class of Oppenheimer funds having  more than one  class of  shares  may be  exchanged  only for  shares of the same class of other  Oppenheimer  funds.  Shares  of  Oppenheimer  funds  that  have a single class without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current list showing  which funds offer which  classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial New York Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Centennial Tax Exempt Trust
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Oppenheimer Senior Floating Rate Fund
         Oppenheimer New Jersey Municipal Fund                     Limited Term New York Municipal Fund
         Oppenheimer New York Municipal Fund                       Rochester Fund Municipals

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer  Cash Reserves are generally available  only by  exchange  from the same  class of shares  of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of  Oppenheimer  Convertible  Securities  Fund may be  exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be  acquired by exchange  of  shares of any class of any other  Oppenheimer  funds  except  Class A shares of Oppenheimer  Money Market Fund or Oppenheimer  Cash Reserves  acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York  Municipal  Fund may be exchanged  only for  Class B shares of other  Oppenheimer  funds  and no  exchanges  may be made to
     Class X shares.
o        Shares  of  Oppenheimer  Capital  Preservation  Fund may not be  exchanged  for shares of  Oppenheimer  Money  Market  Fund,  Inc.,  Oppenheimer  Cash  Reserves or
     Oppenheimer  Limited-Term  Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital  Preservation Fund, and only those participants  may  exchange  shares  of  other  Oppenheimer  funds  for  shares  of
     Oppenheimer Capital Preservation Fund.
o        Class A shares of  Oppenheimer  Senior  Floating Rate Fund are not available by exchange  of  shares  of  Oppenheimer  Money  Market  Fund  or  Class A  shares  of
     Oppenheimer Cash Reserves.
o        Shares of  Oppenheimer  Select  Managers  Mercury  Advisors  S&P Index Fund and
     Oppenheimer  Select  Managers  QM  Active  Balanced  Fund  are  only  available  to retirement  plans and are available  only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money  market fund  offered by the  Distributor.  Shares of any money market  fund  purchased  without a sales  charge  may be  exchanged  for  shares of
     Oppenheimer  funds  offered with a sales  charge upon payment of the sales  charge.
     They may also be used to purchase  shares of Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of  Oppenheimer  Money Market Fund,  Inc.  purchased with the redemption proceeds of shares of other mutual  funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed  within  the 30 days  prior  to that  purchase  may subsequently  be exchanged  for shares of other  Oppenheimer  funds  without  being subject to an initial sales charge or contingent  deferred sales charge. To qualify for  that  privilege,  the  investor  or the  investor's  dealer  must  notify  the
     Distributor  of  eligibility   for  this  privilege  at  the  time  the  shares  of
     Oppenheimer Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions  from any of the  other  Oppenheimer  funds or from any unit  investment  trust for which reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate  the exchange  privilege at any time.
Although  the Fund may  impose  these  changes  at any time,  it will  provide  you with notice of those changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days notice  prior to  materially  amending  or  terminating  the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:
o        When Class A shares of any  Oppenheimer  fund  (other than  Rochester  National
         Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares  of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred  sales  charge  are  redeemed  within  18  months  measured  from  the beginning of the calendar month of the initial  purchase of the exchanged Class
         A shares,  the Class A  contingent  deferred  sales  charge is  imposed  on the redeemed shares.
o        When  Class A shares  of  Rochester  National  Municipals  and  Rochester  Fund
         Municipals  acquired  by  exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred  sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month  of the  initial purchase  of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.
o        If any Class A shares of another  Oppenheimer fund that are exchanged for Class
         A shares of  Oppenheimer  Senior  Floating Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior Floating Rate Fund acquired in the exchange.  The Class A shares of  Oppenheimer  Senior  Floating
         Rate  Fund  acquired  in that  exchange  will be  subject  to the Class A Early
         Withdrawal  Charge  of  Oppenheimer  Senior  Floating  Rate  Fund if  they  are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money Market
         Fund,  Inc.  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which the  shares  were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.
o        With respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial purchase of the exchanged Class B shares.
o        With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed  within
         12 months of the initial purchase of the exchanged Class C shares.
o        With respect to Class N shares,  a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs and  403(b)  plans) is terminated  or Class N shares of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed within 18 months after the plan's first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement  plan or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's  first  purchase of Class N shares of any Oppenheimer fund.

         When  Class B, Class C or Class N shares are  redeemed  to effect an  exchange, the  priorities  described in "How To Buy Shares" in the  Prospectus  for the imposition of the Class B, Class C or Class N  contingent  deferred  sales  charge will be followed in determining the order in which the shares are exchanged.  Before  exchanging  shares, shareholders  should  take into  account  how the  exchange  may affect  any  contingent deferred  sales charge that might be imposed in the  subsequent  redemption of remaining shares.

         Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

         ? Limits on Multiple  Exchange  Orders.  The Fund  reserves the right to reject telephone  or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         ?  Telephone  Exchange  Requests.   When  exchanging  shares  by  telephone,  a
shareholder  must have an  existing  account in the fund to which the  exchange is to be made.  Otherwise,  the  investors  must  obtain a  prospectus  of that fund  before  the exchange  request may be submitted.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  shareholders  might not be able to  request  exchanges  by  telephone  and  would  have  to  submit  written exchange requests.

         ?  Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form
(the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases  may be  delayed  by either  fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any  exchange  request  that  may  disadvantage  it.  For  example,  if the  receipt  of multiple  exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous  to the Fund, the Fund may refuse the request.

         When you  exchange  some or all of your shares  from one fund to  another,  any special  account  feature such as an Asset  Builder Plan or Automatic  Withdrawal  Plan,
will be switched to the new fund account  unless you tell the  Transfer  Agent not to do
so.  However,  special  redemption  and exchange  features  such as  Automatic  Exchange
Plans and  Automatic  Withdrawal  Plans cannot be switched to an account in  Oppenheimer
Senior Floating Rate Fund.

         In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number  requested  would  include shares  subject  to  a  restriction  cited  in  the  Prospectus  or  this  Statement  of
Additional  Information,  or would include shares covered by a share certificate that is not tendered with the request.  In those cases,  only the shares  available for exchange without restriction will be exchanged.

         The  different   Oppenheimer   funds  available  for  exchange  have  different
investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected  is  appropriate  for his or her  investment  and  should  be  aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a  redemption  of shares of one fund and a purchase  of shares of another.
"Reinvestment   Privilege,"   above,   discusses  some  of  the  tax   consequences   of
reinvestment of redemption  proceeds in such cases. The Fund, the  Distributor,  and the
Transfer  Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital  gains.
The  dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the  same  time,  and on the same day for  each  class of  shares.  However, dividends  on Class  B,  Class C and  Class N  shares  are  expected  to be  lower  than dividends  on  Class A and  Class  Y  shares.  That  is  because  of the  effect  of the asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends will also differ in amount as a  consequence  of any  difference  in the net asset  values of the different classes of shares.

Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks  returned to the Transfer  Agent by the Postal Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market Fund,  Inc.  Reinvestment  will be made as promptly  as  possible  after the return of such  checks to the  Transfer  Agent,  to enable the investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The  tax  discussion  in  the  Prospectus  and  this  Statement  of  Additional
Information  is  based  on tax law in  effect  on the  date of the  Prospectus  and this
Statement  of  Additional  Information.  Those  laws and  regulations  may be changed by legislative,  judicial,  or administrative  action,  sometimes with retroactive  effect.
State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment  under the Internal
Revenue Code described  below.  Potential  purchasers of shares of the Fund are urged to consult  their tax advisers with specific  reference to their own tax  circumstances  as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

         |_| Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company under  Subchapter M of the Internal Revenue
Code of 1986, as amended.  As a regulated  investment  company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that is,  taxable interest,  dividends,  and other taxable ordinary  income,  net of expenses) and capital gain  net  income  (that  is,  the  excess  of net  long-term  capital  gains  over  net short-term  capital  losses) that it distributes  to  shareholders.  That  qualification
enables  the  Fund  to  "pass  through"  its  income  and  realized   capital  gains  to
shareholders  without  having to pay tax on them.  This  avoids a  "double  tax" on that income and capital  gains,  since  shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains a number of complex  tests  relating  to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a regulated  investment  company,  the Fund would be treated  for tax  purposes as an
ordinary   corporation  and  would  receive  no  tax  deduction  for  payments  made  to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal
Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a  regulated  investment  company,  the Fund must derive at least
90% of its gross  income from  dividends,  interest,  certain  payments  with respect to securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent  such  currency  gains are  directly  related to the regulated  investment  company's principal business of investing in stock or securities)
and certain other income.

         In addition to  satisfying  the  requirements  described  above,  the Fund must satisfy an asset  diversification  test in order to qualify  as a  regulated  investment company.  Under that test,  at the close of each quarter of the Fund's  taxable year, at least  50% of the  value of the  Fund's  assets  must  consist  of cash  and cash  items
(including  receivables),  U.S.  government  securities,  securities of other  regulated investment  companies,  and  securities of other  issuers.  As to each of those issuers, the Fund must not have  invested  more than 5% of the value of the Fund's  total  assets in  securities  of each  such  issuer  and the Fund  must not hold  more than 10% of the outstanding  voting  securities  of each such  issuer.  No more than 25% of the value of its total assets may be invested in the  securities  of any one issuer  (other than U.S.
government  securities and securities of other regulated  investment  companies),  or in two or more  issuers  which  the Fund  controls  and which  are  engaged  in the same or similar  trades  or  businesses.  For  purposes  of this  test,  obligations  issued  or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

         |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must  distribute 98% of its taxable  investment income  earned  from  January 1 through  December 31 of that year and 98% of its capital gains  realized in the period from  November 1 of the prior year  through  October 31 of the  current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated  that the Fund will meet those  requirements.
To meet this  requirement,  in  certain  circumstances  the Fund  might be  required  to liquidate  portfolio  investments to make sufficient  distributions  to avoid excise tax liability.  However,  the  Board  of  Trustees  and the  Manager  might  determine  in a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That  would  reduce  the  amount  of income  or  capital  gains available for distribution to shareholders.

         |X|  Taxation  of  Fund  Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each  taxable  year.
Those  distributions  will be taxable to  shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special  provisions of the Internal  Revenue Code govern the eligibility of the
Fund's  dividends  for the  dividends-received  deduction  for  corporate  shareholders.
Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify  for the  deduction  is limited to the
aggregate  amount  of  qualifying   dividends  that  the  Fund  derives  from  portfolio
investments  that the Fund has held for a minimum  period,  usually 46 days. A corporate shareholder  will not be eligible for the  deduction  on  dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends  are  derived  from gross income  from  option  premiums,  interest  income or  short-term  gains from the sale of securities or dividends  from foreign  corporations,  those  dividends  will not qualify for the deduction.

         The Fund may either retain or distribute to  shareholders  its net capital gain for each taxable year.  The Fund currently  intends to distribute  any such amounts.  If net  long  term  capital  gains  are  distributed  and  designated  as  a  capital  gain distribution,  it will be taxable to shareholders  as a long-term  capital gain and will be properly  identified in reports sent to  shareholders  in January of each year.  Such treatment  will apply no matter how long the  shareholder  has held his or her shares or whether  that gain was  recognized  by the Fund before the  shareholder  acquired his or her shares.

         If the Fund elects to retain its net capital gain,  the Fund will be subject to tax on it at the 35%  corporate  tax rate.  If the Fund elects to retain its net capital gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable year  information  regarding their pro rata share of the gain and tax paid. As a result, each  shareholder  will be  required to report his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for  his/her  shares by an amount  equal to the deemed  distribution  less the tax credit.

         Investment  income that may be received by the Fund from sources within foreign countries  may be subject to foreign  taxes  withheld at the source.  The United  States has entered into tax treaties  with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions  by the Fund that do not constitute  ordinary income dividends or capital gain  distributions  will be treated as a return of capital to the extent of the shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S. federal income tax  consequences of distributions  made (or deemed made) during the  year.  If  prior  distributions  made by the  Fund  must be  re-characterized  as a non-taxable  return of capital  at the end of the fiscal  year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

         Distributions  by the  Fund  will be  treated  in the  manner  described  above regardless  of whether the  distributions  are paid in cash or  reinvested in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares  will be treated as  receiving a  distribution  in an amount equal  to  the  fair  market  value  of  the  shares  received,  determined  as  of  the reinvestment date.

         The Fund will be required in certain  cases to withhold  30% (29% for  payments after December 31, 2003) of ordinary income dividends,  capital gains  distributions and the proceeds of the  redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when  required,  (2) who is  subject  to backup  withholding  for  failure to report the receipt of  interest or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder  is not  subject to backup  withholding  or is an "exempt recipient"  (such as a  corporation).  All  income and any tax  withheld  by the Fund is remitted  by the Fund to the U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

         |X| Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion  of  his/her  shares,  the  shareholder  will  recognize  a gain  or loss on the redeemed  shares  in an amount  equal to the  difference  between  the  proceeds  of the redeemed  shares  and the  shareholder's  adjusted  tax  basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general,  any gain or loss arising from the redemption of shares of the Fund will be  considered  capital gain or loss,  if the shares were held as a capital  asset.
It will be  long-term  capital  gain or loss if the  shares  were held for more than one year.  However,  any capital  loss arising  from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special holding period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

         |X| Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a foreign person (to include,  but not limited to, a nonresident alien individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)
primarily  depends on whether the foreign  person's  income from the Fund is effectively connected  with the conduct of a U.S.  trade or  business.  Typically,  ordinary  income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary  income  dividends  that  are paid by the Fund  (and  are  deemed  not
"effectively  connected  income")  to foreign  persons  will be  subject  to a U.S.  tax withheld by the Fund at a rate of 30%,  provided the Fund  obtains a properly  completed and signed  Certificate  of Foreign  Status.  The tax rate may be reduced if the foreign person's  country of  residence  has a tax treaty with the U.S.  allowing  for a reduced tax  rate  on  ordinary  income  dividends  paid by the  Fund.  All  income  and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is  identified in reports mailed to shareholders in March of each year.

         If the ordinary income  dividends from the Fund are effectively  connected with
                                                         ---
the  conduct  of a U.S.  trade  or  business,  then  the  foreign  person  may  claim an exemption  from the U.S.  tax  described  above  provided  the Fund  obtains a  properly completed and signed Certificate of Foreign Status.

         If the  foreign  person  fails to provide a  certification  of his/her  foreign status,  the  Fund  will be  required  to  withhold  U.S.  tax at a rate of 30% (29% for
payments  after  December  31,  2003)  on  ordinary  income  dividends,   capital  gains
distributions  and the  proceeds  of the  redemption  of  shares,  paid  to any  foreign person.  All income and any tax withheld (in this  situation) by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports  mailed to  shareholders  in
January of each year.

         The tax  consequences to foreign  persons  entitled to claim the benefits of an
applicable  tax  treaty  may  be  different  from  those   described   herein.   Foreign
shareholders  are urged to consult their own tax advisors or the U.S.  Internal  Revenue
Service with respect to the  particular  tax  consequences  to them of an  investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment  will be made  without  sales charge at the net asset  value  per  share in  effect  at the close of  business  on the payable date of the dividend or  distribution.  To elect this  option,  the  shareholder must  notify the  Transfer  Agent in writing  and must have an  existing  account in the
fund  selected  for  reinvestment.   Otherwise  the  shareholder  first  must  obtain  a
prospectus  for that  fund and an  application  from the  Distributor  to  establish  an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer  Cash  Reserves)  may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The  Fund's  shares  are sold  through  dealers,  brokers  and  other financial  institutions that have a sales agreement with  OppenheimerFunds  Distributor,
Inc.,  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's   Distributor.   The
Distributor   also   distributes   shares  of  the  other   Oppenheimer   funds  and  is
sub-distributor for funds managed by a subsidiary of the Manager.

The  Transfer  Agent.  OppenheimerFunds  Services,  the  Fund's  Transfer  Agent,  is  a
division of the  Manager.  It is  responsible  for  maintaining  the Fund's  shareholder
registry  and   shareholder   accounting   records,   and  for  paying   dividends   and
distributions   to   shareholders.   It   also   handles   shareholder   servicing   and
administrative  functions.  It serves as the  Transfer  Agent for an annual per  account fee.  It also acts as  shareholder  servicing  agent for the  other  Oppenheimer  funds.
Shareholders  should direct  inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  JP  Morgan  Chase  Bank is the  custodian  of the  Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio securities  and  handling the delivery of such  securities  to and from the Fund.  It is the  practice of the Fund to deal with the  custodian  in a manner  uninfluenced  by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The
Fund's cash  balances  with the  custodian  in excess of $100,000  are not  protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors of the Fund.  They audit the Fund's  financial  statements  and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Global Fund:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Global Fund, including the statement of investments, as of
 September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Global Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 October 21, 2002

STATEMENT OF INVESTMENTS  September 30, 2002

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Common Stocks--97.0%
---------------------------------------------------------
 Consumer Discretionary--19.3%
---------------------------------------------------------
 Auto Components--0.5%
 Valeo SA                   1,037,356   $   29,762,106
---------------------------------------------------------
 Automobiles--2.8%
 Porsche AG,
 Preferred                    298,820      121,082,760
---------------------------------------------------------
 Volkswagen AG              1,546,385       55,813,235
                                        -----------------
                                           176,895,995

---------------------------------------------------------
 Hotels, Restaurants & Leisure--1.3%
 International Game
 Technology(1)                636,800       44,028,352
---------------------------------------------------------
 Six Continents plc         4,451,998       41,517,188
                                        -----------------
                                            85,545,540

---------------------------------------------------------
 Household Durables--3.5%
 Koninklijke (Royal) Philips
 Electronics NV             1,317,200       19,136,295
---------------------------------------------------------
 Nintendo Co. Ltd.            614,687       71,597,352
---------------------------------------------------------
 Sharp Corp.                6,916,000       66,410,416
---------------------------------------------------------
 Sony Corp.                 1,199,000       50,327,665
---------------------------------------------------------
 Thomson
 Multimedia SA(1)           1,190,071       18,747,786
                                        -----------------
                                           226,219,514

---------------------------------------------------------
 Media--8.3%
 Grupo Televisa SA,
 Sponsored GDR(1)           1,687,590       43,016,669
---------------------------------------------------------
 JC Decaux SA(1)            2,030,482       22,916,804
---------------------------------------------------------
 Pearson plc                6,487,290       51,978,744
---------------------------------------------------------
 Reed Elsevier plc         17,430,233      149,799,939
---------------------------------------------------------
 Singapore Press
 Holdings Ltd.              7,282,785       77,855,688
---------------------------------------------------------
 Sirius Satellite
 Radio, Inc.(1)             3,502,500        3,502,500
---------------------------------------------------------
 Television
 Broadcasts Ltd.           19,376,486       59,623,014
---------------------------------------------------------
 Wolters Kluwer NV          3,565,375       64,482,980
---------------------------------------------------------
 XM Satellite Radio
 Holdings, Inc.(1,2)        4,606,300       17,964,570
---------------------------------------------------------
 Zee Telefilms Ltd.(1)                      36,316,627
                                        -----------------
                                           527,457,535

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Specialty Retail--2.9%
 Best Buy Co., Inc.(1)        922,627   $   20,583,809
---------------------------------------------------------
 Circuit City Stores, Inc./
 Circuit City Group         4,646,115       70,388,642
---------------------------------------------------------
 Gap, Inc. (The)            2,813,100       30,522,135
---------------------------------------------------------
 New Dixons
 Group plc                 12,716,824       34,497,374
---------------------------------------------------------
 RadioShack Corp.           1,319,000       26,459,140
                                        -----------------
                                           182,451,100

---------------------------------------------------------
 Consumer Staples--12.5%
---------------------------------------------------------
 Beverages--2.8%
 Companhia de Bebidas
 das Americas, ADR          2,294,900       24,601,328
---------------------------------------------------------
 Diageo plc                 5,921,430       73,472,003
---------------------------------------------------------
 Fomento Economico
 Mexicano SA
 de CV, UBD                11,742,100       39,716,180
---------------------------------------------------------
 Grupo Modelo SA
 de CV, Series C           15,788,200       39,511,014
                                        -----------------
                                           177,300,525

---------------------------------------------------------
 Food & Drug Retailing--1.0%
 Boots Co. plc              4,141,868       34,423,856
---------------------------------------------------------
 Delhaize Group               845,500       13,720,678
---------------------------------------------------------
 Seven-Eleven Japan
 Co. Ltd.                     492,000       16,650,567
                                        -----------------
                                            64,795,101

---------------------------------------------------------
 Food Products--1.8%
 Cadbury
 Schweppes plc             13,676,101       91,404,906
---------------------------------------------------------
 Koninklijke
 Numico NV                  2,277,700       24,266,329
                                        -----------------
                                           115,671,235

---------------------------------------------------------
 Household Products--5.2%
 Hindustan
 Lever Ltd.                17,684,700       63,149,192
---------------------------------------------------------
 Reckitt
 Benckiser plc             14,177,123      267,539,328
                                        -----------------
                                           330,688,520

                          12 | OPPENHEIMER GLOBAL FUND

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Personal Products--1.7%
 Shiseido Co. Ltd.          2,966,000   $   35,400,017
---------------------------------------------------------
 Wella AG, Preference,
 Non-Vtg.                   1,649,156       73,180,753
                                        -----------------
                                           108,580,770

---------------------------------------------------------
 Energy--5.1%
---------------------------------------------------------
 Oil & Gas--5.1%
 BP plc, ADR                1,972,456       78,700,995
---------------------------------------------------------
 ChevronTexaco
 Corp.                        957,517       66,308,052
---------------------------------------------------------
 Encana Corp.               1,450,656       43,898,303
---------------------------------------------------------
 Husky Energy, Inc.         6,675,565       70,282,395
---------------------------------------------------------
 Royal Dutch Petroleum
 Co., NY Shares             1,600,223       64,280,958
                                        -----------------
                                           323,470,703

---------------------------------------------------------
 Financials--13.5%
---------------------------------------------------------
 Banks--7.3%
 Australia & New
 Zealand Banking
 Group Ltd.                13,407,829      128,594,623
---------------------------------------------------------
 Bank One Corp.             3,846,303      143,851,732
---------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR              6,931,250       41,518,187
---------------------------------------------------------
 Royal Bank of Scotland
 Group plc (The)            3,748,762       70,743,639
---------------------------------------------------------
 Wachovia Corp.             2,449,738       80,081,935
                                        -----------------
                                           464,790,116

---------------------------------------------------------
 Diversified Financials--3.6%
 American
 Express Co.                2,179,900       67,969,282
---------------------------------------------------------
 Citigroup, Inc.              832,633       24,687,568
---------------------------------------------------------
 Credit Saison
 Co. Ltd.                   2,696,000       59,239,362
---------------------------------------------------------
 Fannie Mae                   975,340       58,071,744
---------------------------------------------------------
 MBNA Corp.                   836,700       15,378,546
                                        -----------------
                                           225,346,502

---------------------------------------------------------
 Insurance--2.6%
---------------------------------------------------------
 ACE Ltd.                   2,016,571       59,710,667
---------------------------------------------------------
 Berkshire Hathaway,
 Inc., Cl. B(1)                29,620       73,013,300
---------------------------------------------------------
 Manulife
 Financial Corp.            1,529,239       32,277,722
                                        -----------------
                                           165,001,689

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Health Care--18.0%
---------------------------------------------------------
 Biotechnology--4.2%
 Affymetrix, Inc.(1)        1,042,600   $   21,686,080
---------------------------------------------------------
 Amgen, Inc.(1)             2,224,000       92,740,800
---------------------------------------------------------
 Gilead
 Sciences, Inc.(1)          2,494,400       83,637,232
---------------------------------------------------------
 Human Genome
 Sciences, Inc.(1)          1,750,300       21,108,618
---------------------------------------------------------
 IDEC Pharmaceuticals
 Corp.(1)                     200,700        8,333,064
---------------------------------------------------------
 Oxford
 GlycoSciences plc(1)       1,734,735        3,737,421
---------------------------------------------------------
 Protein Design
 Labs, Inc.(1)                209,000        1,734,700
---------------------------------------------------------
 Qiagen NV(1)                 801,478        3,699,110
---------------------------------------------------------
 Wyeth                        837,569       26,634,694
                                        -----------------
                                           263,311,719

---------------------------------------------------------
 Health Care Equipment & Supplies--1.7%
 Amersham plc               2,254,400       18,949,465
---------------------------------------------------------
 Applera Corp./
 Applied Biosystems
 Group                      2,031,800       37,181,940
---------------------------------------------------------
 Essilor
 International SA             724,200       29,373,430
---------------------------------------------------------
 Smith &
 Nephew plc                 3,278,650       19,799,060
---------------------------------------------------------
 Swiss
 Medical SA(1,2,3)            960,000        3,583,104
                                        -----------------
                                           108,886,999

---------------------------------------------------------
 Health Care Providers & Services--2.9%
 Fresenius AG,
 Preference(2)              1,732,127       39,081,789
---------------------------------------------------------
 Laboratory Corp.
 of America
 Holdings(1)                1,020,200       34,462,356
---------------------------------------------------------
 Oxford Health
 Plans, Inc.(1)               721,400       28,091,316
---------------------------------------------------------
 Quest
 Diagnostics, Inc.(1)       1,118,700       68,833,611
---------------------------------------------------------
 Quintiles
 Transnational Corp.       11,381,207       13,135,279
                                        -----------------
                                           183,604,351

                          13 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Pharmaceuticals--9.2%
 AstraZeneca plc              895,841   $   27,161,656
---------------------------------------------------------
 Eisai Co. Ltd.             1,790,000       41,316,741
---------------------------------------------------------
 Johnson & Johnson          1,436,955       77,710,526
---------------------------------------------------------
 Novartis AG                1,998,495       79,020,047
---------------------------------------------------------
 Pfizer, Inc.               2,136,590       62,003,842
---------------------------------------------------------
 Sanofi-Synthelabo
 SA                         4,612,307      260,053,469
---------------------------------------------------------
 Takeda Chemical
 Industries Ltd.              991,000       39,968,868
                                        -----------------
                                           587,235,149

---------------------------------------------------------
 Industrials--6.2%
---------------------------------------------------------
 Aerospace & Defense--3.7%
 Bombardier,
 Inc., Cl. B                6,423,500       17,656,323
---------------------------------------------------------
 Empresa Brasileira
 de Aeronautica
 SA (Embraer), ADR          3,814,300       50,730,190
---------------------------------------------------------
 Lockheed
 Martin Corp.                 642,900       41,576,343
---------------------------------------------------------
 Raytheon Co.               4,232,400      124,009,320
                                        -----------------
                                           233,972,176

---------------------------------------------------------
 Commercial Services & Supplies--2.5%
 Amadeus Global Travel
 Distribution SA            3,436,822       14,401,632
---------------------------------------------------------
 Rentokil Initial plc      21,077,713       69,028,236
---------------------------------------------------------
 Societe BIC SA             2,399,253       79,434,588
                                        -----------------
                                           162,864,456

---------------------------------------------------------
 Information Technology--15.1%
---------------------------------------------------------
 Communications Equipment--3.4%
 JDS Uniphase Corp.(1)     14,035,100       27,340,375
---------------------------------------------------------
 QUALCOMM, Inc.(1)          4,998,200      138,050,284
---------------------------------------------------------
 Scientific-
 Atlanta, Inc.              3,879,000       48,526,290
                                        -----------------
                                           213,916,949

---------------------------------------------------------
 Computers & Peripherals--0.6%
 International Business
 Machines Corp.               270,781       15,810,902
---------------------------------------------------------
 Toshiba Corp.(1)           6,844,500       20,914,687
                                        -----------------
                                            36,725,589

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Electronic Equipment & Instruments--1.0%
---------------------------------------------------------
 Keyence Corp.                121,400   $   20,382,914
---------------------------------------------------------
 Kudelski SA(1)               374,527        5,122,671
---------------------------------------------------------
 Kyocera Corp.                484,800       32,455,397
---------------------------------------------------------
 Tandberg ASA(1)              884,100        8,649,168
                                        -----------------
                                            66,610,150

---------------------------------------------------------
 IT Consulting & Services--0.6%
 Infosys
 Technologies Ltd.            516,572       36,328,847
---------------------------------------------------------
 Semiconductor Equipment & Products--1.5%
 Applied
 Materials, Inc.(1)           919,500       10,620,225
---------------------------------------------------------
 Broadcom
 Corp., Cl. A(1)            1,872,300       19,996,164
---------------------------------------------------------
 National
 Semiconductor
 Corp.(1)                   4,430,100       52,895,394
---------------------------------------------------------
 Novellus
 Systems, Inc.(1)             460,900        9,591,329
                                        -----------------
                                            93,103,112

---------------------------------------------------------
 Software--8.0%
 Cadence Design
 Systems, Inc.(1,2)        18,175,538      184,845,222
---------------------------------------------------------
 Electronic
 Arts, Inc.(1)              2,454,541      161,901,524
---------------------------------------------------------
 Sybase, Inc.(1)            4,697,255       54,582,103
---------------------------------------------------------
 Symantec Corp.(1)            952,900       32,046,027
---------------------------------------------------------
 Synopsys, Inc.(1)          1,573,213       60,018,076
---------------------------------------------------------
 Trend Micro, Inc.(1)         640,000       16,822,737
                                        -----------------
                                           510,215,689

---------------------------------------------------------
 Materials--2.0%
---------------------------------------------------------
 Chemicals--1.1%
 International Flavors
 & Fragrances, Inc.         2,127,025       67,745,746
---------------------------------------------------------
 Construction Materials--0.9%
 Hanson plc                12,251,226       60,881,440
---------------------------------------------------------
 Telecommunication Services--4.3%
---------------------------------------------------------
 Diversified Telecommunication Services--1.1%
 BT Group plc              16,032,920       41,475,994
---------------------------------------------------------
 Tele Norte Leste
 Participacoes SA
 (Telemar),
 Preference             5,521,720,560       30,047,775
                                        -----------------
                                            71,523,769

                          14 | OPPENHEIMER GLOBAL FUND

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Wireless Telecommunication Services--3.2%
 AT&T Corp.                 2,418,200   $   29,042,582
---------------------------------------------------------
 KDDI Corp.                    33,526      104,648,267
---------------------------------------------------------
 SK Telecom
 Co. Ltd.                     180,150       34,775,443
---------------------------------------------------------
 SK Telecom
 Co. Ltd., ADR              1,497,000       31,781,310
                                        -----------------
                                           200,247,602

---------------------------------------------------------
 Utilities--1.0%
---------------------------------------------------------
 Gas Utilities--0.7%
 Hong Kong &
 China Gas Co. Ltd.        32,776,700       43,914,626
---------------------------------------------------------
 Multi-Utilities--0.3%
 Suez SA                    1,407,270       22,141,614
                                        -----------------
 Total Common Stocks
 (Cost $7,130,804,637)                   6,167,206,934

                            Principal
                               Amount
---------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--0.0%

 Telewest Communications plc,
 11% Sr. Disc. Debs., 10/1/07(4)
 (Cost $7,759,709)       $  9,620,000       1,683,500

                            Principal     Market Value
                               Amount       See Note 1
---------------------------------------------------------
 Short-Term Notes--0.7%

 Wyeth:
 2%, 10/9/02             $ 30,000,000   $   29,987,467
 2%, 10/11/02              15,000,000       14,992,000
                                        -----------------
 Total Short-Term Notes
 (Cost $44,979,467)                         44,979,467

---------------------------------------------------------
 Joint Repurchase Agreements--2.5%

 Undivided interest of 17.22% in joint repurchase
 agreement with PaineWebber, Inc., 1.90%, dated
 9/30/02, to be repurchased at $154,977,179 on
 10/1/02, collateralized by Federal National
 Mortgage Assn., 7%, 5/1/32--7/1/32, with a
 value of $918,866,253 (Cost $154,969,000)
                          154,969,000      154,969,000
---------------------------------------------------------
 Total Investments, at Value
 (Cost $7,338,512,813)100.2%             6,368,838,901
---------------------------------------------------------
 Liabilities in
 Excess of Other Assets          (0.2)     (10,760,638)
                                -------------------------
 Net Assets                     100.0%  $6,358,078,263
                                =========================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended September 30,
2002. The aggregate fair value of securities of affiliated companies held by the
Fund as of September 30, 2002 amounts to $245,474,685. Transactions during the period in which the issuer was an affiliate are as follows:

                               Shares                                       Shares
                        September 30,         Gross          Gross   September 30,
Unrealized        Dividend        Realized
                                 2001     Additions     Reductions            2002
Depreciation          Income            Gain
------------------------------------------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Cadence Design
Systems, Inc.              16,869,040     1,306,498             --      18,175,538
$170,013,833      $       --    $         --
Fresenius AG, Preference    1,590,864       141,263             --       1,732,127
130,873,236       1,446,327              --
Porsche AG, Preferred *       603,913         1,060        306,153
298,820                --       1,251,706     112,063,949
Swiss Medical SA              480,000       480,000             --         960,000
26,806,896              --              --
XM Satellite Radio
Holdings, Inc.                     --     4,606,300             --       4,606,300
34,417,015              --              --

--------------------------

$2,698,033    $112,063,949

==========================

  *No longer an affiliate as of September 30, 2002.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to
Financial Statements.
4. Issuer is in default.

                          15 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
 Footnotes to Statement of Investments Continued

 Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 Geographic Diversification                      Market Value            Percent
--------------------------------------------------------------------------------
 United States                                  $2,598,651,738            40.8%
 Great Britain                                   1,136,794,744            17.9
 Japan                                             576,134,990             9.1
 France                                            462,429,797             7.3
 Germany                                           289,158,537             4.5
 India                                             177,312,853             2.8
 The Netherlands                                   175,865,672             2.8
 Canada                                            164,114,743             2.6
 Australia                                         128,594,623             2.0
 Mexico                                            122,243,863             1.9
 Brazil                                            105,379,293             1.7
 Hong Kong                                         103,537,640             1.6
 Switzerland                                        84,142,718             1.3
 Singapore                                          77,855,688             1.2
 Korea, Republic of South                           66,556,753             1.0
 Bermuda                                            59,710,667             0.9
 Spain                                              14,401,632             0.2
 Belgium                                            13,720,678             0.2
 Norway                                              8,649,168             0.1
 Argentina                                           3,583,104             0.1
--------------------------------------------------------------------------------
 Total                                          $6,368,838,901           100.0%
================================================================================

See accompanying Notes to Financial Statements.

                          16 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2002

--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $6,730,927,149)                 $6,123,364,216
                                                              --------------
 Affiliated companies (cost $607,585,664)                        245,474,685
--------------------------------------------------------------------------------
                                                               6,368,838,901
--------------------------------------------------------------------------------
 Cash                                                              2,728,464
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                 5,085
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                           13,397,466
 Shares of beneficial interest sold                               11,402,798
 Other                                                                42,827
                                                              --------------
 Total assets                                                  6,396,415,541

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                           15,984,253
 Investments purchased                                            13,561,676
 Distribution and service plan fees                                4,083,251
 Transfer and shareholder servicing agent fees                     2,189,703
 Trustees' compensation                                            1,294,905
 Shareholder reports                                               1,018,982
 Other                                                               204,508
                                                              --------------
 Total liabilities                                                38,337,278

--------------------------------------------------------------------------------
 Net Assets                                                   $6,358,078,263
                                                              ==============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                              $7,968,197,384
--------------------------------------------------------------------------------
 Accumulated net investment loss                                 (11,620,526)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                          (629,096,228)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies    (969,402,367)
                                                              --------------
 Net Assets                                                   $6,358,078,263
                                                              ==============

                          17 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

--------------------------------------------------------------------------------

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,559,329,873 and 129,334,715 shares of beneficial interest outstanding)
$35.25
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$37.40
--------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,119,359,528 and 33,615,609 shares of beneficial interest outstanding)
$33.30
--------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $463,949,147 and 13,716,512 shares of beneficial interest outstanding)
$33.82
--------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,077,089 and 1,454,095 shares of beneficial interest outstanding)
$35.13
--------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $164,362,626 and 4,645,293 shares of beneficial interest outstanding)
$35.38

 See accompanying Notes to Financial Statements.

                          18 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002

--------------------------------------------------------------------------------

 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $8,311,285)              $
99,554,781
 Affiliated companies (net of foreign withholding taxes of $394,312)
2,698,033
-------------------------------------------------------------------------------------------------------

 Interest
7,529,115

----------------
 Total investment income
109,781,929

-------------------------------------------------------------------------------------------------------
 Expenses

 Management fees
51,944,297
-------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
13,002,543
 Class B
14,571,656
 Class C
5,210,426
 Class
N
168,064
-------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
14,272,688
 Class B
3,823,862
 Class C
1,315,375
 Class
N
70,648
 Class
Y
780,728
-------------------------------------------------------------------------------------------------------
 Shareholder reports
2,893,252
-------------------------------------------------------------------------------------------------------
 Custodian fees and expenses
2,026,608
-------------------------------------------------------------------------------------------------------
 Trustees'
compensation                                                                     468,229
-------------------------------------------------------------------------------------------------------

Other
332,780

-----------------
 Total expenses
110,881,156
 Less reduction to custodian
expenses                                                        (5,327)
 Less voluntary waiver of transfer and shareholder servicing agent fees -- Class
Y         (186,910)

-----------------
 Net expenses
110,688,919

-------------------------------------------------------------------------------------------------------
 Net Investment
Loss                                                                       (906,990)

-------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies
(503,624,792)
   Affiliated companies
112,063,949
 Foreign currency transactions
(56,564,209)

-----------------
 Net realized loss
(448,125,052)

-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments
(686,856,684)
 Translation of assets and liabilities denominated in foreign currencies
183,072,319

-----------------
 Net change
(503,784,365)
 Net realized and unrealized loss
(951,909,417)

-------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations
$(952,816,407)

=================

 See accompanying Notes to Financial Statements.

                          19 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September 30,
2002                   2001
---------------------------------------------------------------------------------------------------
 Operations

 Net investment income (loss)                             $     (906,990)       $
18,161,660
---------------------------------------------------------------------------------------------------
 Net realized loss                                          (448,125,052)
(185,613,512)
---------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                      (503,784,365)
(2,368,896,124)

-----------------------------------------
 Net decrease in net assets resulting from operations       (952,816,407)
(2,536,347,976)

---------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Distributions from net realized  gain:
 Class A                                                              --
(1,122,608,597)
 Class B                                                              --
(355,876,868)
 Class C                                                              --
(78,333,327)
 Class N
--                     --
 Class Y                                                              --
(36,265,589)

---------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                     357,374,689
1,564,648,425
 Class B                                                    (106,729,380)
330,994,853
 Class C                                                     126,876,337
238,103,480
 Class N                                                      56,432,365
6,787,490
 Class Y                                                      24,729,253
58,677,193

---------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                             (494,133,143)
(1,930,220,916)
---------------------------------------------------------------------------------------------------
 Beginning of period                                       6,852,211,406
8,782,432,322

-----------------------------------------
 End of period [including accumulated net investment
 losses of $11,620,526 and $12,135,474, respectively]     $6,358,078,263
$6,852,211,406

=========================================

 See accompanying Notes to Financial Statements.

                          20 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS

 Class A   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 40.04           $ 67.48         $
49.50          $ 38.34          $ 49.32
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .20
..26              .17             1.08
 Net realized and unrealized gain (loss)         (4.86)           (15.68)
22.20            14.37            (5.49)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.79)           (15.48)
22.46            14.54            (4.41)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.32)            (.39)            (.83)
 Dividends in excess of net investment income       --                --
(.04)              --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.48)           (3.38)           (6.57)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $ 35.25            $40.04
$67.48           $49.50           $38.34

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (11.96)%          (27.10)%
47.13%           40.05%           (9.85)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $4,559,330        $4,876,120
$6,225,967       $3,780,168       $2,904,763
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $5,552,582        $5,851,970
$5,555,437       $3,475,038       $3,381,204
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            0.18%             0.42%
0.41%            0.37%            0.96%
 Expenses                                         1.23%             1.12%
1.08%            1.16%            1.14%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          21 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.11           $ 65.26         $
48.05          $ 37.32          $ 48.19
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.32)             (.06)
(.19)            (.16)             .69
 Net realized and unrealized gain (loss)         (4.49)           (15.13)
21.52            13.99            (5.31)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.81)           (15.19)
21.33            13.83            (4.62)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
--             (.11)            (.51)
 Dividends in excess of net investment income       --                --
--               --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                      --            (11.96)
(4.12)           (3.10)           (6.25)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.30            $38.11
$65.26           $48.05           $37.32

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (12.62)%          (27.68)%
46.01%           38.99%          (10.56)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,119,360        $1,386,315
$1,948,901       $1,250,245         $897,473
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,456,440        $1,731,624
$1,779,871       $1,121,639         $965,647
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                    (0.60)%           (0.35)%
(0.38)%          (0.40)%           0.20%
 Expenses                                         2.00%             1.89%
1.85%            1.94%            1.91%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          22 | OPPENHEIMER GLOBAL FUND

 Class C   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.71           $ 66.09         $
48.63          $ 37.79          $ 48.77
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.12)              .07
..06             (.08)             .75
 Net realized and unrealized gain (loss)         (4.77)           (15.49)
21.54            14.07            (5.42)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.89)           (15.42)
21.60            13.99            (4.67)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.02)            (.16)            (.57)
 Dividends in excess of net investment income       --                --
--(1)            --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.14)           (3.15)           (6.31)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.82            $38.71
$66.09           $48.63           $37.79

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.63)%          (27.67)%
46.01%           38.97%          (10.53)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $463,949          $418,525
$404,312         $152,620          $90,707
------------------------------------------------------------------------------------------------------------------------------------

 Average net assets (in thousands)            $521,168          $448,751
$287,843         $125,334          $79,398
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                    (0.56)%           (0.33)%
(0.29)%          (0.38)%           0.23%
 Expenses                                         1.99%             1.89%
1.85%            1.94%            1.91%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          23 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class N   Year Ended September 30,               2002              2001(1)
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $39.98            $50.13
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .01
 Net realized and unrealized loss                (4.92)           (10.16)
                                                --------------------------------
 Total from investment operations                (4.85)           (10.15)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
 Dividends in excess of net investment income       --                --
 Distributions from net realized gain               --                --
                                                --------------------------------
 Total dividends and/or distributions to shareholders
--------------------------------------------------------------------------------
 Net asset value, end of period                 $35.13            $39.98
                                                ================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.13)%          (20.25)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $51,077            $5,971
--------------------------------------------------------------------------------
 Average net assets (in thousands)             $33,737            $1,717
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            0.14%             0.13%
 Expenses                                         1.45%             1.41%
--------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%

1. For the period from March 1, 2001 (inception of offering) to September
30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          24 | OPPENHEIMER GLOBAL FUND

 Class Y   Year Ended September 30,                        2002
2001               2000              1999(1)
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 40.11            $
67.53            $ 49.54           $ 42.38
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .12
..22                .64               .63
 Net realized and unrealized gain (loss)                  (4.85)
(15.68)             22.03             10.00

----------------------------------------------------------------------------
 Total from investment operations                         (4.73)
(15.46)             22.67             10.63
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --
--               (.50)             (.48)
 Dividends in excess of net investment income                --
--               (.06)               --
 Distributions from net realized gain                        --
(11.96)             (4.12)            (2.99)

----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                               --
(11.96)             (4.68)            (3.47)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 35.38
$40.11             $67.53            $49.54

============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                     (11.79)%
(27.04)%            47.63%            27.11%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $164,363
$165,281           $203,252           $36,593
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $191,788
$194,016           $136,515           $16,838
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     0.37%
0.54%              0.90%             1.07%
 Expenses                                                  1.15%
1.06%              0.82%             0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees            1.05%
1.00%              0.82%             0.78%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     27%
36%                62%               68%

1. For the period from November 17, 1998 (inception of offering) to September
30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          25 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2002, securities with an aggregate market value of $1,683,500, representing 0.03% of the Fund's net assets, were in default.

                           26 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
 Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              -----------------------
                              2004       $    353,985
                              2010        156,747,145
                                         ------------
                              Total      $157,101,130(1)
                                         ============
 1. Includes $353,985 from capital loss carryforward acquired in the June 19,
 1997 merger with Oppenheimer Global Emerging Growth Fund which is no longer subject to limitation under IRS sections 382 or 384.

 As of September 30, 2002, the Fund had approximately $466,896,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $1,129,000 of post-October foreign currency losses which were deferred.

                          27 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 September 30, 2002, the Fund's projected benefit obligations were increased by
 $179,896 and payments of $19,493 were made to retired trustees, resulting in an accumulated liability of $1,227,651 as of September 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $6,362,473, a decrease in overdistributed net investment income of $1,421,938, and a decrease in accumulated net realized loss on investments of $4,940,535. Net assets of the Fund were unaffected by the reclassifications.

                          28 | OPPENHEIMER GLOBAL FUND

 The tax character of distributions paid during the years ended September 30,
 2002 and September 30, 2001 was as follows:
                                           Year Ended               Year Ended
                                   September 30, 2002       September 30, 2001
                                   -------------------------------------------
                 Distributions paid from:
                 Ordinary income                 $ --           $  255,296,596
                 Long-term capital gain            --            1,337,787,785
                 Return of capital                 --                       --
                                                 ------------------------------
                 Total                           $ --           $1,593,084,381
                                                 ==============================

 As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:
                 Accumulated net investment loss   $   (11,620,526)
                 Accumulated net realized loss        (629,096,228)
                 Net unrealized depreciation          (969,402,367)
                                                   ---------------
                 Total                             $(1,610,119,121)
                                                   ===============

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                          29 | OPPENHEIMER GLOBAL FUND

NOTES TO financial statements  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Year Ended September 30, 2002    Year Ended September 30,
2001(1)
                                Shares             Amount           Shares
Amount
---------------------------------------------------------------------------------------------
 Class A

 Sold                       35,174,289    $ 1,541,931,335       47,128,811    $
2,381,817,622
 Dividends and/or
 distributions reinvested           --                 --       20,052,922
1,048,767,808
 Redeemed                  (27,633,673)    (1,184,556,646)     (37,646,130)
(1,865,937,005)

-------------------------------------------------------------------
 Net increase                7,540,616    $   357,374,689       29,535,603    $
1,564,648,425

===================================================================

---------------------------------------------------------------------------------------------
 Class B
  Sold                       7,994,046    $   333,395,941       10,085,318    $
490,716,770
 Dividends and/or
 distributions reinvested           --                 --        6,522,425
326,903,986
 Redeemed                  (10,753,879)      (440,125,321)     (10,096,988)
(486,625,903)

-------------------------------------------------------------------
 Net increase (decrease)    (2,759,833)   $  (106,729,380)       6,510,755    $
330,994,853

===================================================================

---------------------------------------------------------------------------------------------
 Class C
 Sold                        5,659,350    $   239,411,312        7,495,513    $
368,696,789
 Dividends and/or
 distributions reinvested           --                 --        1,334,263
67,921,429
 Redeemed                   (2,755,399)      (112,534,975)      (4,134,940)
(198,514,738)

-------------------------------------------------------------------
 Net increase                2,903,951    $   126,876,337        4,694,836    $
238,103,480

===================================================================

---------------------------------------------------------------------------------------------
 Class N
 Sold                        1,554,356    $    66,740,283          154,405    $
6,997,793
 Dividends and/or
 distributions reinvested           --                 --
--                 --
 Redeemed                     (249,598)       (10,307,918)          (5,068)
(210,303)

-------------------------------------------------------------------
 Net increase                1,304,758    $    56,432,365          149,337    $
6,787,490

===================================================================

---------------------------------------------------------------------------------------------
 Class Y
 Sold                        2,457,976    $   109,088,807        2,548,784    $
128,496,279
 Dividends and/or
 distributions reinvested           --                 --          692,969
36,263,077
 Redeemed                   (1,933,304)       (84,359,554)      (2,130,929)
(106,082,163)

-------------------------------------------------------------------
 Net increase                  524,672    $    24,729,253        1,110,824    $
58,677,193

===================================================================

 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to September 30,
 2001, for Class N shares.

                          30 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2002, were
 $2,684,032,117 and $1,979,901,658, respectively.

 As of September 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,351,975,171 was composed of:
            Gross unrealized appreciation      $   676,307,815
            Gross unrealized depreciation       (1,659,444,085)
                                               ---------------
            Net unrealized depreciation        $  (983,136,270)
                                               ===============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63%
 of the next $4 billion and 0.61% of average annual net asset in excess of $10 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                          31 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate        Class A     Concessions     Concessions
Concessions     Concessions
                     Front-End      Front-End      on Class A      on Class B      on
Class C      on Class N
                 Sales Charges  Sales Charges          Shares          Shares
Shares          Shares
                    on Class A    Retained by     Advanced by     Advanced by
Advanced by     Advanced by
 Year Ended             Shares    Distributor   Distributor(1)  Distributor(1)
Distributor(1)  Distributor(1)
---------------------------------------------------------------------------------------------------------------

 September 30, 2002 $7,810,251     $1,949,291      $1,391,769      $10,805,138
$2,115,956        $540,167

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                       Class A        Class B          Class C         Class N
                    Contingent     Contingent       Contingent      Contingent
                      Deferred       Deferred         Deferred        Deferred
                 Sales Charges  Sales Charges    Sales Charges   Sales Charges
                   Retained by    Retained by      Retained by     Retained by
 Year Ended        Distributor    Distributor      Distributor     Distributor
--------------------------------------------------------------------------------
 September 30, 2002   $106,424     $2,976,794         $136,833         $66,005

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended September 30, 2002, payments under the Class A Plan totaled $13,002,543, all of which were paid by the
Distributor to recipients, and included $628,648 paid to an affiliate of the
Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended September 30, 2002, were as follows:

Distributor's
                                                           Distributor's
Aggregate
                                                               Aggregate
Unreimbursed
                                                            Unreimbursed         Expenses
as %
                Total Payments     Amount Retained              Expenses         of Net
Assets
                    Under Plan      by Distributor            Under Plan              of
Class
----------------------------------------------------------------------------------------------

 Class B Plan      $14,571,656         $11,670,626           $25,717,275
2.30%
 Class C Plan        5,210,426           1,925,951             7,740,824
1.67
 Class N Plan          168,064             165,199               838,825
1.64

                          32 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities as a receivable or payable and in the Statement of
Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2002, the Fund had outstanding foreign currency contracts as follows:

                                         Contract
                           Expiration      Amount      Valuation as of        Unrealized
 Contract Description            Date      (000s)   September 30, 2002      Appreciation
----------------------------------------------------------------------------------------

 Contracts to Purchase
 Norwegian Krone (NOK)        10/1/02       3,609NOK          $487,002            $5,085

--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of September 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2002 was $3,583,104, which represents 0.06% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                            Acquisition
Valuation as of        Unrealized
 Security                                         Dates             Cost      September
30, 2002      Depreciation
------------------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Swiss Medical SA                        5/16/94-7/10/02     $30,390,000
$3,583,104       $26,806,896

                                       33 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------

 7. Bank Borrowings

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.

    The Fund had no borrowings outstanding during the year ended or at September
 30, 2002.

                                          A-1
                                       Appendix A

----------------------------------------------------------------------------------------
                                              Industry Classifications
----------------------------------------------------------------------------------------

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                          B-13
                                       Appendix B
             OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent  deferred sales charge that may apply
to Class A, Class B or Class C shares may be waived.2  That    is    because    of   the
economies of sales efforts realized by  OppenheimerFunds  Distributor,  Inc.,  (referred
to  in  this  document  as  the  "Distributor"),   or  by  dealers  or  other  financial
institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds.  For example,  waivers  relating to Retirement Plans do not apply to  Oppenheimer  municipal  funds,  because  shares of those  funds are not available  for purchase by or on behalf of  retirement  plans.  Other waivers apply only to shareholders of certain funds.

For the  purposes  of some of the  waivers  described  below and in the  Prospectus  and
Statement of  Additional  Information  of the  applicable  Oppenheimer  funds,  the term
"Retirement Plan" refers to the following types of plans:
              1)  plans  qualified  under  Sections  401(a) or  401(k)  of the  Internal
                  Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual  Retirement Accounts ("IRAs"),  including traditional IRAs,
                  Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The   interpretation   of  these  provisions  as  to  the  applicability  of  a  special arrangement  or  waiver  in  a  particular  case  is  in  the  sole  discretion  of  the
Distributor  or the  transfer  agent  (referred  to in this  document  as the  "Transfer
Agent") of the particular  Oppenheimer fund. These waivers and special  arrangements may be amended or  terminated  at any time by a particular  fund,  the  Distributor,  and/or
OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers  that  apply  at  the  time  shares  are  redeemed  must  be  requested  by  the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------

Purchases of Class A Shares of  Oppenheimer  Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A  Contingent  Deferred  Sales  Charge  (unless a waiver applies).

         There is no initial  sales  charge on purchases of Class A shares of any of the
Oppenheimer  funds in the cases listed below.  However,  these  purchases may be subject to the Class A  contingent  deferred  sales  charge  if  redeemed  within 18 months  (24 months in the case of  Oppenheimer  Rochester  National  Municipals  and Rochester  Fund
Municipals)  of the beginning of the calendar month of their  purchase,  as described in the  Prospectus  (unless a waiver  described  elsewhere in this Appendix  applies to the redemption).  Additionally,  on shares purchased under these waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the applicable concession  described  in the  Prospectus  under  "Class  A  Contingent  Deferred  Sales
Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases  of  Class A shares  by a  Retirement  Plan  that  was  permitted  to purchase  such  shares at net  asset  value but  subject  to a  contingent deferred  sales charge prior to March 1, 2001.  That included plans (other than IRA or 403(b)(7)  Custodial  Plans) that:  1) bought  shares  costing
              $500,000  or more,  2) had at the time of  purchase  100 or more  eligible employees  or total plan assets of $500,000 or more,  or 3)  certified  to the  Distributor  that  it  projects  to have  annual  plan  purchases  of
              $200,000 or more.
|_|      Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:
              1)  through a broker,  dealer, bank or registered  investment adviser that
                  has  made  special   arrangements   with  the  Distributor  for  those
                  purchases, or
              2)  by a direct  rollover of a  distribution  from a qualified  Retirement
                  Plan if the  administrator of that Plan has made special  arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement  Plans that have any of the following record-keeping arrangements:
              1)  The record  keeping is  performed  by Merrill  Lynch  Pierce  Fenner &
                  Smith,  Inc.  ("Merrill  Lynch")  on a daily  valuation  basis for the
                  Retirement   Plan.   On  the   date  the  plan   sponsor   signs   the
                  record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested  in (a) mutual  funds, other than those  advised  or  managed  by  Merrill  Lynch  Investment
                  Management,  L.P.  ("MLIM"),  that are made available  under a Service
                  Agreement  between  Merrill  Lynch  and the  mutual  fund's  principal underwriter  or  distributor,  and (b) funds  advised  or  managed  by
                  MLIM  (the  funds  described  in  (a)  and  (b)  are  referred  to  as
                  "Applicable Investments").
              2)  The record  keeping for the  Retirement  Plan is  performed on a daily valuation  basis by a record keeper whose  services are provided under a contract  or  arrangement  between the  Retirement  Plan and Merrill
                  Lynch.  On the date the plan sponsor signs the record keeping  service agreement  with Merrill  Lynch,  the Plan must have $3 million or more of its  assets  (excluding  assets  invested  in money  market  funds)
                  invested in Applicable Investments.
              3)  The record  keeping for a Retirement  Plan is handled  under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that  agreement,  the  Plan  has 500 or more  eligible  employees  (as determined by the Merrill Lynch plan conversion manager).

II.  Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares  purchased  by the  following  investors  are not  subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present  or former  officers,  directors,  trustees  and  employees  (and their
              "immediate  families") of the Fund,  the Manager and its  affiliates,  and retirement  plans  established  by them  for  their  employees.  The  term
              "immediate  family"  refers  to  one's  spouse,  children,  grandchildren, grandparents,  parents,  parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;  relatives  by virtue of a remarriage  (step-children, step-parents, etc.) are included.
|_|      Registered management  investment companies,  or separate accounts of insurance companies  having an  agreement  with the Manager or the  Distributor  for that purpose.
|_|      Dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees.
|_|      Employees  and  registered  representatives  (and their  spouses) of dealers or brokers  described above or financial  institutions that have entered into sales  arrangements with such dealers or brokers (and which are identified as such to the  Distributor) or with the  Distributor.  The purchaser must certify to the  Distributor  at the time of purchase  that the purchase is for the  purchaser's  own account  (or for the benefit of such  employee's spouse or minor children).
|_|      Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in particular  investment products made available to their  clients.  Those clients may be charged a  transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment  advisors and financial  planners who have entered into an agreement for  this  purpose  with  the  Distributor  and who  charge  an  advisory, consulting  or other fee for their  services  and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi  trusts" that buy shares for their own  accounts,  if the  purchases are made through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment  advisors or financial  planners  (that have entered into an agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also purchase  shares without sales charge but only if their  accounts  are  linked to a master  account  of their  investment advisor  or  financial  planner on the books and  records  of the  broker, agent or financial  intermediary  with which the Distributor has made such special  arrangements  . Each of these  investors  may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their  relatives  or any trust,  pension,  profit  sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which  Oppenheimer  Capital (or its  successor) is the  investment advisor (the Distributor must be advised of this  arrangement) and persons who are  directors  or  trustees  of the  company  or  trust  which is the beneficial owner of such accounts.
|_|      A unit  investment  trust that has entered into an  appropriate  agreement with the Distributor.
|_|      Dealers,  brokers,  banks, or registered  investment advisers that have entered into  an  agreement  with  the  Distributor  to  sell  shares  to  defined contribution  employee  retirement  plans for which the dealer,  broker or investment adviser provides administration services.
|_|      Retirement Plans and deferred  compensation plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
              401(a),  401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.
|_|      A TRAC-2000  401(k) plan  (sponsored  by the former  Quest for Value  Advisors)
              whose  Class B or Class C shares of a Former  Quest  for  Value  Fund were exchanged  for Class A shares of that Fund due to the  termination  of the
              Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified  Retirement  Plan that had agreed  with the former  Quest for Value
              Advisors to purchase  shares of any of the Former Quest for Value Funds at net  asset  value,  with  such  shares  to be held  through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares  issued or purchased  in the  following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares  purchased  by the  reinvestment  of  dividends  or other  distributions
              reinvested  from  the  Fund  or  other   Oppenheimer   funds  (other  than
              Oppenheimer   Cash   Reserves)  or  unit   investment   trusts  for  which
              reinvestment arrangements have been made with the Distributor.
|_|      Shares  purchased  through  a  broker-dealer  that has  entered  into a special agreement  with  the  Distributor  to  allow  the  broker's  customers  to purchase  and pay for shares of  Oppenheimer  funds using the  proceeds of shares  redeemed  in the prior 30 days from a mutual  fund  (other  than a fund  managed  by the  Manager  or any of its  subsidiaries)  on  which an initial sales charge or contingent  deferred  sales charge was paid.  This waiver  also  applies  to  shares  purchased  by  exchange  of  shares  of
              Oppenheimer  Money Market Fund,  Inc. that were  purchased and paid for in this  manner.  This waiver must be requested  when the  purchase  order is placed for shares of the Fund, and the  Distributor  may require  evidence of qualification for this waiver.
|_|      Shares  purchased  with  the  proceeds  of  maturing  principal  units  of  any
              Qualified Unit Investment Liquid Trust Series.
|_|      Shares  purchased by the  reinvestment of loan repayments by a participant in a
              Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A  contingent  deferred  sales  charge is also  waived  if shares  that  would otherwise  be subject to the  contingent  deferred  sales  charge  are  redeemed  in the following cases:
|_|      To make  Automatic  Withdrawal  Plan payments  that are limited  annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary   redemptions   of  shares  by  operation  of  law  or  involuntary
              redemptions of small accounts (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal  Revenue
                  Code) of the participant or beneficiary.  The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under  a  Qualified  Domestic  Relations  Order,  as  defined  in  the
                  Internal  Revenue  Code,  or,  in the  case of an IRA,  a  divorce  or separation  agreement  described  in  Section  71(b)  of the  Internal
                  Revenue Code.
              6)  To meet the minimum distribution  requirements of the Internal Revenue
                  Code.
              7)  To make  "substantially  equal  periodic  payments"  as  described  in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed  redemptions to purchase  shares of a mutual fund
                  (other  than a fund  managed  by the  Manager or a  subsidiary  of the
                  Manager)  if  the  plan  has  made  special   arrangements   with  the
                  Distributor.
              11) Plan  termination  or  "in-service  distributions,"  if the redemption proceeds  are rolled over  directly  to an  OppenheimerFunds-sponsored
                  IRA.
|_|      For  distributions  from 401(k)  plans  sponsored by  broker-dealers  that have entered  into a  special  agreement  with the  Distributor  allowing  this waiver.
|_|      For  distributions  from retirement plans that have $10 million or more in plan
              assets  and  that  have  entered  into  a  special   agreement   with  the
              Distributor.
|_|      For  distributions  from  retirement  plans which are part of a retirement plan product or platform  offered by certain banks,  broker-dealers,  financial advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied
to  shares   purchased  in  certain  types  of   transactions  or  redeemed  in  certain
circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent  deferred  sales  charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and
              Policies," in the applicable Prospectus.
|_|      Redemptions  from accounts other than  Retirement  Plans following the death or disability  of the last  surviving  shareholder.  The death or  disability must have occurred after the account was  established,  and for disability you must provide  evidence of a determination  of disability by the Social
              Security Administration.
|_|      The contingent  deferred  sales charges are generally not waived  following the death or  disability  of a grantor or  trustee  for a trust  account.  The contingent  deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or revocable  living trust for  which  the  trustee  is also  the  sole  beneficiary.  The  death  or disability must have occurred after the account was  established,  and for disability you must provide  evidence of a determination  of disability by the Social Security Administration.
|_|      Distributions  from accounts for which the  broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions  of Class B shares  held by  Retirement  Plans  whose  records  are maintained on a daily  valuation  basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions  of  Class C shares  of  Oppenheimer  U.S.  Government  Trust  from accounts of clients of  financial  institutions  that have  entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions  requested  in  writing  by a  Retirement  Plan  sponsor of Class C shares of an  Oppenheimer  fund in  amounts of  $500,000  or more and made more than 12 months after the Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8  from Retirement  Plans or other employee  benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal  Revenue
                  Code) of the participant or beneficiary.  The death or disability must
                  occur  after  the   participant's   account  was   established  in  an
                  Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make  distributions  required under a Qualified  Domestic Relations
                  Order or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution  requirements of the Internal Revenue
                  Code.
              7)  To make  "substantially  equal  periodic  payments"  as  described  in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed  redemptions to purchase  shares of a mutual fund
                  (other  than a fund  managed  by the  Manager or a  subsidiary  of the
                  Manager)  offered as an investment  option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions  made on account of a plan  termination or  "in-service"
                  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For  distributions  from a  participant's  account  under an Automatic
                  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the aggregate  value  of the  distributions  does  not  exceed  10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic  Withdrawal  Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the  redeemed  shares  does not  exceed  10% of the  account's  value, adjusted annually.
              14) For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special arrangement with the Distributor  allowing this waiver.
|_|      Redemptions  of Class B shares or Class C shares under an Automatic  Withdrawal
              Plan from an account other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does  not  exceed  10% of  the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered  management investment companies or separate accounts of  insurance  companies  having  an  agreement  with the  Manager  or the
              Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former  officers,  directors,  trustees or  employees
              (and their  "immediate  families" as defined above in Section I.A.) of the
              Fund, the Manager and its affiliates and retirement  plans  established by them for their employees.
IV.      Special  Sales Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer
         Funds Who Were Shareholders of Former Quest for Value Funds
----------------------------------------------------------------------------------------

The initial and  contingent  deferred  sales charge rates and waivers for Class A, Class
B  and  Class  C  shares   described  in  the  Prospectus  or  Statement  of  Additional
Information  of the  Oppenheimer  funds are  modified  as  described  below for  certain persons who were  shareholders  of the former  Quest for Value  Funds.  To be  eligible, those persons must have been  shareholders on November 24, 1995, when  OppenheimerFunds,
Inc.  became the investment  advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer   Quest   Global  Value
     Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These  arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest  for  Value  New  York
     Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for  Value  National
     Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for  Value  California
     Tax-Exempt Fund

         All of the funds listed  above are referred to in this  Appendix as the "Former
Quest for Value  Funds." The waivers of initial and  contingent  deferred  sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired  by  such  shareholder  pursuant  to  an  exchange  of  shares  of  an
              Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased  by such  shareholder  by exchange  of shares of another  Oppenheimer fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial  Sales Charge Rates for Certain  Former Quest for Value
              Funds Shareholders.

Purchases  by Groups and  Associations.  The  following  table  sets  forth the  initial sales charge  rates for Class A shares  purchased  by members of  "Associations"  formed for any purpose other than the purchase of  securities.  The rates in the table apply if that  Association  purchased  shares  of any of the  Former  Quest  for  Value  Funds or received a proposal to purchase  such  shares  from OCC  Distributors  prior to November
24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number  of  Eligible  Employees  Initial  Sales  Charge as a  Initial  Sales  Charge as a % of  Concession  as  % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than  2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------
         For purchases by Associations  having 50 or more eligible employees or members, there is no initial  sales charge on  purchases of Class A shares,  but those shares are subject to the Class A  contingent  deferred  sales charge  described in the  applicable fund's Prospectus.

         Purchases  made  under  this  arrangement  qualify  for the lower of either the sales  charge  rate in the table  based on the number of members of an  Association,  or the sales  charge rate that  applies  under the Right of  Accumulation  described in the applicable  fund's Prospectus and Statement of Additional  Information.  Individuals who
qualify  under  this   arrangement   for  reduced  sales  charge  rates  as  members  of
Associations  also may purchase  shares for their  individual  or custodial  accounts at these reduced sales charge rates, upon request to the Distributor.

|X|      Waiver  of  Class A Sales  Charges  for  Certain  Shareholders.  Class A shares purchased  by the  following  investors  are not  subject  to any  Class A initial or contingent deferred sales charges:
(10)     Shareholders  who were  shareholders of the AMA Family of Funds on February 28,
                  1991 and who  acquired  shares  of any of the  Former  Quest for Value
                  Funds by merger of a portfolio of the AMA Family of Funds.
(11)     Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent  Deferred  Sales  Charge in Certain  Transactions.
              The  Class  A  contingent   deferred   sales  charge  will  not  apply  to
              redemptions  of Class A shares  purchased by the  following  investors who were shareholders of any Former Quest for Value Fund:

         Investors  who  purchased  Class  A  shares  from a  dealer  that is or was not permitted to receive a sales load or redemption  fee imposed on a shareholder  with whom that  dealer  has  a  fiduciary  relationship,  under  the  Employee  Retirement  Income
Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for  Redemptions  of Shares  Purchased  Prior to March 6, 1995.  In the
              following cases,  the contingent  deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer  fund.
              The shares  must have been  acquired  by the merger of a Former  Quest for
              Value Fund into the fund or by exchange from an Oppenheimer  fund that was a Former  Quest for Value  Fund or into  which  such  fund  merged.  Those shares must have been purchased prior to March 6, 1995 in connection with:
(12)     withdrawals  under an automatic  withdrawal plan holding only either Class B or
                  Class C shares if the  annual  withdrawal  does not  exceed 10% of the initial value of the account value, adjusted annually, and
(13)     liquidation  of a  shareholder's  account if the  aggregate  net asset value of shares held in the account is less than the required  minimum value of such accounts.

|X|      Waivers  for  Redemptions  of Shares  Purchased  on or After  March 6, 1995 but
              Prior to  November  24,  1995.  In the  following  cases,  the  contingent deferred  sales charge will be waived for  redemptions of Class A, Class B or Class C shares  of an  Oppenheimer  fund.  The  shares  must  have been acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former  Quest For Value
              Fund or into which such Former Quest for Value Fund  merged.  Those shares must have been  purchased on or after March 6, 1995, but prior to November
              24, 1995:
(14)     redemptions  following  the  death  or  disability  of the  shareholder(s)  (as evidenced by a  determination  of total  disability by the U.S. Social
                  Security Administration);
(15)     withdrawals  under an automatic  withdrawal plan (but only for Class B or Class
                  C shares)  where  the  annual  withdrawals  do not  exceed  10% of the initial value of the account value; adjusted annually, and
(16)     liquidation  of a  shareholder's  account if the  aggregate  net asset value of shares held in the account is less than the required  minimum  account value.

         A  shareholder's  account  will be credited  with the amount of any  contingent deferred  sales charge paid on the  redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described in this section if the proceeds are invested in the same  Class of shares in that fund or  another  Oppenheimer  fund  within 90 days  after redemption.
V.       Special  Sales Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer
         Funds Who Were  Shareholders  of Connecticut  Mutual  Investment  Accounts,
         Inc.
------------------------------------------------------------------------------------

The  initial  and  contingent  deferred  sale  charge  rates and waivers for Class A and
Class B  shares  described  in the  respective  Prospectus  (or  this  Appendix)  of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described  below for those Fund  shareholders  who were  shareholders of the following funds (referred to as the "Former  Connecticut  Mutual Funds") on March 1,
1996,  when  OppenheimerFunds,   Inc.  became  the  investment  adviser  to  the  Former
Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA   LifeSpan   Capital
     Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent  Deferred Sales Charge.  Certain  shareholders of a Fund and the other  Former  Connecticut  Mutual  Funds are  entitled to continue to make  additional  purchases of Class A shares at net asset value without a
              Class A initial  sales  charge,  but  subject  to the  Class A  contingent deferred  sales  charge  that was in effect  prior to March 18,  1996 (the
              "prior  Class A  CDSC").  Under the  prior  Class A CDSC,  if any of those shares are redeemed  within one year of purchase,  they will be assessed a
              1%  contingent  deferred  sales  charge on an amount  equal to the current market value or the original purchase price of the shares sold,  whichever is smaller  (in such  redemptions,  any  shares  not  subject to the prior
              Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons  whose  purchases of Class A shares of a Fund and other Former
                  Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result  of  direct  purchases  or  purchases  pursuant  to the  Fund's policies on Combined  Purchases or Rights of  Accumulation,  who still hold  those  shares in that Fund or other  Former  Connecticut  Mutual
                  Funds, and
              2)  persons  whose  intended  purchases  under a  Statement  of  Intention entered  into  prior to  March  18,  1996,  with  the  former  general distributor of the Former  Connecticut Mutual Funds to purchase shares valued at  $500,000  or more over a  13-month  period  entitled  those persons to purchase  shares at net asset value  without  being subject to the Class A initial sales charge

         Any of the  Class A shares of a Fund and the other  Former  Connecticut  Mutual
Funds that were  purchased  at net asset value prior to March 18, 1996,  remain  subject to the  prior  Class  A  CDSC,  or if any  additional  shares  are  purchased  by  those shareholders  at net asset value  pursuant to this  arrangement  they will be subject to the prior Class A CDSC.

|X|      Class A Sales  Charge  Waivers.  Additional  Class A  shares  of a Fund  may be purchased  without a sales charge, by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser,  provided the total initial amount invested in the Fund or any one or more of the  Former  Connecticut  Mutual  Funds  totaled
                  $500,000 or more, including  investments made pursuant to the Combined
                  Purchases,  Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment is still held in one or more of the Former  Connecticut Mutual Funds or a
                  Fund into which such Fund merged;
              2)  any participant in a qualified  plan,  provided that the total initial amount  invested  by the  plan  in the  Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors  of the  Fund or any one or more of the  Former  Connecticut
                  Mutual Funds and members of their immediate families;
              4)  employee  benefit  plans  sponsored by  Connecticut  Mutual  Financial
                  Services,  L.L.C.  ("CMFS"),  the  prior  distributor  of  the  Former
                  Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000  persons (and persons who are  retirees  from  such  group)  engaged  in a common  business, profession,  civic or charitable  endeavor or other activity,  and the spouses and minor  dependent  children of such persons,  pursuant to a marketing program between CMFS and such group; and
              6)  an  institution  acting as a fiduciary on behalf of an  individual  or individuals,  if such  institution  was  directly  compensated  by the individual(s)  for recommending the purchase of the shares of the Fund or any one or more of the Former  Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

         Purchases  of Class A shares made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally,  Class A shares of a Fund may be purchased without a sales charge by any holder of a variable  annuity  contract  issued in New York State by  Connecticut
Mutual Life  Insurance  Company  through the Panorama  Separate  Account which is beyond the applicable  surrender  charge period and which was used to fund a qualified plan, if that holder exchanges the variable  annuity  contract  proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In  addition to the waivers set forth in the  Prospectus  and in this  Appendix,  above, the  contingent  deferred  sales  charge will be waived for  redemptions  of Class A and
Class B shares  of a Fund and  exchanges  of  Class A or Class B shares  of a Fund  into
Class A or Class B shares of a Former  Connecticut  Mutual Fund  provided that the Class
A or Class B shares of the Fund to be redeemed or exchanged  were (i) acquired  prior to
March 18, 1996 or (ii) were  acquired by exchange  from an  Oppenheimer  fund that was a
Former  Connecticut  Mutual Fund.  Additionally,  the shares of such Former  Connecticut
Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the  disability of a  shareholder,  as defined in Section  72(m)(7) of the
         Internal Revenue Code;
     3)  for retirement  distributions (or loans) to participants or beneficiaries  from retirement  plans  qualified  under Sections 401(a) or 403(b)(7)of the Code, or from IRAs,  deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free  returns of excess  contributions  to such  retirement  or employee benefit plans;
     5)  in whole or in part, in connection  with shares sold to any state,  county,  or city, or any instrumentality,  department,  authority,  or agency thereof, that is  prohibited  by  applicable  investment  laws from paying a sales  charge or concession  in  connection  with  the  purchase  of  shares  of any  registered investment management company;
     6)  in  connection  with the  redemption of shares of the Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;
     7)  in connection  with the Fund's right to  involuntarily  redeem or liquidate the
         Fund;
     8)  in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts  pursuant to an Automatic  Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary  redemptions of shares by operation of law, or under  procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.
VI.      Special  Reduced  Sales  Charge for  Former  Shareholders  of  Advance  America
         Funds, Inc.
----------------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer  U.S.  Government  Trust,
Oppenheimer  Strategic  Income Fund and  Oppenheimer  Capital  Income Fund who  acquired
(and still hold)  shares of those funds as a result of the  reorganization  of series of
Advance America Funds,  Inc. into those  Oppenheimer  funds on October 18, 1991, and who held shares of Advance  America  Funds,  Inc. on March 30, 1990,  may  purchase  Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer  Convertible
         Securities Fund
----------------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this  section)
may sell Class M shares at net asset  value  without  any  initial  sales  charge to the classes of  investors  listed below who,  prior to March 11,  1996,  owned shares of the
Fund's  then-existing  Class A and were  permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present  or former  officers,  directors,  trustees  and  employees  (and their
              "immediate  families"  as defined in the Fund's  Statement  of  Additional
              Information) of the Fund, the Manager and its  affiliates,  and retirement plans established by them or the prior investment  advisor of the Fund for their employees,
|_|      registered  management  investment  companies or separate accounts of insurance companies that had an agreement with the Fund's prior  investment  advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees,
|_|      employees  and  registered  representatives  (and their  spouses) of dealers or brokers described in the preceding section or financial  institutions that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the  Distributor) or with the Distributor, but only if the  purchaser  certifies  to the  Distributor  at the time of purchase that the purchaser meets these qualifications,
|_|      dealers,  brokers,  or registered  investment advisors that had entered into an agreement  with  the  Distributor  or the  prior  distributor  of the Fund specifically  providing  for the  use of  Class M  shares  of the  Fund in specific investment products made available to their clients, and
|_|      dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the  Distributor or prior  distributor of the Fund's shares to sell  shares to  defined  contribution  employee  retirement  plans for which the dealer,  broker, or investment  advisor provides  administrative services.

--------
1. Mr.  Motley was  elected as Trustee to the Board I Funds  effective  October 10,
   2002.
2.  In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities
Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and
IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

----------------------------------------------------------------------------------------
Oppenheimer Global Fund
----------------------------------------------------------------------------------------

Internet Website:
         www.oppenheimerfunds.com
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL.OPP (1.800,.225.5677)

Custodian Bank
         JP Morgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
          Mayer, Brown, Rowe & Maw
          1675 Broadway
          New York, NY 10019-5820

         (OppenheimerFunds, Inc. logo)

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited
                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Common Stocks--99.1%
-----------------------------------------------------------------------
 Consumer Discretionary--16.3%
-----------------------------------------------------------------------
 Automobiles--2.3%
 Porsche AG,
 Preferred                                 312,388   $       87,401,065
-----------------------------------------------------------------------
 Volkswagen AG 1                         1,546,385           49,272,528
                                                     ------------------
                                                            136,673,593

-----------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.9%
 International Game
 Technology 1                              636,800           52,153,920
-----------------------------------------------------------------------
 Household Durables--2.7%
 Koninklijke (Royal)
 Philips Electronics
 NV                                      1,317,200           20,683,159
-----------------------------------------------------------------------
 Nintendo Co. Ltd.                         343,987           27,848,501
-----------------------------------------------------------------------
 Sharp Corp.                             6,916,000           68,238,489
-----------------------------------------------------------------------
 Sony Corp.                              1,199,000           42,467,532
                                                     ------------------
                                                            159,237,681

-----------------------------------------------------------------------
 Media--8.2%
 Grupo Televisa SA,
 Sponsored GDR 1                         1,687,590           42,442,889
-----------------------------------------------------------------------
 JC Decaux SA 1                          2,030,482           19,276,259
-----------------------------------------------------------------------
 Pearson plc                             5,759,612           43,744,388
-----------------------------------------------------------------------
 Reed Elsevier plc 1                     8,232,599           58,818,117
-----------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                           7,282,785           73,440,542
-----------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2                         3,502,500            2,556,825
-----------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2,3                      99,350,110           65,273,022
-----------------------------------------------------------------------
 Television
 Broadcasts Ltd. 1                      19,376,486           59,375,727
-----------------------------------------------------------------------
 Wolters Kluwer
 NV 1                                    8,697,863           97,758,414
-----------------------------------------------------------------------
 Zee Telefilms Ltd.                     19,807,207           26,084,080
                                                     ------------------
                                                            488,770,263

 Specialty Retail--2.2%
 Circuit City Stores,
 Inc./Circuit City
 Group                                   8,550,415           44,462,158
-----------------------------------------------------------------------
 Gap, Inc. (The)                         2,813,100           40,761,819
-----------------------------------------------------------------------
 New Dixons Group
 plc                                    12,750,954           17,232,350

-----------------------------------------------------------------------
 Specialty Retail Continued
 RadioShack Corp.                        1,319,000   $       29,400,510
                                                     ------------------
                                                            131,856,837

-----------------------------------------------------------------------
 Consumer Staples--9.8%
-----------------------------------------------------------------------
 Beverages--2.8%
 Companhia de
 Bebidas das
 Americas, ADR                           2,294,900           38,095,340
-----------------------------------------------------------------------
 Diageo plc                              5,921,430           60,744,507
-----------------------------------------------------------------------
 Fomento Economico
 Mexicano SA de
 CV, UBD 1                              11,742,100           38,999,111
-----------------------------------------------------------------------
 Grupo Modelo SA
 de CV, Series C 1                      15,788,200           31,915,272
                                                     ------------------
                                                            169,754,230

-----------------------------------------------------------------------
 Food & Drug Retailing--0.8%
 Boots Group plc                         4,169,128           34,959,590
-----------------------------------------------------------------------
 Seven-Eleven
 Japan Co. Ltd.                            492,000           12,986,676
                                                     ------------------
                                                             47,946,266

-----------------------------------------------------------------------
 Food Products--1.3%
 Cadbury
 Schweppes plc 1                        14,562,021           77,108,487
-----------------------------------------------------------------------
 Household Products--3.1%
 Hindustan
 Lever Ltd. 1                           17,684,700           55,129,611
-----------------------------------------------------------------------
 Reckitt
 Benckiser plc                           7,758,126          127,166,086
                                                     ------------------
                                                            182,295,697

-----------------------------------------------------------------------
 Personal Products--1.8%
 Shiseido Co. Ltd.                       2,966,000           29,064,699
-----------------------------------------------------------------------
 Wella AG,
 Preference,
 Non-Vtg. 1                              1,106,662           78,348,412
                                                     ------------------
                                                            107,413,111

-----------------------------------------------------------------------
 Energy--6.4%
-----------------------------------------------------------------------
 Oil & Gas--6.4%
 BP plc, ADR                             1,972,456           76,117,077
-----------------------------------------------------------------------
 Burlington
 Resources, Inc.                           100,000            4,771,000
-----------------------------------------------------------------------
 ChevronTexaco
 Corp.                                     957,517           61,903,474

8  |  OPPENHEIMER GLOBAL FUND

                                                           Market Value
                                            Shares           See Note 1

-----------------------------------------------------------------------
 Oil & Gas Continued
 Encana Corp.                            1,450,656   $       47,091,216
-----------------------------------------------------------------------
 ENI SpA 1                               2,187,400           29,215,545
-----------------------------------------------------------------------
 Husky Energy, Inc.                      6,675,565           76,832,874
-----------------------------------------------------------------------
 Royal Dutch
 Petroleum Co.,
 NY Shares 1                             1,600,223           65,209,087
-----------------------------------------------------------------------
 TotalFinaElf SA,
 B Shares 1                                165,610           20,962,781
                                                     ------------------
                                                            382,103,054

-----------------------------------------------------------------------
 Financials--16.3%
-----------------------------------------------------------------------
 Banks--9.0%
 ABN Amro
 Holding NV 1                            5,806,068           84,896,791
-----------------------------------------------------------------------
 Australia & New
 Zealand Banking
 Group Ltd.                              6,247,629           67,693,679
-----------------------------------------------------------------------
 Bank One Corp.                          3,846,303          133,159,010
-----------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                               3,748,762           84,438,100
-----------------------------------------------------------------------
 Societe Generale,
 Cl. A 1                                 1,642,139           84,792,807
-----------------------------------------------------------------------
 Wachovia Corp.                          2,449,738           83,462,574
                                                     ------------------
                                                            538,442,961

-----------------------------------------------------------------------
 Diversified Financials--4.6%
 American
 Express Co.                             2,179,900           72,438,077
-----------------------------------------------------------------------
 Citigroup, Inc.                           832,633           28,684,207
-----------------------------------------------------------------------
 Credit Saison
 Co. Ltd.                                2,696,000           46,494,518
-----------------------------------------------------------------------
 Fannie Mae                                975,340           63,738,469
-----------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR 1                         6,931,250           43,666,875
-----------------------------------------------------------------------
 MBNA Corp.                              1,092,400           16,440,620
                                                     ------------------
                                                            271,462,766

-----------------------------------------------------------------------
 Insurance--2.7%
 ACE Ltd.                                2,016,571           58,379,731
-----------------------------------------------------------------------
 Berkshire Hathaway,
 Inc., Cl. B 1                              29,620           63,297,940
-----------------------------------------------------------------------
 Manulife Financial
 Corp.                                   1,529,239           36,542,881
                                                     ------------------
                                                            158,220,552

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Health Care--17.2%
-----------------------------------------------------------------------
 Biotechnology--4.1%
 Affymetrix, Inc. 1                      1,350,400   $       35,110,400
-----------------------------------------------------------------------
 Amgen, Inc. 1                           1,474,800           84,874,740
-----------------------------------------------------------------------
 Gilead
 Sciences, Inc. 1                        1,787,900           75,073,921
-----------------------------------------------------------------------
 IDEC
 Pharmaceuticals
 Corp. 1                                   773,400           26,619,655
-----------------------------------------------------------------------
 Oxford
 GlycoSciences plc 1                     1,410,276            4,241,743
-----------------------------------------------------------------------
 Qiagen NV 1,4                           3,416,458           19,758,607
                                                     ------------------
                                                            245,679,066

-----------------------------------------------------------------------
 Health Care Equipment & Supplies--2.1%
 Amersham plc                            3,695,160           24,005,502
-----------------------------------------------------------------------
 Applera Corp./
 Applied Biosystems
 Group                                   2,031,800           32,163,394
-----------------------------------------------------------------------
 Essilor
 International SA 1                        725,140           28,161,398
-----------------------------------------------------------------------
 Smith &
 Nephew plc                              5,491,360           33,591,283
-----------------------------------------------------------------------
 Swiss
 Medical SA 1,2,3                          960,000            4,495,392
                                                     ------------------
                                                            122,416,969

-----------------------------------------------------------------------
 Health Care Providers & Services--2.7%
 Fresenius AG,
 Preference 1,2                          1,732,127           77,928,699
-----------------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                             431,100           13,088,196
-----------------------------------------------------------------------
 Quest Diagnostics,
 Inc. 1                                  1,118,700           66,775,203
                                                     ------------------
                                                            157,792,098

-----------------------------------------------------------------------
 Pharmaceuticals--8.3%
 Aventis SA 1                            1,116,714           49,022,602
-----------------------------------------------------------------------
 Eisai Co. Ltd.                          1,790,000           32,983,218
-----------------------------------------------------------------------
 Johnson &
 Johnson                                 1,436,955           83,156,586
-----------------------------------------------------------------------
 Novartis AG                             1,998,495           74,012,856
-----------------------------------------------------------------------
 Pfizer, Inc.                            2,136,590           66,576,144
-----------------------------------------------------------------------
 Sanofi-Synthelabo
 SA 1                                    2,467,626          124,159,176
-----------------------------------------------------------------------
 Shionogi &
 Co. Ltd.                                1,995,000           27,019,481

9  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Pharmaceuticals Continued
 Takeda Chemical
 Industries Ltd.                           991,000   $       37,022,516
                                                     ------------------
                                                            493,952,579

-----------------------------------------------------------------------
 Industrials--5.6%
-----------------------------------------------------------------------
 Aerospace & Defense--3.6%
 Bombardier, Inc.,
 Cl. B                                   6,423,500           13,537,408
-----------------------------------------------------------------------
 Empresa Brasileira
 de Aeronautica SA
 (Embraer), ADR                          3,814,300           44,207,737
-----------------------------------------------------------------------
 Lockheed Martin
 Corp.                                     904,200           42,994,710
-----------------------------------------------------------------------
 Northrop Grumman
 Corp.                                     515,300           44,212,740
-----------------------------------------------------------------------
 Raytheon Co.                            2,376,400           67,418,468
                                                     ------------------
                                                            212,371,063

-----------------------------------------------------------------------
 Commercial Services & Supplies--1.8%
 Amadeus Global
 Travel Distribution
 SA 1                                    3,436,822           15,788,595
-----------------------------------------------------------------------
 Rentokil Initial plc 1                 21,077,713           57,887,397
-----------------------------------------------------------------------
 Societe BIC SA 1                          998,687           32,311,599
                                                     ------------------
                                                            105,987,591

-----------------------------------------------------------------------
 Industrial Conglomerates--0.2%
 Tyco International
 Ltd.                                    1,199,200           15,421,712
-----------------------------------------------------------------------
 Information Technology--19.7%
-----------------------------------------------------------------------
 Communications Equipment--6.6%
 JDS Uniphase
 Corp. 1                                24,567,400           70,017,090
-----------------------------------------------------------------------
 QUALCOMM, Inc.                          4,998,200          180,235,092
 Scientific-Atlanta,
 Inc.                                    3,879,000           53,297,460
 Telefonaktiebolaget
 LM Ericsson AB,
 B Shares 1                            144,384,100           90,251,237
                                                     ------------------
                                                            393,800,879

-----------------------------------------------------------------------
 Computers & Peripherals--0.5%
 International Business
 Machines Corp.                            270,781           21,237,354
-----------------------------------------------------------------------
 Toshiba Corp.                           3,236,500            8,542,962
                                                     ------------------
                                                             29,780,316

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Electronic Equipment & Instruments--0.8%
 Keyence Corp.                             133,540   $       20,653,766
-----------------------------------------------------------------------
 Tandberg ASA 1,2                       10,538,350           26,575,690
                                                     ------------------
                                                             47,229,456

-----------------------------------------------------------------------
 IT Consulting & Services--1.2%
 Infosys Technologies
 Ltd.                                      803,772           68,425,622
-----------------------------------------------------------------------
 Semiconductor Equipment & Products--1.7%
 Broadcom Corp.,
 Cl. A 1                                 1,872,300           23,122,905
-----------------------------------------------------------------------
 National
 Semiconductor
 Corp. 1                                 4,430,100           75,488,904
                                                     ------------------
                                                             98,611,809

-----------------------------------------------------------------------
 Software--8.9%
 Amdocs Ltd. 1                           2,924,700           38,840,016
-----------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1,2                      18,175,538          181,755,380
-----------------------------------------------------------------------
 Electronic Arts,
 Inc. 1                                  1,012,389           59,366,491
-----------------------------------------------------------------------
 Microsoft Corp.                         4,775,400          115,612,434
-----------------------------------------------------------------------
 Sybase, Inc. 1                          3,692,355           47,815,997
-----------------------------------------------------------------------
 Symantec Corp. 1                          265,800           10,414,044
-----------------------------------------------------------------------
 Synopsys, Inc. 1                        1,573,213           66,955,945
-----------------------------------------------------------------------
 Trend Micro, Inc. 1                       640,000            8,986,339
                                                     ------------------
                                                            529,746,646

-----------------------------------------------------------------------
 Materials--1.1%
-----------------------------------------------------------------------
 Chemicals--1.1%
 International
 Flavors &
 Fragrances, Inc.                        2,127,025           66,129,207
-----------------------------------------------------------------------
 Telecommunication Services--6.0%
-----------------------------------------------------------------------
 Diversified Telecommunication Services--0.8%
 Tele Norte Leste
 Participacoes SA
 (Telemar),
 Preference                          5,521,720,560           45,848,819
-----------------------------------------------------------------------
 Wireless Telecommunication Services--5.2%
 KDDI Corp.                                 48,730          143,831,169
-----------------------------------------------------------------------
 SK Telecom Co. Ltd.                       180,150           21,972,139
-----------------------------------------------------------------------
 SK Telecom Co.
 Ltd., ADR                               1,497,000           20,389,140

10  |  OPPENHEIMER GLOBAL FUND

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 Vodafone
 Group plc                              68,421,764   $      122,210,474
                                                     ------------------
                                                            308,402,922

-----------------------------------------------------------------------
 Utilities--0.7%
-----------------------------------------------------------------------
 Gas Utilities--0.7%
 Hong Kong & China
 Gas Co. Ltd.                           32,776,700           40,343,398
                                                     ------------------
 Total Common Stocks
 (Cost $6,811,320,664)                                    5,885,379,570

                                        Principal          Market Value
                                           Amount            See Note 1
-----------------------------------------------------------------------
 Joint Repurchase Agreements--0.2%
 Undivided interest of 37.34% in joint
 repurchase agreement (Market Value
 $37,724,000) with Zions Bank/Capital
 Markets Group, 1.30%, dated 3/31/03,
 to be repurchased at $14,085,509
 on 4/1/03, collateralized by U.S.
 Treasury Nts., 7%, 7/15/06, with a
 value of $38,515,168
 (Cost $14,085,000)                $   14,085,000   $        14,085,000

-----------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $6,825,405,664)                       99.3%        5,899,464,570
-----------------------------------------------------------------------
 Other Assets
 Net of Liabilities                           0.7            42,376,810
                                   ------------------------------------
 Net Assets                                 100.0%  $     5,941,841,380
                                   ====================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended March 31, 2003.
The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2003 amounts to $358,585,008. Transactions during the period in which the issuer was an affiliate are as follows:

                                         Shares
Shares
                                  September 30,          Gross         Gross      March
31,       Unrealized          Realized
                                           2002      Additions    Reductions
2003     Depreciation              Loss
------------------------------------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Cadence Design Systems, Inc.         18,175,538             --            --
18,175,538     $173,103,673      $         --
Fresenius AG, Preference              1,732,127             --            --
1,732,127       92,026,326                --
Sirius Satellite Radio, Inc.          3,502,500             --            --
3,502,500       51,885,467                --
Sirius Satellite Radio, Inc.                 --     99,350,110            --
99,350,110       25,812,678                --
Swiss Medical SA                        960,000             --            --
960,000       25,894,608                --
Tandberg ASA                            884,100      9,654,250            --
10,538,350       62,141,761                --
XM Satellite Radio
Holdings, Inc.*                       4,606,300             --     4,606,300
--               --        41,072,112

------------------------------

$430,864,513       $41,072,112

==============================

*No longer an affiliate as of March 31, 2003.

3. Identifies issues considered to be illiquid or restricted--See Note 6 of
Notes to Financial Statements.
4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

11  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Distribution of investments representing geographical holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                   Market Value          Percent
---------------------------------------------------------------------
 United States                       $2,440,362,813            41.4%
 Great Britain                          822,265,101            13.9
 Japan                                  506,139,866             8.6
 France                                 358,686,622             6.1
 Germany                                292,950,704             5.0
 The Netherlands                        288,306,058             4.9
 India                                  193,306,188             3.3
 Canada                                 174,004,379             2.8
 Brazil                                 128,151,896             2.2
 Mexico                                 113,357,272             1.9
 Hong Kong                               99,719,125             1.7
 Sweden                                  90,251,237             1.5
 Switzerland                             74,012,856             1.3
 Singapore                               73,440,542             1.2
 Australia                               67,693,679             1.1
 Bermuda                                 58,379,731             1.0
 Korea, Republic of South                42,361,279             0.7
 Italy                                   29,215,545             0.5
 Norway                                  26,575,690             0.5
 Spain                                   15,788,595             0.3
 Argentina                                4,495,392             0.1
                                     --------------------------------
 Total                               $5,899,464,570           100.0%
                                     --------------------------------

 See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 March 31, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $6,035,956,143)                 $  5,540,879,562
 Affiliated companies (cost $789,449,521)                          358,585,008
                                                              ------------------
                                                                 5,899,464,570
--------------------------------------------------------------------------------
 Cash                                                                3,338,344
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                  45,907
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   73,746,972
 Interest and dividends                                             15,172,712
 Shares of beneficial interest sold                                 12,211,540
 Other                                                                  66,821
                                                              ------------------
 Total assets                                                    6,004,046,866

--------------------------------------------------------------------------------
 Liabilities

 Unrealized depreciation on foreign currency contracts              13,129,886
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              30,895,629
 Shares of beneficial interest redeemed                             10,053,068
 Distribution and service plan fees                                  3,573,719
 Transfer and shareholder servicing agent fees                       1,646,790
 Shareholder reports                                                 1,178,487
 Trustees' compensation                                              1,117,040
 Other                                                                 610,867
                                                              ------------------
 Total liabilities                                                  62,205,486

--------------------------------------------------------------------------------
 Net Assets                                                     $5,941,841,380
                                                              ==================

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                              $  7,900,864,746
--------------------------------------------------------------------------------
 Accumulated net investment loss                                   (14,970,730)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                  (1,005,384,480)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies      (938,668,156)
                                                              ------------------
 Net Assets                                                     $5,941,841,380
                                                              ==================

13  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,268,436,292 and 127,880,010 shares of beneficial
interest outstanding)                                                     $33.38
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $35.42
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $976,703,648 and 31,106,138
shares of beneficial interest outstanding)                                $31.40
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $442,105,207 and 13,859,049 shares of beneficial interest
outstanding)                                                              $31.90
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,441,384 and 2,089,210
shares of beneficial interest outstanding)                                $33.24
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share (based on net assets of $185,154,849 and
5,520,776 shares of beneficial interest outstanding)                      $33.54

 See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2003

------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $3,851,211)   $  41,736,489
------------------------------------------------------------------------------
 Interest                                                         1,024,650
------------------------------------------------------------------------------
 Other income                                                       406,229
                                                              ----------------
 Total investment income                                         43,167,368

------------------------------------------------------------------------------
 Expenses

 Management fees                                                 21,696,807
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                          5,433,104
 Class B                                                          5,429,917
 Class C                                                          2,358,149
 Class N                                                            157,544
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                          6,404,714
 Class B                                                          1,989,922
 Class C                                                            728,815
 Class N                                                             48,177
 Class Y                                                            353,043
------------------------------------------------------------------------------
 Shareholder reports                                                960,193
------------------------------------------------------------------------------
 Custodian fees and expenses                                        811,451
------------------------------------------------------------------------------
 Other                                                              365,654
                                                              ----------------
 Total expenses                                                  46,737,490
 Less reduction to custodian expenses                               (20,371)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                     (126,301)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class Y                                      (73,246)
                                                              ----------------
 Net expenses                                                    46,517,572

------------------------------------------------------------------------------
 Net Investment Loss                                             (3,350,204)

------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
   Unaffiliated companies                                      (382,627,477)
   Affiliated companies                                         (41,072,112)
 Foreign currency transactions                                   47,411,337
                                                              ----------------
 Net realized loss                                             (376,288,252)

------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                    (81,546,254)
 Translation of assets and liabilities
 denominated in foreign currencies                              112,280,465
                                                              ----------------
 Net change                                                      30,734,211
                                                              ----------------
 Net realized and unrealized loss                              (345,554,041)

------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations         $(348,904,245)
                                                              ================

 See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months                        Year

Ended                       Ended
                                                                                   March
31, 2003               September 30,

(Unaudited)                       2002
--------------------------------------------------------------------------------------------------------------------------------

 Operations

 Net investment loss                                                               $
(3,350,204)             $     (906,990)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized loss
(376,288,252)               (448,125,052)
--------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
30,734,211                (503,784,365)

------------------------------------------------
 Net decrease in net assets resulting from operations
(348,904,245)               (952,816,407)

--------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A
(44,991,786)                357,374,689
 Class B
(83,383,558)               (106,729,380)
 Class C
5,883,223                 126,876,337
 Class N
22,646,846                  56,432,365
 Class Y
32,512,637                  24,729,253

--------------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease
(416,236,883)               (494,133,143)
--------------------------------------------------------------------------------------------------------------------------------
 Beginning of period
6,358,078,263               6,852,211,406

------------------------------------------------
 End of period [including accumulated net investment loss of
 $14,970,730 and $11,620,526, respectively]
$5,941,841,380              $6,358,078,263

================================================

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS

                                                  Six
Months                                                                 Year

Ended                                                                Ended
                                             March 31,
2003                                                             Sept. 30,
Class A                                          (Unaudited)           2002
2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period               $ 35.25         $ 40.04      $
67.48       $ 49.50      $ 38.34      $ 49.32
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .02             .07
..20           .26          .17         1.08
 Net realized and unrealized gain (loss)              (1.89)          (4.86)
(15.68)        22.20        14.37        (5.49)

--------------------------------------------------------------------------------
 Total from investment operations                     (1.87)          (4.79)
(15.48)        22.46        14.54        (4.41)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    --              --
--          (.32)        (.39)        (.83)
 Dividends in excess of net
 investment income                                       --              --
--          (.04)          --           --
 Distributions from net realized gain                    --              --
(11.96)        (4.12)       (2.99)       (5.74)

--------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --              --
(11.96)        (4.48)       (3.38)       (6.57)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $33.38          $35.25
$40.04        $67.48       $49.50       $38.34

================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   (5.30)%        (11.96)%
(27.10)%       47.13%       40.05%       (9.85)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $4,268,436      $4,559,330
$4,876,120    $6,225,967   $3,780,168   $2,904,763
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $4,607,814      $5,552,582
$5,851,970    $5,555,437   $3,475,038   $3,381,204
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 0.09%           0.18%
0.42%         0.41%        0.37%        0.96%
 Expenses                                              1.26%           1.23%
1.12%         1.08%        1.16%        1.14% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 22%             27%
36%           62%          68%          65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                                  Six
Months                                                                 Year

Ended                                                                Ended
                                              March 31,
2003                                                            Sept. 30,
Class B                                           (Unaudited)           2002
2001          2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                $ 33.30         $ 38.11      $
65.26       $ 48.05       $ 37.32     $ 48.19
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.21)           (.32)
(.06)         (.19)        (.16)         .69
 Net realized and unrealized gain (loss)               (1.69)          (4.49)
(15.13)        21.52         13.99       (5.31)

--------------------------------------------------------------------------------
 Total from investment operations                      (1.90)          (4.81)
(15.19)        21.33         13.83       (4.62)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --              --
--            --         (.11)        (.51)
 Dividends in excess of net
 investment income                                        --              --
--            --            --          --
 Distributions from net realized gain                     --              --
(11.96)        (4.12)       (2.99)       (5.74)

-------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --              --
(11.96)        (4.12)       (3.10)       (6.25)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $31.40          $33.30
$38.11        $65.26        $48.05      $37.32

===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    (5.71)%        (12.62)%
(27.68)%       46.01%        38.99%     (10.56)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $  976,704      $1,119,360
$1,386,315    $1,948,901    $1,250,245    $897,473
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $1,088,182      $1,456,440
$1,731,624    $1,779,871    $1,121,639    $965,647
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                          (0.75)%         (0.60)%
(0.35)%       (0.38)%       (0.40)%      0.20%
 Expenses                                               2.11%           2.00%
1.89%         1.85%         1.94%       1.91% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                                    2.09%           2.00%
1.89%         1.85%         1.94%       1.91%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  22%             27%
36%           62%           68%         65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER GLOBAL FUND

                                              Six
Months                                                                     Year

Ended                                                                    Ended
                                          March 31,
2003                                                                Sept. 30,
 Class C                                     (Unaudited)            2002
2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period             $33.82          $38.71
$66.09        $48.63        $37.79       $48.77
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.11)           (.12)
..07           .06          (.08)         .75
 Net realized and unrealized gain (loss)           (1.81)          (4.77)
(15.49)        21.54         14.07        (5.42)

---------------------------------------------------------------------------------
 Total from investment operations                  (1.92)          (4.89)
(15.42)        21.60         13.99        (4.67)
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                 --              --
--          (.02)         (.16)        (.57)
 Dividends in excess of net
 investment income                                    --              --
--            -- 1          --           --
 Distributions from net realized gain                 --              --
(11.96)        (4.12)        (2.99)       (5.74)

---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      --              --
(11.96)        (4.14)        (3.15)       (6.31)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $31.90          $33.82
$38.71        $66.09        $48.63       $37.79

=================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                (5.68)%        (12.63)%
(27.67)%       46.01%        38.97%      (10.53)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $442,105        $463,949
$418,525      $404,312      $152,620      $90,707
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $472,805        $521,168
$448,751      $287,843      $125,334      $79,398
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                      (0.70)%         (0.56)%
(0.33)%       (0.29)%       (0.38)%       0.23%
 Expenses                                           2.05%           1.99%
1.89%         1.85%         1.94%        1.91% 4
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              22%             27%
36%           62%           68%          65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized the last business day of the fiscal for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                                             Six
Months                                Year

Ended                               Ended
                                                         March 31,
2003                           Sept. 30,
Class  N                                                     (Unaudited)
2002           2001 1
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                           $ 35.13            $
39.98          $ 50.13
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.01)
..07              .01
 Net realized and unrealized loss                                 (1.88)
(4.92)          (10.16)

---------------------------------------------
 Total from investment operations                                 (1.89)
(4.85)          (10.15)

-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --
--               --
 Dividends in excess of net investment income                        --
--               --
 Distributions from net realized gain                                --
--               --

---------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                     --
--               --
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $33.24
$35.13           $39.98

=============================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               (5.38)%
(12.13)%         (20.25)%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $69,441
$51,077           $5,971
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $63,291
$33,737           $1,717
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                               -- 4
0.14%            0.13%
 Expenses                                                          1.39%
1.45%            1.41%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             22%
27%              36%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Less than $0.005 per share.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER GLOBAL FUND

                                                Six
Months                                                     Year

Ended                                                    Ended
                                            March 31,
2003                                                Sept. 30,
 Class Y                                       (Unaudited)         2002
2001         2000          1999 1
-------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period              $ 35.38      $ 40.11        $
67.53      $ 49.54         $ 42.38
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.01)         .12
..22          .64             .63
 Net realized and unrealized gain (loss)             (1.83)       (4.85)
(15.68)       22.03           10.00

-------------------------------------------------------------------
 Total from investment operations                    (1.84)       (4.73)
(15.46)       22.67           10.63
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --
--         (.50)           (.48)
 Dividends in excess of net investment income           --           --
--         (.06)             --
 Distributions from net realized gain                   --           --
(11.96)       (4.12)          (2.99)

-------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --           --
(11.96)       (4.68)          (3.47)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $33.54       $35.38
$40.11       $67.53          $49.54

===================================================================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  (5.20)%     (11.79)%
(27.04)%      47.63%          27.11%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $185,155     $164,363
$165,281     $203,252         $36,593
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $184,609     $191,788
$194,016     $136,515         $16,838
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                0.33%        0.37%
0.54%        0.90%           1.07%
 Expenses                                             1.12%        1.15%
1.06%        0.82%           0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees       1.04%        1.05%
1.00%        0.82%           0.78%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                22%          27%
36%          62%             68%

1. For the period from November 17, 1998 (inception of offering) to September
30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

22  |  OPPENHEIMER GLOBAL FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,000,285,514. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              --------------------------------
                              2004                $    353,985
                              2010                 156,747,145
                                                  ------------
                              Total               $157,101,130 1
                                                  ============
1. Includes $353,985 from capital loss carryforward acquired in the June 19,
1997 merger with Oppenheimer Global Emerging Growth Fund which is no longer subject to limitation under IRS sections 382 or 384.

23  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2003, the Fund's projected benefit obligations were decreased by $156,019 and payments of $36,620 were made to retired trustees, resulting in an accumulated liability of $1,035,012 as of March 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended March 31, 2003 and the year ended September 30, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

24  |  OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      Six Months Ended March 31,
2003                      Year Ended September 30, 2002
                                     Shares                    Amount
Shares                      Amount
------------------------------------------------------------------------------------------------------------------------------

 Class A
 Sold                            17,357,884             $ 622,987,237
35,174,289             $ 1,541,931,335
 Redeemed                       (18,812,589)             (667,979,023)
(27,633,673)             (1,184,556,646)

----------------------------------------------------------------------------------------------
 Net increase (decrease)         (1,454,705)            $ (44,991,786)
7,540,616             $   357,374,689

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                             2,646,574             $  89,292,257
7,994,046             $   333,395,941
 Redeemed                        (5,156,045)             (172,675,815)
(10,753,879)               (440,125,321)

----------------------------------------------------------------------------------------------
 Net decrease                    (2,509,471)            $ (83,383,558)
(2,759,833)            $  (106,729,380)

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                             1,905,328             $  65,382,700
5,659,350             $   239,411,312
 Redeemed                        (1,762,791)              (59,499,477)
(2,755,399)               (112,534,975)

----------------------------------------------------------------------------------------------
 Net increase                       142,537             $   5,883,223
2,903,951             $   126,876,337

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                               926,186             $  32,864,431
1,554,356             $    66,740,283
 Redeemed                          (291,071)              (10,217,585)
(249,598)                (10,307,918)

----------------------------------------------------------------------------------------------
 Net increase                       635,115             $  22,646,846
1,304,758             $    56,432,365

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             2,497,690             $  90,180,573
2,457,976             $   109,088,807
 Redeemed                        (1,622,207)              (57,667,936)
(1,933,304)                (84,359,554)

----------------------------------------------------------------------------------------------
 Net increase                       875,483             $  32,512,637
524,672             $    24,729,253

==============================================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were
 $1,415,979,459 and $1,368,866,766, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63%
 of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.

25  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate           Class A          Concessions
Concessions       Concessions          Concessions
                     Front-End         Front-End           on Class A         on Class
B        on Class C           on Class N
                 Sales Charges     Sales Charges               Shares
Shares            Shares               Shares
 Six Months         on Class A       Retained by          Advanced by        Advanced
by       Advanced by          Advanced by
 Ended                  Shares       Distributor        Distributor 1      Distributor
1     Distributor 1        Distributor 1
---------------------------------------------------------------------------------------------------------------------------------

 March 31, 2003     $2,580,298          $493,113             $599,621
$2,736,192          $533,635             $262,874

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C
 and Class N shares from its own resources at the time of sale.

                               Class A                      Class
B                         Class C                   Class N
                            Contingent                   Contingent
Contingent                Contingent
                              Deferred
Deferred                        Deferred                  Deferred
                         Sales Charges                Sales Charges
Sales Charges             Sales Charges
 Six Months                Retained by                  Retained by
Retained by               Retained by
 Ended                     Distributor                  Distributor
Distributor               Distributor
----------------------------------------------------------------------------------------------------------------------------------
 March 31, 2003                $34,437
$1,670,058                         $61,294                  $140,428

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $5,433,104, all of which were paid by the
 Distributor to recipients, and included $232,084 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
 A shares in any fiscal year cannot be recovered in subsequent years.

26  |  OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended March 31,
 2003, were as follows:

Distributor's

Distributor's                      Aggregate

Aggregate                   Unreimbursed

Unreimbursed                  Expenses as %
                        Total Payments              Amount Retained
Expenses                  of Net Assets
                            Under Plan               by Distributor                 Under
Plan                       of Class
------------------------------------------------------------------------------------------------------------------------------------

 Class B Plan               $5,429,917                   $4,267,245
$25,212,563                         2.58%
 Class C Plan                2,358,149                      760,153
8,304,349                         1.88
 Class N Plan                  157,544                      142,512
1,185,426                         1.71

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                        Contract        Valuation
                        Expiration        Amount             as of     Unrealized
Unrealized
 Contract Description        Dates        (000s)    March 31, 2003   Appreciation
Depreciation
--------------------------------------------------------------------------------------------------

 Contracts to Purchase
 Japanese Yen [JPY]         4/1/03       468,526JPY  $   3,951,140        $45,907
$         --

 Contracts to Sell
 Japanese Yen [JPY]  5/1/03-5/2/03    43,012,001JPY    363,129,886             --
13,129,886

------------------------
 Total Unrealized
 Appreciation and
 Depreciation                                                             $45,907     $
13,129,886

========================

27  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of March 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2003 was
 $69,768,414, which represents 1.17% of the Fund's net assets, of which
 $4,495,392 is considered restricted. Information concerning restricted securities is as follows:

Valuation

as of          Unrealized
 Security                              Acquisition Dates             Cost Per
Unit             March 31, 2003        Depreciation
------------------------------------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Swiss Medical SA                  5/16/94 - 7/10/02
$30,390,000                 $4,495,392         $25,894,608

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The
 Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal
 Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through
 November 12, 2002.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the
 Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the FUnd might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If a Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

 The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2003.